[Logo of Marshall Funds]

The Marshall Funds Family

Annual Report

The Institutional Class of Shares
(Class I)

  Marshall International Stock Fund

AUGUST 31, 2002

Commentary	1
Financial Information
Portfolio of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Directors & Officers	18

[Photo of Daniel R. Jaworski]

Daniel R. Jaworski, CFA

Marshall International Stock Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (13.00)%.** In comparison, the Lipper International Funds Index (LIFI) returned (12.50)%, while the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE) returned (14.95)%.***

Factors Affecting Performance

International markets fared no better than the U.S. stock market, as economic growth remained sluggish throughout Europe and Japan. The decline in equities was broad on both a geographic and industrial basis. Of the 21 developed countries included in the Fund's benchmark, the EAFE, only two generated positive equity market returns over the last 12 months. Also, all 10 of the major industrial sectors generated negative returns for the reporting period. While emerging markets in Asia showed signs of life during part of the reporting period, most of those gains evaporated as the fiscal year came to a close. However, U.S. investors in overseas markets benefited from a weakened dollar, as foreign currencies translated into more dollars by the end of the reporting period.

Compared to the EAFE, the Fund benefited from better stock selection in the technology and telecommunications sectors, avoiding some of the worst performing companies in the index. Indeed, one of the Fund's best performers was Telecom Italia SpA (1.24% of net assets), which has relatively low debt and strong earnings. In addition, the Fund owned shares of Samsung Electronics Co. (1.96% of net assets), a stock that nearly doubled during the year on the strength of strong earnings momentum. Since Samsung Electronics Co. is based in South Korea and thus is part of emerging markets, it is not included in the EAFE. As of August 31, 2002, emerging market companies accounted for about 13% of the Fund's holdings.†

Another relatively good area for the Fund was the consumer sector, with such winning stocks as Hyundai Motor Co., Ltd. (0.89% of net assets) generating a strong contribution to total return. A low interest rate environment certainly benefited Hyundai Motor Co., Ltd., as well as its increasing market share and reputation for quality automobiles at reasonable prices. In financial services, Bank of Ireland (1.99% of net assets) continues to generate excellent returns, boosted by a relatively healthy Irish economy and a scarcity of competitors.

Looking Ahead

We continue to search for companies that are likely to benefit from an economic pickup, including banks and highly focused industrial companies. While we have not invested heavily in pharmaceuticals due to concerns about competition from generic drugs and delayed FDA approvals, these stocks have declined in price to the point where they appear attractive. In technology, we are still concerned about overcapacity and weak demand.

In terms of geographical allocation, we remain cautious on Japan, focusing our exposure in a few companies such as Nissan Motors Co., Ltd. (2.57% of net assets) and Sega Enterprises (2.26% of net assets) that have demonstrated a concern for shareholder value. In Europe, while economic growth remains slower than expected, we are increasing our holdings in industrial sectors where there has been consolidation, buying stocks with strong returns on capital and modest price/earnings multiples. Meanwhile, emerging markets continue to provide the best opportunity for economic growth, especially with companies that meet our investment criteria of reasonably priced, worldwide industry leaders.

GROWTH OF AN ASSUMED $10,000 INVESTMENT

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
9-99
2-00
8-00
2-01
8-01
2-02
8-02
$8,240
$7,795
$7,036
Marshall International Stock Fund
Lipper International Funds Index (LIFI)
Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE)

This graph illustrates the hypothetical investment of $10,000 in the Institutional Class of Shares of the Fund from inception on September 1, 1999 to August 31, 2002, compared to the EAFE and the LIFI.*** The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

AVERAGE ANNUAL TOTAL RETURNS**

As of 8/31/02

	Fund	EAFE	LIFI
1-year	(13.00)%	(14.95)%	(12.50)%
Since Inception (9/1/99)	(6.25)%	(11.54)%	(8.25)%

COUNTRY ALLOCATIONS

(As a % of net assets)

	8/31/02	8/31/01
Belgium	1.5%	0.9%
Denmark	0.0%	0.3%
Finland	1.9%	0.7%
France	10.5%	13.4%
Germany	5.1%	7.9%
Ireland	3.0%	2.5%
Italy	4.9%	2.5%
Netherlands	6.3%	9.2%
Norway	0.0%	0.4%
Spain	0.0%	2.3%
Sweden	4.3%	3.1%
Switzerland	7.2%	6.0%
United Kingdom	24.0%	24.4%
Total Europe	68.7%	73.6%
Hong Kong	1.5%	2.4%
Japan	12.4%	11.7%
Korea, Republic of	5.4%	1.4%
Singapore	0.3%	0.0%
Taiwan	0.5%	0.8%
Total Asia	20.1%	16.3%
Canada	1.7%	1.4%
Israel	0.0%	0.2%
Other	10.1%	6.7%
Total Other	11.8%	8.3%
Other Net Asset and Liabilities††	(0.6)%	1.8%
	100.0%	100.0%

SECTOR DIVERSIFICATION

(As a % of net assets)

	8/31/02	8/31/01
Consumer Discretionary	24.2%	17.2%
Consumer Staples	6.3%	9.7%
Energy	7.6%	7.0%
Financials	20.9%	26.7%
Healthcare	7.6%	6.3%
Industrials	10.9%	9.7%
Information Technology	4.5%	6.0%
Materials	9.7%	7.0%
Telecommunication Services	6.7%	5.4%
Utilities	2.2%	3.2%
Other Net Assets and Liabilities	(0.6)%	1.8%
	100.0%	100.0%

TEN LARGEST STOCK HOLDINGS

(As a % of net assets)

Security	8/31/02
Kingfisher PLC	3.25%
Nissan Motor Co., Ltd.	2.57%
TPG NV	2.42%
Sega Enterprises	2.26%
GlaxoSmithKline PLC	2.24%
Vivendi Environment	2.18%
Nestle SA	2.04%
Bank of Ireland	1.99%
Samsung Electronics Co.	1.96%
Total Fina SA, Class B	1.81%
	22.72%

* International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

*** The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

† Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

†† These amounts included cash equivalents of 0.5% and 1.2%, respectively.

August 31, 2002

Portfolio of Investments

International Stock Fund

Description	Shares	Value

Common Stocks -- 100.6%
Australia -- 1.4%
Banks -- 1.1%
(1)National Australia Bank Ltd., Melbourne	169,600	$3,230,094

Transportation -- 0.3%
Qantas Airways Ltd.	483,900	1,111,778

Total Australia		4,341,872

Belgium -- 1.5%
Banks -- 1.5%
Dexia	349,300	4,617,923

Bermuda -- 0.5%
IT Consulting & Services --0.5%
(2)Accenture Ltd.	99,300	1,633,485

Brazil -- 1.2%
Metals & Mining -- 1.2%
Companhia Vale Do Rio Doce, ADR	159,850	3,744,713

Canada -- 1.7%
Banks -- 1.3%
Royal Bank of Canada, Montreal	105,200	3,780,287

Financial Services -- 0.4%
Manulife Financial Corp.	55,500	1,291,700

Total Canada		5,071,987

Finland -- 1.9%
IT Consulting & Services -- 0.2%
TietoEnator OYJ	36,800	566,638

Paper & Forest Products -- 0.5%
Stora Enso OYJ, Class R	139,100	1,536,115

Telecommunications -- 1.2%
Nokia OYJ	51,500	687,927
Nokia OYJ, Class A, ADR	233,000	3,096,570

		3,784,497

Total Finland		5,887,250

France -- 10.5%
Banks -- 1.5%
BNP Paribas SA	96,600	4,505,855

Construction Equipment -- 1.9%
(1)Technip	42,300	3,235,886
(1)Vinci SA	40,000	2,434,221

		5,670,107

Domestic & International Oil -- 1.8%
(1)Total Fina SA, Class B	38,300	$5,461,619

Healthcare -- 1.0%
(1)Aventis SA	50,300	2,962,370

Industrial Gases -- 0.8%
L'Air Liquide SA	18,262	2,530,747

Media -- 0.9%
(1)Thomson Multimedia	131,872	2,619,002

Metals & Mining -- 0.4%
(1)Pechiney SA, Class A	36,200	1,325,687

Water Treatment -- 2.2%
(1)(2)Vivendi Environment	266,350	6,572,364
(1)(2)Vivendi Environment, Warrants	48,300	6,158

		6,578,522

Total France		31,653,909

Germany -- 5.1%
Automotive -- 1.2%
Bayerische Motoren Werke AG	92,200	3,484,985

Drugs -- 0.9%
Schering AG	49,100	2,716,413

Healthcare -- 0.4%
(1)Fresenius Medical Care AG	40,562	1,157,632

Household Product/ Wares -- 1.1%
Adidas-Salomon AG	46,400	3,310,619

Insurance -- 1.5%
(1)Allianz AG	10,730	1,378,466
Muenchener Rueckversicherungs- Gesellschaft AG	17,720	3,227,086

		4,605,552

Total Germany		15,275,201

Hong Kong -- 1.5%
Telecommunications -- 0.9%
(2)China Mobile (Hong Kong) Ltd.	936,900	2,594,526

Transportation -- 0.6%
Cathay Pacific Airways Ltd.	1,270,100	1,970,309

Total Hong Kong		4,564,835

Ireland -- 3.0%
Banks -- 2.0%
Bank of Ireland	517,400	6,018,238

Construction Materials -- 1.0%
CRH PLC	210,100	$3,018,714

Total Ireland		9,036,952

Italy -- 4.9%
Insurance -- 0.8%
Riunione Adriatica di Sicurta SpA	205,100	2,353,476

Media -- 1.1%
(1)Mediaset SpA	474,400	3,270,832

Oil & Gas Products -- 1.8%
(1)ENI SpA	360,100	5,452,914

Telecommunications -- 1.2%
Telecom Italia SpA	698,300	3,739,323

Total Italy		14,816,545

Japan -- 12.4%
Air Freight & Couriers -- 0.9%
(1)Yamato Transport	157,900	2,679,652

Automotive -- 3.2%
(1)Honda Motor Co., Ltd.	47,100	1,991,342
Nissan Motor Co., Ltd.	1,062,200	7,747,212

		9,738,554

Chemical -- 0.6%
Takeda Chemical Industries, Ltd.	43,900	1,852,352

Financial Services -- 0.5%
Nomura Securities Co., Ltd.	108,700	1,430,902

Insurance -- 0.7%
(2)Millea Holdings, Inc.	272	2,203,765

Leisure & Recreation -- 2.3%
(1)(2)Sega Enterprises	285,200	6,833,655

Office Equipment -- 1.0%
(1)Ricoh Co., Ltd.	168,800	3,013,905

Retail -- 1.7%
Ito-Yokado Co., Ltd.	121,900	5,184,613

Telecommunications -- 1.5%
Nippon Television Network Corp.	318	1,623,009
NTT DoCoMo, Inc.	1,420	3,013,770

		4,636,779

Total Japan		37,574,177

Korea, Republic of -- 5.4%
Automotive -- 0.9%
Hyundai Motor Co., Ltd.	94,760	2,691,821

Banks -- 1.3%
Kookmin Bank	75,663	$3,552,728
(2)Kookmin Bank, ADR	9,174	429,343

		3,982,071

Electronics -- 2.0%
Samsung Electronics Co.	21,360	5,907,060

Metals & Mining -- 0.2%
Pohang Iron and Steel Co. Ltd., ADR	25,200	575,820

Telecommunications -- 1.0%
SK Telecom Co., Ltd., ADR	76,400	1,662,464
(2)KT Corp., ADR	60,300	1,369,413

		3,031,877

Total Korea, Republic of		16,188,649

Mexico -- 5.0%
Beverages & Foods -- 1.5%
(2)Fomento Economico Mexicano, SA de CV, ADR	45,600	1,717,752
Grupo Modelo, SA de CV, Class C	1,153,100	2,895,834

		4,613,586

Broadcasting & Cable TV -- 1.0%
(2)Grupo Televisa SA, GDR	95,800	3,040,692

Financial Services -- 1.1%
Grupo Financiero BBVA Bancomer, SA de CV	4,198,400	3,328,232

Retail -- 0.3%
Wal-Mart de Mexico SA de CV	278,900	754,985

Telecommunications -- 1.1%
Telefonos de Mexico, SA de CV, Class L, ADR	110,400	3,271,152

Total Mexico		15,008,647

Netherlands -- 6.3%
Chemicals -- 1.1%
Akzo Nobel NV	88,900	3,314,913

Domestic & International Oil -- 1.0%
(1)Royal Dutch Petroleum Co.	68,700	3,099,366

Financial Services -- 1.8%
(1)ING Group NV	199,900	4,364,115
(1)Van der Moolen Holding NV	39,900	864,815

		5,228,930

Transportation -- 2.4%
TPG NV	369,900	7,295,493

Total Netherlands		18,938,702

Russia -- 1.3%
Domestic & International Oil -- 1.3%
YUKOS, ADR	30,500	$3,965,930

Singapore -- 0.3%
Technologies -- 0.3%
Singapore Technologies Engineering Ltd.	794,400	789,928

South Africa -- 0.7%
Paper & Forest Products -- 0.7%
Sappi Ltd.	178,400	2,150,520

Sweden -- 4.3%
Commercials Services -- 0.7%
(2)Alfa Laval AB	214,700	1,942,015

Household Product/ Wares -- 1.0%
(1)Electrolux AB, Class B	181,800	3,124,409

Industrial Services -- 2.1%
Sandvik AB	136,600	3,168,901
Atlas Copco AB, Class A	156,710	3,235,191

		6,404,092

Paper & Forest Products -- 0.5%
Svenska Cellulosa AB, Class B	43,290	1,476,445

Total Sweden		12,946,961

Switzerland -- 7.2%
Banks -- 1.8%
(1)UBS AG	115,390	5,436,541

Beverages & Foods -- 2.1%
(1)Nestle SA	28,770	6,173,491

Construction Materials -- 1.0%
(1)Holcim Ltd.	16,170	3,006,417

Insurance -- 0.9%
(1)Swiss Re	37,540	2,651,766

Pharmaceuticals & Healthcare -- 1.4%
(1)Novartis AG	107,030	4,343,681

Total Switzerland		21,611,896

Taiwan -- 0.5%
Electrical Equipment -- 0.5%
(2)Taiwan Semiconductor Manufacturing Co., ADR	198,800	1,624,196

United Kingdom -- 24.0%
Aerospace & Defense -- 1.2%
BAE Systems PLC	762,100	$3,609,512

Banks -- 2.8%
Royal Bank of Scotland PLC, Edinburgh	225,500	5,385,519
Standard Chartered PLC	275,200	3,152,065

		8,537,584

Beverages & Foods -- 1.8%
Diageo PLC	435,700	5,273,626

Containers & Metal/ Glass -- 1.0%
Rexam PLC	427,500	2,951,114

Domestic & International Oil -- 1.1%
BP Amoco PLC	443,400	3,434,906

Gas Distribution -- 0.5%
BG Group PLC	336,900	1,405,319

Healthcare Equipment & Supplies -- 0.9%
Smith & Nephew PLC	492,800	2,841,267

Hotels & Motels -- 0.9%
Six Continents PLC	275,800	2,591,182

Leisure & Recreation -- 1.4%
Hilton Group PLC	596,900	1,764,615
(2)P&O Princess Cruises PLC	364,300	2,368,228

		4,132,843

Manufacturing -- 0.5%
Smiths Group PLC	130,700	1,476,772

Media -- 0.5%
WPP Group PLC	203,900	1,502,240

Metals & Mining -- 0.7%
Rio Tinto PLC	111,800	1,962,320

MultiMedia -- 1.6%
Pearson PLC	260,200	2,585,576
Reed International PLC	260,800	2,329,155

		4,914,731

Pharmaceuticals & Healthcare -- 2.2%
(2)GlaxoSmithKline PLC	359,744	6,770,834

Description	Shares or Principal Amount	Value

Retail -- 4.4%
Kingfisher PLC	2,976,018	$9,799,867
Next PLC	258,900	3,378,117

		13,177,984

Telecommunications -- 1.6%
Vodafone Group PLC	2,953,721	4,731,784

Tobacco -- 0.9%
British American Tobacco PLC	242,600	2,819,978

Total United Kingdom		72,133,996

Total Common Stocks (identified cost $314,559,418)		303,578,274

(3)Repurchase Agreement -- 0.5%
State Street Corp., 0.85%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$1,548,000	1,548,000

(4)Total Investments (identified cost $316,107,418)		$305,126,274

Notes to Portfolio of Investments

(1) Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2) Non-income producing security.

(3) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on current market prices.

(4) The cost of investments for federal tax purposes amounts to $318,122,116. The net unrealized depreciation of investments on a federal tax basis amounts to $12,995,842 which is comprised of $22,843,714 appreciation and $35,839,556 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($301,911,626) at August 31, 2002.

The following acronyms are used throughout this report:
ADR -- American Depositary Receipt
GDR -- Global Depository Receipt

August 31, 2002

Statement of Assets and Liabilities

Assets:
Investments in securities, at value	$ 305,126,274
Short-term investments held as collateral for securities lending	57,174,918
Cash	936
Cash denominated in foreign currencies (identified cost, $906,952)	906,972
Income receivable	711,874
Receivable for investments sold	13,500,111
Receivable for capital stock sold	1,096,209

Total assets	378,517,294

Liabilities:
Payable for capital stock redeemed	11,171,498
Payable for investments purchased	7,865,230
Payable on collateral due to broker	57,174,918
Net payable for foreign currency exchange contracts	10,307
Accrued expenses	383,715

Total liabilities	76,605,668

Total Net Assets	$ 301,911,626

Net Assets Consist of:
Paid-in-capital	417,966,476
Net unrealized depreciation on investments
and foreign currency translation	(10,948,859)
Accumulated net realized loss on investments
and foreign currency transactions	(104,313,600)
Accumulated net operating loss	(792,391)

Total Net Assets	$ 301,911,626

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 9.31
Advisor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$ 9.30
Offering Price Per Share	$ 9.87 *
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 9.37
Net Assets:
Investor Class of Shares	$ 195,496,018
Advisor Class of Shares	4,182,731
Institutional Class of Shares	102,232,877

Total Net Assets	$ 301,911,626

Shares Outstanding:
Investor Class of Shares	20,997,631
Advisor Class of Shares	449,573
Institutional Class of Shares	10,909,047

Total shares outstanding	32,356,251

Investments, at identified cost	$ 316,107,418

* Computation of offering price per share 100/94.25 of net asset value.

Year Ended August 31, 2002

Statement of Operations

Investment Income:
Interest income	$ 268,959
Dividend income	5,767,426 (1)

Total income	6,036,385
Expenses:
Investment adviser fee	3,323,055
Shareholder services fees--
Investor Class of Shares	559,875
Advisor Class of Shares	9,871
Administrative fees	328,190
Portfolio accounting fees	122,295
Transfer and dividend disbursing agent fees	104,370
Custodian fees	201,176
Registration fees	37,940
Auditing fees	16,526
Legal fees	2,214
Printing and postage	37,676
Directors' fees	7,273
Insurance premiums	2,122
Distribution services fees--
Advisor Class of Shares	9,871
Miscellaneous	8,036

Total expenses	4,770,490
Deduct--
Waiver of investment adviser fee	(70,000)
Waiver of shareholder services fees--
Advisor Class of Shares	(9,871)

Total Waivers	(79,871)

Net expenses	4,690,619

Net investment income	1,345,766
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss on investment transactions (identified cost basis)	(59,392,247)
Net realized loss on foreign currency (identified cost basis)	(882,998)
Net change in unrealized depreciation on investments and foreign currency translation	12,302,179

Net realized and unrealized loss on investments and foreign currency	(47,973,066)

Change in net assets resulting from operations	$ (46,627,300)

(1) Net of foreign taxes withheld of $667,670.

Statement of Changes in Net Assets

	Year Ended August 31, 2002	Year Ended August 31, 2001

Increase (Decrease) in Net Assets
Operations--
Net investment income	$1,345,766	$1,453,548
Net realized loss on investments transactions	(59,392,247)	(43,502,687)
Net realized loss on foreign currency	(882,998)	(1,316,950)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translation	12,302,179	(88,132,643)

Change in net assets resulting from operations	(46,627,300)	(131,498,732)

Distributions to Shareholders--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	(33,371,017)
Advisor Class of Shares	--	(390,149)
Institutional Class of Shares	--	(15,060,189)

Change in net assets resulting from distributions to shareholders	--	(48,821,355)

Capital Stock Transactions--
Proceeds from sale of shares	218,685,271	247,575,054
Net asset value of shares issued to shareholders in payment of distributions declared	--	47,791,410
Cost of shares redeemed	(229,717,274)	(243,821,846)

Change in net assets resulting from capital stock transactions	(11,032,003)	51,544,618

Change in net assets	(57,659,303)	(128,775,469)
Net Assets:
Beginning of period	359,570,929	488,346,398

End of period	$301,911,626	$359,570,929

Accumulated net operating loss included in net assets at end of period	$(792,391)	$(3,039,914)

Financial Highlights -- Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
										Expenses	Net investment income (net operating loss)	Expense waiver/ reimbursement(2)

International Stock Fund
2000(3)	$13.83	(0.02)(4)	4.08	4.06	(0.18)	(1.36)	(1.54)	$16.35	28.34%	1.26%	(0.12)%	0.02%	$134,920	225%
2001	$16.35	0.07(4)	(4.04)	(3.97)	--	(1.61)	(1.61)	$10.77	(26.19)%	1.21%	0.55%	0.02%	$109,367	156%
2002	$10.77	0.06(4)	(1.46)	(1.40)	--	--	--	$9.37	(13.00)%	1.24%	0.59%	0.02%	$102,233	83%

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios.
(3) Reflects operations for the period from September 1, 1999 (start of performance) to August 31, 2000.
(4) Per share information is based on average shares outstanding.

August 31, 2002

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of eleven diversified portfolios. The financial statements included herein are only those of Marshall International Stock Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective the Fund is to provide capital appreciation.

The Fund offers three classes of shares: Institutional Class of Shares, Investor Class of Shares and Advisor Class of Shares. The Financial Highlights of Investor Class of Shares and Advisor Class of Shares of the Fund are presented in separate annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations-- Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser or sub-advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions-- Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Gains and losses realized on pre-payment of mortgage-backed securities (pay-down gains and losses) are classified as part of interest income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expense of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Reclassification-- Income and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles ("GAAP"). These differences are primarily attributable to differing book/tax treatments of net operating loss and foreign currency transactions. Amounts as of August 31, 2002 have been reclassed to reflect the following:

Increase (Decrease)

Paid-in Capital	Accumulated Net Realized Gain	Undistributed Net Investment Income

$(1,784,754)	$882,997	$901,757

Net investment income, net realized gain (loss) and net assets were not affected by this reclassification.

As of August 31, 2002, the Fund's tax composition of distributions was as follows:

Ordinary income	$--
Long-term capital gains	--

As of August 31, 2002, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$--
Undistributed long-term capital gains	--
Unrealized depreciation	(12,963,557)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to wash sales loss deferrals.

Federal Taxes-- It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

At August 31, 2002, the Fund for federal tax purposes, had a capital loss carry-forward of $65,732,674, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2009	$ 2,042,934
2010	63,689,740

Additionally, net capital and currency losses of $36,566,228 and $792,391, respectively, attributable to security transactions incurred after October 31, 2001 are treated as arising on September 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts-- The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At August 31, 2002, the Fund had outstanding foreign exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange	Contract at Value	Unrealized Appreciation (Depreciation)

Contracts sold:
09/03/2002	111,328 Euro Dollar	$ 109,380	$ 109,185	$ 195
09/03/2002	1,245,396 British Pound Sterling	1,917,909	1,927,624	(9,715)
09/03/2002	765,821 Singapore Dollar	436,863	437,650	(787)

Net Unrealized Depreciation on Foreign Currency Exchange Contacts				$ (10,307)

Foreign Currency Translation-- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FCs") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other-- Investment transactions are accounted for on a trade date basis.

Securities Lending-- The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund receives cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day's market value on securities loaned. Collateral is reinvested by the Fund in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Investment Company Act of 1940. Under the terms of the exemptive order, (i) the Fund may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A., ("M&I Trust") for its service as securities lending agent, and (ii) cash collateral received for a loan of the Fund's securities may be invested jointly with collateral received for loans of other Marshall Fund's securities.

As of August 31, 2002, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities

$55,378,548	$57,174,918	$57,174,918

Individual reinvested cash collateral securities at August 31, 2002 are as follows:

Investments	Total

Provident Money Market Fund	$6,528,260
Merrimac Money Market Fund	5,992,910
Dreyfus Cash Management Plus MMKT	4,757,028
Nationsbank Inst. Reserves	141,597
Reserves Primary 15	7,094,060
JP Morgan Master Note	1,844,455
MetLife Funding Agreement	2,837,624
Wisconsin Public Service Master Note	1,418,812
Monumental Life Ins. Master Note	2,128,218
Four Winds Funding LLC	2,837,624
Key Bank N.A.	1,419,365
Merrill Lynch & Co.	2,837,624
Washington Mutual Bank FA	2,128,218
American Honda Finance	2,128,218
Bendix Comm Vehicle System	2,128,218
Goldman Sachs Group	2,837,624
Household Finance Corp.	2,057,277
Questar Corp.	602,995
American Express Centurion	2,837,624
Wisconsin Energy Corp. Disc. C/P	2,617,167

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2002, the capital paid-in was $417,966,476.

Transactions in capital stock were as follows:

	Year Ended August 31, 2002		Year Ended August 31, 2001

	Shares	Amount	Shares	Amount

INVESTOR CLASS
Shares sold	17,636,158	$174,748,741	15,212,008	$195,353,624
Shares issued to shareholders in payment of distributions declared	--	--	2,469,820	32,972,095
Shares redeemed	(19,632,221)	(194,599,116)	(16,197,785)	(209,170,751)

Net change resulting from Investor Class of Shares transactions	(1,996,063)	$(19,850,375)	1,484,043	$19,154,968

ADVISOR CLASS
Shares sold	1,430,452	$14,109,749	420,204	$5,315,028
Shares issued to shareholders in payment of distributions declared	--	--	28,817	384,702
Shares redeemed	(1,312,246)	(13,240,261)	(251,427)	(2,851,448)

Net change resulting from Advisor Class of Shares transactions	118,206	$869,488	197,594	$2,848,282

INSTITUTIONAL CLASS
Shares sold	2,973,838	$29,826,781	3,484,294	$46,906,402
Shares issued to shareholders in payment of distributions declared	--	--	1,078,820	14,434,613
Shares redeemed	(2,217,162)	(21,877,897)	(2,661,048)	(31,799,647)

Net change resulting from Institutional Class of Shares transactions	756,676	$7,948,884	1,902,066	$29,541,368

Net change resulting from Fund Share transactions	(1,121,181)	$(11,032,003)	3,583,703	$51,544,618

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee-- M&I Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

The Fund's sub-adviser is BPI Global Asset Management LLP (the "Sub-Adviser"). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of the Fund.

Administrative Fee-- M&I Trust, under the Administrative Services Agreement, provides the Fund with Administrative personnel and services. The fee paid to M&I Trust is based on the Fund's average daily net assets ("ADNA") as follows:

Maximum Fee	Fund's ADNA

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

Federated Administrative Services is the sub-administrator and will be paid by M&I Trust, not by the Fund.

Distribution Services Fee --The Fund has adopted a Distribution Plan (the "Plan'') pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC''), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund's Advisor Class of Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Fund's Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate FSC. Effective October 31, 2002, the principal distributor will change to Edgewood Services, Inc.

Shareholder Services Fee --Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS''), the Fund will pay MIS up to 0.25% of average daily net assets of the Fund's Investor and Advisor Class of Shares for the period, MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses-- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees-- M&I Trust is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Fund.

General-- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of one or more of the above companies.

5. Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2002, were as follows:

Purchases	$265,811,390

Sales	$271,464,009

6. Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (except for the Money Market Fund) entered into a $50,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Fund did not utilize the LOC during the year ended August 31, 2002.

FEDERAL INCOME TAX INFORMATION

The Fund did not designate any long-term capital gain distributions for the year ended August 31, 2002.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors and Shareholders of
Marshall Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Marshall International Stock Fund (a portfolio of Marshall Funds, Inc.) (the "Fund"), as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marshall International Stock Fund at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 15, 2002

Board of Directors and Corporation Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Marshall Funds, Inc. consists of eleven investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INTERESTED DIRECTORS BACKGROUND

Name Age Address Positions Held with Corporation Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

John M. Blaser* Age: 45 1000 North Water Street Milwaukee, WI PRESIDENT AND DIRECTOR Began serving: May 1999

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.
Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

David W. Schulz* Age: 44 1000 North Water Street Milwaukee, WI DIRECTOR Began serving: May 1999	Principal Occupations: President and Director, M&I Investment Management Corp.; Vice President, M&I Trust.

* Reasons for Interested Status: Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Funds' Adviser.

INDEPENDENT DIRECTORS BACKGROUND

John DeVincentis Age: 68 13821 12th Street Kenosha, WI DIRECTOR Began serving: October 1993	Principal Occupations: Independent Financial Consultant; Retired, formerly, Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (electrical products manufacturer).

Duane E. Dingmann Age: 71 1631 Harding Ave Eau Claire, WI DIRECTOR Began serving: March 1999

Principal Occupation: Retired; formerly President and owner, Trubilt Auto Body, Inc. and Telephone Specialists, Inc.
Other Directorships Held: Class B (nonbanking) Director, Ninth Federal Reserve District, Minneapolis, MN.

James Mitchell Age: 55 2808 Range Line Circle Mequon, WI DIRECTOR Began serving: March 1999

Principal Occupation: Chief Executive Officer, NOG, Inc.; Chairman, Ayrshire Precision Engineering.
Previous Positions: Group Vice President, Citation Corporation; Chief Executive Officer, Interstate Forging Industries.

Barbara J. Pope Age: 54 Suite 2285 115 South La Salle Street Chicago, IL DIRECTOR Began serving: March 1999	Principal Occupation: President, Barbara J. Pope, P.C., (financial consulting firm); President, Sedgwick Street Fund LLC; which is the general partner of a private investment partnership.

OFFICERS

Name Age Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions

John M. Blaser Age: 45 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI PRESIDENT

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.
Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke Age: 46 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

William A. Frazier Age: 47 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

Brooke J. Billick Age: 48 M&I Trust 1000 Water Street Milwaukee, WI SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Shareholder, Gibbs, Roper, Loots & Williams, SC.

Lori K. Hoch Age: 31 M&I Trust 1000 Water Street Milwaukee, WI ASSISTANT SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Associate, Michael, Best & Friedrich LLP; Associate, Quarles & Brady LLP.

Joseph P. Bree Age: 29 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI TREASURER	Principal Occupations: Investment Officer and Senior Financial Analyst, M&I Investment Management Corp. Previous Positions: Associate, Barclays Global Investors; Associate, Strong Capital Management.

Mutual funds are not bank deposits or obligation, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each
Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
PO Box 1348
Milwaukee, Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Edgewood Services, Inc., Distributor 25801 (10/02)
M&I Investment Management Corp., Investment Adviser
©2002 Marshall Funds, Inc.

[Logo of Marshall Funds]

The Marshall Funds Family

Annual Report

The Institutional Class of Shares
(Class I)

•Marshall Money Market Fund

AUGUST 31, 2002

Commentary	1
Financial Information
Portfolio of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Directors & Officers	14

Annual Report -- Commentary

[Photo of Richard M. Rokus]

Richard M. Rokus, CFA

Marshall Money Market Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of 2.25%.* In comparison, the Lipper Money Market Funds Index (LMMFI) returned 1.74%, while iMoneyNet, Inc. Money Fund Report AveragesTM (MFRA) returned 1.67%.** As of August 31, 2002, the Fund's 7-day net yield was 1.75%.***

Factors Affecting Performance

Within weeks after the September 11 terrorist attacks, the Federal Reserve Board (the "Fed") cut the federal funds target rate, the amount charged to member banks for overnight loans, from 3.5% to 1.75% where it has remained through the end of the fiscal year. The Fed's attempt to boost economic growth by lowering rates has had limited success. Although the economy, as measured by the Gross Domestic Product, appeared to emerge from recession in late 2001 and early 2002, there was concern that the Fed's actions were wearing off and that a "double dip" recession could take place.

The Fund's superior total return partly reflects the purchase of high quality one-year securities when interest rates were higher. In addition, the Fund has generally avoided the commercial paper of companies that have received unfavorable news coverage.

Another factor has reduced the appeal of commercial paper: scarcity. With interest rates low, the supply of commercial paper, typically with maturities of 30 to 365 days, has become sparse, as a number of major issuers have elected to issue debt with maturities beyond one year.

Looking Ahead

Because of the weak economy, it is likely that interest rates will remain at low levels for the next several months. At the same time, the Fed would not likely reduce short-term rates since 1.75% is already the lowest level in 40 years. Moreover, the Fed does not want to find itself in the position of the Japanese central bank, in which interest rates were virtually lowered to zero without much influence on economic growth.

Because interest rates are so low, part of the Fund's strategy is to add floating rate securities in which yields reset frequently. Partly because the expectation is that the Fed is likely to stand put, the extra yield offered by 90-day commercial paper over the federal funds target rate is virtually zero. The Fund will add longer-term securities when yields become more attractive. How soon that happens may depend on the long-awaited recovery picking up steam.

* Past performance is no guarantee of future results. Yields may vary. Yields quoted for money market funds most closely reflect the Fund's current earnings.

** Money Fund ReportTM, a service of iMoney Net, Inc. (formerly IBC Financial Data) publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

*** The 7-day net annualized yield is based on the average net income per share for the 7 days ended on the date of calculation and the offering price on that date. The 7-day effective yield is annualized and reflects daily compounding of the 7-day net yield.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

August 31, 2002

Portfolio of Investments

Money Market Fund

Description	Principal Amount	Value

Certificate of Deposit -- 0.7%
Foreign Banks -- 0.7%
Canadian Imperial Bank of Commerce, NY, 2.500%, 12/27/2002	$20,000,000	$19,986,901

(1)Commercial Paper -- 28.0%
Asset-Backed -- 10.6%
(2)(3)Liquid Funding Ltd., 1.750% - 1.790%, 10/10/2002 - 10/28-2002	75,000,000	74,821,296
(2)(3)Scaldis Capital Ltd., 1.830%, 9/12/2002 -9/25/2002	57,002,000	56,965,138
(2)(3)Sigma Finance, Inc. (Guaranteed by Sigma Finance Corp.), 1.850%, 10/4/2002	35,000,000	34,940,967
(2)(3)Tannehill Capital Co., 1.790% - 1.825%, 9/18/2002 - 10/21/2002	75,000,000	74,892,756
(2)(3)World Omni Vehicle Leasing, Inc., 1.760% -1.770%, 9/10/2002 -9/17/2002	65,000,000	64,966,200

		306,586,357

Electric -- 2.2%
(2)(3)Wisconsin Energy Corp., 1.880% - 1.900%, 9/18/2002 - 9/26/2002	64,200,000	64,126,978

Foreign Banks -- 2.5%
(2)(3)Depfa-Bank, 1.700%, 10/25/2002	40,000,000	39,898,000
Spintab-Swedmortgage AB, 1.810%, 10/7/2002	32,500,000	32,441,175

		72,339,175

Healthcare -- 5.2%
Baxter International, Inc., 1.770% - 1.780%, 9/12/2002 - 10/15/2002	74,607,000	74,522,048
(2)(3)Wyeth, 1.880% - 1.900%, 9/5/2002 - 10/2/2002	75,000,000	74,934,380

		149,456,428

Mining -- 2.3%
(2)(3)Rio Tinto Ltd., 1.710%, 11/7/2002 - 11/8/2002	66,301,000	66,088,041

Mortgage Banking -- 2.6%
Countrywide Home Loans, Inc., 1.820% - 1.840%, 9/4/2002 - 9/20/2002	75,000,000	74,968,139

Telecommunications -- 2.6%
(2)(3)Verizon Global Funding, 1.947%, 9/16/2002	$75,000,000	$74,996,592

Total Commercial Paper		808,561,710

Corporate Bonds -- 4.6%
Banks -- 0.5%
Wells Fargo & Co., 6.500%, 9/3/2002	13,500,000	13,502,000

Computer Services -- 1.0%
International Business Machines Corp., 5.800%, 9/9/2002	29,000,000	29,018,984

Healthcare -- 1.2%
(2)(3)Lilly (Eli) & Co., 4.226%, 3/22/2003	15,000,000	15,115,389
(2)(3)Merck & Co., Inc., 4.540%, 2/24/2003	20,000,000	20,204,198

		35,319,587

Personal Credit -- 1.4%
(2)(3)BMW US Capital LLC, 4.248%, 6/7/2003	40,000,000	40,418,271

Telecommunications -- 0.5%
(2)(3)SBC Communications, Inc., 4.295%, 6/5/2003	15,000,000	15,172,347

Total Corporate Bonds		133,431,189

(4)Variable-Rate Notes -- 59.1%
Banks -- 6.9%
American Express Centurion Bank, DE, 1.760%, 9/14/2002	15,000,000	14,999,064
American Express Centurion Bank, DE, 1.767%, 9/12/2002	15,000,000	15,000,000
Bank One Corp., 1.970%, 11/14/2002	10,000,000	10,010,987
Bank One Corp., 1.980%, 11/15/2002	24,500,000	24,526,933
Bank One, Illinois, N.A., 1.967%, 9/17/2002	13,500,000	13,514,658
Bank One, N.A., 1.870%, 11/7/2002	10,000,000	10,004,407
First Union National Bank, 2.030%, 9/20/2002	45,000,000	45,023,838
J.P. Morgan Chase & Co., 1.935%, 10/30/2002	15,000,000	15,009,480
Mellon Financial Corp., 2.207%, 9/14/2002	51,100,000	51,107,358

		199,196,725

Broker/Dealers -- 15.9%
(2)(3)Bank of America, 1.917%, 12/02/2002	$75,000,000	$75,000,000
(2)(3)Bear Stearns Cos., Inc., 1.906%, 12/5/2002	75,000,000	75,000,000
Credit Suisse First Boston USA, Inc., 1.847%, 9/17/2002	75,000,000	75,000,000
Goldman Sachs & Co., 1.850%, 9/30/2002	30,000,000	30,000,000
Goldman Sachs & Co., 2.047%, 9/17/2002	5,000,000	5,004,321
(2)(3)Goldman Sachs & Co., 2.090%, 10/3/2002	30,000,000	30,042,068
Goldman Sachs & Co., 2.227%, 9/17/2002	10,000,000	10,017,371
(2)(3)J.P. Morgan & Co., Inc., 1.830%, 10/01/2002	35,000,000	35,000,000
Merrill Lynch & Co., Inc., 1.827%, 9/12/2002	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 2.010%, 10/30/2002	10,000,000	10,006,817
Merrill Lynch & Co., Inc., 2.012%, 11/5/2002	29,000,000	29,020,544
Merrill Lynch & Co., Inc., 2.092%, 11/5/2002	16,000,000	16,031,549
Morgan Stanley, 2.040%, 10/8/2002	48,525,000	48,585,448

		458,708,118

Construction Equipment -- 2.6%
Caterpillar Financial Services Corp., 1.940%, 10/9/2002	75,000,000	75,000,000

Diversified Manufacturing -- 2.6%
(2)ABB Capital USA, 2.016%, 12/6/2002	75,000,000	75,000,000

Drugs -- 2.1%
(2)(3)Bayer Corp., 4.450%, 3/19/2003	60,000,000	60,481,525

Insurance -- 11.6%
(2)GE Life and Annuity Assurance Co., 1.930%, 10/22/2002	75,000,000	75,000,000
(2)(3)Jackson National Life Insurance Co., 1.800%, 11/1/2002	40,000,000	40,000,000
(2)(3)John Hancock, Global Funding II, 1.920%, 10/2/2002	8,000,000	8,004,284
(2)(3)John Hancock, Global Funding II, 2.037%, 9/16/2002	35,000,000	35,052,470
(2)(3)Metropolitan Life Insurance Co., 1.888%, 11/3/2002	$50,000,000	$50,000,000
(2)Monumental Life Insurance Co., 1.930%, 10/1/2002	25,000,000	25,000,000
(2)Monumental Life Insurance Co., 1.920%, 10/1/2002	10,000,000	10,000,000
(2)Monumental Life Insurance Co., 2.010%, 10/1/2002	40,000,000	40,000,000
(2)Travelers Insurance Co., 1.882%, 11/1/2002	50,000,000	50,000,000

		333,056,754

Mortgage Banking -- 1.7%
(2)(3)Northern Rock PLC, 1.750%, 11/14/2002	50,000,000	50,000,000

Other Consumer Non-Durables -- 2.5%
(2)(3)Unilever Capital Corp., 1.974%, 10/24/2002	71,110,000	71,128,398

Personal Credit -- 6.8%
American Express Credit Corp., 1.810%, 9/26/2002	45,000,000	45,000,000
(2)(3)American Honda Finance Corp., 1.830%, 10/22/2002	50,000,000	50,000,000
(2)(3)American Honda Finance Corp., 1.860%, 9/12/2002	25,000,000	25,000,000
Associates Corp. of North America, 1.940%, 9/26/2002	50,000,000	50,000,000
BMW US Capital LLC, 1.867%, 11/12/2002	10,000,000	9,999,541
Household Finance Corp., 1.890%, 9/13/2002	14,500,000	14,500,000

		194,499,541

Student Loan -- 2.6%
USA Education, Inc., 1.937%, 9/16/2002	75,000,000	75,000,000

Telecommunications -- 3.8%
BellSouth Telecommunications, Inc., 1.907%, 12/4/2002	75,000,000	75,000,000
SBC Communications, Inc., 1.857%, 9/16/2002	35,000,000	35,000,000

		110,000,000

Total Variable-Rate Notes		1,702,071,061

Description	Shares or Principal Amount	Value

Mutual Funds -- 0.1%
American Select Cash Reserve Fund	1,155,801	$1,155,801
Dreyfus Cash Management Fund	1,721,186	1,721,186
Goldman Sachs Financial Square Money Market Fund	1,004,029	1,004,029

Total Mutual Funds (Shares at net asset value)		3,881,016

(5)Repurchase Agreements -- 7.3%
Deutsche Bank Financial, Inc., 1.935%, dated 8/30/2002, due 9/3/2002	$35,000,000	35,000,000
First Union Capital Market, Inc., 1.940%, dated 8/30/2002, due 9/3/2002	85,000,000	85,000,000
Morgan Stanley Group, Inc., 1.935%, dated 8/30/2002, due 9/3/2002	65,000,000	65,000,000
Salomon Smith Barney, Inc., 1.925%, dated 8/30/2002, due 9/3/2002	25,000,000	25,000,000

Total Repurchase Agreements		210,000,000

Total Investments (at amortized cost)		$2,877,931,877

(1) Each issue shows the rate of discount at the time of purchase.

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2002, these securities amounted to $1,597,249,298 which represents 55.4% of net assets.

(3) Denotes restricted security which has been deemed liquid by the Fund's Board of Directors.

(4) Current rate and next demand rate shown.

(5) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on current market prices.

Note: The categories of investments are shown as a percentage of net assets ($2,881,806,262) at August 31, 2002.

August 31, 2002

Statement of Assets and Liabilities

Assets:
Investments in securities, at amortized cost and value	$ 2,667,931,877
Investments in repurchase agreements	210,000,000
Income receivable	9,521,424
Receivable for capital stock sold	14,176,295

Total assets	2,901,629,596

Liabilities:
Payable for capital stock redeemed	15,918,438
Payable for income distribution	2,801,647
Accrued expenses	1,103,249

Total liabilities	19,823,334

Total Net Assets	$ 2,881,806,262

Net Assets Consist of:
Paid-in-capital	2,881,959,091
Accumulated net realized loss on investments	(152,829)

Total Net Assets	$ 2,881,806,262

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Advisor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Net Assets:
Investor Class of Shares:	$ 1,857,948,270
Advisor Class of Shares:	113,661,689
Institutional Class of Shares:	910,196,303

Total Net Assets	$ 2,881,806,262

Shares Outstanding:
Investor Class of Shares:	1,858,049,903
Advisor Class of Shares:	113,674,060
Institutional Class of Shares:	910,235,128

Total Shares Outstanding	2,881,959,091

Year Ended August 31, 2002

Statement of Operations

Investment Income:
Interest income	$ 73,982,086

Expenses:
Investment adviser fee	4,597,139
Shareholder services fees--
Investor Class of Shares	4,791,577
Advisor Class of Shares	322,428
Administrative fees	1,350,452
Custodian fees	330,623
Portfolio accounting fees	244,537
Transfer and dividend disbursing agent fees	466,043
Registration fees	99,751
Auditing fees	14,710
Legal fees	4,256
Printing and postage	65,768
Directors' fees	7,273
Insurance premiums	11,704
Distribution services fees--
Advisor Class of Shares	386,913
Miscellaneous	35,478

Total expenses	12,728,652
Deduct--
Waiver of investment adviser fee	(1,098,213)

Net expenses	11,630,439

Net investment income	62,351,647
Net Realized Loss on Investments:
Net realized loss on investment transactions	(7,007)

Change in net assets resulting from operations	$ 62,344,640

Statement of Changes in Net Assets

	Year Ended August 31, 2002	Year Ended August 31, 2001

Increase (Decrease) in Net Assets
Operations--
Net investment income	$ 62,351,647	$ 128,213,532
Net realized loss on investment transactions	(7,007)	(145,822)

Change in net assets resulting from operations	62,344,640	128,067,710

Distributions to Shareholders--
Distributions to shareholders from net investment income:
Investor Class of Shares	(37,389,606)	(92,313,480)
Advisor Class of Shares	(2,174,238)	(6,001,217)
Institutional Class of Shares	(22,787,803)	(29,898,835)

Change in net assets resulting from distributions to shareholders	(62,351,647)	(128,213,532)

Capital Stock Transactions--
Proceeds from sale of shares	10,014,120,035	9,007,684,945
Net asset value of shares issued to shareholders in payment of distributions declared	16,309,836	30,419,965
Cost of shares redeemed	(9,888,216,033)	(8,357,725,162)

Change in net assets resulting from capital stock transactions	142,213,838	680,379,748

Change in net assets	142,206,831	680,233,926
Net Assets:
Beginning of period	2,739,599,431	2,059,365,505

End of period	$ 2,881,806,262	$ 2,739,599,431

Financial Highlights--Institutional Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income	Distributions to shareholders from net investment income	Net asset value, end of period		Ratios to Average Net Assets			Net assets, end of period (000 omitted)
					Total return (1)	Expenses	Net investment income	Expense waiver (2)

2000 (3)	$ 1.00	0.03	(0.03)	$ 1.00	2.63%	0.24%(4)	6.51%(4)	0.05%(4)	$ 141,909
2001	$ 1.00	0.05	(0.05)	$ 1.00	5.58%	0.21%	4.98%	0.05%	$ 914,693
2002	$ 1.00	0.02	(0.02)	$ 1.00	2.25%	0.20%	2.24%	0.04%	$ 910,196

(1) Based on net asset value, which does not reflect the sales charge or contigent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3) Reflects operations for the period from April 3, 2000 (start of performance) to August 31, 2000.
(4) Computed on an annualized basis.

August 31, 2002

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of eleven diversified portfolios. The financial statements included herein are only those of Marshall Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment the objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers three classes of shares: Invester Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The financial highlights of Investor Class of Shares and Advisor Class of Shares of the Fund are presented in separate annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations--Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. The Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. All discount/premiums are accreted/amortized as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

As of August 31, 2002, the Fund's tax composition of distributions was as follows:

Ordinary Income	$62,351,647
Long-Term Capital Gains	--

As of August 31, 2002, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,801,648
Undistributed Long-Term Capital Gains	--

Federal Taxes--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, the Fund for federal tax purposes, had a capital loss carryforward of $145,822, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code such capital loss carryforward will expire in 2010.

Additionally, net capital losses of $7,007 attributable to security transactions incurred after October 31, 2001 are treated as arising on September 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held at August 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost

ABB Capital USA	11/14/2001	$75,000,000
GE Life & Annuity Fund Agreement	4/22/2000	75,000,000
Monumental Life Funding Agreement	8/2/1993-11/30/1993	40,000,000
Monumental Life Funding Agreement	10/15/1996	10,000,000
Monumental Life Funding Agreement	1/4/2000	25,000,000
Travelers Insurance Company	1/19/2001	50,000,000

Other--Investment transactions are accounted for on a trade date basis.

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2002, the capital paid-in for the Fund was $2,881,959,091.

Transactions in capital stock were as follows:

	Year Ended August 31, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount

MONEY MARKET FUND--INVESTOR CLASS
Shares sold	5,427,591,574	$5,427,591,574	5,349,844,467	$5,349,844,467
Shares issued to shareholders in payment of distributions declared	11,415,196	11,415,196	22,470,409	22,470,409
Shares redeemed	(5,278,253,683)	(5,278,253,683)	(5,451,687,216)	(5,451,687,216)

Net change resulting from Investor Class of Shares transactions	160,753,087	$160,753,087	(79,372,340)	$(79,372,340)

MONEY MARKET FUND--ADVISOR CLASS
Shares sold	281,645,796	$281,645,796	440,122,578	$440,122,578
Shares issued to shareholders in payment of distributions declared	2,132,999	2,132,999	5,940,215	5,940,215
Shares redeemed	(297,823,697)	(297,823,697)	(459,131,150)	(459,131,150)

Net change resulting from Advisor Class of Shares transactions	(14,044,902)	$(14,044,902)	(13,068,357)	$(13,068,357)

MONEY MARKET FUND--INSTITUTIONAL CLASS
Shares sold	4,304,882,665	$4,304,882,665	3,217,717,900	$3,217,717,900
Shares issued to shareholders in payment of distributions declared	2,761,641	2,761,641	2,009,341	2,009,341
Shares redeemed	(4,312,138,653)	(4,312,138,653)	(2,446,906,796)	(2,446,906,796)

Net change resulting from Institutional Class of Shares transactions	(4,494,347)	$(4,494,347)	772,820,445	$772,820,445

Net change resulting from Fund Share transactions	142,213,838	$142,213,838	680,379,748	$680,379,748

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--M&1 Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.15% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Marshall & Ilsley Trust Company N.A. (M&I Trust), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on the Fund's average daily net assets as follows:

Maximum Fee	Fund's Average Daily Net Assets

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

Federated Administrative Services is the sub-administrator and will be paid by M&I Trust, not by the Fund.

Distribution Services Fee--The Fund has adopted a Distribution Plan (the "Plan'') pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Services Corp. ("FSC''), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund's Advisor Class of Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Fund's Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue to 0.30%) annually, to compensate FSC. Effective October 31, 2002, the principal distributor will change to Edgewood Services, Inc.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS''), the Fund will pay MIS up to 0.25% of average daily net assets of the Fund's Investor and Advisor Class of Shares for the period, MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--M&I Trust is the Fund's custodian. M&I Trust receives fees based on the level of each Fund's average daily net assets for the period.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of one or more of the above companies.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors and Shareholders of
Marshall Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Marshall Money Market Fund (a portfolio of Marshall Funds, Inc) (the "Fund"), as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marshall Money Market Fund at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 15, 2002

Board of Directors and Corporation Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Marshall Funds, Inc. consists of eleven investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INTERESTED DIRECTORS BACKGROUND

Name Age Address Positions Held with Corporation Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

John M. Blaser* Age: 45 1000 North Water Street Milwaukee, WI PRESIDENT AND DIRECTOR Began serving: May 1999

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.
Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

David W. Schulz* Age: 44 1000 North Water Street Milwaukee, WI DIRECTOR Began serving: May 1999	Principal Occupations: President and Director, M&I Investment Management Corp.; Vice President, M&I Trust.

* Reasons for Interested Status: Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Funds' Adviser.

INDEPENDENT DIRECTORS BACKGROUND

John DeVincentis Age: 68 13821 12th Street Kenosha, WI DIRECTOR Began serving: October 1993	Principal Occupations: Independent Financial Consultant; Retired, formerly, Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (electrical products manufacturer).

Duane E. Dingmann Age: 71 1631 Harding Ave Eau Claire, WI DIRECTOR Began serving: March 1999

Principal Occupation: Retired; formerly President and owner, Trubilt Auto Body, Inc. and Telephone Specialists, Inc.
Other Directorships Held: Class B (nonbanking) Director, Ninth Federal Reserve District, Minneapolis, MN.

James Mitchell Age: 55 2808 Range Line Circle Mequon, WI DIRECTOR Began serving: March 1999

Principal Occupation: Chief Executive Officer, NOG, Inc.; Chairman, Ayrshire Precision Engineering.
Previous Positions: Group Vice President, Citation Corporation; Chief Executive Officer, Interstate Forging Industries.

Barbara J. Pope Age: 54 Suite 2285 115 South La Salle Street Chicago, IL DIRECTOR Began serving: March 1999	Principal Occupation: President, Barbara J. Pope, P.C., (financial consulting firm); President, Sedgwick Street Fund LLC; which is the general partner of a private investment partnership.

OFFICERS
Name Age Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions

John M. Blaser Age: 45 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI PRESIDENT

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke Age: 46 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

William A. Frazier Age: 47 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

Brooke J. Billick Age: 48 M&I Trust 1000 Water Street Milwaukee, WI SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Shareholder, Gibbs, Roper, Loots & Williams, SC.

Lori K. Hoch Age: 31 M&I Trust 1000 Water Street Milwaukee, WI ASSISTANT SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Associate, Michael, Best & Friedrich LLP; Associate, Quarles & Brady LLP.

Joseph P. Bree Age: 29 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI TREASURER	Principal Occupations: Investment Officer and Senior Financial Analyst, M&I Investment Management Corp. Previous Positions: Associate, Barclays Global Investors; Associate, Strong Capital Management.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each
Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
PO Box 1348
Milwaukee, Wisconsin 53201-1348

800-236-FUND(3863)

TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Edgewood Services, Inc., Distributor 25800 (10/02)
M&I Investment Management Corp., Investment Adviser

©2002 Marshall Funds, Inc.

[Logo of Marshall Funds]

The Marshall Funds Family

Annual Report

The Advisor Class of Shares
(Class A)
  Marshall Equity Income Fund
  Marshall Large-Cap Growth & Income Fund
  Marshall Mid-Cap Value Fund
  Marshall Mid-Cap Growth Fund
  Marshall Small-Cap Growth Fund
  Marshall International Stock Fund
  Marshall Government Income Fund
  Marshall Intermediate Bond Fund
  Marshall Short-Term Income Fund
  Marshall Money Market Fund

AUGUST 31, 2002

President's Message	1
Commentaries
Marshall Equity Income Fund	2
Marshall Large-Cap Growth & Income Fund	4
Marshall Mid-Cap Value Fund	6
Marshall Mid-Cap Growth Fund	8
Marshall Small-Cap Growth Fund	10
Marshall International Stock Fund	12
Marshall Government Income Fund	14
Marshall Intermediate Bond Fund	16
Marshall Short-Term Income Fund	18
Marshall Money Market Fund	20
Financial Information
Portfolio of Investments	21
Marshall Equity Income Fund	21
Marshall Large-Cap Growth & Income Fund	23
Marshall Mid-Cap Value Fund	25
Marshall Mid-Cap Growth Fund	27
Marshall Small-Cap Growth Fund	29
Marshall International Stock Fund	30
Marshall Government Income Fund	33
Marshall Intermediate Bond Fund	35
Marshall Short-Term Income Fund	38
Marshall Money Market Fund	40
Statements of Assets and Liabilities	46
Statements of Operations	48
Statements of Changes in Net Assets	50
Statement of Cash Flows	54
Financial Highlights	56
Notes to Financial Statements	58
Directors & Officers	73

[Logo of Marshall Funds]

Dear Marshall Funds Shareholder:

Like a deer caught in headlights, uncertain whether to move forward or backward, run or jump (or simply stay perfectly still as on-coming traffic approaches), many investors are having an uneasy feeling as they open their recent investment account statements...if they open them at all. If you feel that way, we suggest now is actually the time for action.

When you began saving and investing, we expect that you had a plan developed either on your own or with a trusted financial adviser. A good investment plan is continuous and incorporates your current financial goals, time horizon, willingness to accept risk of loss, and an execution strategy.

Now is always the best time to re-evaluate your investment plan for adequate diversification, regardless of the direction of the markets. Our prior letters to shareholders have repeated that message:

  1999 -- "U.S. investors continue to enjoy one of the strongest economic periods on record...We encourage you to evaluate your investments to ensure your portfolio is well diversified and consistent with your long-term goals."
  2000 -- "The message for our shareholders remains consistent: Diversification through broad asset allocation may be the primary success factor in reaching your financial goals."
  2001 -- "Every investor who has committed to a broadly diversified investment program, including attention to large, mid and small cap stocks; growth and value investment styles; equities and fixed income securities; and domestic and international equities has been rewarded with competitive returns with less volatility."

This year, we decided that a picture might convey the message more effectively. To make our point, we focus on our own fund family. We present three hypothetical $100,000 portfolios from September 1, 1997 to August 31, 2002, consisting of the Mid-Cap Growth Fund alone as the most volatile portfolio, the Money Market Fund alone as the least volatile portfolio, and an evenly divided portfolio of the entire eleven fund Marshall Fund family. We calculated total return performance with the reinvestment of dividends and capital gains and without any sales charges.

While past performance is not indicative of future results, we hope the benefits of diversification are clearly evident in the portfolio of the entire Marshall Fund family. A fully diversified portfolio allows you to participate in the expected long-term benefits of the market with less volatility. The exact mix of investments should be determined by your personal plan, but regardless of the approach that you take, remember to continue saving, continue investing, and continue diversifying.

As always, thank you for your investment in the Marshall Funds.

Sincerely,

/s/ John M. Blaser

John M. Blaser
President

Annual Report -- Commentary

David J. Abitz, CFA

Marshall Equity Income Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (18.17)%.* In comparison, the Lipper Equity Income Funds Index (LEIFI) returned (13.47)%, while the Standard & Poor's 500 Index (S&P 500) returned (17.99)%.**

Factors Affecting Performance

Over the past year, the Fund outperformed the LEIFI as well as the S&P 500. The Fund's focus on defensive sectors that pay attractive dividends leads us to stocks in groups like consumer staples that are less affected by the economic cycle. In addition, our process identified regional banks and insurance stocks, which outperformed the market as a whole. Regional banks were able to take advantage of the wide spread between lending rates and cost of funds without the risk exposure of money center banks. Insurance companies benefited from firmer pricing due to increased risk after the September 11 terrorist attacks, as well as their large bond portfolios, which have significantly outperformed stocks. Finally, the Fund benefited from a significant underweight in technology stocks, since the Fund's strategy is to own shares of companies that pay above-average dividends.

Telecommunications services continued to lag the market, as the industry struggled to work down overcapacity. In addition, utilities performed poorly, as investors, concerned about Enron's sudden bankruptcy, scrutinized companies for their energy trading practices. Finally, healthcare stocks, particularly pharmaceuticals, posted poor results due to patent expirations and delays in FDA approvals. However, we see significant value in this group at current price levels.

Looking Ahead

Given the difficult market environment of the past two years, we believe that investors have more realistic expectations for company fundamentals and stock prices than they did in the late 1990s. This more rational perspective on investing has driven investors to more traditional approaches such as value investing, which has shown increased relevance in today's market environment. This conservative focus favors our equity income discipline, since a portion of total return comes in the form of dividend income that is earned regardless of market fluctuations. Dividend income is not subject to investor emotions, market cycles, or other biases of the environment. The dividend, which represents a more reliable portion of the Fund's total return, provides a relatively stable component to total return. We continue to feel confident in our quantitatively driven approach, which is to provide investors with reduced low risk yet competitive long-term equity returns.

•Marshall Equity Income Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted reflect all applicable sales charges.

** The S&P 500 and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Annual Report -- Commentary

William J. O'Connor, CFA

Marshall Large-Cap Growth & Income Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (27.38)%.* In comparison, the Lipper Large-Cap Core Fund Index (LLCCFI) returned (16.63)%, while the Standard & Poor's 500 Index (S&P 500) returned (17.99)%.**

Factors Affecting Performance

A number of factors impacted the Fund's performance during the fiscal year. True to its discipline, the Fund concentrates its efforts on the largest 200 stocks in the S&P 500, and the largest stocks in the index performed, on average, much worse than the smallest 300 companies. Second, while the Fund is a blend of the two investment styles, value clearly outperformed growth stocks, and we were better positioned for an earlier economic recovery.

Another factor adversely affecting the Fund was our concern for the consumer after the September 11 terrorist attacks, resulting in an underweight of the retailing sector. In fact, retailing and other consumer discretionary stocks performed relatively well.

We underestimated the positive impact of lower oil prices, a tax cut and mortgage refinancing proceeds on consumer spending. Indeed, the Fund's holdings in Wal-Mart Stores, Inc. (2.51% of net assets), Lowe's Cos., Inc. (1.42% of net assets) and Kohls Corp. (2.55% of net assets) performed well. However, the Fund's investments in the more economically sensitive sectors such as advertising, brokerage and technology were not rewarded. The pace of the economic recovery was much slower than we expected, despite the fact that the economy was emerging from one of the worst-ever corporate profit declines. Finally, the Fund's investment in Tyco International Ltd. significantly hurt performance, as revelations involving alleged management wrongdoing severely punished the stock.

Looking Ahead

Investors are paying a historically high valuation premium versus the market overall for the predictable earnings found in most defensive sectors, such as foods, cosmetics and defense companies. As such, the Fund remains under exposed to these sectors. We maintain our emphasis on cyclical companies in the portfolio, which has moderated the performance on the Fund over the past year. Emerging from one of the worst earnings declines in 50 years, the pace of earnings recovery has certainly been disappointing. We feel more investment opportunities exist in high quality companies, selling at reasonable valuations with cyclical exposure.

•Marshall Large-Cap Growth & Income Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted reflect all applicable sales charges.

** The S&P 500 and the LLCCFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Inc. as falling into the respective categories indicated.

Annual Report -- Commentary

Matthew B. Fahey

Marshall Mid-Cap Value Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (9.78)%.* In comparison, the Russell Mid-Cap Value Index (RMCVI) returned (4.87)% and the Lipper Mid-Cap Value Funds Index (LMCVFI) returned (9.38)%, while the Standard & Poor's Mid-Cap 400 Index (S&P 400) returned (9.23)%.**

Factors Affecting Performance

The Fund's outperformance of its benchmarks this past year had little to do with betting on specific sectors or industries. Instead, the Fund outperformed because of stock selection through its bottom up analysis focusing on investments irrespective of economic or political climate. The stocks that improved during the past year included a very diverse collection of companies that shared one primary attribute: investors had low expectations for improved performance. Yet, many of the holdings did have improved fundamentals, which drove the stock prices higher.

Despite the difficult overall market, the Fund invested in three stocks that increased more than 50% in value during the fiscal year -- Newell Rubbermaid, Inc. (1.64% of net assets), Boston Scientific Corp. (1.02% of net assets) and Northrop Grumman Corp. (1.53% of net assets). In the case of Newell Rubbermaid, Inc., new management boosted operating margins by refocusing the company on its core businesses and growing revenue. Meanwhile, Boston Scientific Corp., a medical device company, increased its profitability and pipeline with its internally developed coronary stent platform and drug eluting stent trials. Whereas Newell Rubbermaid Inc. and Boston Scientific Corp. are both turnaround stories being fixed internally, Northrop Grumman Corp. shares benefited from a macroeconomic factor: the war on terrorism.

The Fund's performance was still modestly negative -- although much less so than the overall stock market. For example, Keane, Inc. (1.34% of net assets), an information technology consulting firm, fell 52% because the demand for its services declined dramatically. Kroger Co., Inc. (2.03% of net assets) declined 32% primarily because the pricing environment in the supermarket industry has become very intense.

Looking Ahead

Our continuing strategy is to look for strong companies that have temporarily fallen out of favor with investors. We must then become convinced of two factors: that the company can overcome its current problems and will remain only temporarily out of favor; and that the company is financially strong enough through its balance sheet and cash flow to support the business until it is eventually repaired. That's one reason why we continue to hold Keane, Inc., which is a company with excellent management and a strong balance sheet that has the wherewithal to survive the downturn in technology spending. We also see a turnaround emerging at Bausch & Lomb, Inc. (2.28% of net assets). The eye care company has hired new management to improve operating margins. In addition, we believe the depressed shares of steel-maker Nucor Corp. (1.75% of net assets) will benefit from an improving economy.

•Marshall Mid-Cap Value Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted reflect all applicable sales charges.

** The RMCVI, the LMCVFI and the S&P 400 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective category indicated. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The Fund has elected to change the benchmark index from the S&P 400 to the RMCVI. The RMCVI is more representative of the securities typically held by the Fund. This change will be effective January 1, 2003.

Annual Report -- Commentary

Michael D. Groblewski, CFA

Marshall Mid-Cap Growth Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (35.93)%.* In comparison, the Russell Mid-Cap Growth Index (RMCGI) returned (23.38)% and the Lipper Mid-Cap Growth Funds Index (LMCGFI) returned (25.70)%, while the Standard & Poor's Mid-Cap 400 Index (S&P 400) returned (9.23)%.**

Factors Affecting Performance

The past year was a challenge for our nation and equity markets alike. Terrorist attacks of September 11, recession, corporate scandals, and the threat of war consumed the thoughts and actions of America. These events affected each of our lives in varying degrees, and fueled the worst bear market in more than 70 years. During this time, growth investors have been particularly challenged. As market forces took apart virtually every stock, portfolios similar to the Fund were hurt more than average. We were particularly hurt by our holding in cable and healthcare in an attempt to invest in companies with a stable outlook and pricing power.

As anxiety ruled the market, we continued to search for companies with solid business models, above-average growth prospects, and the balance sheets necessary for these companies to survive and ultimately thrive. One bright spot during the past year was our holding in PetSmart, Inc. As America stayed closer to home, PetSmart, Inc., a specialty pet retailer, remodeled stores and freshened up its product and service offerings. The result was a jump in same store sales, increased margins, and renewed interest in the company's shares. We eventually sold our position after the stock more than doubled to reach our price target.

Everyday we continue to wade through a volatile market in search of our next PetSmart, Inc. Market softness has given us the opportunity to accumulate positions in industry leaders such as AdvancePCS (1.65% of net assets), PartnerRe Ltd., (3.28% of net assets) Radio One, Inc. (2.03% of net assets) and Stage Stores, Inc. (3.54% of net assets). We believe each have excellent growth prospects and have the potential to generate significant cash flow.

Looking Ahead

We remain optimistic on the economic recovery against a backdrop of low interest rates, historically low unemployment levels, and a consumer that refuses to quit spending. Therefore, we have a significant portion of the Fund in economically sensitive stocks, with the largest component in consumer discretionary names. Additionally, we own names that should benefit from the very issues that continue to hinder the pace of economic growth. These include energy and insurance stocks, which are both experiencing strong price increases. Therefore, we believe, regardless of the pace of the economic recovery, we are positioning the Fund in above-average growth opportunities at reasonable prices.

•Marshall Mid-Cap Growth Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted reflect all applicable sales charges.

** The RMCGI, the LMCGFI and the S&P 400 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The Fund has elected to change the benchmark index from the S&P 400 to the RMCGI. The RMCGI is more representative of the securities typically held by the Fund. This change will be effective January 1, 2003.

Annual Report -- Commentary

Sean A. McLeod, CFA

Marshall Small-Cap Growth Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (31.42)%.** In comparison, the Russell 2000 Growth Index (Russell 2000 GI) returned (26.02)% and the Lipper Small-Cap Growth Funds Index (LSCGI) returned (24.37)%, while the Russell 2000 Index (Russell 2000) returned (15.44)%.***

Factors Affecting Performance

The past twelve months have been difficult, particularly for growth stocks. Investors traditionally have paid for growth stocks in terms of a multiple of the company's earnings or cash flow. Unfortunately, investors have had to deal with terrorism, recession, corporate malfeasance, and the threat of war. As a result, not only have earnings declined due to the recession, but the "multiple" investors are willing to pay has declined. In essence, investors have increased their "risk premium" for the foreseeable future, which lowers the amount they are willing to pay for a growth stock. We expect economic growth to improve along with earnings, but investor confidence remains key to an improving market environment.

Looking Ahead

The portfolio is positioned to take advantage of an improving business environment. We are overweight in economically sensitive sectors such as consumer cyclicals, energy and technology, while underweight in defensive sectors such as consumer staples and financials. As an example, we have been increasing our exposure to the teen retailers. Not only do we like the demographics--the teen population is growing faster than the overall population and has increasing disposable incomes, at current valuations, the stocks are pricing in a long-lasting recession, providing an attractive entry point. Energy is another area of focus, as the sector should benefit from a lack of new supply of natural gas, which should result in higher equilibrium prices, to the benefit of energy producers.

We continue to invest in sectors benefiting from attractive secular trends, and in companies with lasting competitive advantages, strong balance sheets, and good management teams. We feel that this approach will result in outperformance over the business cycle.

•Marshall Small-Cap Growth Fund

* Small company stocks may be less liquid and subject to greater volatility than large capitalization stocks.

** Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted reflect all applicable sales charges.

*** The Russell 2000 GI, the LSCGI and the Russell 2000 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The Russell 2000 GI measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Lipper indexes are an average of the total return of 30 largest mutual funds designated by Lipper Inc., as falling into the respective categories indicated. The Russell 2000 is an index of common stocks whose market capitalizations generally range from $200 million to $5 billion. The Fund has elected to change the benchmark index from the Russell 2000 to the Russell 2000 GI. The Russell 2000 GI is more representative of the securities typically held by the Fund. This change will be effective January 1, 2003.

Annual Report -- Commentary

Daniel R. Jaworski, CFA

Marshall International Stock Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (18.28)%.** In comparison, the Lipper International Funds Index (LIFI) returned (12.50)%, while the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE) returned (14.95)%.***

Factors Affecting Performance

International markets fared no better than the U.S. stock market, as economic growth remained sluggish throughout Europe and Japan. The decline in equities was broad on both a geographic and industrial basis. Of the 21 developed countries included in the Fund's benchmark, the EAFE, only two generated positive equity market returns over the last 12 months. Also, all 10 of the major industrial sectors generated negative returns for the reporting period. While emerging markets in Asia showed signs of life during part of the reporting period, most of those gains evaporated as the fiscal year came to a close. However, U.S. investors in overseas markets benefited from a weakened dollar, as foreign currencies translated into more dollars by the end of the reporting period.

Compared to the EAFE, the Fund benefited from better stock selection in the technology and telecommunications sectors, avoiding some of the worst performing companies in the index. Indeed, one of the Fund's best performers was Telecom Italia SpA (1.24% of net assets), which has relatively low debt and strong earnings. In addition, the Fund owned shares of Samsung Electronics Co. (1.96% of net assets), a stock that nearly doubled during the year on the strength of strong earnings momentum. Since Samsung Electronics Co. is based in South Korea and thus is part of emerging markets, it is not included in the EAFE. As of August 31, 2002, emerging market companies accounted for about 13% of the Fund's holdings.†

Another relatively good area for the Fund was the consumer sector, with such winning stocks as Hyundai Motor Co., Ltd. (0.89% of net assets) generating a strong contribution to total return. A low interest rate environment certainly benefited Hyundai Motor Co., Ltd., as well as its increasing market share and reputation for quality automobiles at reasonable prices. In financial services, Bank of Ireland (1.99% of net assets) continues to generate excellent returns, boosted by a relatively healthy Irish economy and a scarcity of competitors.

Looking Ahead

We continue to search for companies that are likely to benefit from an economic pickup, including banks and highly focused industrial companies. While we have not invested heavily in pharmaceuticals due to concerns about competition from generic drugs and delayed FDA approvals, these stocks have declined in price to the point where they appear attractive. In technology, we are still concerned about overcapacity and weak demand.

In terms of geographical allocation, we remain cautious on Japan, focusing our exposure in a few companies such as Nissan Motors Co., Ltd. (2.57% of net assets) and Sega Enterprises (2.26% of net assets) that have demonstrated a concern for shareholder value. In Europe, while economic growth remains slower than expected, we are increasing our holdings in industrial sectors where there has been consolidation, buying stocks with strong returns on capital and modest price/earnings multiples. Meanwhile, emerging markets continue to provide the best opportunity for economic growth, especially with companies that meet our investment criteria of reasonably priced, worldwide industry leaders.

•Marshall International Stock Fund

GROWTH OF AN ASSUMED $10,000 INVESTMENT

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,425
$9,000
$8,000
$7,000
$6,000
12-98
2-99
5-99
8-99
11-99
2-00
5-00
8-00
11-00
2-01
5-01
8-01
11-01
2-02
5-02
8-02
$8,588
$8,402
$7,872
Marshall International Stock Fund
Lipper International Funds Index (LIFI)
Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE)

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425), from inception on December 31, 1998 to August 31, 2002, compared to the EAFE and the LIFI.*** The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

AVERAGE ANNUAL TOTAL RETURNS**

As of 8/31/02

	Fund	EAFE	LIFI
1-year	(18.28)%	(14.95)%	(12.50)%
3-year	(8.31)%	(11.06)%	(7.97)%
Since Inception (12/31/98)	(4.64)%	(11.54)%	(8.25)%

COUNTRY ALLOCATIONS

(As a % of net assets)

	8/31/02	8/31/01
Belgium	1.5%	0.9%
Denmark	0.0%	0.3%
Finland	1.9%	0.7%
France	10.5%	13.4%
Germany	5.1%	7.9%
Ireland	3.0%	2.5%
Italy	4.9%	2.5%
Netherlands	6.3%	9.2%
Norway	0.0%	0.4%
Spain	0.0%	2.3%
Sweden	4.3%	3.1%
Switzerland	7.2%	6.0%
United Kingdom	24.0%	24.4%
Total Europe	68.7%	73.6%
Hong Kong	1.5%	2.4%
Japan	12.4%	11.7%
Korea, Republic of	5.4%	1.4%
Singapore	0.3%	0.0%
Taiwan	0.5%	0.8%
Total Asia	20.1%	16.3%
Canada	1.7%	1.4%
Israel	0.0%	0.2%
Other	10.1%	6.7%
Total Other	11.8%	8.3%
Other Net Asset and Liabilities††	(0.6)%	1.8%
	100.0%	100.0%

SECTOR DIVERSIFICATION

(As a % of net assets)

	8/31/02	8/31/01
Consumer Discretionary	24.2%	17.2%
Consumer Staples	6.3%	9.7%
Energy	7.6%	7.0%
Financials	20.9%	26.7%
Healthcare	7.6%	6.3%
Industrials	10.9%	9.7%
Information Technology	4.5%	6.0%
Materials	9.7%	7.0%
Telecommunication Services	6.7%	5.4%
Utilities	2.2%	3.2%
Other Net Assets and Liabilities	(0.6)%	1.8%
	100.0%	100.0%

TEN LARGEST STOCK HOLDINGS

(As a % of net assets)

Security	8/31/02
Kingfisher PLC	3.25%
Nissan Motor Co., Ltd.	2.57%
TPG NV	2.42%
Sega Enterprises	2.26%
GlaxoSmithKline PLC	2.24%
Vivendi Enviroment	2.18%
Nestle SA	2.04%
Bank of Ireland	1.99%
Samsung Electronics Co.	1.96%
Total Fina SA, Class B	1.81%
	22.72%

* International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

*** The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

† Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

†† These amounts included cash equivalents of 0.5% and 1.2%, respectively.

Annual Report -- Commentary

Jason D. Weiner, CFA

Marshall Government Income Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of 2.11%.* In comparison, the Lipper U.S. Mortgage Funds Index (LUSMI) returned 7.57%, while the Lehman Brothers Mortgage-Backed Securities Index (LMI) returned 8.20%.**

Factors Affecting Performance

Interest rates declined significantly as investors sought refuge in Treasury securities during a rather tumultuous fiscal year. This flight to quality was precipitated by the horrible September 11 attacks. In response, the Federal Reserve Board continued to aggressively reduce short-term interest rates to the lowest level in 40 years. As the year progressed, investors faced episodes of corporate malfeasance at large corporations. At the same time, continued geopolitical dangers and threats of terrorism unnerved investors. This difficult environment caused investors to favor the relative safety of Treasury securities, while they questioned the state of the U.S economic recovery. This tremendous demand for Treasuries pushed yields to historically low levels. Therefore, bond investors were rewarded with solid returns during the last 12 months.

The historically low interest rate environment combined with an exceptionally strong housing market has increased the probability of a major refinancing boom. As a result, prepayment fears have pervaded the mortgage market, which caused these securities to lag the strong performance of U.S Treasuries. Our emphasis on call-protected securities such as Treasury and Agency debentures added significantly to portfolio performance.

Looking Ahead

Over the next few months, we expect to observe prepayment speeds that exceed the market consensus. This will dampen mortgage performance relative to other call-protected sectors of the bond market such as Treasury and Agency securities. We will continue to underweight mortgage product with the anticipation of a substantial increase in prepayment risk. Therefore, we favor Treasuries, agency debentures, and highly seasoned mortgage product, allowing the Fund to benefit more directly from declining interest rates.

We believe the economy will eventually recover in 2003, resulting in a rate environment more supportive of mortgage securities' valuations. We will look to opportunistically add to our mortgage position once this refinancing activity subsides and there are clear signs of an economic recovery. In the near term, we remain cautious about the geopolitical landscape and the condition of the economy. Potential terrorism, corporate governance, and the threat of war in Iraq continue to encourage a conservative portfolio approach. Hopefully, these concerns will fade from public sentiment, but it will take time.

•Marshall Government Income Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted reflect all applicable sales charges.

** The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper indexes are an average of the total returns of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Annual Report -- Commentary

Jason D. Weiner, CFA

Marshall Intermediate Bond Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (0.46)%.* In comparison, the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) returned 5.34%, while the Lehman Brothers Government/Credit Intermediate Index (LGCI) returned 7.74%.**

Factors Affecting Performance

Fixed income investors achieved strong portfolio returns as interest rates fell precipitously over the last 12 months. The Federal Reserve Board aggressively reduced short-term interest rates to historically low levels in the wake of the September 11 attacks. The rather pronounced decline in interest rates across the yield curve was caused by a significant flight to quality. Investors favored the relative safety of U.S. Treasuries due to heightened concerns over corporate malfeasance, potential terrorism, geopolitical conflicts and signs of a sputtering economy. This challenging environment caused investors to demand higher risk premiums for both equity investments and corporate credit.

Although most sectors of the bond market produced solid returns during our fiscal year, corporate bond investors faced a very difficult market. The corporate bond market became bifurcated as certain industries' corporate debt maintained its value while other industries' debt remained under severe pressure. The rapid decline in credit quality among companies in the utility, telecommunications, and cable/media sectors highlight the pitfalls that await over-leveraged companies that fail to grow in a lower inflationary world. Generally, we were able to perform in line with our competitors due to a high quality, well-diversified approach to the corporate market. Additionally, sound security selection supported by thorough credit analysis and adept sector allocation resulted in additional total return for the Fund.

Looking Ahead

We expect the economy will rebound in 2003, supporting corporate and mortgage bond valuations. We especially believe corporate bonds offer compelling return potential, but today's arduous market conditions warrant a cautious approach. We will look to opportunistically add to our corporate bond allocation when the economy appears to be in a sustainable recovery. In the near term, prudence is warranted given the looming geopolitical dangers, corporate governance issues, and the threat of war with Iraq. This type of environment requires a disciplined, well-diversified portfolio approach focusing on high quality sectors such as mortgage-backed, asset-backed, and agency securities to complement our high quality corporate bond allocation. The negative sentiment that has pervaded the financial markets will show signs of abatement, but this will take time.

•Marshall Intermediate Bond Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted reflect all applicable sales charges.

** The LGCI and the LSIBF are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Annual Report -- Commentary

Richard M. Rokus, CFA

Marshall Short-Term Income Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of 1.51%.* In comparison, the Lipper Short-Term Investment Grade Bond Fund Index (LSTIBI) returned 3.69%, while the Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13) returned 6.48%.**

Factors Affecting Performance

Because the Fund invests primarily in fixed income securities with maturities ranging from three months to two years, it has benefited from a decline in short-term interest rates during the fiscal year. During that time period, the Federal Reserve Board (the "Fed") cut the federal funds target rate, the amount charged to member banks for overnight loans, from 3.5% to 1.75%.

In early 2002, the investment community generally believed that the Fed would have to increase interest rates in response to a strong economic recovery that appeared to be taking place. As a result, the yield on the two-year Treasury note rose to 3.7% in late March. However, the recovery lost steam, and the yield on the two-year note fell to 2.1% by the end of the reporting period.

In the case of Treasury securities, declining interest rates translates into higher bond prices. However, the effect on mortgage-backed securities was not quite as beneficial, since investors became concerned about refinancing, which homeowners were quick to do when rates declined.

Another major trend during the reporting period involved the corporate bond market, which suffered declines due to the weaker-than-expected economy as well as highly publicized accounting scandals. Indeed, the primary reason why the Fund lagged the ML13 is that the index contains no corporate bonds. Corporate bonds are still attractive, primarily because of their higher yields. However, the Fund has increased the diversification of its corporate holdings to reduce the credit risk of an individual holding.

Looking Ahead

Because interest rates are likely to decline further, our strategy is to limit our purchase of mortgage-backed securities. Likewise, because the corporate bond market is in a state of flux due to the weakened economy and questions of management integrity, we are cautious in that sector, carefully focusing on high quality issues. Perhaps the most attractive category is the government agency market, which can continue to benefit from declining interest rates without concerns over credit or refinancing risk.

•Marshall Short-Term Income Fund

* Past performance is no guarantee of future results. The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted reflect all applicable sales charges.

** The ML13 and the LSTIBI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The ML13 is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** Duration is a measure of a security's price sensitivity to changes in interest rats. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Annual Report -- Commentary

Richard M. Rokus, CFA

Marshall Money Market Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of 1.69%.* In comparison, the Lipper Money Market Funds Index (LMMFI) returned 1.74%, while iMoneyNet, Inc. Money Fund Report AveragesTM (MFRA) returned 1.67%.** As of August 31, 2002, the Fund's 7-day net yield was 1.20%.***

Factors Affecting Performance

Within weeks after the September 11 terrorist attacks, the Federal Reserve Board (the "Fed") cut the federal funds target rate, the amount charged to member banks for overnight loans, from 3.5% to 1.75% where it has remained through the end of the fiscal year. The Fed's attempt to boost economic growth by lowering rates has had limited success. Although the economy, as measured by the Gross Domestic Product, appeared to emerge from recession in late 2001 and early 2002, there was concern that the Fed's actions were wearing off and that a "double dip" recession could take place.

The Fund's superior total return partly reflects the purchase of high quality one-year securities when interest rates were higher. In addition, the Fund has generally avoided the commercial paper of companies that have received unfavorable news coverage.

Another factor has reduced the appeal of commercial paper: scarcity. With interest rates low, the supply of commercial paper, typically with maturities of 30 to 365 days, has become sparse, as a number of major issuers have elected to issue debt with maturities beyond one year.

Looking Ahead

Because of the weak economy, it is likely that interest rates will remain at low levels for the next several months. At the same time, the Fed would not likely reduce short-term rates since 1.75% is already the lowest level in 40 years. Moreover, the Fed does not want to find itself in the position of the Japanese central bank, in which interest rates were virtually lowered to zero without much influence on economic growth.

Because interest rates are so low, part of the Fund's strategy is to add floating rate securities in which yields reset frequently. Partly because the expectation is that the Fed is likely to stand put, the extra yield offered by 90-day commercial paper over the federal funds target rate is virtually zero. The Fund will add longer-term securities when yields become more attractive. How soon that happens may depend on the long-awaited recovery picking up steam.

* Past performance is no guarantee of future results. Yields may vary. Yields quoted for money market funds most closely reflect the Fund's current earnings.

** Money Fund ReportTM, a service of iMoney Net, Inc. (formerly IBC Financial Data) publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

*** The 7-day net annualized yield is based on the average net income per share for the 7 days ended on the date of calculation and the offering price on that date. The 7-day effective yield is annualized and reflect daily compounding of the 7-day net yield.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Portfolio of Investments

Equity Income Fund

Description	Shares	Value

Common Stocks -- 95.8%
Consumer Discretionary -- 4.1%
Advertising -- 0.4%
Interpublic Group of Cos., Inc.	65,000	$1,184,950

Auto Parts & Equipment -- 0.4%
Delphi Corp.	94,200	918,450
Johnson Controls, Inc.	7,100	612,659

		1,531,109

Automobile Manufacturers -- 0.9%
Ford Motor Co.	65,554	771,571
General Motors Corp.	47,100	2,254,206

		3,025,777

Department Stores -- 1.0%
May Department Stores Co.	36,700	1,076,411
Sears, Roebuck & Co.	52,700	2,398,377

		3,474,788

Hotels -- 0.5%
Carnival Corp.	64,800	1,585,656

Household Appliances -- 0.5%
Maytag Corp.	53,000	1,729,920

Photographic Products -- 0.2%
Eastman Kodak Co.	23,500	717,690

Publishing -- 0.2%
McGraw-Hill Cos., Inc.	11,000	697,510

Total Consumer Discretionary		13,947,400

Consumer Staples -- 9.9%
Food Distributors -- 0.3%
SUPERVALU, Inc.	44,600	926,342

Household Products -- 4.3%
Clorox Co.	37,500	1,614,750
Kimberly-Clark Corp.	56,300	3,368,992
Procter & Gamble Co.	110,600	9,804,690

		14,788,432

Packaged Foods -- 1.8%
Campbell Soup Co.	65,400	1,514,010
General Mills, Inc.	17,700	744,993
Heinz (H.J.) Co.	50,600	1,911,162
Sara Lee Corp.	112,000	2,065,280

		6,235,445

Personal Products -- 0.6%
Gillette Co.	63,800	2,011,614

Retail-Foods -- 0.3%
Albertson's, Inc.	37,500	964,500

Tobacco -- 2.6%
Philip Morris Cos., Inc.	179,500	8,975,000

Total Consumer Staples		33,901,333

Energy -- 9.1%
Oil & Gas Equipment/ Services -- 0.5%
Schlumberger Ltd.	36,800	1,590,128

Oil & Gas Exploration/ Production -- 0.1%
Conoco, Inc.	20,300	498,365

Oil & Gas Integrated -- 7.8%
ChevronTexaco Corp.	85,934	6,585,122
Exxon Mobil Corp.	446,152	15,816,088
(1)Occidental Petroleum Corp.	62,100	1,844,370
Phillips Petroleum Co.	45,600	2,397,648

		26,643,228

Refining/Marketing -- 0.7%
Ashland, Inc.	38,000	1,089,080
Sunoco, Inc.	39,500	1,401,460
		2,490,540

Total Energy		31,222,261

Financials -- 26.9%
Banks -- 13.5%
Bank of America Corp.	128,600	9,012,288
Bank of New York Co., Inc.	78,800	2,769,820
Bank One Corp.	77,400	3,169,530
BB&T Corp.	24,300	924,615
Comerica, Inc.	26,300	1,538,550
Fleet Boston Financial Corp.	95,820	2,312,137
Mellon Financial Corp.	49,100	1,357,615
National City Corp.	74,900	2,334,633
PNC Financial Services Group, Inc.	40,000	1,843,600
Regions Financial Corp.	31,400	1,121,608
SouthTrust Corp.	27,300	716,352
SunTrust Banks, Inc.	34,000	2,295,340
Synovus Financial Corp.	43,300	1,046,561
U.S. Bancorp	123,500	2,654,015
Wachovia Corp.	80,800	2,977,480
Washington Mutual, Inc.	86,300	3,263,003
Wells Fargo & Co.	132,700	6,925,613

		46,262,760

Consumer Finance -- 0.3%
Household International, Inc.	27,800	1,003,858

Diversified Financial Services -- 9.0%
Citigroup, Inc.	416,238	13,631,795
Fannie Mae	76,000	5,759,280
J.P. Morgan & Co., Inc.	160,150	4,227,960
Merrill Lynch & Co., Inc.	80,700	2,922,954
Morgan Stanley Dean Witter & Co.	102,800	4,391,616

		30,933,605

Insurance-Brokers -- 1.0%
AON Corp.	24,800	490,048
Marsh & McLennan Cos., Inc.	60,800	2,957,920

		3,447,968

Insurance-Life/Health -- 1.2%
Jefferson-Pilot Corp.	16,200	682,344
Lincoln National Corp.	50,600	1,874,730
UNUM Provident Corp.	60,500	1,401,180

		3,958,254

Insurance-Multi-line -- 0.3%
Hartford Financial Services Group, Inc.	17,600	880,352

Insurance-Property/Casualty -- 0.9%
Ace, Ltd.	32,400	1,030,644
Allstate Corp.	57,800	2,151,316

		3,181,960

Real Estate Investment Trust -- 0.7%
Equity Office Properties Trust	88,500	2,467,380

Total Financials		92,136,137

Healthcare -- 17.5%
Pharmaceuticals -- 17.5%
Abbott Laboratories	97,450	3,900,923
Bristol-Myers Squibb Co.	262,600	6,551,870
Johnson & Johnson	175,700	9,542,267
Lilly (Eli) & Co.	99,150	5,755,657
Merck & Co., Inc.	197,200	9,962,544
Pfizer, Inc.	383,900	12,699,412
Pharmacia Corp.	88,400	3,863,080
Schering Plough Corp.	135,700	3,131,956
Wyeth	107,700	4,609,560

Total Healthcare		60,017,269

Industrials -- 12.6%
Aerospace/Defense -- 2.5%
Boeing Co.	74,400	2,758,008
Goodrich Corp.	48,300	1,008,021
Honeywell International, Inc.	79,200	2,372,040
United Technologies Corp.	40,600	2,411,234

		8,549,303

Air Freight & Logistics -- 0.2%
Ryder Systems, Inc.	28,400	742,376

Commercial Printing -- 0.3%
Donnelley (R.R.) & Sons Co.	34,500	910,110

Construction & Engineering Services -- 0.3%
Fluor Corp.	38,500	1,064,910

Electrical Components -- 1.3%
(1)Cooper Industries, Inc.	32,900	1,076,488
Emerson Electric Co.	51,100	2,492,658
Rockwell Automation, Inc.	40,500	746,010

		4,315,156

Industrial Conglomerates -- 6.3%
(1)3M Co.	28,400	3,548,580
General Electric Co.	597,000	17,999,550

		21,548,130

Machinery Construction/ Farm -- 0.2%
Caterpillar, Inc.	13,200	576,048

Machinery Industrial -- 0.7%
Dover Corp.	28,500	818,805
Eaton Corp.	15,200	1,075,248
Ingersoll-Rand Co.	17,700	664,635

		2,558,688

Railroads -- 0.3%
Burlington Northern Santa Fe	40,300	1,159,028

Services-Office/Supplies -- 0.5%
Avery Dennison Corp.	18,900	1,192,968
Pitney Bowes, Inc.	18,500	670,625
		1,863,593

Total Industrials		43,287,342

Information Technology -- 1.0%
Computer Hardware -- 1.0%
(1)Hewlett-Packard Co.	242,400	3,255,432

Materials -- 4.0%
Aluminum -- 0.6%
Alcoa, Inc.	89,100	2,235,519

Chemicals Diversified -- 1.9%
Dow Chemical Co.	83,608	2,526,634
Du Pont (E.I.) de Nemours & Co.	95,700	3,857,667

		6,384,301

Construction Materials -- 0.2%
Vulcan Materials Co.	20,800	811,616

Industrial Gases -- 0.5%
Air Products & Chemicals, Inc.	34,400	1,613,704

Paper Products -- 0.8%
Georgia-Pacific Corp.	29,900	629,395
International Paper Co.	28,900	1,088,085
(1)MeadWestvaco Corp.	44,000	1,024,760
		2,742,240

Total Materials		13,787,380

Telecommunications Services -- 6.5%
Integrated Telecommunication Services -- 6.5%
AT&T Corp.	245,000	2,993,900
BellSouth Corp.	138,300	3,225,156
SBC Communications, Inc.	314,332	7,776,574
Verizon Communications, Inc.	269,590	8,357,290

Total Telecommunications Services		22,352,920

Utilities -- 4.2%
Electric Utilities -- 2.7%
(1)Allegheny Energy, Inc.	53,200	1,098,580
American Electric Power Co., Inc.	19,200	654,720
Cinergy Corp.	28,400	976,960
FPL Group, Inc.	28,400	1,621,072
FirstEnergy Corp.	51,100	1,686,300
Pinnacle West Capital Corp.	33,400	1,115,894
Reliant Energy, Inc.	69,000	817,650
TECO Energy, Inc.	61,400	1,212,650

		9,183,826

Gas Utilities -- 0.7%
El Paso Corp.	55,000	930,050
(1)KeySpan Corp.	42,500	1,489,200

		2,419,250

Multi-Utilities -- 0.8%
Duke Energy Corp.	104,300	2,798,369

Total Utilities		14,401,445

Total Common Stocks (identified cost $310,142,071)		$328,308,919

Description	Principal Amount or Shares	Value

(2)U.S. Treasury -- 0.2%
10/10/2002 (identified cost $598,914)	$600,000	$598,988

Total Investments in Securities (identified cost $310,740,985)		328,907,907

Mutual Funds -- 1.6%
(1)iShares Russell 1000 Value Index Fund	68,000	3,250,400
(1)Utilities Select Sector SPDR Fund	98,200	2,111,300

Total Mutual Funds (identified cost $5,303,818)		5,361,700

(3)Repurchase Agreement -- 2.4%
Lehman Brothers, Inc., 1.80%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$8,431,477	8,431,477

Total Investments (identified cost $324,476,280)		$342,701,084

Large-Cap Growth & Income Fund

Description	Shares	Value

Common Stocks -- 97.9%
Consumer Discretionary -- 13.5%
Department Stores -- 2.6%
(1)(4)Kohl's Corp.	102,500	$7,146,300

General Merchandise -- 2.5%
Wal-Mart Stores, Inc.	131,430	7,028,876

Movies & Entertainment -- 3.3%
(4)AOL Time Warner, Inc.	261,350	3,306,078
Disney (Walt) Co.	147,716	2,316,187
(4)Viacom, Inc., Class B	92,300	3,756,610

		9,378,875

Restaurants -- 1.3%
McDonald's Corp.	153,800	3,654,288

Retail-Computer & Electronics -- 0.8%
(1)RadioShack Corp.	102,500	2,233,475

Retail-Home Improvement -- 3.0%
Home Depot, Inc.	134,940	4,443,574
(1)Lowe's Cos., Inc.	96,200	3,980,756

		8,424,330

Total Consumer Discretionary		37,866,144

Consumer Staples -- 9.2%
Household Products -- 1.2%
The Procter & Gamble Co.	39,430	$3,495,469

Personal Products -- 2.2%
(1)The Estee Lauder Cos., Inc., Class A	204,220	6,116,389

Retail-Drugs -- 1.3%
CVS Corp.	125,000	3,673,750

Soft Drinks -- 2.7%
Coca-Cola Co.	148,414	7,569,114

Tobacco -- 1.8%
Philip Morris Cos., Inc.	99,500	4,975,000

Total Consumer Staples		25,829,722

Energy -- 7.2%
Oil & Gas-Drilling -- 0.9%
(1)Transocean, Inc.	102,500	2,511,250

Oil & Gas Exploration & Production -- 0.8%
Anadarko Petroleum Corp.	51,300	2,290,032

Oil & Gas-Integrated -- 5.5%
ChevronTexaco Corp.	68,425	5,243,408
Exxon Mobil Corp.	285,542	10,122,464

		15,365,872

Total Energy		20,167,154

Financials -- 21.1%
Banks -- 6.7%
Bank of America Corp.	102,500	7,183,200
Bank of New York Co., Inc.	119,640	4,205,346
Wells Fargo & Co.	142,080	7,415,155
		18,803,701
Diversified Financial Services -- 9.6%
American Express Co.	152,460	5,497,708
Citigroup, Inc.	156,623	5,129,403
Federal Home Loan Mortgage Corp.	93,290	5,979,889
(1)Goldman Sachs Group, Inc.	76,900	5,944,370
Morgan Stanley	102,500	4,378,800

		26,930,170

Insurance-Multi-Line -- 1.0%
American International Group, Inc.	42,024	2,639,107

Insurance-Property-Casualty -- 3.8%
Chubb Corp.	75,000	4,641,750
(1)MGIC Investment Corp.	89,520	5,389,999
(4)Travelers Property Casualty Corp., Class A	26,766	$420,761
(4)Travelers Property Casualty Corp., Class B	13,902	226,464

		10,678,974

Total Financials		59,051,952

Healthcare -- 16.9%
Healthcare-Distribution Services -- 1.4%
(1)Cardinal Health, Inc.	58,250	3,776,930

Healthcare-Equipment -- 1.0%
Guidant Corp.	75,000	2,760,000

Healthcare-Facility -- 4.2%
HCA, Inc.	254,800	11,860,940

Healthcare-Supplies -- 0.3%
(4)Alcon, Inc.	22,600	835,522

Pharmaceuticals -- 10.0%
Abbott Laboratories	47,300	1,893,419
Johnson & Johnson	43,870	2,382,580
Merck & Co., Inc.	52,670	2,660,888
(1)Pfizer, Inc.	241,010	7,972,611
Pharmacia Corp.	148,470	6,488,139
Schering Plough Corp.	107,620	2,483,870
Wyeth	98,740	4,226,072

		28,107,579

Total Healthcare		47,340,971

Industrials -- 11.6%
Aerospace & Defense -- 3.0%
Boeing Co.	102,500	3,799,675
Honeywell International, Inc.	156,410	4,684,479

		8,484,154

Industrial Conglomerates -- 6.7%
(1)(4)3M Co.	47,900	5,985,105
General Electric Co.	427,640	12,893,346

		18,878,451

Machinery Industrial -- 1.9%
Parker-Hannifin Corp.	128,100	5,195,736

Total Industrials		32,558,341

Information Technology -- 13.5%
Computer Hardware -- 1.0%
International Business Machines Corp.	35,940	2,709,157

Computer Storage & Peripheral -- 0.8%
(4)Lexmark International Inc., Class A	44,380	2,094,736

Description	Shares or Principal Amount	Value

Electrical Equipment & Instrument -- 0.8%
(4)Flextronics International Ltd.	250,000	$2,367,500

Networking Equipment -- 0.7%
(4)Cisco Systems, Inc.	150,000	2,073,000
Semiconductors -- 3.6%
Intel Corp.	245,100	4,085,817
Micron Technology, Inc.	137,780	2,376,705
Texas Instruments, Inc.	182,870	3,602,539

		10,065,061

Semiconductor Equipment -- 0.9%
(4)Applied Materials, Inc.	197,200	2,634,592

Systems Software -- 5.7%
(4)BMC Software, Inc.	165,950	2,306,705
(4)Microsoft Corp.	266,870	13,097,980
(4)Veritas Software Corp.	33,040	534,918

		15,939,603

Total Information Technology		37,883,649

Materials -- 3.4%
Aluminum -- 1.4%
Alcoa, Inc.	153,800	3,858,842

Forest Products -- 2.0%
Weyerhaeuser Co.	102,500	5,587,275

Total Materials		9,446,117

Telecommunication Services -- 1.5%
Integrated Telecommunication Services -- 1.5%
SBC Communications, Inc.	163,240	4,038,558

Total Common Stocks (identified cost $246,804,728)		274,182,608

(3)Repurchase Agreement -- 2.2%
Lehman Brothers, Inc., 1.80%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$6,010,102	6,010,102

Total Investments (identified cost $252,814,830)		$280,192,710

Mid-Cap Value Fund

Description	Shares	Value

Common Stocks -- 97.2%
Consumer Discretionary -- 5.7%
Auto Parts & Equipment -- 1.1%
(1)Johnson Controls, Inc.	25,000	$2,157,250

Housewares & Specialties -- 1.6%
Newell Rubbermaid, Inc.	95,000	3,287,000

Leisure Products -- 2.1%
(1)Mattel, Inc.	215,000	4,177,450

Retail-Apparel -- 0.9%
Ross Stores, Inc.	50,000	1,805,500

Total Consumer Discretionary		11,427,200

Consumer Staples -- 6.8%
Food Distributors -- 1.5%
SUPERVALU, Inc.	145,000	3,011,650

Packaged Food & Meats -- 1.0%
(4)Ralcorp Holdings, Inc.	85,000	2,016,200

Retail-Drugs -- 2.3%
CVS Corp.	155,000	4,555,450

Retail-Food -- 2.0%
(4)Kroger Co., Inc.	225,000	4,068,000

Total Consumer Staples		13,651,300

Energy -- 5.7%
Oil & Gas Drilling -- 1.5%
(4)Noble Corp.	95,000	2,951,650

Oil & Gas Exploration & Products -- 4.2%
Burlington Resources, Inc.	125,000	4,808,750
Noble Energy, Inc.	112,200	3,741,870
		8,550,620

Total Energy		11,502,270

Financials -- 13.4%
Banks -- 1.3%
Associated Banc Corp.	74,650	2,598,566

Consumer Finance -- 2.3%
(1)Countrywide Credit Industries, Inc.	90,000	4,724,100

Diversified Financial Services -- 1.4%
(1)(4)CIT Group, Inc.	130,000	2,827,500

Insurance-Life & Health -- 1.1%
Jefferson-Pilot Corp.	50,000	$2,106,000

Insurance-Property & Casualty -- 5.7%
(1)ACE Ltd.	70,000	2,226,700
MGIC Investment Corp.	61,000	3,672,810
(1)SAFECO Corp.	165,000	5,463,150

		11,362,660

Reinsurance -- 1.6%
PartnerRe Ltd.	73,400	3,300,064

Total Financials		26,918,890

Healthcare -- 11.2%
Biotechnology -- 0.9%
(4)Invitrogen Corp.	50,000	1,780,000

Healthcare-Distribution Services -- 2.1%
(1)(4)Renal Care Group, Inc.	130,000	4,267,900

Healthcare-Equipment -- 3.1%
(4)Boston Scientific Corp.	70,000	2,040,500
Guidant Corp.	115,000	4,232,000

		6,272,500

Healthcare-Facility -- 2.8%
(4)Manor Care, Inc.	235,200	5,513,088

Healthcare-Supplies -- 2.3%
Bausch & Lomb, Inc.	145,000	4,566,050

Total Healthcare		22,399,538

Industrials -- 22.7%
Aerospace & Defense -- 1.5%
(1)Northrop Grumman Corp.	25,000	3,070,000

Commercial Printing -- 0.2%
Donnelley (R.R.) & Sons Co.	18,600	490,668

Construction & Engineering -- 0.7%
Fluor Corp.	50,000	1,383,000

Electrical Components -- 1.9%
Rockwell Automation, Inc.	203,300	3,744,786

Electrical Equipment -- 2.2%
Hubbell, Inc., Class B	140,000	4,494,000

Machinery Industrial -- 2.2%
SPX Corp.	40,000	4,344,000

Rail Roads -- 2.4%
CSX Corp.	135,000	$4,702,050

Services-Data Processing -- 1.2%
(1)(4)Global Payments, Inc.	87,200	2,429,392

Services-Diversified Commercials -- 3.9%
(1)H&R Block, Inc.	25,000	1,222,500
Viad Corp.	160,000	3,540,800
(1)(4)Watson Wyatt & Company Holdings	150,000	3,084,000

		7,847,300

Services-Employment -- 1.8%
Manpower, Inc.	110,000	3,643,200

Services-Environmental -- 2.3%
(4)Republic Services, Inc.	220,000	4,532,000

Trucking -- 2.4%
(4)Landstar System, Inc.	50,000	2,532,500
(4)Swift Transportation Co., Inc.	125,000	2,198,750
		4,731,250

Total Industrials		45,411,646

Information Technology -- 11.6%
Computer Storage & Peripheral -- 1.7%
(4)Electronics for Imaging, Inc.	230,000	3,456,900

Electrical Equipment & Instruments -- 0.6%
(1) (4)Celestica, Inc.	50,000	1,148,500

IT Consulting & Services -- 4.4%
(4)American Management System, Inc.	235,000	3,525,000
(4)Computer Sciences Corp.	68,000	2,504,440
(4)Keane, Inc.	330,000	2,673,000

		8,702,440

Office Electronics -- 2.2%
(1)IKON Office Solutions, Inc.	485,000	4,486,250

Semiconductors Equipment -- 0.5%
(4)Teradyne, Inc.	75,000	948,750

Systems Software -- 1.6%
(4)BMC Software, Inc.	235,000	3,266,500

Telecommunications Equipment -- 0.6%
(4)CommScope, Inc.	180,000	1,216,800

Total Information Technology		23,226,140

Description	Shares or Principal Amount	Value

Materials -- 11.6%
Construction Materials -- 1.5%
Martin Marietta Materials, Inc.	81,000	$2,967,840

Chemicals & Specialty -- 1.6%
(1)H.B. Fuller Co.	120,000	3,234,000

Diversified Metal & Mining -- 3.5%
Arch Coal, Inc.	207,800	3,802,740
(1)Fording, Inc.	216,900	3,257,838

		7,060,578

Steel -- 1.8%
Nucor Corp.	70,000	3,502,800

Paper Products -- 1.8%
Bowater, Inc.	90,000	3,679,200

Paper Packaging -- 1.4%
(1)(4)Packaging Corp. of America	145,200	2,734,116

Total Materials		23,178,534

Telecommunication Services -- 3.3%
Integrated Telecommunication Services -- 3.3%
ALLTEL Corp.	97,600	4,105,056
(1)Citizens Communications Co., Class B	350,000	2,562,000

Total Telecommunication Services		6,667,056

Utilities -- 5.2%
Electric Utilities -- 5.2%
ALLETE, Inc.	60,000	1,494,000
Cinergy Corp.	100,000	3,440,000
(1)TECO Energy, Inc.	190,000	3,752,500
(1)Xcel Energy, Inc.	170,000	1,642,200
Total Utilities		10,328,700

Total Common Stocks (identified cost $184,228,844)		194,711,274

(3)Repurchase Agreement -- 2.6%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$5,139,030	5,139,030

Total Investments (identified cost $189,367,874)		$199,850,304

Mid-Cap Growth Fund

Description	Shares	Value

Common Stocks -- 92.1%
Consumer Discretionary -- 20.0%
Broadcasting & Cable -- 7.0%
(4)Cox Radio, Inc., Class A	185,000	$4,436,300
(1)(4)Mediacom Communications Corp.	500,000	2,950,000
(4)Liberty Media Corp., Class A	350,000	2,926,000
(1)(4)Radio One, Inc., Class D	265,000	4,168,450

		14,480,750

Department Stores -- 3.5%
(1)(4)Stage Stores, Inc.	336,200	7,282,092

Leisure Facilities -- 1.7%
(1)(4)Six Flags, Inc.	675,000	3,422,250

Leisure Products -- 3.6%
Brunswick Corp.	300,000	7,335,000

Specialty Stores -- 4.2%
(4)Advance Auto Parts, Inc.	65,000	3,396,250
(4)Copart, Inc.	200,000	2,814,000
(4)Staples, Inc.	175,000	2,432,500
		8,642,750

Total Consumer Discretionary		41,162,842

Consumer Staples -- 2.5%
Food Distributors -- 2.5%
(1)(4)Performance Food Group Co.	150,000	5,197,500

Energy -- 8.9%
Oil & Gas Drilling -- 4.6%
(1)(4)Nabors Industries, Inc.	90,000	2,971,800
(4)Noble Corp.	110,000	3,417,700
(1)(4)Pride International, Inc.	225,000	3,010,500

		9,400,000

Oil & Gas Exploration & Production -- 4.3%
Noble Energy, Inc.	120,000	4,002,000
(1)Ocean Energy, Inc.	230,000	4,820,800

		8,822,800

Total Energy		18,222,800

Financials -- 10.7%
Reinsurance -- 5.8%
(1)Everest Re Group Ltd.	95,000	5,149,000
PartnerRe Ltd.	150,000	6,744,000

		11,893,000

Insurance-Life & Health -- 1.1%
Lincoln National Corp.	60,000	2,223,000

Insurance-Property & Casualty -- 3.8%
MGIC Investment Corp.	70,000	$4,214,700
Old Republic International Corp.	110,000	3,531,000

		7,745,700

Total Financials		21,861,700

Healthcare -- 22.2%
Biotechnology -- 2.8%
(1)(4)BioMarin Pharmaceutical, Inc.	10,900	45,126
(1)(4)Charles River Laboratories International, Inc.	90,000	3,559,500
(4)Gilead Sciences, Inc.	70,000	2,245,600

		5,850,226

Healthcare-Distribution Services -- 12.0%
(1)(4)AdvancePCS	175,000	3,388,000
(4)AmerisourceBergen Corp.	100,000	7,251,000
(1)(4)Covance, Inc.	150,000	2,928,000
(1)(4)Pediatrix Medical Group, Inc.	100,000	3,359,000
(1)(4)Priority Healthcare Corp., Class B	175,000	4,397,750
(4)Quest Diagnostic, Inc.	60,000	3,363,000

		24,686,750

Healthcare-Managed Care -- 1.5%
(1)(4)Caremark Rx, Inc.	185,000	2,997,000

Healthcare-Facility -- 2.2%
(4)Universal Health Services, Inc., Class B	100,000	4,572,000

Pharmaceuticals -- 3.7%
Allergan, Inc.	25,000	1,468,000
(1)(4)Biovail Corp.	90,000	2,415,600
(4)King Pharmaceuticals, Inc.	175,000	3,729,250
		7,612,850

Total Healthcare		45,718,826

Industrials -- 9.9%
Aerospace & Defense -- 2.0%
(1)(4)InVision Technologies, Inc.	120,000	4,095,600

Airfreight & Logistics -- 1.3%
(1)Expeditors International Washington, Inc.	100,000	2,635,000

Description	Shares or Principal Amount	Value

Machinery Industrial -- 2.6%
(1)SPX Corp.	50,000	$5,430,000

Services-Data Processing -- 3.2%
(4)Bisys Group, Inc.	125,000	3,185,000
(1)(4)Concord EFS, Inc.	170,000	3,469,700

		6,654,700

Services-Office Supplies -- 0.8%
Herman Miller, Inc.	100,000	1,549,000

Total Industrials		20,364,300

Information Technology -- 17.9%
Application Software -- 2.0%
(4)Cerner Corp.	70,000	2,615,200
(4)Intuit, Inc.	30,000	1,338,900
(4)Vastera, Inc.	48,700	116,880

		4,070,980

Internet Software & Services -- 3.2%
(4)PEC Solutions, Inc.	140,000	3,270,400
(1)(4)USA Interactive	150,000	3,213,000

		6,483,400

IT Consulting & Services -- 3.2%
(1)(4)Affiliated Computer Services, Inc., Class A	150,000	6,675,000

Semiconductors -- 6.8%
(1)(4)Conexant Systems, Inc.	475,000	703,000
(1)(4)Intersil Corp., Class A	400,000	6,768,000
(4)Microchip Technology, Inc.	140,000	2,947,000
(1)(4)Skyworks Solutions, Inc.	850,000	3,570,000

		13,988,000

Semiconductors Equipment -- 2.7%
(1)(4)ATMI, Inc.	170,000	2,895,100
(4)Entegris, Inc.	300,000	2,709,000
		5,604,100
Total Information Technology		36,821,480

Total Common Stocks (identified cost $221,033,990)		189,349,448

U.S. Treasury Bill -- 0.6%
10/10/2002 (identified cost $1,247,744)	$1,250,000	1,247,893

Total Investments in Securities (identified cost $222,281,734)		190,597,341

Description	Principal Amount	Value

(3)Repurchase Agreement -- 7.5%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$15,352,862	$15,352,862

Total Investments (identified cost $237,634,596)		$205,950,203

Small-Cap Growth Fund

Description	Shares	Value

Common Stocks -- 96.5%
Consumer Discretionary -- 34.1%
Broadcasting -- 3.0%
(4)Alliance Atlantis Communications, Inc., Class B	150,000	$1,708,500
(4)Spanish Broadcasting System, Inc., Class A	100,000	707,000

		2,415,500

Casino/Gaming -- 7.3%
(4)Ameristar Casinos, Inc.	140,000	2,363,200
(1)(4)Argosy Gaming Co.	50,000	1,400,000
Pinnacle Entertainment, Inc.	250,000	2,125,000

		5,888,200

Hotel/Resort/Cruise -- 7.0%
Intrawest Corp.	200,000	3,288,000
(1)(4)Orient-Express Hotels Ltd., Class A	180,000	2,331,000

		5,619,000

Household Appliances -- 0.4%
Helen of Troy Ltd. (4)	25,000	299,000

Leisure Products -- 7.9%
(4)Acclaim Entertainment, Inc.	155,000	426,250
(1)(4)Activision, Inc.	45,000	1,254,150
(4)Midway Games, Inc.	350,000	2,152,500
(1)(4)Take-Two Interactive Software, Inc.	100,000	2,510,000

		6,342,900

Retail -- 3.0%
(4)The Wet Seal, Inc., Class A	85,000	940,100
(4)ValueVision Media, Inc., Class A	100,000	1,423,000

		2,363,100

Retail-Apparel -- 4.1%
(4)Abercrombie & Fitch Co., Class A	50,000	1,140,000
(4)American Eagle Outfitters, Inc.	80,000	1,176,800
(1)(4)Hot Topic, Inc.	55,000	$957,000

		3,273,800

Retail-Computer/Electrical -- 1.4%
(1)(4)Ultimate Electronics, Inc.	100,000	1,100,000

Total Consumer Discretionary		27,301,500

Energy -- 11.7%
Oil & Gas-Drilling -- 3.0%
(4)Patterson-UTI Energy, Inc.	55,000	1,373,900
(4)Pride International, Inc.	75,000	1,003,500

		2,377,400

Oil & Gas-Equipment/Services -- 5.9%
(1)(4)Cal Dive International, Inc.	55,000	1,025,750
(4)Horizon Offshore, Inc.	150,000	780,000
(1)(4)Lone Star Technologies, Inc.	100,000	1,517,000
(4)National-Oilwell, Inc.	75,000	1,419,000

		4,741,750

Oil & Gas-Exploration/Production -- 2.8%
Noble Energy, Inc.	40,000	1,334,000
(4)Ultra Petroleum Corp.	115,000	920,000
		2,254,000

Total Energy		9,373,150

Financials -- 10.4%
Banks -- 8.6%
Astoria Financial Corp.	50,000	1,674,000
Cullen Frost Bankers, Inc.	40,000	1,496,000
(4)Indy Mac Bancorp, Inc.	80,000	1,824,000
(4)Southwest Bancorporation of Texas, Inc.	50,000	1,899,000

		6,893,000

Consumer Finance -- 1.1%
Doral Financial Corp.	20,000	847,800

Insurance -- 0.7%
(4)Meadowbrook Insurance Group, Inc.	225,000	580,500

Total Financials		8,321,300

Healthcare -- 17.4%
Biotechnology -- 9.6%
(4)Celgene Corp.	70,000	1,216,600
(1)(4)Cell Genesys, Inc.	35,000	404,950
(4)Cephalon, Inc.	40,000	1,740,000
(1)(4)CV Therapeutics, Inc.	100,000	2,173,200
(1)(4)Charles River Laboratories International, Inc.	55,000	2,175,250

		7,710,000

Healthcare-Distribution/Services -- 6.3%
(1)(4)Covance, Inc.	85,000	$1,659,200
(1)(4)Priority HealthCare Corp., Class B	135,000	3,392,550

		5,051,750

Healthcare-Facility -- 1.5%
(1)(4)Community Health Systems, Inc.	50,000	1,195,000

Total Healthcare		13,956,750

Information Technology -- 22.9%
Application Software -- 4.0%
(1)(4)Quest Software, Inc.	127,600	1,321,936
(4)Rational Software Corp.	150,000	1,020,000
(4)Verity, Inc.	80,000	872,000

		3,213,936

Internet Software -- 0.5%
(4)Vignette Corp.	500,000	445,000

IT Consulting -- 1.3%
(4)KPMG Consulting, Inc.	100,000	1,015,000

Networking Equipment -- 2.1%
(1)(4)Emulex Corp.	100,000	1,688,000

Semiconductor -- 6.2%
(4)Integrated Circuit Systems, Inc.	70,000	1,248,100
(4)MKS Instruments, Inc.	90,000	1,224,900
(1)(4)PMC-Sierra, Inc.	70,000	490,000
(4)Skyworks Solutions, Inc.	475,000	1,995,000

		4,958,000

Telecommunication Equipment -- 8.8%
(1)(4)Advanced Fibre Communications, Inc.	90,000	1,587,600
(1)(4)Powerwave Technologies, Inc.	475,000	2,945,000
(4)Tekelec	120,000	1,178,280
(4)UTStarcom, Inc.	100,000	1,320,000

		7,030,880

Total Information Technology		18,350,816

Total Common Stocks (identified cost $78,888,399)		77,303,516

Description	Principal Amount	Value

(3)Repurchase Agreement -- 1.5%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$1,234,842	$1,234,842

Total Investments (identified cost $80,123,241)		$78,538,358

International Stock Fund

Description	Shares	Value

Common Stocks -- 100.6%
Australia -- 1.4%
Banks -- 1.1%
(1)National Australia Bank Ltd., Melbourne	169,600	$3,230,094

Transportation -- 0.3%
Qantas Airways Ltd.	483,900	1,111,778

Total Australia		4,341,872

Belgium -- 1.5%
Banks -- 1.5%
Dexia	349,300	4,617,923

Bermuda -- 0.5%
IT Consulting & Services -- 0.5%
(4)Accenture Ltd.	99,300	1,633,485

Brazil -- 1.2%
Metals & Mining -- 1.2%
Companhia Vale Do Rio Doce, ADR	159,850	3,744,713

Canada -- 1.7%
Banks -- 1.3%
Royal Bank of Canada, Montreal	105,200	3,780,287

Financial Services -- 0.4%
Manulife Financial Corp.	55,500	1,291,700

Total Canada		5,071,987

Finland -- 1.9%
IT Consulting & Services -- 0.2%
TietoEnator OYJ	36,800	566,638

Paper & Forest Products -- 0.5%
Stora Enso OYJ, Class R	139,100	1,536,115

Telecommunications -- 1.2%
Nokia OYJ	51,500	687,927
Nokia OYJ, Class A, ADR	233,000	3,096,570

		3,784,497

Total Finland		5,887,250

France -- 10.5%
Banks -- 1.5%
BNP Paribas SA	96,600	$4,505,855

Construction Equipment -- 1.9%
(1)Technip	42,300	3,235,886
(1)Vinci SA	40,000	2,434,221

		5,670,107

Domestic & International Oil -- 1.8%
(1)Total Fina SA, Class B	38,300	5,461,619

Healthcare -- 1.0%
(1)Aventis SA	50,300	2,962,370

Industrial Gases -- 0.8%
L'Air Liquide SA	18,262	2,530,747

Media -- 0.9%
(1)Thomson Multimedia	131,872	2,619,002

Metals & Mining -- 0.4%
(1)Pechiney SA, Class A	36,200	1,325,687

Water Treatment -- 2.2%
(1)(4)Vivendi Environment	266,350	6,572,364
(1)(4)Vivendi Environment, Warrants	48,300	6,158

		6,578,522

Total France		31,653,909

Germany -- 5.1%
Automotive -- 1.2%
Bayerische Motoren Werke AG	92,200	3,484,985

Drugs -- 0.9%
Schering AG	49,100	2,716,413

Healthcare -- 0.4%
(1)Fresenius Medical Care AG	40,562	1,157,632

Household Product/Wares -- 1.1%
Adidas-Salomon AG	46,400	3,310,619

Insurance -- 1.5%
(1)Allianz AG	10,730	1,378,466
Muenchener Rueckversicherungs-Gesellschaft AG	17,720	3,227,086

		4,605,552

Total Germany		15,275,201

Hong Kong -- 1.5%
Telecommunications -- 0.9%
(4)China Mobile (Hong Kong) Ltd.	936,900	2,594,526

Transportation -- 0.6%
Cathay Pacific Airways Ltd.	1,270,100	$1,970,309

Total Hong Kong		4,564,835

Ireland -- 3.0%
Banks -- 2.0%
Bank of Ireland	517,400	6,018,238

Construction Materials -- 1.0%
CRH PLC	210,100	3,018,714

Total Ireland		9,036,952

Italy -- 4.9%
Insurance -- 0.8%
Riunione Adriatica di Sicurta SpA	205,100	2,353,476

Media -- 1.1%
(1)Mediaset SpA	474,400	3,270,832

Oil & Gas Products -- 1.8%
(1)ENI SpA	360,100	5,452,914

Telecommunications -- 1.2%
Telecom Italia SpA	698,300	3,739,323

Total Italy		14,816,545

Japan -- 12.4%
Air Freight & Couriers -- 0.9%
(1)Yamato Transport	157,900	2,679,652

Automotive -- 3.2%
(1)Honda Motor Co., Ltd.	47,100	1,991,342

Nissan Motor Co., Ltd.	1,062,200	7,747,212

		9,738,554

Chemical -- 0.6%
Takeda Chemical Industries, Ltd.	43,900	1,852,352

Financial Services -- 0.5%
Nomura Securities Co., Ltd.	108,700	1,430,902

Insurance -- 0.7%
(4)Millea Holdings, Inc.	272	2,203,765

Leisure & Recreation -- 2.3%
(1)(4)Sega Enterprises	285,200	6,833,655

Office Equipment -- 1.0%
(1)Ricoh Co., Ltd.	168,800	3,013,905

Retail -- 1.7%
Ito-Yokado Co., Ltd.	121,900	5,184,613

Telecommunications -- 1.5%
Nippon Television Network Corp.	318	1,623,009
NTT DoCoMo, Inc.	1,420	3,013,770

		4,636,779

Total Japan		37,574,177

Korea, Republic of -- 5.4%
Automotive -- 0.9%
Hyundai Motor Co., Ltd.	94,760	$2,691,821

Banks -- 1.3%
Kookmin Bank	75,663	3,552,728
(4)Kookmin Bank, ADR	9,174	429,343

		3,982,071

Electronics -- 2.0%
Samsung Electronics Co.	21,360	5,907,060

Metals & Mining -- 0.2%
Pohang Iron and Steel Co. Ltd., ADR	25,200	575,820

Telecommunications -- 1.0%
SK Telecom Co., Ltd., ADR	76,400	1,662,464
(4)KT Corp., ADR	60,300	1,369,413

		3,031,877

Total Korea, Republic of		16,188,649

Mexico -- 5.0%
Beverages & Foods -- 1.5%
(4)Fomento Economico Mexicano, SA de CV, ADR	45,600	1,717,752
Grupo Modelo, SA de CV, Class C	1,153,100	2,895,834

		4,613,586

Broadcasting & Cable TV -- 1.0%
(4)Grupo Televisa SA, GDR	95,800	3,040,692

Financial Services -- 1.1%
Grupo Financiero BBVA Bancomer, SA de CV	4,198,400	3,328,232

Retail -- 0.3%
Wal-Mart de Mexico SA de CV	278,900	754,985

Telecommunications -- 1.1%
Telefonos de Mexico, SA de CV, Class L, ADR	110,400	3,271,152

Total Mexico		15,008,647

Netherlands -- 6.3%
Chemicals -- 1.1%
Akzo Nobel NV	88,900	3,314,913

Domestic & International Oil -- 1.0%
(1)Royal Dutch Petroleum Co.	68,700	3,099,366

Financial Services -- 1.8%
(1)ING Group NV	199,900	$4,364,115
(1)Van der Moolen Holding NV	39,900	864,815

		5,228,930

Transportation -- 2.4%
TPG NV	369,900	7,295,493

Total Netherlands		18,938,702

Russia -- 1.3%
Domestic & International Oil -- 1.3%
YUKOS, ADR	30,500	3,965,930

Singapore -- 0.3%
Technologies -- 0.3%
Singapore Technologies Engineering Ltd.	794,400	789,928

South Africa -- 0.7%
Paper & Forest Products -- 0.7%
Sappi Ltd.	178,400	2,150,520

Sweden -- 4.3%
Commercials Services -- 0.7%
(4)Alfa Laval AB	214,700	1,942,015

Household Product/Wares -- 1.0%
(1)Electrolux AB, Class B	181,800	3,124,409

Industrial Services -- 2.1%
Sandvik AB	136,600	3,168,901
Atlas Copco AB, Class A	156,710	3,235,191

		6,404,092

Paper & Forest Products -- 0.5%
Svenska Cellulosa AB, Class B	43,290	1,476,445

Total Sweden		12,946,961

Switzerland -- 7.2%
Banks -- 1.8%
(1)UBS AG	115,390	5,436,541

Beverages & Foods -- 2.1%
(1)Nestle SA	28,770	6,173,491

Construction Materials -- 1.0%
(1)Holcim Ltd.	16,170	3,006,417

Insurance -- 0.9%
(1)Swiss Re	37,540	2,651,766

Pharmaceuticals & Healthcare -- 1.4%
(1)Novartis AG	107,030	$4,343,681

Total Switzerland		21,611,896

Taiwan -- 0.5%
Electrical Equipment -- 0.5%
(4)Taiwan Semiconductor Manufacturing Co., ADR	198,800	1,624,196

United Kingdom -- 24.0%
Aerospace & Defense -- 1.2%
BAE Systems PLC	762,100	3,609,512

Banks -- 2.8%
Royal Bank of Scotland PLC, Edinburgh	225,500	5,385,519
Standard Chartered PLC	275,200	3,152,065

		8,537,584

Beverages & Foods -- 1.8%
Diageo PLC	435,700	5,273,626

Containers & Metal/Glass -- 1.0%
Rexam PLC	427,500	2,951,114

Domestic & International Oil -- 1.1%
BP Amoco PLC	443,400	3,434,906

Gas Distribution -- 0.5%
BG Group PLC	336,900	1,405,319

Healthcare Equipment & Supplies -- 0.9%
Smith & Nephew PLC	492,800	2,841,267

Hotels & Motels -- 0.9%
Six Continents PLC	275,800	2,591,182

Leisure & Recreation -- 1.4%
Hilton Group PLC	596,900	1,764,615
(4)P&O Princess Cruises PLC	364,300	2,368,228

		4,132,843

Manufacturing -- 0.5%
Smiths Group PLC	130,700	1,476,772

Media -- 0.5%
WPP Group PLC	203,900	1,502,240

Description	Shares or Principal Amount	Value

Metals & Mining -- 0.7%
Rio Tinto PLC	111,800	$1,962,320

MultiMedia -- 1.6%
Pearson PLC	260,200	2,585,576
Reed International PLC	260,800	2,329,155

		4,914,731

Pharmaceuticals & Healthcare -- 2.2%
(4)GlaxoSmithKline PLC	359,744	6,770,834

Retail -- 4.4%
Kingfisher PLC	2,976,018	9,799,867
Next PLC	258,900	3,378,117

		13,177,984

Telecommunications -- 1.6%
Vodafone Group PLC	2,953,721	4,731,784

Tobacco -- 0.9%
British American Tobacco PLC	242,600	2,819,978

Total United Kingdom		72,133,996

Total Common Stocks (identified cost $314,559,418)		303,578,274

(3)Repurchase Agreement -- 0.5%
State Street Corp., 0.85%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$1,548,000	1,548,000

Total Investments (identified cost $316,107,418)		$305,126,274

Government Income Fund

Description	Principal Amount	Value

Asset-Backed Securities -- 4.6%
Green Tree Home Equity Loan Trust (Series 1998-B), Class B1, 7.810%, 11/15/2029	$6,000,000	$6,232,399
Greenwich Capital Acceptance (Series 1995-BA1), Class A4, 7.150%, 8/10/2020	10,643,000	11,460,286

Total Asset-Backed Securities (identified cost $16,665,899)		17,692,685

Collateralized Mortgage Obligations -- 19.9%
(5)(6)Federal Home Loan Mortgage Corp., 1.940%, 9/25/2002, REMIC (Series T-32-A1)	14,700,835	14,682,225
(5)(6)Federal Home Loan Mortgage Corp., 2.563%, 9/15/2002, REMIC (Series 1624-FA)	$2,724,375	$2,730,494
Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC (Series 1666H)	15,000,000	16,231,070
(6)Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK)	10,000,000	10,771,873
(5)(6)Federal National Mortgage Association, 2.060%, 9/25/2002, REMIC (Series 2001-25-FA)	20,940,290	20,729,455
Federal National Mortgage Association, 6.022%, 11/25/2010	10,000,000	10,913,488

Total Collateralized Mortgage Obligations (identified cost $71,515,992)		76,058,605

Corporate Bonds -- 1.8%
(5)HSB Group, Inc., FRN, 2.770%, 10/15/2002	3,000,000	2,828,094
(5)TXU Gas Capital, FRN, 3.210%, 10/1/2002	5,000,000	3,960,795

Total Corporate Bonds (identified cost $7,909,300)		6,788,889

Mortgage Backed Securities -- 66.4%
Federal Home Loan Mortgage Corporation -- 18.1%
5.000%, 8/1/2014	12,529,301	12,705,210
6.000%, 6/15/2011	5,000,000	5,520,705
6.500%, 9/1/2016	4,203,886	4,399,461
(1)6.500%, 2/1/2031	16,371,473	16,948,434
(7)6.500%, 10/1/2032	15,000,000	15,501,600
7.000%, 11/1/2009	2,156,918	2,284,185
7.500%, 9/1/2013	780,814	831,900
7.500%, 4/1/2024	2,138,333	2,267,806
7.500%, 4/1/2027	1,689,981	1,787,085
8.000%, 8/1/2030	2,843,753	3,030,272
8.500%, 9/1/2024	863,680	935,672
9.000%, 6/1/2019	1,308,992	1,448,281
9.500%, 2/1/2025	1,225,484	1,367,597

		69,028,208

Federal National Mortgage Association -- 26.5%
6.000%, 9/1/2013	9,644,061	10,054,375
6.500%, 9/1/2016	4,370,818	4,575,955
6.500%, 9/1/2016	8,384,476	8,777,987
6.500%, 12/1/2031	4,563,091	4,718,694
(7)6.500%, 11/1/2032	25,000,000	25,742,200
7.000%, 12/1/2010	3,801,797	4,030,652
7.000%, 3/1/2029	$4,434,074	$4,624,852
7.000%, 7/1/2029	9,781,626	10,202,485
7.000%, 2/1/2030	8,160,227	8,511,325
(1)7.500%, 12/1/2009	6,297,098	6,734,252
(6)7.500%, 10/1/2030	4,388,749	4,622,949
8.000%, 10/1/2028	4,733,011	5,088,822
8.000%, 4/1/2030	3,231,734	3,444,679

		101,129,227

Government National Mortgage Association -- 21.8%
6.500%, 12/15/2029	4,968,491	5,169,908
(7)6.500%, 10/1/2032	20,000,000	20,737,600
(1)7.000%, 4/15/2029	6,413,460	6,723,170
(1)7.000%, 5/15/2029	4,374,255	4,584,362
(1)7.000%, 6/15/2029	6,513,871	6,826,749
(1)7.000%, 8/15/2031	5,747,841	6,021,863
(1)7.500%, 8/15/2025	8,127,315	8,638,882
(1)7.500%, 8/15/2025	1,802,535	1,917,957
(1)7.500%, 12/15/2025	6,422,391	6,826,644
(1)7.500%, 2/15/2027	8,934,626	9,466,695
(1)8.500%, 6/15/2010	1,652,729	1,800,833
(1)9.000%, 11/15/2009	2,699,988	2,924,537
(1)9.000%, 1/15/2010	849,779	927,682
(1)9.500%, 10/15/2024	531,137	599,267

		83,166,149

Total Mortgage Backed Securities (identified cost $241,770,303)		253,323,584

U.S. Treasury Notes -- 7.9%
4.375%, 8/15/2012	19,000,000	19,367,384
(1)4.875%, 2/15/2012	10,000,000	10,592,970

Total U.S. Treasury Notes (identified cost $29,238,828)		29,960,354

Total Investments in Securities (identified cost $367,100,322)		383,824,117

(3)Repurchase Agreements -- 15.3%
Bear Stearns Co., Inc., 1.800%, dated 8/1/2002, due 9/3/2002	10,000,000	10,000,000
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002	48,385,876	48,385,876

Total Repurchase Agreements (at amortized cost)		58,385,876

Total Investments (identified cost $425,486,198)		$442,209,993

Intermediate Bond Fund

Description	Principal Amount	Value

Asset-Backed Securities -- 8.5%
Citibank Credit Card Issuance Trust, (Series 2002-A1), Class A1, 4.950%, 2/9/2009	$6,000,000	$6,310,545
Citibank Credit Card Master Trust I, (Series 1999-7), Class A, 6.650%, 11/15/2006	5,000,000	5,421,882
(5)(8)(9)DLJ Commercial Mortgage Corp., (Series 1998-STF2), Class A1, 2.469%, 9/5/2002	715,169	713,939
(1)DaimlerChrysler Auto Trust, (Series 2000-C) Class A3, 6.820%, 9/6/2004	3,808,618	3,881,194
First USA Credit Card Master Trust, (Series 1998-9), Class A, 5.280%, 9/18/2006	7,750,000	8,073,944
Ford Credit Auto Owner Trust, (Series 2000-G), Class A4, 6.620%, 7/15/2004	5,918,545	6,050,204
Green Tree Home Equity Loan Trust, (Series 1998-B), Class B1, 7.810%, 11/15/2029	7,000,000	7,271,132
J.P. Morgan Commercial Mortgage Finance Corp., (Series 1997-C5), Class A2, 7.069%, 9/15/2029	6,760,314	7,266,747
(8)(9)Pegasus Aviation Lease Securitization, (Series 1999-1A), Class A1, 6.300%, 3/25/2029	1,939,635	1,844,029
(8)(9)Systems 2001 Asset Trust, Pass Thru Cert., 6.664%, 9/15/2013	6,344,763	6,796,140

Total Asset-Backed Securities (identified cost $51,341,322)		53,629,756

Collateralized Mortgage Obligations -- 4.9%
(8)(9)Criimi Mae CMBS Corp., (Series 1998-1), Class A2, 6.009%, 2/20/2005	5,000,000	5,301,367
(8)(9)Criimi Mae CMBS Corp., (Series 1998-1), Class A3, 6.306%, 6/20/2030	6,000,000	6,416,189
Fannie Mae, (Series 1993-137), Class PH, 6.550%, 12/25/2021	7,000,000	7,194,550
Federal Home Loan Mortgage Corp., (Series 1829), Class H, 6.500%, 10/15/2021	1,117,081	1,121,661
Government National Mortgage Association, (Series 2000-12), Class AC, 7.500%, 11/16/2027	2,170,334	2,219,720
Government National Mortgage Association, (Series 2001-5), Class PK, 5.950%, 7/20/2024	$7,118,965	$7,277,632
(8)(9)Prudential Home Mortgage Securities, (Series 1993-H), Class 2B, 6.751%, 9/28/2008	1,465,454	1,513,103

Total Collateralized Mortgage Obligations (identified cost $29,934,161)		31,044,222

Corporate Bonds & Notes -- 54.6%
Automotive & Related -- 8.8%
Ford Motor Credit Co., Note, 6.125%, 3/20/2004	8,000,000	8,054,024
(1)Ford Motor Credit Co., Note, 6.500%, 1/25/2007	4,000,000	3,943,856
(1)Ford Motor Credit Co., Note, 6.700%, 7/16/2004	7,000,000	7,122,850
Ford Motor Credit Co., Note, 7.375%, 10/28/2009	485,000	475,349
Ford Motor Credit Co., Note, 7.750%, 3/15/2005	5,000,000	5,174,645
General Motors Acceptance Corp., Note, 6.125%, 9/15/2006	5,000,000	5,049,255
(1)General Motors Acceptance Corp., Note, 6.380%, 1/30/2004	3,000,000	3,074,772
(1)General Motors Acceptance Corp., Note, 6.875%, 9/15/2011	7,000,000	6,985,251
(1)General Motors Acceptance Corp., Note, 6.875%, 8/28/2012)	5,000,000	4,943,225
General Motors Acceptance Corp., Unsecd. Note, 7.000%, 6/6/2003	6,000,000	6,158,802
(1)General Motors Corp., Note, 7.200%, 1/15/2011	5,000,000	5,107,805

		56,089,834

Banks -- 5.3%
(1)Bank One Corp., Sub. Note, 7.875%, 8/1/2010	5,000,000	5,900,860
Citicorp, Sub. Note, (Series F), 6.375%, 11/15/2008	7,000,000	7,571,914
Citigroup, Inc., Note, 5.750%, 5/10/2006	5,000,000	5,295,745
Corestates Capital, Company Guarantee, 6.750%, 11/15/2006	5,790,000	6,388,535
(1)J.P. Morgan Chase & Co., Note, 5.250%, 5/30/2007	8,000,000	8,244,304

		33,401,358

Beverages & Foods -- 1.9%
Anheuser-Busch Cos., Inc., Deb., 9.000%, 12/1/2009	$5,000,000	$6,377,490
(1)The Kroger Co., Company Guarantee, 6.750%, 4/15/2012	5,000,000	5,401,215

		11,778,705

Broker/Dealers -- 3.7%
Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	2,000,000	2,177,580
Lehman Brothers, Inc., Note, 6.250%, 5/15/2006	1,000,000	1,069,477
Merrill Lynch & Co., Inc., Note, (Series MTNB), 5.350%, 6/15/2004	6,500,000	6,779,734
(1)Morgan Stanley, Note, 6.600%, 4/1/2012	7,000,000	7,467,782
PaineWebber Group, Inc., Note, 6.450%, 12/1/2003	6,000,000	6,326,136

		23,820,709

Chemicals -- 0.6%
(1)(8)(9)Dow Chemical Co., Note, 5.250%, 5/14/2004	3,500,000	3,578,138

Construction Equipment -- 0.3%
CRH America, Inc., Note, 6.950%, 3/15/2012	2,000,000	2,204,216

Consumer Cyclical -- 0.3%
(1)Tyco International Group, Company Guarantee, 5.800%, 8/1/2006	2,500,000	2,114,615

Domestic & International Oil -- 2.3%
Conoco, Inc., Sr. Note, 6.350%, 4/15/2009	6,000,000	6,477,906
Occidental Petroleum Corp., Sr. Note, 6.500%, 4/1/2005	3,500,000	3,767,971
PanCanadian Energy Corp., Bond, 6.300%, 11/1/2011	4,000,000	4,166,088

		14,411,965

Federal National Mortgage Association -- 1.8%
Fannie Mae, Note, 6.625%, 10/15/2007	10,000,000	11,379,040

Financial Services -- 11.7%
(1)Countrywide Home Loans, Inc., Company Guarantee, (Series MTNK), 5.625%, 5/15/2007	7,000,000	7,231,861
(5)(8)(9)Credit Suisse, London, Sub. Note, 7.900%, 5/1/2007	5,000,000	5,427,165
EOP Operating LP, Note, 7.375%, 11/15/2003	$4,000,000	$4,189,872
General Electric Capital Corp., Note, (Series A), 6.500%, 12/10/2007	5,000,000	5,565,985
General Electric Capital Corp., Note, (Series MTNA), 6.800%, 11/1/2005	4,000,000	4,410,764
(1)Household Finance Corp., Note, 7.000%, 5/15/2012	6,000,000	6,039,234
Household Netherlands BV, Company Guarantee, 6.200%, 12/1/2003	4,000,000	4,081,680
International Lease Finance Corp., Note, 5.625%, 6/1/2007	5,000,000	5,115,585
(1)(5)MBNA Global Capital Securities, Jr. Sub. Deb., (Series B), 2.623%, 11/1/2002	5,000,000	3,442,335
(1)National Rural Utilities Cooperative Finance Corp., Note, 5.75%, 8/28/2009	3,500,000	3,503,248
SLM Corporation, Note, (Series MTNA), 5.625%, 4/10/2007	5,000,000	5,345,735
(5)UBS Preferred Funding Trust II, Bank Guarantee, 8.622%, 10/1/2002	7,000,000	8,288,308
Wells Fargo Financial, Inc., Note, 4.875%, 6/12/2007	5,000,000	5,187,610
Wells Fargo Financial, Inc., Note, 5.875%, 8/15/2008	6,000,000	6,447,588

		74,276,970

Forest Products & Paper -- 0.4%
Reed Elsevier, Capital, Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,648,525

Household Product/Wares -- 0.9%
(1)Procter & Gamble Co., Unsub., 6.600%, 12/15/2004	5,000,000	5,428,760

Insurance -- 4.7%
(8)(9)AIG SunAmerica Global Financial, Note, 5.850%, 8/1/2008	7,000,000	7,494,739
(8)(9)Allstate Financial Global, Note, 7.125%, 9/26/2005	5,500,000	6,093,522
(5)HSB Group, Inc., Company Guarantee, (Series B), 2.770%, 10/15/2002	4,000,000	3,770,792
(8)(9)John Hancock Financial Services, Inc., 6.500%, 3/1/2011	3,500,000	3,691,149
MGIC Investment Corp., Sr. Note, 6.00%, 3/15/2007	3,000,000	3,218,499
Prudential Funding Corp., Note, (Series MTN), 6.600%, 5/15/2008	$5,000,000	$5,336,375

		29,605,076

Media -- 2.4%
(1)AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,000	3,703,788
(1)AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	3,000,000	2,708,313
(1)Comcast Corp., Sr. Note, 6.750%, 1/30/2011	3,000,000	2,761,395
(1)Viacom, Inc., Note, 5.625%, 5/1/2007	6,000,000	6,273,840

		15,447,336

Metals -- 0.3%
(1)Alcoa, Inc., Note, 5.875%, 6/1/2006	1,965,000	2,110,872

Telecommunications -- 4.1%
AT&T Wireless Services, Inc., Note, 8.125%, 5/1/2012	2,000,000	1,713,232
BT Group PLC, Note, 7.875%, 12/15/2005	5,000,000	5,480,015
(1)BT Group PLC, Note, 8.375%, 12/15/2010	5,000,000	5,726,500
SBC Communications, Inc., Note, 5.875%, 8/15/2012	3,000,000	3,052,983
Telstra Corp. Ltd., Note, 6.375%, 4/1/2012	5,000,000	5,375,905
(1)(8)(9)Verizon Global Funding Corp., Note, 7.250%, 12/1/2010	3,000,000	2,997,681
Verizon Global Funding Corp., Note, 7.375%, 9/1/2012	2,000,000	1,995,092

		26,341,408

Transportation -- 1.7%
American Trans Air, (Series 2001-1G), Pass Through Cert., 8.039%, 1/15/2016	4,658,802	4,608,302
Continental Airlines, Inc., Pass Through Cert., 6.541%, 9/15/2009	3,377,090	3,054,740
Delta Air Lines, Inc., Equipment Trust, (Series 1993-A2), 10.500%, 4/30/2016	4,000,000	3,425,020

		11,088,062

Utilities-Electric -- 2.5%
Limestone Electronic Trust, Sr. Note, 8.625%, 3/15/2003	5,000,000	4,953,150
(8)(9)Pinnacle Partner, Sr. Note, 8.830%, 8/15/2004	3,000,000	2,791,695
(8)(9)Southern Power Co., Sr. Note, 6.25%, 7/15/2012	$3,000,000	$3,168,684
TransAlta Corp., Note, 6.750%, 7/15/2012	5,000,000	5,196,380

		16,109,909

Utilities-Natural Gas -- 0.9%
(5)TXU Gas Capital I, Company Guarantee, 3.210%, 10/1/2002	7,000,000	5,545,113

Total Corporate Bonds & Notes (identified cost $339,682,222)		347,380,611

Government Agencies -- 8.7%
Federal Home Loan Bank -- 0.8%
5.430%, 11/17/2008	5,000,000	5,397,265

Federal National Mortgage Association -- 6.2%
5.500%, 2/15/2006	10,000,000	10,835,530
6.250%, 2/1/2011	16,000,000	17,444,032
7.000%, 7/15/2005	10,000,000	11,171,500

		39,451,062

Tennessee Valley Authority -- 1.7%
5.625%, 1/18/2011	10,000,000	10,661,870

Total Government Agencies (identified cost $52,074,058)		55,510,197

Mortgage Backed Securities -- 7.9%
Federal Home Loan Mortgage Corporation -- 1.3%
(1)7.500%, 2/1/2031	5,578,686	5,877,907
(1)7.500%, 6/1/2031	2,036,164	2,145,392

		8,023,299

Federal National Mortgage Association -- 4.5%
6.500%, 10/1/2031	14,365,225	14,855,084
(1)7.000%, 12/1/2015	8,123,133	8,601,515
7.635%, 8/1/2011	4,706,033	5,340,424

		28,797,023

Government National Mortgage Association -- 2.1%
7.000%, 3/15/2032	13,043,158	13,664,561

Total Mortgage Backed Securities (identified cost $49,219,891)		50,484,883

U.S. Treasury Securities -- 8.0%
U.S. Treasury Notes -- 8.0%
(1)4.375%, 5/15/2007	$3,000,000	$3,160,197
4.375%, 8/15/2012	25,000,000	25,483,400
(1)4.875%, 2/15/2012	3,000,000	3,177,891
5.000%, 8/15/2011	500,000	535,001
6.000%, 8/15/2004	2,000,000	2,149,220
(1)7.250%, 5/15/2004	15,000,000	16,318,950

Total U.S. Treasury Securities (identified cost $50,041,621)		50,824,659

Total Investments in Securities (identified cost $572,293,275)		588,874,328

(3)Repurchase Agreement -- 6.5%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	41,098,877	41,098,877

Total Investments (identified cost $613,392,152)		$629,973,205

Short-Term Income Fund

Description	Principal Amount	Value

Asset-Backed Securities -- 9.2%
Citibank Credit Card Master Trust I 1998-9, Class A, 5.300%, 1/9/2006	$1,220,000	$1,270,727
(5)(8)(9)DLJ Commercial Mortgage Corp., Series 1998-ST2A, Class A1, 2.468%, 9/5/2002	231,715	231,317
Daimler Chrysler Auto Trust, Class A3, 6.820%, 9/6/2004	1,233,992	1,257,507
First Franklin Mortgage Loan Asset Backed Certificates, Series 2002-FF1, Class 1A2, 3.790%, 4/25/2032	1,600,000	1,617,454
Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	684,860	700,095
Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.810%, 11/15/2029	3,000,000	3,116,199
Honda Auto Receivables Owner Trust, Series 2001-3, Class A4, 3.960%, 2/19/2007	1,300,000	1,334,406
(8)(9)Pegasus Aviation Lease Securitization, Series 1999-1A, Class A1, 6.300%, 3/25/2029	788,785	749,905
TMS Home Equity Trust, Series 1992-D2, Class A3, 7.550%, 1/15/2018	$352,722	$352,725

Total Asset-Backed Securities (identified cost $10,420,737)		10,630,335

Collateralized Mortgage Obligations -- 11.1%
Federal Home Loan Mortgage Corporation -- 2.9%
5.250%, 1/15/2010, Series 2368, Class TQ	1,620,000	1,653,281
5.500%, 5/15/2011, Series 2368, Class OC	1,620,000	1,680,867

		3,334,148

Federal National Mortgage Association -- 2.2%
6.550%, 12/25/2021, Series 1993-137, Class PH	2,430,000	2,497,537

Government National Mortgage Association -- 1.9%
5.950%, 7/20/2024, Series 2001-5, Class PK	1,156,832	1,182,615
7.500%, 11/16/2027, Series 2000-12, Class AC	1,011,817	1,034,841

		2,217,456

Other Financial -- 4.1%
(8)(9)Capital Asset Research Funding, Series 1997-A, Class A, 6.400%, 12/15/2004	456,528	456,528
(8)(9)Criimi Mae CMBS Corp., Series 1998-1, Class A2, 6.009%, 6/20/2030	3,240,000	3,435,286
Securitized Asset Sales, Inc., Series 1995-4, Class A5, 7.250%, 11/25/2025	793,100	799,473

		4,691,287

Total Collateralized Mortgage Obligations (identified cost $12,462,646)		12,740,428

Mortgage Backed-Pass Through Securities -- 7.8%
Federal Home Loan Mortgage Corporation -- 0.5%
9.000%, 7/1/2014	114,983	125,243
11.000%, 8/1/2019	404,500	458,826

		584,069

Federal National Mortgage Association -- 7.0%
7.000%, 12/1/2015	2,193,814	2,323,010
7.500%, 9/1/2015	1,910,949	2,043,644
8.000%, 8/1/2007	23,511	23,634
8.000%, 5/1/2008	$439,313	$462,597
9.000%, 7/1/2009	198,921	215,854
9.000%, 1/1/2015	116,607	128,753
9.500%, 12/1/2024	267,272	297,456
9.500%, 1/1/2025	475,858	529,598
9.500%, 1/1/2025	405,948	451,683
9.500%, 1/1/2025	297,731	331,355
10.000%, 7/1/2020	257,711	296,128
10.500%, 1/1/2022	213,943	246,416
11.000%, 12/1/2015	629,669	713,065

		8,063,193

Government National Mortgage Association -- 0.3%
9.000%, 12/15/2019	336,111	373,247

Total Mortgage Backed-Pass Through Securities (identified cost $8,741,549)		9,020,509

Corporate Bonds & Notes -- 37.8%
Automotive & Related -- 5.0%
Ford Motor Credit Co., Note, 7.500%, 6/15/2003	1,220,000	1,255,173
Ford Motor Credit Co., Sr. Note, 6.125%, 3/20/2004	1,620,000	1,630,940
General Motors Acceptance Corp., Note, 6.380%, 1/30/2004	1,620,000	1,660,377
General Motors Acceptance Corp., Sr. Note, 5.750%, 11/10/2003	1,220,000	1,240,816

		5,787,306

Banks -- 2.2%
First Chicago Corp., Sub. Note, 6.875%, 6/15/2003	1,220,000	1,265,045
NationsBank Corp., 6.125%, 7/15/2004	1,220,000	1,294,097

		2,559,142

Broker/Dealers -- 3.9%
Goldman Sachs Group, Inc., Bond, 7.625%, 8/17/2005	810,000	898,110
Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003	810,000	849,875
Merrill Lynch & Co., Inc., Note, Series MTNB, 5.350%, 6/15/2004	1,050,000	1,095,188
Morgan Stanley, Dean Witter & Co., Unsub., 6.100%, 4/15/2006	810,000	857,342
PaineWebber Group, Inc., Note, 6.450%, 12/1/2003	810,000	854,028

		4,554,543

Chemicals -- 1.4%
(8)(9)Dow Chemical Co., Note, Series 144A, 5.250%, 5/14/2004	$1,620,000	$1,656,166

Domestic & International Oil -- 0.9%
Occidental Petroleum Corp., 6.500%, 4/1/2005	970,000	1,044,266

Electric -- 1.6%
(5)TXU Gas Capital, 3.210%, 10/1/2002	2,430,000	1,924,946

Energy -- 0.3%
(4)(8)(9)Osprey Trust, Sr. Secd. Note, 8.310%, 1/15/2003	2,000,000	330,000

Equipment -- 0.9%
(8)(9)Regional Jet Equipment Trust, Note, Series 144A, 7.771%, 9/5/2004	1,010,196	1,028,162

Federal Home Loan Mortgage Corp. -- 2.8%
Federal Home Loan Mortgage Corp., Note, 7.375%, 5/15/2003	3,050,000	3,169,932

Financial Services -- 3.0%
Boeing Capital Corp., Sr. Note, 7.100%, 9/27/2005	610,000	657,390
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	1,220,000	1,287,843
MBNA Global Capital Securities, Jr. Sub. Deb., 2.623%, 2/1/2027	1,000,000	688,467
Salomon Smith Barney Holdings, Inc., Note, 6.250%, 5/15/2003	810,000	833,598

		3,467,298

Forest Products & Paper -- 0.5%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	519,111

Healthcare -- 1.5%
Abbott Laboratories, Note, 5.125%, 7/1/2004	1,620,000	1,692,011

Industrial Services -- 0.3%
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	346,797

Insurance -- 3.8%
(8)(9)Allstate Financial Global, Note, 7.125%, 9/26/2005	750,000	830,935
HSB Group, Inc., Company Guarantee, 2.770%, 7/15/2027	2,430,000	2,290,756
MGIC Investment Corp., Sr. Note, 7.500%, 10/15/2005	$1,095,000	$1,221,579

		4,343,270

Leasing -- 2.0%
General Electric Capital Corp., Note, 5.000%, 6/15/2007	1,000,000	1,044,945
General Electric Capital Corp., Note, 5.375%, 4/23/2004	1,210,000	1,265,889

		2,310,834

Media -- 2.3%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	810,000	750,017
Gannett Co., Inc., Note, 4.950%, 4/1/2005	955,000	1,001,314
Walt Disney Co., 7.300%, 2/8/2005	810,000	869,145

		2,620,476

Metals -- 0.6%
Alcoa, Inc., Note, 5.875%, 6/1/2006	620,000	666,026

Papers -- 0.9%
Weyerhaeuser Co., Unsecd. Note, 5.500%, 3/15/2005	1,010,000	1,045,703

Real Estate -- 0.7%
EOP Operating LP, Sr. Note, 6.375%, 2/15/2003	810,000	823,126

Telecommunications -- 1.8%
British Telecommunications PLC, Note, 7.875%, 12/15/2005	570,000	624,722
(8)(9)France Telecommunications, Note, Series 144A, 7.200%, 3/1/2006	570,000	591,922
(8)(9)Verizon Global Funding, Note, Series 144A, 6.750%, 12/1/2005	810,000	831,659

		2,048,303

Utilities-Electric -- 1.4%
(8)(9)Limestone Electronic Trust, Sr. Note, 8.625%, 3/15/2003	1,620,000	1,604,821

Total Corporate Bonds & Notes (identified cost $44,845,746)		43,542,239

Government Agencies -- 31.0%
Federal Home Loan Bank -- 4.5%
Federal Home Loan Bank, Bond, 4.125%, 1/14/2005	5,000,000	5,192,160

Federal Home Loan Mortgage Corporation -- 11.7%
Federal Home Loan Mortgage Corp., Note, 5.250%, 2/15/2004	$5,000,000	$5,231,490
Federal Home Loan Mortgage Corp., Unsecd. Note, 3.250%, 11/15/2004	5,000,000	5,097,570
Federal Home Loan Mortgage Corp., Unsecd. Note, 4.250%, 6/15/2005	3,000,000	3,122,151

		13,451,211

Federal National Mortgage Association -- 14.8%
Federal National Mortgage Association, Note, 3.125%, 11/15/2003	3,240,000	3,286,575
Federal National Mortgage Association, Note, 4.250%, 7/15/2007	4,500,000	4,645,755
Federal National Mortgage Association, Note, 5.125%, 2/13/2004	2,430,000	2,538,373
Federal National Mortgage Association, Note, 5.500%, 2/15/2006	6,000,000	6,501,318
		16,972,021

Total Government Agencies (identified cost $34,794,799)		35,615,392

Notes-Variable -- 1.4%
Financial Services -- 1.4%
(5)(8)(9)Lehman Brothers Holdings, Inc., 2.197%, 9/3/2002 (identified cost $1,584,240)	1,600,000	1,600,000

Total Investments in Securities (identified cost $112,849,717)		113,148,903

(3)Repurchase Agreement -- 0.7%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	787,797	787,797

Total Investments (identified cost $113,637,514)		$113,936,700

Money Market Fund

Description	Principal Amount	Value

Certificate of Deposit -- 0.7%
Foreign Banks -- 0.7%
Canadian Imperial Bank of Commerce, NY, 2.500%, 12/27/2002	$20,000,000	$19,986,901

(10)Commercial Paper -- 28.0%
Asset-Backed -- 10.6%
(8)(9)Liquid Funding Ltd., 1.750% - 1.790%, 10/10/2002 - 10/28/2002	$75,000,000	$74,821,296
(8)(9)Scaldis Capital Ltd., 1.830%, 9/12/2002 -9/25/2002	57,002,000	56,965,138
(8)(9)Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.850%, 10/4/2002	35,000,000	34,940,967
(8)(9)Tannehill Capital Co., 1.790% - 1.825%, 9/18/2002 - 10/21/2002	75,000,000	74,892,756
(8)(9)World Omni Vehicle Leasing, Inc., 1.760% -1.770%, 9/10/2002 -9/17/2002	65,000,000	64,966,200

		306,586,357

Electric -- 2.2%
(8)(9)Wisconsin Energy Corp., 1.880% - 1.900%, 9/18/2002 - 9/26/2002	64,200,000	64,126,978

Foreign Banks -- 2.5%
(8)(9)Depfa-Bank, 1.700%, 10/25/2002	40,000,000	39,898,000
Spintab-Swedmortgage AB, 1.810%, 10/7/2002	32,500,000	32,441,175

		72,339,175

Healthcare -- 5.2%
Baxter International, Inc., 1.770% - 1.780%, 9/12/2002 - 10/15/2002	74,607,000	74,522,048
(8)(9)Wyeth, 1.880% - 1.900%, 9/5/2002 - 10/2/2002	75,000,000	74,934,380

		149,456,428

Mining -- 2.3%
(8)(9)Rio Tinto Ltd., 1.710%, 11/7/2002 - 11/8/2002	66,301,000	66,088,041

Mortgage Banking -- 2.6%
Countrywide Home Loans, Inc., 1.820% - 1.840%, 9/4/2002 - 9/20/2002	75,000,000	74,968,139

Telecommunications -- 2.6%
(8)(9)Verizon Global Funding, 1.947%, 9/16/2002	75,000,000	74,996,592

Total Commercial Paper		808,561,710

Corporate Bonds -- 4.6%
Banks -- 0.5%
Wells Fargo & Co., 6.500%, 9/3/2002	$13,500,000	$13,502,000

Computer Services -- 1.0%
International Business Machines Corp., 5.800%, 9/9/2002	29,000,000	29,018,984

Healthcare -- 1.2%
(8)(9)Lilly (Eli) & Co., 4.226%, 3/22/2003	15,000,000	15,115,389
(8)(9)Merck & Co., Inc., 4.540%, 2/24/2003	20,000,000	20,204,198

		35,319,587

Personal Credit -- 1.4%
(8)(9)BMW US Capital LLC, 4.248%, 6/7/2003	40,000,000	40,418,271

Telecommunications -- 0.5%
(8)(9)SBC Communications, Inc., 4.295%, 6/5/2003	15,000,000	15,172,347

Total Corporate Bonds		133,431,189

American Express Centurion Bank, DE, 1.760%, 9/14/2002	15,000,000	14,999,064
American Express Centurion Bank, DE, 1.767%, 9/12/2002	15,000,000	15,000,000
Bank One Corp., 1.970%, 11/14/2002	10,000,000	10,010,987
Bank One Corp., 1.980%, 11/15/2002	24,500,000	24,526,933
Bank One, Illinois, N.A., 1.967%, 9/17/2002	13,500,000	13,514,658
Bank One, N.A., 1.870%, 11/7/2002	10,000,000	10,004,407
First Union National Bank, 2.030%, 9/20/2002	45,000,000	45,023,838
J.P. Morgan Chase & Co., 1.935%, 10/30/2002	15,000,000	15,009,480
Mellon Financial Corp., 2.207%, 9/14/2002	51,100,000	51,107,358

		199,196,725

Broker/Dealers -- 15.9%
(8)(9)Bank of America, 1.917%, 12/02/2002	75,000,000	75,000,000
(8)(9)Bear Stearns Cos., Inc., 1.906%, 12/5/2002	75,000,000	75,000,000
Credit Suisse First Boston USA, Inc., 1.847%, 9/17/2002	75,000,000	75,000,000
Goldman Sachs & Co., 1.850%, 9/30/2002	30,000,000	30,000,000
Goldman Sachs & Co., 2.047%, 9/17/2002	5,000,000	5,004,321
(8)(9)Goldman Sachs & Co., 2.090%, 10/3/2002	$30,000,000	$30,042,068
Goldman Sachs & Co., 2.227%, 9/17/2002	10,000,000	10,017,371
(8)(9)J.P. Morgan & Co., Inc., 1.830%, 10/01/2002	35,000,000	35,000,000
Merrill Lynch & Co., Inc., 1.827%, 9/12/2002	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 2.010%, 10/30/2002	10,000,000	10,006,817
Merrill Lynch & Co., Inc., 2.012%, 11/5/2002	29,000,000	29,020,544
Merrill Lynch & Co., Inc., 2.092%, 11/5/2002	16,000,000	16,031,549
Morgan Stanley, 2.040%, 10/8/2002	48,525,000	48,585,448

		458,708,118

Construction Equipment -- 2.6%
Caterpillar Financial Services Corp., 1.940%, 10/9/2002	75,000,000	75,000,000

Diversified Manufacturing -- 2.6%
(8)ABB Capital USA, 2.016%, 12/6/2002	75,000,000	75,000,000

Drugs -- 2.1%
(8)(9)Bayer Corp., 4.450%, 3/19/2003	60,000,000	60,481,525

Insurance -- 11.6%
(8)GE Life and Annuity Assurance Co., 1.930%, 10/22/2002	75,000,000	75,000,000
(8)(9)Jackson National Life Insurance Co., 1.800%, 11/1/2002	40,000,000	40,000,000
(8)(9)John Hancock, Global Funding II, 1.920%, 10/2/2002	8,000,000	8,004,284
(8)(9)John Hancock, Global Funding II, 2.037%, 9/16/2002	35,000,000	35,052,470
(8)(9)Metropolitan Life Insurance Co., 1.888%, 11/3/2002	50,000,000	50,000,000
(8)Monumental Life Insurance Co., 1.930%, 10/1/2002	25,000,000	25,000,000
(8)Monumental Life Insurance Co., 1.920%, 10/1/2002	10,000,000	10,000,000
(8)Monumental Life Insurance Co., 2.010%, 10/1/2002	$40,000,000	$40,000,000
(8)Travelers Insurance Co., 1.882%, 11/1/2002	50,000,000	50,000,000

		333,056,754

Mortgage Banking -- 1.7%
(8)(9)Northern Rock PLC, 1.750%, 11/14/2002	50,000,000	50,000,000

Other Consumer Non-Durables -- 2.5%
(8)(9)Unilever Capital Corp., 1.974%, 10/24/2002	71,110,000	71,128,398

Personal Credit -- 6.8%
American Express Credit Corp., 1.810%, 9/26/2002	45,000,000	45,000,000
(8)(9)American Honda Finance Corp., 1.830%, 10/22/2002	50,000,000	50,000,000
(8)(9)American Honda Finance Corp., 1.860%, 9/12/2002	25,000,000	25,000,000
Associates Corp. of North America, 1.940%, 9/26/2002	50,000,000	50,000,000
BMW US Capital LLC, 1.867%, 11/12/2002	10,000,000	9,999,541
Household Finance Corp., 1.890%, 9/13/2002	14,500,000	14,500,000

		194,499,541

Student Loan -- 2.6%
USA Education, Inc., 1.937%, 9/16/2002	75,000,000	75,000,000

Telecommunications -- 3.8%
BellSouth Telecommunications, Inc., 1.907%, 12/4/2002	75,000,000	75,000,000
SBC Communications, Inc., 1.857%, 9/16/2002	35,000,000	35,000,000

		110,000,000

Total Variable-Rate Notes		1,702,071,061

Description	Shares	Value

Mutual Funds -- 0.1%
American Select Cash Reserve Fund	1,155,801	$1,155,801
Dreyfus Cash Management Fund	1,721,186	1,721,186
Goldman Sachs Financial Square Money Market Fund	1,004,029	1,004,029

Total Mutual Funds (Shares at net asset value)		3,881,016

Description	Principal Amount	Value

(3)Repurchase Agreements -- 7.3%
Deutsche Bank Financial, Inc., 1.935%, dated 8/30/2002, due 9/3/2002	$35,000,000	$35,000,000
First Union Capital Market, Inc., 1.940%, dated 8/30/2002, due 9/3/2002	85,000,000	85,000,000
Morgan Stanley Group, Inc., 1.935%, dated 8/30/2002, due 9/3/2002	65,000,000	65,000,000
Salomon Smith Barney, Inc., 1.925%, dated 8/30/2002, due 9/3/2002	25,000,000	25,000,000

Total Repurchase Agreements		210,000,000

Total Investments (at amortized cost)		$2,877,931,877

Notes to Portfolio Investments

Note: The categories of investments are shown as a percentage of net assets for each Fund at August 31, 2002.

(1) Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2) Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(3) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on current market prices.

(4) Non-income producing.

(5) Current rate and next demand date shown.

(6) Securities held as collateral for dollar roll transactions.

(7) All or a portion of these securities are subject to dollar roll transactions.

(8) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2002, these securities amounted to:

	Amount

		% of Net Assets

Intermediate Bond Fund	$57,827,540	9.1%
Short-Term Income Fund	13,346,701	11.6
Money Market Fund	1,597,249,298	55.4

(9) Denotes a restricted security which has been deemed liquid by criteria approved by the Fund's Board of Directors.

(10) Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:
ADR--American Depositary Receipt FRN--Floating Rate Note GDR--Global Depositary Receipt	MTN--Medium Term Note REMIC--Real Estate Mortgage Investment Conduit

Marshall	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets

Equity Income Fund	$ 327,414,210		$ 15,286,874	$ 46,462,689	$ 31,175,815	$ 342,871,800
Large-Cap Growth & Income Fund	254,738,891		25,453,819	46,887,792	21,433,973	279,924,083
Mid-Cap Value Fund	189,759,029		10,091,275	26,058,229	15,966,954	200,209,375
Mid-Cap Growth Fund	239,741,545		(33,791,342)	9,162,180	42,953,522	205,605,583
Small-Cap Growth Fund	84,270,283		(5,731,925)	3,744,238	9,476,163	80,153,215
International Stock Fund	318,122,116		(12,995,842)	22,843,714	35,839,556	301,911,626
Government Income Fund	425,492,102		16,717,891	18,091,425	1,373,534	381,432,627
Intermediate Bond Fund	614,820,895		15,152,310	22,361,094	7,208,784	635,773,110
Short-Term Income Fund	113,780,125		156,575	2,901,183	2,744,608	115,143,771
Money Market Fund	2,877,931,877	*	--	--	--	2,881,806,262

* at amortized cost

August 31, 2002

Statements of Assets and Liabilities

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund

Assets:
Investments in securities, at value	$ 334,269,607	$ 274,182,608	$ 194,711,274	$ 190,597,341
Investments in repurchase agreements	8,431,477	6,010,102	5,139,030	15,352,862
Short-term investments held as collateral for securities lending	10,101,512	42,415,906	32,645,623	63,891,070
Cash	16,449	21,290	1,705	12,120
Cash denominated in foreign currencies (identified cost, $906,952)	--	--	--	--
Income receivable	875,580	375,001	241,165	62,760
Receivable for investments sold	551,137	24	192,032	942,605
Receivable for capital stock sold	127,806	20,669	161,601	97,425

Total assets	354,373,568	323,025,600	233,092,430	270,956,183
Liabilities:
Payable for capital stock redeemed	216,879	413,059	5,250	42,759
Payable for investments purchased	624,634	--	--	1,184,122
Payable on collateral due to broker	10,101,512	42,415,906	32,645,623	63,891,070
Options written, at value (premium received $390,950)	205,445	--	--	--
Payable for income distribution	--	--	--	--
Net payable for foreign currency exchange contracts	--	--	--	--
Payable for dollar roll transactions	--	--	--	--
Accrued expenses	353,298	272,552	232,182	232,649

Total liabilities	11,501,768	43,101,517	32,883,055	65,350,600

Total Net Assets	$ 342,871,800	$ 279,924,083	$ 200,209,375	$ 205,605,583

Net Assets Consist of:
Paid-in-capital	330,512,179	297,111,440	192,118,289	312,732,693
Net unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	17,905,895	27,377,880	10,482,444	(31,684,393)
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(5,949,413)	(44,579,102)	(2,554,591)	(75,442,717)
Undistributed net investment income (accumulated net operating loss)	403,139	13,865	163,233	--

Total Net Assets	$ 342,871,800	$ 279,924,083	$ 200,209,375	$ 205,605,583

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 12.12	$ 10.59	$ 10.65	$ 9.31
Advisor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$ 12.12	$ 10.59	$ 10.65	$ 9.31
Offering Price Per Share	$ 12.86 *	$ 11.24 *	$ 11.30 *	$ 9.88 *
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	--	--	--	--
Net Assets:
Investor Class of Shares	$ 338,511,630	$ 274,959,630	$ 196,253,659	$ 203,009,938
Advisor Class of Shares	4,360,170	4,964,453	3,955,716	2,595,645
Institutional Class of Shares	--	--	--	--

Total Net Assets	$ 342,871,800	$ 279,924,083	$ 200,209,375	$ 205,605,583

Shares Outstanding:
Investor Class of Shares	27,926,805	25,959,651	18,430,494	21,796,816
Advisor Class of Shares	359,697	468,732	371,473	278,668
Institutional Class of Shares	--	--	--	--

Total Shares Outstanding	28,286,502	26,428,383	18,801,967	22,075,484

Investments, at identified cost	$ 324,476,280	$ 252,814,830	$ 189,367,874	$ 237,634,596

* Computation of offering price per share 100/94.25 of net asset value.
** Computation of offering price per share 100/95.25 of net asset value.
*** Computation of offering price per share 100/98.00 of net asset value.

Small-Cap Growth Fund	International Stock Fund	Government Income Fund		Intermediate Bond Fund		Short-Term Income Fund		Money Market Fund

$ 77,303,516	$ 303,578,274	$ 383,824,117		$ 588,874,328		$ 113,148,903		$ 2,667,931,877
1,234,842	1,548,000	58,385,876		41,098,877		787,797		210,000,000
22,296,042	57,174,918	69,977,628		104,474,716		--		--
12,053	936	12,837		14,245		1,772		--
--	906,972	--		--		--		--
14,578	711,874	1,500,528		7,758,450		1,104,746		9,521,424
2,278,114	13,500,111	5,110,513		15,298,726		546,116		--
421,418	1,096,209	724,345		160,686		--		14,176,295

103,560,563	378,517,294	519,535,844		757,680,028		115,589,334		2,901,629,596

554,535	11,171,498	147,809		374,556		135,531		15,918,438
420,243	7,865,230	5,097,622		15,303,023		--		--
22,296,042	57,174,918	69,977,628		104,474,716		--		--
--	--	612,295		1,330,594		262,092		2,801,647
--	10,307	--		--		--		--
--	--	61,976,148		--		--		--
136,528	383,715	291,715		424,029		47,940		1,103,249

23,407,348	76,605,668	138,103,217		121,906,918		445,563		19,823,334

$ 80,153,215	$ 301,911,626	$ 381,432,627		$ 635,773,110		$ 115,143,771		$ 2,881,806,262

109,857,402	417,966,476	373,456,503		657,078,646		122,086,161		2,881,959,091
(1,584,883)	(10,948,859)	16,723,795		16,581,053		299,186		--
(28,119,304)	(104,313,600)	(8,741,511)		(37,954,945)		(7,172,934)		(152,829)
--	(792,391)	(6,160)		68,356		(68,642)		--

$ 80,153,215	$ 301,911,626	$ 381,432,627		$ 635,773,110		$ 115,143,771		$ 2,881,806,262

$ 8.75	$ 9.31	$ 9.72		$ 9.44		$ 9.42		$ 1.00

$ 8.75	$ 9.30	$ 9.72		$ 9.44		$ 9.42		$ 1.00
$ 9.28 *	$ 9.87 *	$ 10.20	**	$ 9.91	**	$ 9.61	***	$ 1.00

--	$ 9.37	--		--		--		$ 1.00

$ 77,713,249	$ 195,496,018	$ 377,594,021		$ 631,517,880		$ 114,319,561		$ 1,857,948,270
2,439,966	4,182,731	3,838,606		4,255,230		824,210		113,661,689
--	102,232,877	--		--		--		910,196,303

$ 80,153,215	$ 301,911,626	$ 381,432,627		$ 635,773,110		$ 115,143,771		$ 2,881,806,262

8,879,599	20,997,631	38,832,251		66,889,868		12,130,638		1,858,049,903
278,809	449,573	394,763		450,698		87,462		113,674,060
--	10,909,047	--		--		--		910,235,128

9,158,408	32,356,251	39,227,014		67,340,566		12,218,100		2,881,959,091

$ 80,123,241	$ 316,107,418	$ 425,486,198		$ 613,392,152		$ 113,637,514		$ 2,877,931,877

Year Ended August 31, 2002

Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund

Investment Income:
Interest income	$ 188,214	$ 646,686	$ 412,451	$ 840,081
Dividend income	9,298,609 (1)	3,656,384 (1)	2,494,388 (1)	644,255

Total income	9,486,823	4,303,070	2,906,839	1,484,336

Expenses:
Investment adviser fee	2,872,655	2,639,560	1,566,354	2,175,526
Shareholder services fees--
Investor Class of Shares	947,168	867,173	513,748	717,578
Advisor Class of Shares	10,383	12,680	8,370	7,597
Administrative fees	376,369	346,844	208,827	287,817
Portfolio accounting fees	99,464	94,562	71,010	86,913
Transfer and dividend disbursing agent fees	139,828	146,270	139,387	165,751
Custodian fees	63,942	60,997	42,153	54,434
Registration fees	28,242	31,718	33,972	27,179
Auditing fees	14,711	14,710	14,710	14,710
Legal fees	3,454	3,625	3,509	3,625
Printing and postage	19,968	31,045	19,704	25,000
Directors' fees	7,273	7,273	7,273	7,273
Insurance premiums	2,404	2,276	1,504	2,052
Distribution services fees--
Advisor Class of Shares	10,383	12,680	8,370	7,597
Miscellaneous	10,838	9,632	8,001	7,967

Total expenses	4,607,082	4,281,045	2,646,892	3,591,019

Deduct--
Waiver of investment adviser fee	--	--	--	--
Waiver of shareholder services fees--
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	(10,383)	(12,680)	(8,370)	(7,597)

Total Waivers	(10,383)	(12,680)	(8,370)	(7,597)

Net expenses	4,596,699	4,268,365	2,638,522	3,583,422

Net investment income (net operating loss)	4,890,124	34,705	268,317	(2,099,086)

Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on investment transactions and options (identified cost basis)	(1,549,327)	(18,836,919)	(707,386)	(68,371,719)
Net realized gain (loss) on futures contracts (identified cost basis)	(3,125,998)	(4,113,431)	(1,778,463)	(4,375,822)
Net realized gain (loss) on foreign currency (identified cost basis)	--	--	180	--
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(51,947,249)	(64,752,578)	(11,109,533)	(29,473,408)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	(56,622,574)	(87,702,928)	(13,595,202)	(102,220,949)

Change in net assets resulting from operations	$(51,732,450)	$(87,668,223)	$(13,326,885)	$(104,320,035)

(1) Net of foreign taxes withheld of $27,884, $12,762, $8,705, $4,518, and $667,670, respectively.
(2) Net of dollar roll expense of $1,327,872.

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Money Market Fund

$ 264,479	$ 268,959	$ 22,880,486 (2)	$ 36,085,098	$ 6,379,730	$ 73,982,086
182,201 (1)	5,767,426 (1)	--	--	--	--

446,680	6,036,385	22,880,486	36,085,098	6,379,730	73,982,086

1,054,601	3,323,055	2,845,707	3,784,225	754,851	4,597,139

257,097	559,875	940,970	1,567,583	313,391	4,791,577
6,553	9,871	7,598	9,178	1,131	322,428
105,460	328,190	372,956	592,063	125,808	1,350,452
57,637	122,295	96,724	116,757	58,623	244,537
135,047	104,370	139,283	135,787	68,354	466,043
21,412	201,176	62,978	88,046	25,162	330,623
25,265	37,940	34,160	27,265	29,560	99,751
14,710	16,526	14,710	14,710	14,710	14,710
3,564	2,214	3,509	3,509	3,509	4,256
19,726	37,676	20,899	16,012	12,968	65,768
7,273	7,273	7,273	7,273	7,273	7,273
1,240	2,122	2,343	3,350	1,359	11,704

6,553	9,871	7,598	9,178	1,131	386,913
5,140	8,036	10,762	16,803	5,124	35,478

1,721,278	4,770,490	4,567,470	6,391,739	1,422,954	12,728,652

--	(70,000)	(379,428)	(378,422)	(427,749)	(1,098,213)

--	--	(865,693)	(1,442,176)	(288,320)	--
(6,553)	(9,871)	(7,598)	(9,178)	(1,131)	--

(6,553)	(79,871)	(1,252,719)	(1,829,776)	(717,200)	(1,098,213)

1,714,725	4,690,619	3,314,751	4,561,963	705,754	11,630,439

(1,268,045)	1,345,766	19,565,735	31,523,135	5,673,976	62,351,647

(25,427,634)	(59,392,247)	512,709	(8,520,585)	47,525	(7,007)
683,880	--	--	--	--	--
656	(882,998)	--	--	--	--
(6,435,693)	12,302,179	7,386,534	6,202,161	(1,316,104)	--

(31,178,791)	(47,973,066)	7,899,243	(2,318,424)	(1,268,579)	(7,007)

$ (32,446,836)	$ (46,627,300)	$ 27,464,978	$ 29,204,711	$ 4,405,397	$ 62,344,640

Statements of Changes in Net Assets

	Equity Income Fund	Large-Cap Growth & Income Fund
	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

Increase (Decrease) in Net Assets
Operations--
Net investment income (net operating loss)	$ 4,890,124	$ 4,601,248	$ 34,705	$ 150,608
Net realized gain (loss) on investments and options transactions	(1,549,327)	19,832,156	(18,836,919)	(17,367,829)
Net realized gain (loss) on futures contracts	(3,125,998)	(3,441,318)	(4,113,431)	(1,892,744)
Net realized gain (loss) on foreign currency)	--	--	--	--
Net change in unrealized appreciation (depreciation) of investments, options, futures contracts and foreign currency translation	(51,947,249)	(11,491,423)	(64,752,578)	(108,663,462)

Change in net assets resulting from operations)	(51,732,450)	9,500,663	(87,668,223)	(127,773,427)

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(5,044,081)	(4,113,180)	(164,935)	(387,709)
Advisor Class of Shares	(53,945)	(25,729)	(2,195)	(3,696)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(14,838,709)	(2,914,298)	--	(21,253,461)
Advisor Class of Shares	(144,767)	(17,420)	--	(199,698)
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(20,081,502)	(7,070,627)	(167,130)	(21,844,564)

Capital Stock Transactions--
Proceeds from sale of shares	54,966,324	58,546,071	46,470,452	61,140,401
Net asset value of shares issued to shareholders in payment of distributions declared	17,657,653	4,633,964	107,936	21,325,052
Cost of shares redeemed	(76,217,323)	(73,256,581)	(70,501,282)	(54,975,248)

Change in net assets resulting from capital stock transactions	(3,593,346)	(10,076,546)	(23,922,894)	27,490,205

Change in net assets	(75,407,298)	(7,646,510)	(111,758,247)	(122,127,786)
Net Assets:
Beginning of period	418,279,098	425,925,608	391,682,330	513,810,116

End of period	$ 342,871,800	$ 418,279,098	$ 279,924,083	$ 391,682,330

Undistributed net investment income (accumulated net operating loss) included in net assets at end of period	$ 403,139	$ 611,041	$ 13,865	$ 146,290

Mid-Cap Value Fund	Mid-Cap Growth Fund		Small-Cap Growth Fund
Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

$ 268,317	$ 211,412	$ (2,099,086)	$ (1,556,489)	$ (1,268,045)	$ (686,789)
(707,386)	24,875,839	(68,371,719)	7,534,050	(25,427,634)	10,664,839
(1,778,463)	(1,089,843)	(4,375,822)	(1,534,067)	683,880	(4,176,868)
180	--	--	--	656	--
(11,109,533)	3,878,691	(29,473,408)	(188,928,073)	(6,435,693)	(46,191,525)

(13,326,885)	27,876,099	(104,320,035)	(184,484,579)	(32,446,836)	(40,390,343)

(146,095)	(668,603)	--	--	--	--
(2,090)	(7,436)	--	--	--	--
--	--	--	--	--	--

(22,874,085)	(6,653,072)	(876,922)	(97,066,185)	(4,821,728)	(13,280,301)
(351,861)	(74,513)	(8,848)	(663,495)	(116,211)	(201,636)
--	--	--	--	--	--

(23,374,131)	(7,403,624)	(885,770)	(97,729,680)	(4,937,939)	(13,481,937)

103,913,966	75,859,768	56,376,558	75,745,858	41,122,184	42,699,451
22,643,913	7,061,197	877,762	96,392,588	4,871,257	13,289,856
(64,654,487)	(36,009,370)	(83,212,079)	(97,686,196)	(36,251,186)	(55,428,320)

61,903,392	46,911,595	(25,957,759)	74,452,250	9,742,255	560,987

25,202,376	67,384,070	(131,163,564)	(207,762,009)	(27,642,520)	(53,311,293)

175,006,999	107,622,929	336,769,147	544,531,156	107,795,735	161,107,028

$ 200,209,375	$ 175,006,999	$ 205,605,583	$ 336,769,147	$ 80,153,215	$ 107,795,735

$ 163,233	$ 42,921	$ --	$ --	$ --	$ --

Statements of Changes in Net Assets

	International Stock Fund	Government Income Fund
	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

Increase (Decrease) in Net Assets
Operations--
Net investment income (net operating loss)	$ 1,345,766	$ 1,453,548	$ 19,565,735	$ 22,684,729
Net realized gain (loss) on investment and options transactions	(59,392,247)	(43,502,687)	512,709	4,584,409
Net realized gain (loss) on futures contracts	--	--	--	--
Net realized gain (loss) on foreign currency	(882,998)	(1,316,950)	--	--
Net change in unrealized appreciation (depreciation) of investments, options, futures contracts and foreign currency translation	12,302,179	(88,132,643)	7,386,534	8,754,436

Change in net assets resulting from operations	(46,627,300)	(131,498,732)	27,464,978	36,023,574

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	--	--	(19,870,618)	(22,613,781)
Advisor Class of Shares	--	--	(152,957)	(110,393)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	(33,371,017)	--	--
Advisor Class of Shares	--	(390,149)	--	--
Institutional Class of Shares	--	(15,060,189)	--	--

Change in net assets resulting from distributions to shareholders	--	(48,821,355)	(20,023,575)	(22,724,174)

Capital Stock Transactions--
Proceeds from sale of shares	218,685,271	247,575,054	95,178,601	65,432,184
Net asset value of shares issued to shareholders in payment of distributions declared	--	47,791,410	12,326,453	14,045,043
Cost of shares redeemed	(229,717,274)	(243,821,846)	(116,273,076)	(68,738,231)

Change in net assets resulting from capital stock transactions	(11,032,003)	51,544,618	(8,768,022)	10,738,996

Change in net assets	(57,659,303)	(128,775,469)	(1,326,619)	24,038,396
Net Assets:
Beginning of period	359,570,929	488,346,398	382,759,246	358,720,850

End of period	$ 301,911,626	$ 359,570,929	$ 381,432,627	$ 382,759,246

Undistributed net investment income (accumulated net operating loss) included in net assets at end of period	$ (792,391)	$ (3,039,914)	$ (6,160)	$ 265

Intermediate Bond Fund	Short-Term Income Fund		Money Market Fund
Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

$ 31,523,135	$ 37,399,343	$ 5,673,976	$ 7,632,931	$ 62,351,647	$ 128,213,532
(8,520,585)	1,466,569	47,525	(937,731)	(7,007)	(145,822)
--	--	--	--	--	--
--	--	--	--	--	--
6,202,161	22,426,317	(1,316,104)	5,233,523	--	--

29,204,711	61,292,229	4,405,397	11,928,723	62,344,640	128,067,710

(33,505,994)	(37,280,833)	(6,239,624)	(7,653,555)	(37,389,606)	(92,313,480)
(187,339)	(143,096)	(21,027)	(3,006)	(2,174,238)	(6,001,217)
--	--	--	--	(22,787,803)	(29,898,835)

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

(33,693,333)	(37,423,929)	(6,260,651)	(7,656,561)	(62,351,647)	(128,213,532)

161,234,207	161,319,013	52,784,668	42,309,425	10,014,120,035	9,007,684,945
16,654,681	17,371,080	3,343,293	4,317,480	16,309,836	30,419,965
(181,719,809)	(173,414,101)	(65,233,789)	(47,297,424)	(9,888,216,033)	(8,357,725,162)

(3,830,921)	5,275,992	(9,105,828)	(670,519)	142,213,838	680,379,748

(8,319,543)	29,144,292	(10,961,082)	3,601,643	142,206,831	680,233,926

644,092,653	614,948,361	126,104,853	122,503,210	2,739,599,431	2,059,365,505

$ 635,773,110	$ 644,092,653	$ 115,143,771	$ 126,104,853	$ 2,881,806,262	$ 2,739,599,431

$ 68,356	$ 4,469	$ (68,642)	$ (18)	$ --	$ --

For the Year Ended August 31, 2002

Statement of Cash Flows

Government Income Fund

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Net increase in net assets from operations	$ 27,464,978

Adjustments to reconcile change in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities	(1,039,344,912)
Paydown on investment securities	99,660,270
Realized loss on paydowns	516,736
Proceeds from sale of investment securities	977,485,508
Net purchase of short-term investment securities	(20,189,805)
Decrease in income receivable	213,556
Decrease in cash held as collateral for securities lending	71,700,395
Decrease in accrued expenses	(17,126)
Increase in receivable for investments sold	(5,110,513)
Increase in payable for investments purchased	5,097,622
Decrease in payable on collateral due to broker	(71,700,395)
Net realized gain on investments	(512,709)
Net amorized/accretion of premium/discount	(54,691)
Net change in unrealized appreciation on investments	(7,386,534)

NET CASH PROVIDED BY OPERATING ACTIVITIES	37,822,380
Cash flow from Financing Activities:
Cash received from dollar roll transactions, net	(8,331,180)
Proceeds from sale of shares	94,637,480
Cash distributions paid	(7,815,446)
Payment for shares redeemed	(116,300,397)

NET CASH USED IN FINANCING ACTIVITIES	(37,809,543)

NET INCREASE IN CASH	12,837
Cash:
Beginning of the year	--

End of the year	$ 12,837

Financial Highlights -- Advisor Class of Shares (for a share outstanding throughout the period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (net operating loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
												Expenses		Net investment income (net operating loss)		Expense waiver(2)
Equity Income Fund
1999(3)	$ 15.88	0.16		0.81		0.97	(0.14)	--	(0.14)	$ 16.71	6.13%	1.17	%(4)	1.68	%(4)	0.25	%(4)	$ 755	72%
2000	$ 16.71	0.23		(0.73)		(0.50)	(0.23)	(1.36)	(1.59)	$ 14.62	(2.80)%	1.16%		1.55%		0.25%		$ 2,081	98%
2001	$ 14.62	0.16		0.16		0.32	(0.14)	(0.10)	(0.24)	$ 14.70	2.20%	1.19%		1.09%		0.25%		$ 3,628	78%
2002	$ 14.70	0.14		(1.99)		(1.85)	(0.18)	(0.55)	(0.73)	$ 12.12	(13.16)%	1.20%		1.30%		0.25%		$ 4,360	50%
Large-Cap Growth & Income Fund
1999(3)	$ 16.34	0.02		1.14		1.16	(0.02)	--	(0.02)	$ 17.48	7.08%	1.20	%(4)	0.15	%(4)	0.25	%(4)	$ 912	32
2000	$ 17.48	0.03		2.72		2.75	(0.02)	(0.99)	(1.01)	$ 19.22	16.35%	1.18%		0.14%		0.25%		$ 3,615	71%
2001	$ 19.22	0.01		(4.66)		(4.65)	(0.01)	(0.81)	(0.82)	$ 13.75	(24.79)%	1.19%		0.05%		0.25%		$ 4,771	63%
2002	$ 13.75	0.01		(3.16)		(3.15)	(0.01)	--	(0.01)	$ 10.59	(22.94)%	1.21%		0.01%		0.25%		$ 4,964	62%
Mid-Cap Value Fund
1999(3)	$ 10.77	0.05		0.62		0.67	(0.04)	--	(0.04)	$ 11.40	6.22%	1.26	%(4)	0.71	%(4)	0.25	%(4)	$ 356	90%
2000	$ 11.40	0.09		0.79		0.88	(0.05)	(1.38)	(1.43)	$ 10.85	9.29%	1.33%		1.04%		0.25%		$ 1,054	94%
2001	$ 10.85	0.02		2.62		2.64	(0.07)	(0.70)	(0.77)	$ 12.72	25.80%	1.30%		0.17%		0.25%		$ 2,288	104%
2002	$ 12.72	0.02		(0.40)		(0.38)	(0.01)	(1.68)	(1.69)	$ 10.65	(4.25)%	1.26%		0.13%		0.25%		$ 3,956	44%
Mid-Cap Growth Fund
1999(3)	$ 15.13	(0.02)		2.17		2.15	--	--	--	$ 17.28	14.21%	1.21	%(4)	(0.74	)%(4)	0.25	%(4)	$ 278	173%
2000	$ 17.28	(0.16	)(5)	12.00		11.84	--	(1.69)	(1.69)	$ 27.43	71.91%	1.18%		(0.63)%		0.25%		$ 2,726	108%
2001	$ 27.43	(0.06	)(5)	(8.67)		(8.73)	--	(4.97)	(4.97)	$ 13.73	(34.17)%	1.19%		(0.39)%		0.25%		$ 3,051	118%
2002	$ 13.73	(0.09	)(5)	(4.29)		(4.38)	--	(0.04)	(0.04)	$ 9.31	(32.01)%	1.24%		(0.73)%		0.25%		$ 2,596	167%
Small-Cap Growth Fund
1999(3)	$ 12.73	(0.02)		(0.33)		(0.35)	--	--	--	$ 12.38	(2.75)%	1.59	%(4)	(1.03	)%(4)	0.25	%(4)	$ 394	219%
2000	$ 12.38	(0.18	)(5)	7.03		6.85	--	(0.41)	(0.41)	$ 18.82	56.14%	1.59%		(1.02)%		0.25%		$ 1,771	105%
2001	$ 18.82	(0.08	)(5)	(4.52)		(4.60)	--	(1.63)	(1.63);	$ 12.59	(24.23)%	1.58%		(0.70)%		0.25%		$ 2,399	287%
2002	$ 12.59	(0.14	)(5)	(3.12)		(3.26)	--	(0.58)	(0.58)	$ 8.75	(27.23)%	1.63%		(1.21)%		0.25%		$ 2,440	292%
International Stock Fund
1999(3)	$ 12.69	0.00	6)	1.14		1.14	--	--	--	$ 13.83	8.98%	1.50	%(4)	0.13	%(4)	0.27	%(4)	$ 429	182%
2000	$ 13.83	(0.05	)(5)	4.08		4.03	(0.17)	(1.36)	(1.53)	$ 16.33	28.11%	1.51%		(0.32)%		0.27%		$ 2,184	225%
2001	$ 16.33	0.04	(5)	(4.03)		(3.99)	--	(1.61)	(1.61)	$ 10.73	(26.36)%	1.46%		0.34%		0.27%		$ 3,555	156%
2002	$ 10.73	0.03	(5)	(1.46)		(1.43)	--	--	--	$ 9.30	(13.33)%	1.49%		0.30%		0.27%		$ 4,183	83%
Government Income Fund
1999(3)	$ 9.61	0.34		(0.39)		(0.05)	(0.34)	--	(0.34)	$ 9.22	(0.56)%	1.09	%(4)	5.55	%(4)	0.36	%(4)	$ 754	232%
2000	$ 9.22	0.55		(0.02)		0.53	(0.55)	--	(0.55)	$ 9.20	5.96%	1.08%		6.06%		0.35%		$ 1,491	192%
2001	$ 9.20	0.55		0.33		0.88	(0.55)	--	(0.55)	$ 9.53	9.77%	1.10%		5.81%		0.35%		$ 2,451	122%
2002	$ 9.53	0.47	(5)(8)	0.20	(8)	0.67	(0.48)	--	(0.48)	$ 9.72	7.25%	1.10%		4.90	%(8)	0.35%		$ 3,839	76%
Intermediate Bond Fund
1999(3)	$ 9.53	0.35		(0.36)		(0.01)	(0.35)	--	(0.35)	$ 9.17	(0.09)%	0.94	%(4)	5.79	%(4)	0.31	%(4)	$ 953	181%
2000	$ 9.17	0.55		(0.01)		0.54	(0.55)	--	(0.55)	$ 9.16	6.10%	0.93%		6.12%		0.31%		$ 1,969	243%
2001	$ 9.16	0.53		0.35		0.88	(0.53)	--	(0.53)	$ 9.51	9.89%	0.95%		5.67%		0.31%		$ 3,230	273%
2002	$ 9.51	0.45	(5)(8)	(0.04	)(8)	0.41	(0.48)	--	(0.48)	$ 9.44	4.46%	0.95%		4.77	%(8)	0.31%		$ 4,255	187%
Short-Term Income Fund
2001(7)	$ 9.26	0.46		0.28		0.74	(0.46)	--	(0.46)	$ 9.54	8.15%	0.76	%(4)	5.68	%(4)	0.59	%(4)	$ 97	79%
2002	$ 9.54	0.39	(5)(8)	(0.06	)(8)	0.33	(0.45)	--	(0.45)	$ 9.42	3.53%	0.79%		4.21	%(8)	0.59%		$ 824	54%
Money Market Fund
1998	$ 1.00	0.05		--		0.05	(0.05)	--	(0.05)	$ 1.00	5.19%	0.71%		5.12%		0.25%		$ 105,125	--
1999	$ 1.00	0.05		--		0.05	(0.05)	--	(0.05)	$ 1.00	4.67%	0.71%		4.57%		0.25%		$ 118,352	--
2000	$ 1.00	0.05		--		0.05	(0.05)	--	(0.05)	$ 1.00	5.56%	0.74%		5.44%		0.16%		$ 140,787	--
2001	$ 1.00	0.05		--		0.05	(0.05)	--	(0.05)	$ 1.00	5.00%	0.76%		4.90%		0.05%		$ 127,707	--
2002	$ 1.00	0.02		--		0.02	(0.02)	--	(0.02)	$ 1.00	1.69%	0.75%		1.69%		0.04%		$ 113,662	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios.
(3) Reflects operations for the period from December 31, 1998 (start of performance) to August 31, 1999.
(4) Computed on an annualized basis.
(5) Per share information is based on average shares outstanding.
(6) Amount represents less than $0.01 per share.
(7) Reflects operations for the period from October 31, 2000 (start of performance) to August 31, 2001.
(8) Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund and Short-Term Income Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets

Increase (Decrease)
Government Income Fund	$ (0.01)	$ 0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of eleven diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"), ten of which are presented herein:

Portfolio Name	Investment Objective

Marshall Equity Income Fund ("Equity Income Fund")	To provide capital appreciation and above-average dividend income.

Marshall Large-Cap Growth & Income Fund ("Large-Cap Growth & Income Fund")	To provide capital appreciation and income.

Marshall Mid-Cap Value Fund ("Mid-Cap Value Fund")	To provide capital appreciation.

Marshall Mid-Cap Growth Fund ("Mid-Cap Growth Fund")	To provide capital appreciation.

Marshall Small-Cap Growth Fund ("Small-Cap Growth Fund")	To provide capital appreciation.

Marshall International Stock Fund ("International Stock Fund")	To provide capital appreciation.

Marshall Government Income Fund ("Government Income Fund")	To provide current income.

Marshall Intermediate Bond Fund ("Intermediate Bond Fund")	To maximize total return consistent with current income.

Marshall Short-Term Income Fund ("Short-Term Income Fund")	To maximize total return consistent with current income.

Marshall Money Market Fund ("Money Market Fund")	To provide current income consistent with stability of principal.

The Funds are offered in two classes of shares: Investor Class of Shares and Advisor Class of Shares. International Stock Fund and Money Market Fund offer three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Financial Highlights of Investor Class of Shares and Institutional Class of Shares of the Funds are presented in separate annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Money Market Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Statement of Cash Flows--Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at August 31, 2002.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Gains and losses are realized on pre-payment of mortgage-backed securities (pay-down gains and losses) are classified as part of interest income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective September 1, 2001, the Corporation has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amorting premium on long-term debt securities and classifying paydown gains and losses as part of interest income. Prior to September 1, 2001, the Funds did not accrete discount and amortize premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of September 1, 2001			For the Year Ended August 31, 2002

	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Net Investment Income	Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)

Increase (Decrease)
Government Income Fund	$ 41,338	$ (427,302)	$ 468,640	$ (451,297)	$ (19,790)	$ 471,087
Intermediate Bond Fund	(258,062)	(1,788,825)	1,530,763	(2,005,509)	978,504	1,027,005
Short-Term Income Fund	19,907	(333,171)	313,264	(504,599)	122,704	381,895

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Reclassification--Income and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles ("GAAP"). These differences are primarily attributable to differing book/tax treatments of net operating loss and foreign currency transactions. Amounts as of August 31, 2002 have been reclassed to reflect the following:

	Increase (Decrease)

Fund Name	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income

Mid-Cap Value Fund	$ --	$ (180)	$ 180
Mid-Cap Growth Fund	(2,100,246)	1,160	2,099,086
Small-Cap Growth Fund	(1,267,862)	(183)	1,268,045
International Stock Fund	(1,784,754)	882,997)	901,757
Government income Fund	--	(878,717)	878,717
Intermediate Bond Fund	--	(4,022,910)	4,022,910
Short-Term Income Fund	(302,405)	(548,817)	851,222

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2002, the tax composition of distributions was as follows:

Fund Name	Ordinary Income	Long-Term Capital Gains

Equity Income Fund	$ 18,467,629	$ 1,613,873
Large-Cap Growth & Income Fund	167,130	--
Mid-Cap Value Fund	10,593,982	12,780,149
Mid-Cap Growth Fund	--	885,770
Small-Cap Growth Fund	--	4,937,939
Government Income Fund	20,023,575	--
Intermediate Bond Fund	33,693,333	--
Short-Term Income Fund	6,260,651	--
Money Market Fund	62,351,647	--

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)

Equity Income Fund	$ 403,137	$ 15,271,692
Large-Cap Growth & Income Fund	13,865	25,453,819
Mid-Cap Value Fund	163,233	10,091,289
Mid-Cap Growth Fund	--	(33,791,342)
Small-Cap Growth Fund	--	(5,731,925)
International Stock Fund	--	(12,963,557)
Government Income Fund	606,135	16,717,891
Intermediate Bond Fund	1,398,949	15,152,310
Short-Term Income Fund	257,653	156,575
Money Market Fund	2,801,647	--

At year-end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of premium and discount and wash sales loss deferrals.

Federal Taxes--It is the Funds' policy to comply with the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

At August 31, 2002, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

	Capital Loss Carryforward to Expire in

Fund	2003	2004	2005	2006	2007	2008	2009	2010	Total

Equity Income Fund	$ --	$ --	$ --	$ --	$ --	$ --	$ --	$ 3,315,209	$ 3,315,209
Large Cap Growth & Income Fund	--	--	--	--	--	--	4,529,087	19,615,825	24,144,912
Mid-Cap Value Fund	--	--	--	--	--	--	--	405,788	405,788
Mid-Cap Growth Fund	--	--	--	--	--	--	--	6,610,904	6,610,904
Small-Cap Growth Fund	--	--	--	--	--	--	--	4,808,611	4,808,611
International Stock Fund	--	--	--	--	--	--	2,042,934	63,689,740	65,732,674
Government Income Fund	--	--	--	--	--	8,554,228	--	--	8,554,228
Intermediate Bond Fund	10,386,677	6,100,494	--	--	--	2,990,074	--	6,283,428	25,760,673
Short-Term Income Fund	1,898,650	556,158	545,815	618,371	952,637	222,218	928,524	944,182	6,666,555
Money Market Fund	--	--	--	--	--	--	--	145,822	145,822

Additionally, the following net capital losses or currency losses attributable to security transactions incurred after October 31, 2001 are treated as arising on September 1, 2002, the first day of each Fund's next taxable year:

Fund	Capital Loss	Currency Loss

Large Cap Growth & Income Fund	$ 18,510,126	$ --
Mid-Cap Value Fund	1,757,647	--
Mid-Cap Growth Fund	66,724,864	--
Small-Cap Growth Fund	19,163,651	--
International Stock Fund	36,566,228	792,391
Government Income Fund	181,379	--
Intermediate Bond Fund	10,765,529	--
Short-Term Income Fund	363,769	--
Money Market Fund	7,007	--

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts--Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2002, the Equity Income Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts to Receive	Position	Unrealized Depreciation

Equity Income Fund	September 2002	21 S&P 500	Long	$ (504,414)

Written Options Contracts--Equity Income Fund and Small-Cap Growth Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended August 31, 2002, the Equity Income Fund and the Small-Cap Growth Fund had $(1,475,377) and $47,198, respectively, in realized gain (loss) on written options.

The following is a summary of the Small-Cap Growth Fund's written option activity:

Contracts	Number of Contracts	Premium

Outstanding @ 8/31/01	0	$ 0
Options written	800	74,398
Options expired	0	0
Options closed	(800)	(74,398)
Options assigned	0	0

Outstanding @ 8/31/02	0	$ 0

The following is a summary of the Equity Income Fund's written option activity:

Contracts	Number of Contracts	Premium

Outstanding @ 8/31/01	10,490	$ 542,471
Options written	46,144	5,320,496
Options expired	(32,226)	(2,822,848)
Options closed	(20,358)	(2,644,137)
Options assigned	(21)	(5,032)

Outstanding @ 8/31/02	3,989	$ 390,950

At August 31, 2002, the Equity Income Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Clorox Co.	Call	October 2002	$ 45.00	375	$ 39,375	$ 4,749
Campbell Soup Co.	Call	September 2002	25.00	310	5,425	14,104
Procter & Gamble Co.	Call	September 2002	95.00	100	1,500	8,700
Ryder System, Inc.	Call	November 2002	30.00	284	12,070	11,501
3M Co.	Call	September 2002	135.00	100	4,000	16,449
Albertson's, Inc.	Put	September 2002	27.50	400	82,000	(41,201)
Alcoa, Inc.	Put	September 2002	22.50	320	7,200	16,159
Bank of America Corp.	Put	September 2002	47.50	250	1,250	36,749
Bristol-Myers Squibb Co.	Put	September 2002	17.50	600	9,000	49,198
Goodrich Corp.	Put	September 2002	20.00	650	40,625	40,298
Hewlett Packard Co.	Put	September 2002	10.00	600	3,000	28,799

Net Unrealized Appreciation on Written Options Contracts				3,989		$ 185,505

Foreign Exchange Contracts--International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of August 31, 2002, International Stock Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange	Contract at Value	Unrealized Appreciation (Depreciation)

Contracts sold:
09/03/2002	111,328 Euro Dollar	$ 109,380	$ 109,185	$ 195
09/03/2002	1,245,396 British Pound Sterling	1,917,909	1,927,624	(9,715)
09/03/2002	765,821 Singapore Dollar	436,863	437,650	(787)

Net Unrealized Depreciation on Foreign Currency Exchange Contacts				$ (10,307)

Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FCs") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions--The Funds, except for Money Market Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Information regarding dollar roll transactions for the Government Income Fund for the year ended August 31, 2002 was as follows:

Maximum amount outstanding during the period	$70,595,852
Average amount outstanding during the period[1]	$60,415,948
Average monthly shares outstanding during the period	39,691,118
Average debt per share outstanding during the period	1.52

(1) The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in year ended August 31, 2002.

Securities Lending--The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day's market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (M&I Trust) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund's securities may be invested jointly with collateral received for loans of other Funds' securities.

As of August 31, 2002, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities

Equity Income Fund	$ 9,784,132	$ 10,101,512	$ 10,101,512
Large-Cap Growth & Income Fund	41,083,246	42,415,906	42,415,906
Mid-Cap Value Fund	31,619,934	32,645,623	32,645,623
Mid-Cap Growth Fund	61,883,685	63,891,070	63,891,070
Small-Cap Growth Fund	21,595,526	22,296,042	22,296,042
International Stock Fund	55,378,548	57,174,918	57,174,918
Government Income Fund	67,779,010	69,977,628	69,977,628
Intermediate Bond Fund	101,192,238	104,474,716	104,474,716

Individual reinvested cash collateral securities at August 31, 2002 are as follows:

Investments	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Total

Provident Money Market Fund	$1,153,395	$4,843,069	$3,727,493	$7,295,115	$2,545,773	$6,528,260	$7,990,080	$11,928,974	$46,012,159
Merrimac Money Market Fund	1,058,811	4,445,913	3,421,820	6,696,877	2,337,007	5,992,910	7,334,853	10,950,738	42,238,929
Dreyfus Cash Management Plus MMKT	840,459	3,529,059	2,716,158	5,315,821	1,855,059	4,757,028	5,822,230	8,692,433	33,528,247
Nationsbank Inst. Reserves	25,017	105,045	80,849	158,229	55,217	141,597	173,303	258,737	997,994
Reserves Primary 15	1,253,359	5,262,814	4,050,552	7,927,376	2,766,415	7,094,060	8,682,574	12,962,850	50,000,000
JP Morgan Master Note	325,873	1,368,332	1,053,144	2,061,118	719,268	1,844,455	2,257,469	3,370,341	13,000,000
Metlife Funding Agreement	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Wisconsin Public Service Master Note	250,672	1,052,563	810,110	1,585,475	553,283	1,418,812	1,736,515	2,592,570	10,000,000
Monumental Life Ins. Master Note	376,008	1,578,844	1,215,166	2,378,213	829,924	2,128,218	2,604,772	3,888,855	15,000,000
Four Winds Funding LLC	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Key Bank N.A.	250,770	1,052,973	810,426	1,586,094	553,498	1,419,365	1,737,192	2,593,582	10,003,900
Merrill Lynch & Co.	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Washington Mutual Bank FA	376,008	1,578,844	1,215,166	2,378,213	829,924	2,128,218	2,604,772	3,888,855	15,000,000
American Honda Finance	376,008	1,578,844	1,215,166	2,378,213	829,924	2,128,218	2,604,772	3,888,855	15,000,000
Bendix Comm Vehicle System	376,008	1,578,844	1,215,166	2,378,213	829,924	2,128,218	2,604,772	3,888,855	15,000,000
Goldman Sachs Group	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Household Finance Corp.	363,474	1,526,216	1,174,660	2,298,939	802,260	2,057,277	2,517,947	3,759,227	14,500,000
Questar Corp.	106,536	447,339	344,297	673,827	235,145	602,995	738,019	1,101,842	4,250,000
American Express Centurion	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Wisconsin Energy Corp. Disc. C/P	462,394	1,941,577	1,494,345	2,924,597	1,020,596	2,617,167	3,203,208	4,782,302	18,446,186
Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Intermediate Bond Fund's and Short-Term Income Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The Money Market Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Money Market Fund at August 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost

ABB Capital USA	11/14/2001	$75,000,000
GE Life & Annuity Funding Agreement	4/22/2000	75,000,000
Monumental Life Funding Agreement	8/2/1993-11/30/1993	40,000,000
Monumental Life Funding Agreement	10/15/1996	10,000,000
Monumental Life Funding Agreement	1/4/2000	25,000,000
Travelers Insurance Company	1/19/2001	50,000,000

Other--Investment transactions are accounted for on a trade date basis.

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2002, the capital paid-in was as follows:

Fund	Capital Paid-In

Equity Income Fund	$330,512,179
Large-Cap Growth & Income Fund	297,111,440
Mid-Cap Value Fund	192,118,289
Mid-Cap Growth Fund	312,732,693
Small-Cap Growth Fund	109,857,402
International Stock Fund	417,966,476
Government Income Fund	373,456,503
Intermediate Bond Fund	657,078,646
Short-Term Income Fund	122,086,161
Money Market Fund	2,881,959,091

Transactions in capital stock were as follows:

	Year Ended August 31, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount
EQUITY INCOME FUND--INVESTOR CLASS
Shares sold	3,954,436	$52,646,401	3,753,785	$56,629,266
Shares issued to shareholders in payment of distributions declared	1,256,721	17,467,488	303,974	4,592,039
Shares redeemed	(5,489,769)	(75,258,161)	(4,837,092)	(72,875,722)

Net change resulting from Investor Class of Shares transactions	(278,612)	$(5,144,272)	(779,333)	$(11,654,417)

EQUITY INCOME FUND--ADVISOR CLASS
Shares sold	169,201	$2,319,923	126,934	$1,916,805
Shares issued to shareholders in payment of distributions declared	13,715	190,165	2,779	41,925
Shares redeemed	(70,025)	(959,162)	(25,214)	(380,859)

Net change resulting from Advisor Class of Shares transactions	112,891	$1,550,926	104,499	$1,577,871

Net change resulting from Fund Share transactions	(165,721)	$(3,593,346)	(674,834)	$(10,076,546)

LARGE-CAP GROWTH & INCOME FUND--INVESTOR CLASS
Shares sold	3,423,301	$43,997,592	3,640,354	$58,100,434
Shares issued to shareholders in payment of distributions declared	8,575	105,741	1,316,487	21,124,005
Shares redeemed	(5,616,030)	(69,582,834)	(3,357,098)	(54,334,387)

Net change resulting from Investor Class of Shares transactions	(2,184,154)	$(25,479,501)	1,599,743	$24,890,052

LARGE-CAP GROWTH & INCOME FUND--ADVISOR CLASS
Shares sold	195,011	$2,472,860	188,189	$3,039,967
Shares issued to shareholders in payment of distributions declared	264	2,195	12,534	201,047
Shares redeemed	(73,575)	(918,448)	(41,770)	(640,861)

Net change resulting from Advisor Class of Shares transactions	121,700	$1,556,607	158,953	$2,600,153

Net change resulting from Fund Share transactions	(2,062,454)	$(23,922,894)	1,758,696	$27,490,205

MID-CAP VALUE FUND--INVESTOR CLASS
Shares sold	8,526,115	$101,629,669	6,132,824	$74,762,587
Shares issued to shareholders in payment of distributions declared	1,892,346	22,305,472	665,231	6,982,264
Shares redeemed	(5,564,460)	(64,311,133)	(3,039,567)	(35,807,926)

Net change resulting from Investor Class of Shares transactions	4,854,001	$59,624,008	3,758,488	$45,936,925

MID-CAP VALUE FUND--ADVISOR CLASS
Shares sold	192,014	$2,284,297	92,317	$1,097,181
Shares issued to shareholders in payment of distributions declared	28,716	338,441	7,508	78,933
Shares redeemed	(29,133)	(343,354)	(17,047)	(201,444)

Net change resulting from Advisor Class of Shares transactions	191,597	$2,279,384	82,778	$974,670

Net change resulting from Fund Share transactions	5,045,598	$61,903,392	3,841,266	$46,911,595

MID-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	4,502,457	$55,289,872	4,141,183	$73,753,844
Shares issued to shareholders in payment of distributions declared	62,977	869,078	6,070,360	95,729,696
Shares redeemed	(7,078,048)	(82,822,587)	(5,654,242)	(97,229,757)

Net change resulting from Investor Class of Shares transactions	(2,512,614)	$(26,663,637)	4,557,301	$72,253,783

MID-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	89,447	$1,086,686	111,226	$1,992,014
Shares issued to shareholders in payment of distributions declared	629	8,684	42,035	662,892
Shares redeemed	(33,654)	(389,492)	(30,405)	(456,439)

Net change resulting from Advisor Class of Shares transactions	56,422	$705,878	122,856	$2,198,467

Net change resulting from Fund Share transactions	(2,456,192)	$(25,957,759)	4,680,157	$74,452,250

SMALL-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	3,415,230	$38,996,606	2,979,586	$41,362,567
Shares issued to shareholders in payment of distributions declared	386,177	4,757,712	1,065,835	13,088,446
Shares redeemed	(3,291,813)	(35,067,094)	(4,143,430)	(55,181,701)

Net change resulting from Investor Class of Shares transactions	509,594	$8,687,224	(98,009)	$(730,688)

SMALL-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	182,325	$2,125,578	98,880	$1,336,884
Shares issued to shareholders in payment of distributions declared	9,216	113,545	16,402	201,410
Shares redeemed	(103,222)	(1,184,092)	(18,911)	(246,619)

Net change resulting from Advisor Class of Shares transactions	88,319	$1,055,031	96,371	$1,291,675

Net change resulting from Fund Share transactions	597,913	$9,742,255	(1,638)	$560,987

INTERNATIONAL STOCK FUND--INVESTOR CLASS
Shares sold	17,636,158	$174,748,741	15,212,008	$195,353,624
Shares issued to shareholders in payment of distributions declared	--	--	2,469,820	32,972,095
Shares redeemed	(19,632,221)	(194,599,116)	(16,197,785)	(209,170,751)

Net change resulting from Investor Class of Shares transactions	(1,996,063)	$(19,850,375)	1,484,043	$19,154,968

INTERNATIONAL STOCK FUND--ADVISOR CLASS
Shares sold	1,430,452	$14,109,749	420,204	$5,315,028
Shares issued to shareholders in payment of distributions declared	--	--	28,817	384,702
Shares redeemed	(1,312,246)	(13,240,261)	(251,427)	(2,851,448)

Net change resulting from Advisor Class of Shares transactions	118,206	$869,488	197,594	$2,848,282

INTERNATIONAL STOCK FUND--INSTITUTIONAL CLASS
Shares sold	2,973,838	$29,826,781	3,484,294	$46,906,402
Shares issued to shareholders in payment of distributions declared	--	--	1,078,820	14,434,613
Shares redeemed	(2,217,162)	(21,877,897)	(2,661,048)	(31,799,647)

Net change resulting from Institutional Class of Shares transactions	756,676	$7,948,884	1,902,066	$29,541,368

Net change resulting from Fund Share transactions	(1,121,181)	$(11,032,003)	3,583,703	$51,544,618

GOVERNMENT INCOME FUND--INVESTOR CLASS
Shares sold	9,619,972	$92,152,089	6,866,098	$64,422,793
Shares issued to shareholders in payment of distributions declared	1,273,586	12,197,150	1,484,020	13,955,058
Shares redeemed	(11,955,890)	(114,431,983)	(7,287,114)	(68,532,104)

Net change resulting from Investor Class of Shares transactions	(1,062,332)	$(10,082,744)	1,063,004	$9,845,747

GOVERNMENT INCOME FUND--ADVISOR CLASS
Shares sold	316,703	$3,026,512	107,402	$1,009,391
Shares issued to shareholders in payment of distributions declared	13,493	129,303	9,562	89,985
Shares redeemed	(192,551)	(1,841,093)	(21,965)	(206,127)

Net change resulting from Advisor Class of Shares transactions	137,645	$1,314,722	94,999	$893,249

Net change resulting from Fund Share transactions	(924,687)	$(8,768,022)	1,158,003	$10,738,996

INTERMEDIATE BOND FUND--INVESTOR CLASS
Shares sold	16,880,357	$158,501,362	17,120,862	$159,975,612
Shares issued to shareholders in payment of distributions declared	1,756,483	16,480,250	1,847,000	17,238,638
Shares redeemed	(19,133,698)	(179,853,591)	(18,527,594)	(173,100,999)

Net change resulting from Investor Class of Shares transactions	(496,858)	$(4,871,979)	440,268	$4,113,251

INTERMEDIATE BOND FUND--ADVISOR CLASS
Shares sold	291,333	$2,732,845	143,925	$1,343,401
Shares issued to shareholders in payment of distributions declared	18,596	174,431	14,177	132,442
Shares redeemed	(198,831)	(1,866,218)	(33,510)	(313,102)

Net change resulting from Advisor Class of Shares transactions	111,098	$1,041,058	124,592	$1,162,741

Net change resulting from Fund Share transactions	(385,760)	$(3,830,921)	564,860	$5,275,992

SHORT-TERM INCOME FUND--INVESTOR CLASS
Shares sold	5,454,176	$51,537,360	4,478,636	$42,170,518
Shares issued to shareholders in payment of distributions declared	353,190	3,323,105	458,652	4,314,479
Shares redeemed	(6,890,903)	(64,691,429)	(5,022,532)	(47,251,221)

Net change resulting from Investor Class of Shares transactions	(1,083,537)	$(9,830,964)	(85,244)	$(766,224)

SHORT-TERM INCOME FUND--ADVISOR CLASS (1)
Shares sold	133,339	$1,247,308	14,727	$138,907
Shares issued to shareholders in payment of distributions declared	2,153	20,188	317	3,001
Shares redeemed	(58,185)	(542,360)	(4,889)	(46,203)

Net change resulting from Advisor Class of Shares transactions	77,307	$725,136	10,155	$95,705

Net change resulting from Fund Share transactions	(1,006,230)	$(9,105,828)	(75,089)	$(670,519)

MONEY MARKET FUND--INVESTOR CLASS
Shares sold	5,427,591,574	$5,427,591,574	5,349,844,467	$5,349,844,467
Shares issued to shareholders in payment of distributions declared	11,415,196	11,415,196	22,470,409	22,470,409
Shares redeemed	(5,278,253,683)	(5,278,253,683)	(5,451,687,216)	(5,451,687,216)

Net change resulting from Investor Class of Shares transactions	160,753,087	$160,753,087	(79,372,340)	$(79,372,340)

MONEY MARKET FUND--ADVISOR CLASS
Shares sold	281,645,796	$281,645,796	440,122,578	$440,122,578
Shares issued to shareholders in payment of distributions declared	2,132,999	2,132,999	5,940,215	5,940,215
Shares redeemed	(297,823,697)	(297,823,697)	(459,131,150)	(459,131,150)

Net change resulting from Advisor Class of Shares transactions	(14,044,902)	$(14,044,902)	(13,068,357)	$(13,068,357)

MONEY MARKET FUND--INSTITUTIONAL CLASS
Shares sold	4,304,882,665	$4,304,882,665	3,217,717,900	$3,217,717,900
Shares issued to shareholders in payment of distributions declared	2,761,641	2,761,641	2,009,341	2,009,341
Shares redeemed	(4,312,138,653)	(4,312,138,653)	(2,446,906,796)	(2,446,906,796)

Net change resulting from Institutional Class of Shares transactions	(4,494,347)	$(4,494,347)	772,820,445	$772,820,445

Net change resulting from Fund Share transactions	142,213,838	$142,213,838	680,379,748	$680,379,748

(1) For the period from October 31, 2000 (start of performance) to August 31, 2001.

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--M&I Investment Management Corp., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate

Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Short-Term Income Fund	0.60%
Money Market Fund	0.15%

International Stock Fund's sub-adviser is BPI Global Asset Management LLP (the "Sub-Adviser"). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

Administrative Fee--M&I Trust under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund's average daily net assets as follows:

Maximum Fee	Fund's Average Daily Net Assets

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

Federated Administrative Services is the sub-administrator and will be paid by M&I Trust, not by the Funds.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of the Funds' Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds' Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate FSC. Effective October 31, 2002, the principal distributor will change to Edgewood Services, Inc.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), each Fund will pay MIS up to 0.25% of average daily net assets of the Funds' Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholders Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--M&I Trust is the Funds' custodian. M&I Trust receives fees based on the level of each Fund's average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees, of one or more of the above companies.

5. Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities, for the year ended August 31, 2002, were as follows:

Fund	Purchases	Sales

Equity Income Fund	$ 187,833,392	$ 207,860,220
Large-Cap Growth & Income Fund	210,692,200	201,663,507
Mid-Cap Value Fund	142,577,142	83,402,604
Mid-Cap Growth Fund	426,331,121	434,359,755
Small-Cap Growth Fund	292,062,024	281,564,405
International Stock Fund	265,811,390	271,464,009
Intermediate Bond Fund	319,407,757	287,138,111
Short-Term Income Fund	14,165,600	26,783,404

Purchases and sales of long-term U.S. government securities, for the year ended August 31, 2002, were as follows:

Fund	Purchases	Sales

Government Income Fund	$ 300,936,320	$ 338,737,966
Intermediate Bond Fund	786,625,210	822,184,907
Short-Term Income Fund	47,415,232	35,237,227

6. Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (except for the Money Market Fund) entered into a $50,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended August 31, 2002.

FEDERAL INCOME TAX INFORMATION

The Funds hereby designate the following distributions as capital gain distributions for the year ended August 31, 2002:

Equity Income Fund	$1,613,873
Mid-Cap Value Fund	12,780,149
Mid-Cap Growth Fund	885,770
Small-Cap Growth Fund	4,937,939

To the Board of Directors and Shareholders of Marshall Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Marshall Equity Income Fund, the Marshall Large-Cap Growth & Income Fund, the Marshall Mid-Cap Value Fund, the Marshall Mid-Cap Growth Fund, the Marshall Small-Cap Growth Fund, the Marshall International Stock Fund, the Marshall Government Income Fund, the Marshall Intermediate Bond Fund, the Marshall Short-Term Income Fund, and the Marshall Money Market Fund (ten of the portfolios within Marshall Funds, Inc.) (the "Funds"), as of August 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the Marshall Government Income Fund for the year then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is t

[Logo of Marshall Funds]

T h e  M a r s h a l l  F u n d s  F a m i l y

Annual Report

T h e  I n v e s t o r  C l a s s  o f  S h a r e s
(Class Y)

  Marshall Equity Income Fund
  Marshall Large-Cap Growth & Income Fund
  Marshall Mid-Cap Value Fund
  Marshall Mid-Cap Growth Fund
  Marshall Small-Cap Growth Fund
  Marshall International Stock Fund
  Marshall Government Income Fund
  Marshall Intermediate Bond Fund
  Marshall Intermediate Tax-Free Fund
  Marshall Short-Term Income Fund
  Marshall Money Market Fund

A U G U S T  3 1 ,  2 0 0 2

President's Message	1
Commentaries
Marshall Equity Income Fund	2
Marshall Large-Cap Growth & Income Fund	4
Marshall Mid-Cap Value Fund	6
Marshall Mid-Cap Growth Fund	8
Marshall Small-Cap Growth Fund	10
Marshall International Stock Fund	12
Marshall Government Income Fund	14
Marshall Intermediate Bond Fund	16
Marshall Intermediate Tax-Free Fund	18
Marshall Short-Term Income Fund	20
Marshall Money Market Fund	22
Financial Information
Portfolio of Investments	23
Marshall Equity Income Fund	23
Marshall Large-Cap Growth & Income Fund	25
Marshall Mid-Cap Value Fund	27
Marshall Mid-Cap Growth Fund	29
Marshall Small-Cap Growth Fund	31
Marshall International Stock Fund	32
Marshall Government Income Fund	35
Marshall Intermediate Bond Fund	37
Marshall Intermediate Tax-Free Fund	40
Marshall Short-Term Income Fund	43
Marshall Money Market Fund	46
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	54
Statement of Cash Flows	58
Financial Highlights	60
Notes to Financial Statements	62
Directors & Officers	77

[Logo of Marshall Funds]

Dear Marshall Funds Shareholder:

Like a deer caught in headlights, uncertain whether to move forward or backward, run or jump (or simply stay perfectly still as on-coming traffic approaches), many investors are having an uneasy feeling as they open their recent investment account statements...if they open them at all. If you feel that way, we suggest now is actually the time for action.

When you began saving and investing, we expect that you had a plan developed either on your own or with a trusted financial adviser. A good investment plan is continuous and incorporates your current financial goals, time horizon, willingness to accept risk of loss, and an execution strategy.

Now is always the best time to re-evaluate your investment plan for adequate diversification, regardless of the direction of the markets. Our prior letters to shareholders have repeated that message:

  1999 -- "U.S. investors continue to enjoy one of the strongest economic periods on record...We encourage you to evaluate your investments to ensure your portfolio is well diversified and consistent with your long-term goals."
  2000 -- "The message for our shareholders remains consistent: Diversification through broad asset allocation may be the primary success factor in reaching your financial goals."
  2001 -- "Every investor who has committed to a broadly diversified investment program, including attention to large, mid and small cap stocks; growth and value investment styles; equities and fixed income securities; and domestic and international equities has been rewarded with competitive returns with less volatility."

This year, we decided that a picture might convey the message more effectively. To make our point, we focus on our own fund family. We present three hypothetical $100,000 portfolios from September 1, 1997 to August 31, 2002, consisting of the Mid-Cap Growth Fund alone as the most volatile portfolio, the Money Market Fund alone as the least volatile portfolio, and an evenly divided portfolio of the entire eleven fund Marshall Fund family. We calculated total return performance with the reinvestment of dividends and capital gains and without any sales charges.

While past performance is not indicative of future results, we hope the benefits of diversification are clearly evident in the portfolio of the entire Marshall Fund family. A fully diversified portfolio allows you to participate in the expected long-term benefits of the market with less volatility. The exact mix of investments should be determined by your personal plan, but regardless of the approach that you take, remember to continue saving, continue investing, and continue diversifying.

As always, thank you for your investment in the Marshall Funds.

Sincerely,

/s/ John M. Blaser

John M. Blaser
President

Annual Report -- Commentary

David J. Abitz, CFA

Marshall Equity Income Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (13.16)%.* In comparison, the Lipper Equity Income Funds Index (LEIFI) returned (13.47)%, while the Standard & Poor's 500 Index (S&P 500) returned (17.99)%.**

Factors Affecting Performance

Over the past year, the Fund outperformed the LEIFI as well as the S&P 500. The Fund's focus on defensive sectors that pay attractive dividends leads us to stocks in groups like consumer staples that are less affected by the economic cycle. In addition, our process identified regional banks and insurance stocks, which outperformed the market as a whole. Regional banks were able to take advantage of the wide spread between lending rates and cost of funds without the risk exposure of money center banks. Insurance companies benefited from firmer pricing due to increased risk after the September 11 terrorist attacks, as well as their large bond portfolios, which have significantly outperformed stocks. Finally, the Fund benefited from a significant underweight in technology stocks, since the Fund's strategy is to own shares of companies that pay above- average dividends.

Telecommunications services continued to lag the market, as the industry struggled to work down overcapacity. In addition, utilities performed poorly, as investors, concerned about Enron's sudden bankruptcy, scrutinized companies for their energy trading practices. Finally, healthcare stocks, particularly pharmaceuticals, posted poor results due to patent expirations and delays in FDA approvals. However, we see significant value in this group at current price levels.

Looking Ahead

Given the difficult market environment of the past two years, we believe that investors have more realistic expectations for company fundamentals and stock prices than they did in the late 1990s. This more rational perspective on investing has driven investors to more traditional approaches such as value investing, which has shown increased relevance in today's market environment. This conservative focus favors our equity income discipline, since a portion of total return comes in the form of dividend income that is earned regardless of market fluctuations. Dividend income is not subject to investor emotions, market cycles, or other biases of the environment. The dividend, which represents a more reliable portion of the Fund's total return, provides a relatively stable component to total return. We continue to feel confident in our quantitatively driven approach, which is to provide investors with reduced low risk yet competitive long-term equity returns.

•Marshall Equity Income Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The S&P 500 and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Annual Report -- Commentary

William J. O'Connor, CFA

Marshall Large-Cap Growth & Income Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (22.94)%.* In comparison, the Lipper Large-Cap Core Fund Index (LLCCFI) returned (16.63)%, while the Standard & Poor's 500 Index (S&P 500) returned (17.99)%.**

Factors Affecting Performance

A number of factors impacted the Fund's performance during the fiscal year. True to its discipline, the Fund concentrates its efforts on the largest 200 stocks in the S&P 500, and the largest stocks in the index performed, on average, much worse than the smallest 300 companies. Second, while the Fund is a blend of the two investment styles, value clearly outperformed growth stocks, and we were better positioned for an earlier economic recovery.

Another factor adversely affecting the Fund was our concern for the consumer after the September 11 terrorist attacks, resulting in an underweight of the retailing sector. In fact, retailing and other consumer discretionary stocks performed relatively well.

We underestimated the positive impact of lower oil prices, a tax cut and mortgage refinancing proceeds on consumer spending. Indeed, the Fund's holdings in Wal-Mart Stores, Inc. (2.51% of net assets), Lowe's Cos., Inc. (1.42% of net assets) and Kohls Corp. (2.55% of net assets) performed well. However, the Fund's investments in the more economically sensitive sectors such as advertising, brokerage and technology were not rewarded. The pace of the economic recovery was much slower than we expected, despite the fact that the economy was emerging from one of the worst-ever corporate profit declines. Finally, the Fund's investment in Tyco International Ltd. significantly hurt performance, as revelations involving alleged managment wrongdoing severely punished the stock.

Looking Ahead

Investors are paying a historically high valuation premium versus the market overall for the predictable earnings found in most defensive sectors, such as foods, cosmetics and defense companies. As such, the Fund remains under exposed to these sectors. We maintain our emphasis on cyclical companies in the portfolio, which has moderated the performance on the Fund over the past year. Emerging from one of the worst earnings declines in 50 years, the pace of earnings recovery has certainly been disappointing. We feel more investment opportunities exist in high quality companies, selling at reasonable valuations with cyclical exposure.

•Marshall Large-Cap & Income Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The S&P 500 and the LLCCFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Annual Report -- Commentary

Matthew B. Fahey

Marshall Mid-Cap Value Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (4.25)%.* In comparison, the Russell Mid-Cap Value Index (RMCVI) returned (4.87)% and the Lipper Mid-Cap Value Funds Index (LMCVFI) returned (9.38)%, while the Standard & Poor's Mid-Cap 400 Index (S&P 400) returned (9.23)%.**

Factors Affecting Performance

The Fund's outperformance of its benchmarks this past year had little to do with betting on specific sectors or industries. Instead, the Fund outperformed because of stock selection through its bottom up analysis focusing on investments irrespective of economic or political climate. The stocks that improved during the past year included a very diverse collection of companies that shared one primary attribute: investors had low expectations for improved performance. Yet, many of the holdings did have improved fundamentals, which drove the stock prices higher.

Despite the difficult overall market, the Fund invested in three stocks that increased more than 50% in value during the fiscal year--Newell Rubbermaid, Inc. (1.64% of net assets), Boston Scientific Corp. (1.02% of net assets) and Northrop Grumman Corp. (1.53% of net assets). In the case of Newell Rubbermaid, Inc., new management boosted operating margins by refocusing the company on its core businesses and growing revenue. Meanwhile, Boston Scientific Corp., a medical device company, increased its profitability and pipeline with its internally developed coronary stent platform and drug eluting stent trials. Whereas Newell Rubbermaid Inc. and Boston Scientific Corp. are both turnaround stories being fixed internally, Northrop Grumman Corp. shares benefited from a macroeconomic factor: the war on terrorism.

The Fund's performance was still modestly negative--although much less so than the overall stock market. For example, Keane, Inc. (1.34% of net assets), an information technology consulting firm, fell 52% because the demand for its services declined dramatically. Kroger Co., Inc. (2.03% of net assets) declined 32% primarily because the pricing environment in the supermarket industry has become very intense.

Looking Ahead

Our continuing strategy is to look for strong companies that have temporarily fallen out of favor with investors. We must then become convinced of two factors: that the company can overcome its current problems and will remain only temporarily out of favor; and that the company is financially strong enough through its balance sheet and cash flow to support the business until it is eventually repaired. That's one reason why we continue to hold Keane Inc., which is a company with excellent management and a strong balance sheet that has the wherewithal to survive the downturn in technology spending. We also see a turnaround emerging at Bausch & Lomb, Inc. (2.28% of net assets). The eye care company has hired new management to improve operating margins. In addition, we believe the depressed shares of steel-maker Nucor Corp. (1.75% of net assets) will benefit from an improving economy.

•Marshall Mid-Cap Value Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The RMCVI, the LMCVFI and the S&P 400 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCVI, measures the performance of the those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective category indicated. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The Fund has elected to change the benchmark index from the S&P 400 to the RMCVI. The RMCVI is more representative of the securities typically held by the Fund. This change will be effective January 1, 2003.

Annual Report -- Commentary

Michael D. Groblewski, CFA

Marshall Mid-Cap Growth Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (32.01)%.* In comparison, the Russell Mid-Cap Growth Index (RMCGI) returned (23.38)% and the Lipper Mid-Cap Growth Funds Index (LMCGFI) returned (25.70)%, while the Standard & Poor's Mid-Cap 400 Index (S&P 400) returned (9.23)%.**

Factors Affecting Performance

The past year was a challenge for our nation and equity markets alike. Terrorist attacks of September 11, recession, corporate scandals, and the threat of war consumed the thoughts and actions of America. These events affected each of our lives in varying degrees, and fueled the worst bear market in more than 70 years. During this time, growth investors have been particularly challenged. As market forces took apart virtually every stock, portfolios similar to the Fund were hurt more than average. We were particularly hurt by our holding in cable and healthcare in an attempt to invest in companies with a stable outlook and pricing power.

As anxiety ruled the market, we continued to search for companies with solid business models, above-average growth prospects, and the balance sheets necessary for these companies to survive and ultimately thrive. One bright spot during the past year was our holdings in PetSmart Inc. As America stayed closer to home, PetSmart, Inc., a specialty pet retailer, remodeled stores and freshened up its product and service offerings. The result was a jump in same store sales, increased margins, and renewed interest in the company's shares. We eventually sold our position after the stock more than doubled to reach our price target.

Everyday we continue to wade through a volatile market in search of our next PetSmart, Inc. Market softness has given us the opportunity to accumulate positions in industry leaders such as AdvancePCS (1.65% of net assets), PartnerRe Ltd. (3.28% of net assets), Radio One, Inc. (2.03% of net assets) and Stage Stores, Inc. (3.54% of net assets). We believe each have excellent growth projects and have the potential to generate significant cash flow.

Looking Ahead

We remain optimistic on the economic recovery against a backdrop of low interest rates, historically low unemployment levels, and a consumer that refuses to quit spending. Therefore, we have a significant portion of the Fund in economically sensitive stocks, with the largest component in consumer discretionary names. Additionally, we own names that should benefit from the very issues that continue to hinder the pace of economic growth. These include energy and insurance stocks, which are both experiencing strong price increases. Therefore, we believe, regardless of the pace of the economic recovery, we are positioning the Fund in above-average growth opportunities at reasonable prices.

•Marshall Mid-Cap Growth Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The RMCGI, the LMCGFI and the S&P 400 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Lipper Indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The Fund has elected to change the benchmark index from the S&P 400 to the RMCGI. The RMCGI is more representative of the securities typically held by the Fund. This change will be effective January 1, 2003.

Annual Report -- Commentary

Sean A. McLeod, CFA

Marshall Small-Cap Growth Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (27.23)%.** In comparison, the Russell 2000 Growth Index (Russell 2000 GI) returned (26.02)% and the Lipper Small-Cap Growth Funds Index (LSCGI) returned (24.37)%, while the Russell 2000 Index (Russell 2000) returned (15.44)%.***

Factors Affecting Performance

The past twelve months have been difficult, particularly for growth stocks. Investors traditionally have paid for growth stocks in terms of a multiple of the company's earnings or cash flow. Unfortunately, investors have had to deal with terrorism, recession, corporate malfeasance, and the threat of war. As a result, not only have earnings declined due to the recession, but the "multiple" investors are willing to pay has declined. In essence, investors have increased their "risk premium" for the foreseeable future, which lowers the amount they are willing to pay for a growth stock. We expect economic growth to improve along with earnings, but investor confidence remains key to an improving market environment.

Looking Ahead

The portfolio is positioned to take advantage of an improving business environment. We are overweight in economically sensitive sectors such as consumer cyclicals, energy and technology, while underweight in defensive sectors such as consumer staples and financials. As an example, we have been increasing our exposure to the teen retailers. Not only do we like the demographics--the teen population is growing faster than the overall population and has increasing disposable incomes, at current valuations, the stocks are pricing in a long-lasting recession, providing an attractive entry point. Energy is another area of focus, as the sector should benefit from a lack of new supply of natural gas, which should result in higher equilibrium prices, to the benefit of energy producers.

We continue to invest in sectors benefiting from attractive secular trends, and in companies with lasting competitive advantages, strong balance sheets, and good management teams. We feel that this approach will result in outperformance over the business cycle.

•Marshall Small-Cap Growth Fund

* Small company stocks may be less liquid and subject to greater volatility than large capitalization stocks.

** Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** The Russell 2000 GI, the LSCGI and the Russell 2000 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The Russell 2000 GI measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Lipper indexes are an average of the total return of 30 largest mutual funds designated by Lipper, Inc., as falling into the respective categories indicated. The Russell 2000 is an index of common stocks whose market capitalizations generally range from $200 million to $5 billion. The Fund has elected to change the benchmark index from the Russell 2000 to the Russell 2000 GI. The Russell 2000 GI is more representative of the securities typically held by the Fund. This change will be effective January 1, 2003.

†The Marshall Small-Cap Growth Fund is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's anticipated expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain diversification requirements and investment restrictions imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been subject to those restrictions registered under the 1940 Act, the performance may have been adversely affected.

Annual Report -- Commentary

Daniel R. Jaworski, CFA

Marshall International Stock Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of (13.23)%.** In comparison, the Lipper International Funds Index (LIFI) returned (12.50)%, while the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE) returned (14.95)%.***

Factors Affecting Performance

International markets fared no better than the U.S. stock market, as economic growth remained sluggish throughout Europe and Japan. The decline in equities was broad on both a geographic and industrial basis. Of the 21 developed countries included in the Fund's benchmark, the EAFE, only two generated positive equity market returns over the last 12 months. Also, all 10 of the major industrial sectors generated negative returns for the reporting period. While emerging markets in Asia showed signs of life during part of the reporting period, most of those gains evaporated as the fiscal year came to a close. However, U.S. investors in overseas markets benefited from a weakened dollar, as foreign currencies translated into more dollars by the end of the reporting period.

Compared to the EAFE, the Fund benefited from better stock selection in the technology and telecommunications sectors, avoiding some of the worst performing companies in the index. Indeed, one of the Fund's best performers was Telecom Italia SpA (1.24% of net assets), which has relatively low debt and strong earnings. In addition, the Fund owned shares of Samsung Electronics Co. (1.96% of net assets), a stock that nearly doubled during the year on the strength of strong earnings momentum. Since Samsung Electronics Co. is based in South Korea and thus is part of emerging markets, it is not included in the EAFE. As of August 31, 2002, emerging market companies accounted for about 13% of the Fund's holdings.|

Another relatively good area for the Fund was the consumer sector, with such winning stocks as Hyundai Motor Co., Ltd. (0.89% of net assets) generating a strong contribution to total return. A low interest rate environment certainly benefited Hyundai Motor Co., Ltd., as well as its increasing market share and reputation for quality automobiles at reasonable prices. In financial services, Bank of Ireland (1.99% of net assets) continues to generate excellent returns, boosted by a relatively healthy Irish economy and a scarcity of competitors.

Looking Ahead

We continue to search for companies that are likely to benefit from an economic pickup, including banks and highly focused industrial companies. While we have not invested heavily in pharmaceuticals due to concerns about competition from generic drugs and delayed FDA approvals, these stocks have declined in price to the point where they appear attractive. In technology, we are still concerned about overcapacity and weak demand.

In terms of geographical allocation, we remain cautious on Japan, focusing our exposure in a few companies such as Nissan Motors Co., Ltd. (2.57% of net assets) and Sega Enterprises (2.26% of net assets) that have demonstrated a concern for shareholder value. In Europe, while economic growth remains slower than expected, we are increasing our holdings in industrial sectors where there has been consolidation, buying stocks with strong returns on capital and modest price/earnings multiples. Meanwhile, emerging markets continue to provide the best opportunity for economic growth, especially with companies that meet our investment criteria of reasonably priced, worldwide industry leaders.

•Marshall International Stock Fund

GROWTH OF AN ASSUMED $10,000 INVESTMENT

$25,000
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$10,000
$9,000
$7,000
$5,000
9-94
2-95
8-95
2-96
8-96
2-97
8-97
2-98
8-98
2-99
8-99
2-00
8-00
2-01
8-01
2-02
8-02
$12,728
$12,037
$10,457
Marshall International Stock Fund
Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE)
Lipper International Funds Index (LIFI)

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 1, 1994 to August 31, 2002, compared to the EAFE and the LIFI.*** The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

AVERAGE ANNUAL TOTAL RETURNS**

As of 8/31/02

	Fund	EAFE	LIFI
1-year	(13.23)%	(14.95)%	(12.50)%
3-year	(6.46)%	(11.06)%	(7.97)%
5-year	(1.89)%	(2.42)%	(1.00)%
Since Inception (9/1/94)	3.06%	0.56%	2.50%

COUNTRY ALLOCATIONS

(As a % of net assets)

Country	8/31/02	8/31/01
Belgium	1.5%	0.9%
Denmark	0.0%	0.3%
Finland	1.9%	0.7%
France	10.5%	13.4%
Germany	5.1%	7.9%
Ireland	3.0%	2.5%
Italy	4.9%	2.5%
Netherlands	6.3%	9.2%
Norway	0.0%	0.4%
Spain	0.0%	2.3%
Sweden	4.3%	3.1%
Switzerland	7.2%	6.0%
United Kingdom	24.0%	24.4%
Total Europe	68.7%	73.6%
Hong Kong	1.5%	2.4%
Japan	12.4%	11.7%
Korea, Republic of	5.4%	1.4%
Singapore	0.3%	0.0%
Taiwan	0.5%	0.8%
Total Asia	20.1%	16.3%
Canada	1.7%	1.4%
Israel	0.0%	0.2%
Other	10.1%	6.7%
Total Other	11.8%	8.3%
Other Net Asset and Liabilities††	(0.6)%	1.8%
	100.0%	100.0%

SECTOR DIVERSIFICATION

(As a % of net assets)

	8/31/02	8/31/01
Consumer Discretionary	24.2%	17.2%
Consumer Staples	6.3%	9.7%
Energy	7.6%	7.0%
Financials	20.9%	26.7%
Healthcare	7.6%	6.3%
Industrials	10.9%	9.7%
Information Technology	4.5%	6.0%
Materials	9.7%	7.0%
Telecommunication Services	6.7%	5.4%
Utilities	2.2%	3.2%
Other Net Assets and Liabilities	(0.6)%	1.8%
	100.0%	100.0%

TEN LARGEST STOCK HOLDINGS

(As a % of net assets)

Security	8/31/02
Kingfisher PLC	3.25%
Nissan Motor Co., Ltd.	2.57%
TPG NV	2.42%
Sega Enterprises	2.26%
GlaxoSmithKline PLC	2.24%
Vivendi Environment	2.18%
Nestle SA	2.04%
Bank of Ireland	1.99%
Samsung Electronics Co.	1.96%
Total Fina SA, Class B	1.81%
	22.72%

*International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

***The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

†Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries

††These amounts included cash equivalents of 0.5% and 1.2%, respectively.

Annual Report -- Commentary

Jason D. Weiner, CFA

Marshall Government Income Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of 7.50%.* In comparison, the Lipper U.S. Mortgage Funds Index (LUSMI) returned 7.57%, while the Lehman Brothers Mortgage-Backed Securities Index (LMI) returned 8.20%.**

Factors Affecting Performance

Interest rates declined significantly as investors sought refuge in Treasury securities during a rather tumultuous fiscal year. This flight to quality was precipitated by the horrible September 11 attacks. In response, the Federal Reserve Board continued to aggressively reduce short-term interest rates to the lowest level in 40 years. As the year progressed, investors faced episodes of corporate malfeasance at large corporations. At the same time, continued geopolitical dangers and threats of terrorism unnerved investors. This difficult environment caused investors to favor the relative safety of Treasury securities, while they questioned the state of the U.S economic recovery. This tremendous demand for Treasuries pushed yields to historically low levels. Therefore, bond investors were rewarded with solid returns during the last 12 months.

The historically low interest rate environment combined with an exceptionally strong housing market has increased the probability of a major refinancing boom. As a result, prepayment fears have pervaded the mortgage market, which caused these securities to lag the strong performance of U.S Treasuries. Our emphasis on call-protected securities such as Treasury and Agency debentures added significantly to portfolio performance.

Looking Ahead

Over the next few months, we expect to observe prepayment speeds that exceed the market consensus. This will dampen mortgage performance relative to other call-protected sectors of the bond market such as Treasury and Agency securities. We will continue to underweight mortgage product with the anticipation of a substantial increase in prepayment risk. Therefore, we favor Treasuries, agency debentures, and highly seasoned mortgage product, allowing the Fund to benefit more directly from declining interest rates.

We believe the economy will eventually recover in 2003, resulting in a rate environment more supportive of mortgage securities' valuations. We will look to opportunistically add to our mortgage position once this refinancing activity subsides and there are clear signs of an economic recovery. In the near term, we remain cautious about the geopolitical landscape and the condition of the economy. Potential terrorism, corporate governance, and the threat of war in Iraq continue to encourage a conservative portfolio approach. Hopefully, these concerns will fade from public sentiment, but it will take time.

•Marshall Government Income Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Annual Report -- Commentary

Jason D. Weiner, CFA

Marshall Intermediate Bond Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of 4.70%.* In comparison, the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) returned 5.34%, while the Lehman Brothers Government/Credit Intermediate Index (LGCI) returned 7.74%.**

Factors Affecting Performance

Fixed income investors achieved strong portfolio returns as interest rates fell precipitously over the last 12 months. The Federal Reserve Board aggressively reduced short-term interest rates to historically low levels in the wake of the September 11 attacks. The rather pronounced decline in interest rates across the yield curve was caused by a significant flight to quality. Investors favored the relative safety of U.S. Treasuries due to heightened concerns over corporate malfeasance, potential terrorism, geopolitical conflicts and signs of a sputtering economy. This challenging environment caused investors to demand higher risk premiums for both equity investments and corporate credit.

Although most sectors of the bond market produced solid returns during our fiscal year, corporate bond investors faced a very difficult market. The corporate bond market became bifurcated as certain industries' corporate debt maintained its value while other industries' debt remained under severe pressure. The rapid decline in credit quality among companies in the utility, telecommunications, and cable/media sectors highlight the pitfalls that await over-leveraged companies that fail to grow in a lower inflationary world. Generally, we were able to perform in line with our competitors due to a high quality, well-diversified approach to the corporate market. Additionally, sound security selection supported by thorough credit analysis and adept sector allocation resulted in additional total return for the Fund.

Looking Ahead

We expect the economy will rebound in 2003, supporting corporate and mortgage bond valuations. We especially believe corporate bonds offer compelling return potential, but today's arduous market conditions warrant a cautious approach. We will look to opportunistically add to our corporate bond allocation when the economy appears to be in a sustainable recovery. In the near term, prudence is warranted given the looming geopolitical dangers, corporate governance issues, and the threat of war with Iraq. This type of environment requires a disciplined, well-diversified portfolio approach focusing on high quality sectors such as mortgage-backed, asset-backed, and agency securities to complement our high quality corporate bond allocation. The negative sentiment that has pervaded the financial markets will show signs of abatement, but this will take time.

•Marshall Intermediate Bond Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The LGCI and the LSIBF are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Annual Report -- Commentary

John D. Boritzke, CFA

Marshall Intermediate Tax-Free Fund

Fund Performance

For the 12-month period ended August 31, 2002, the Fund provided a return of 6.12%.* For the same period, the Lehman Brothers 7-Year General Obligations Bond Index (L7GO) increased 6.72% and the market as represented by the Lipper Intermediate Municipal Funds Index (LIMI) returned 5.43%.**

Factors Affecting Performance

The Fund's fiscal year encompassed a period of dramatic steepening of the municipal yield curve. For the first six months of the fiscal year, influenced primarily by the cumulative 175 basis points of Federal Reserve Board easing, short-term municipal bond yields dropped dramatically. Longer term yields (20 years +) remained unchanged. As the Fund is intermediate in nature, we were able to benefit from decreasing yield levels. The downward yield shift served to add several percentage points of return above and beyond the income collected from Fund holdings. The boost to return was particularly beneficial during the second half of the Fund's fiscal year, when yield declines spread among the longer portions of the yield curve.

Strategically, within the Fund we have maintained a significant weighting in municipal bond maturities ranging from 7 to 15 years. Not only does this enable the Fund to pursue higher yields due to the extreme steepness of the yield curve, but also provide growth potential as recent bond market rallies foster price appreciation.

Looking Ahead

Yield levels for 5-, 10- and 30-year municipal bonds have all touched new lows recently. Normally, this would result in buyer resistance. Not this time. Pitifully low returns on cash investments force yield hungry buyers to consider buying longer maturity paper. Record levels of new issue municipal bond supply are being met with extremely strong demand. We have concentrated on purchasing premium bond structures that will help cushion the Fund when the bond market inevitably stops rallying. While nobody can consistently forecast the level of interest rates, it appears likely that interest rate cycle lows are near. For now, municipal bonds are outperforming all other sectors of the bond market but Treasury paper, with less volatility.

There can be no doubt that equity market jitters have forced many investors to reconsider the benefit of owning municipal bonds. The Fund has been well positioned to prosper from newly created demand as buyers seek lower risk alternatives in the financial market. To some extent the bond market is captive to stock market movements, with economic statistics being relegated to secondary consideration. It is no coincidence that the strongest bond performance days have usually occurred during equity market turmoil. This scenario is likely to continue, as the ebb and flow of investor dollars seeks the best return.

We believe that a key to superior performance will be to maintain a high quality profile in the Fund. State tax revenues are suffering from the lagged effect of last year's recession. For the last four calendar quarters, states have shown lower receipts versus the comparable quarter a year ago. Emphasis on local municipal paper where tax receipts are primarily property tax based should provide more stable quality within the Fund. We will not succumb to temptation to lower our quality standards or extend portfolio duration to capture lost yield.

•Marshall Intermediate Tax-Free Fund

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The L7GO and the LIMI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The L7GO is an index comprised of general obligation bonds rated A or better with maturities between six and eight years. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Annual Report -- Commentary

Richard M. Rokus, CFA

Marshall Short-Term Income Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of 3.77%.* In comparison, the Lipper Short-Term Investment Grade Bond Fund Index (LSTIBI) returned 3.69%, while the Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13) returned 6.48%.**

Factors Affecting Performance

Because the Fund invests primarily in fixed income securities with maturities ranging from three months to two years, it has benefited from a decline in short-term interest rates during the fiscal year. During that time period, the Federal Reserve Board (the "Fed") cut the federal funds target rate, the amount charged to member banks for overnight loans, from 3.5% to 1.75%.

In early 2002, the investment community generally believed that the Fed would have to increase interest rates in response to a strong economic recovery that appeared to be taking place. As a result, the yield on the two-year Treasury note rose to 3.7% in late March. However, the recovery lost steam, and the yield on the two-year note fell to 2.1% by the end of the reporting period.

In the case of Treasury securities, declining interest rates translates into higher bond prices. However, the effect on mortgage-backed securities was not quite as beneficial, since investors became concerned about refinancing, which homeowners were quick to do when rates declined.

Another major trend during the reporting period involved the corporate bond market, which suffered declines due to the weaker-than-expected economy as well as highly publicized accounting scandals. Indeed, the primary reason why the Fund lagged the ML13 is that the index contains no corporate bonds. Corporate bonds are still attractive, primarily because of their higher yields. However, the Fund has increased the diversification of its corporate holdings to reduce the credit risk of an individual holding.

Looking Ahead

Because interest rates are likely to decline further, our strategy is to limit our purchase of mortgage-backed securities. Likewise, because the corporate bond market is in a state of flux due to the weakened economy and questions of management integrity, we are cautious in that sector, carefully focusing on high quality issues. Perhaps the most attractive category is the government agency market, which can continue to benefit from declining interest rates without concerns over credit or refinancing risk.

•Marshall Short-Term Income Fund

* Past performance is no guarantee of future results. The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The ML13 and the LSTIBI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The ML13 is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Annual Report -- Commentary

Richard M. Rokus, CFA

Marshall Money Market Fund

Fund Performance

For the fiscal year ended August 31, 2002, the Fund provided a total return of 1.99%.* In comparison, the Lipper Money Market Funds Index (LMMFI) returned 1.74%, while iMoneyNet, Inc. Money Fund Report AveragesTM (MFRA) returned 1.67%.** As of August 31, 2002, the Fund's 7-day net yield was 1.50%.***

Factors Affecting Performance

Within weeks after the September 11 terrorist attacks, the Federal Reserve Board (the "Fed") cut the federal funds target rate, the amount charged to member banks for overnight loans, from 3.5% to 1.75% where it has remained through the end of the fiscal year. The Fed's attempt to boost economic growth by lowering rates has had limited success. Although the economy, as measured by the Gross Domestic Product, appeared to emerge from recession in late 2001 and early 2002, there was concern that the Fed's actions were wearing off and that a "double dip" recession could take place.

The Fund's superior total return partly reflects the purchase of high quality one-year securities when interest rates were higher. In addition, the Fund has generally avoided the commercial paper of companies that have received unfavorable news coverage.

Another factor has reduced the appeal of commercial paper: scarcity. With interest rates low, the supply of commercial paper, typically with maturities of 30 to 365 days, has become sparse, as a number of major issuers have elected to issue debt with maturities beyond one year.

Looking Ahead

Because of the weak economy, it is likely that interest rates will remain at low levels for the next several months. At the same time, the Fed would not likely reduce short-term rates since 1.75% is already the lowest level in 40 years. Moreover, the Fed does not want to find itself in the position of the Japanese central bank, in which interest rates were virtually lowered to zero without much influence on economic growth.

Because interest rates are so low, part of the Fund's strategy is to add floating rate securities in which yields reset frequently. Partly because the expectation is that the Fed is likely to stand put, the extra yield offered by 90-day commercial paper over the federal funds target rate is virtually zero. The Fund will add longer-term securities when yields become more attractive. How soon that happens may depend on the long-awaited recovery picking up steam.

* Past performance is no guarantee of future results. Yields may vary. Yields quoted for money market funds most closely reflect the Fund's current earnings.

** Money Fund ReportTM , a service of iMoney Net, Inc. (formerly IBC Financial Data) publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** The 7-day net annualized yield is based on the average net income per share for the 7 days ended on the date of calculation and the offering price on that date. The 7-day effective yield is annualized and reflects daily compounding of the 7-day net yield.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Equity Income Fund

Description	Shares	Value

Common Stocks -- 95.8%
Consumer Discretionary -- 4.1%
Advertising -- 0.4%
Interpublic Group of Cos., Inc.	65,000	$1,184,950

Auto Parts & Equipment -- 0.4%
Delphi Corp.	94,200	918,450
Johnson Controls, Inc.	7,100	612,659

		1,531,109

Automobile Manufacturers -- 0.9%
Ford Motor Co.	65,554	771,571
General Motors Corp.	47,100	2,254,206

		3,025,777

Department Stores -- 1.0%
May Department Stores Co.	36,700	1,076,411
Sears, Roebuck & Co.	52,700	2,398,377

		3,474,788

Hotels -- 0.5%
Carnival Corp.	64,800	1,585,656

Household Appliances -- 0.5%
Maytag Corp.	53,000	1,729,920

Photographic Products -- 0.2%
Eastman Kodak Co.	23,500	717,690

Publishing -- 0.2%
McGraw-Hill Cos., Inc.	11,000	697,510

Total Consumer Discretionary		13,947,400

Consumer Staples -- 9.9%
Food Distributors -- 0.3%
SUPERVALU, Inc.	44,600	926,342

Household Products -- 4.3%
Clorox Co.	37,500	1,614,750
Kimberly-Clark Corp.	56,300	3,368,992
Procter & Gamble Co.	110,600	9,804,690

		14,788,432

Packaged Foods -- 1.8%
Campbell Soup Co.	65,400	1,514,010
General Mills, Inc.	17,700	744,993
Heinz (H.J.) Co.	50,600	1,911,162
Sara Lee Corp.	112,000	2,065,280

		6,235,445

Personal Products -- 0.6%
Gillette Co.	63,800	2,011,614

Retail-Foods -- 0.3%
Albertson's, Inc.	37,500	964,500

Tobacco -- 2.6%
Philip Morris Cos., Inc.	179,500	8,975,000

Total Consumer Staples		33,901,333

Energy -- 9.1%
Oil & Gas Equipment/ Services -- 0.5%
Schlumberger Ltd.	36,800	1,590,128

Oil & Gas Exploration/ Production -- 0.1%
Conoco, Inc.	20,300	498,365

Oil & Gas Integrated -- 7.8%
ChevronTexaco Corp.	85,934	6,585,122
Exxon Mobil Corp.	446,152	15,816,088
(1)Occidental Petroleum Corp.	62,100	1,844,370
Phillips Petroleum Co.	45,600	2,397,648

		26,643,228

Refining/Marketing -- 0.7%
Ashland, Inc.	38,000	1,089,080
Sunoco, Inc.	39,500	1,401,460

		2,490,540

Total Energy		31,222,261

Financials -- 26.9%
Banks -- 13.5%
Bank of America Corp.	128,600	9,012,288
Bank of New York Co., Inc.	78,800	2,769,820
Bank One Corp.	77,400	3,169,530
BB&T Corp.	24,300	924,615
Comerica, Inc.	26,300	1,538,550
Fleet Boston Financial Corp.	95,820	2,312,137
Mellon Financial Corp.	49,100	1,357,615
National City Corp.	74,900	2,334,633
PNC Financial Services Group, Inc.	40,000	1,843,600
Regions Financial Corp.	31,400	1,121,608
SouthTrust Corp.	27,300	716,352
SunTrust Banks, Inc.	34,000	2,295,340
Synovus Financial Corp.	43,300	1,046,561
U.S. Bancorp	123,500	2,654,015
Wachovia Corp.	80,800	2,977,480
Washington Mutual, Inc.	86,300	3,263,003
Wells Fargo & Co.	132,700	6,925,613

		46,262,760

Consumer Finance -- 0.3%
Household International, Inc.	27,800	1,003,858

Diversified Financial Services -- 9.0%
Citigroup, Inc.	416,238	13,631,795
Fannie Mae	76,000	5,759,280
J.P. Morgan & Co., Inc.	160,150	4,227,960
Merrill Lynch & Co., Inc.	80,700	2,922,954
Morgan Stanley Dean Witter & Co.	102,800	4,391,616

		30,933,605

Insurance-Brokers -- 1.0%
AON Corp.	24,800	490,048
Marsh & McLennan Cos., Inc.	60,800	2,957,920

		3,447,968

Insurance-Life/Health -- 1.2%
Jefferson-Pilot Corp.	16,200	682,344
Lincoln National Corp.	50,600	1,874,730
UNUM Provident Corp.	60,500	1,401,180

		3,958,254

Insurance-Multi-line -- 0.3%
Hartford Financial Services Group, Inc.	17,600	880,352

Insurance-Property/Casualty -- 0.9%
Ace, Ltd.	32,400	1,030,644
Allstate Corp.	57,800	2,151,316

		3,181,960

Real Estate Investment Trust -- 0.7%
Equity Office Properties Trust	88,500	2,467,380

Total Financials		92,136,137

Healthcare -- 17.5%
Pharmaceuticals -- 17.5%
Abbott Laboratories	97,450	3,900,923
Bristol-Myers Squibb Co.	262,600	6,551,870
Johnson & Johnson	175,700	9,542,267
Lilly (Eli) & Co.	99,150	5,755,657
Merck & Co., Inc.	197,200	9,962,544
Pfizer, Inc.	383,900	12,699,412
Pharmacia Corp.	88,400	3,863,080
Schering Plough Corp.	135,700	3,131,956
Wyeth	107,700	4,609,560

Total Healthcare		60,017,269

Industrials -- 12.6%
Aerospace/Defense -- 2.5%
Boeing Co.	74,400	2,758,008
Goodrich Corp.	48,300	1,008,021
Honeywell International, Inc.	79,200	2,372,040
United Technologies Corp.	40,600	2,411,234

		8,549,303

Air Freight & Logistics -- 0.2%
Ryder Systems, Inc.	28,400	742,376

Commercial Printing -- 0.3%
Donnelley (R.R.) & Sons Co.	34,500	910,110

Construction & Engineering Services -- 0.3%
Fluor Corp.	38,500	1,064,910

Electrical Components -- 1.3%
(1)Cooper Industries, Inc.	32,900	1,076,488
Emerson Electric Co.	51,100	2,492,658
Rockwell Automation, Inc.	40,500	746,010

		4,315,156

Industrial Conglomerates -- 6.3%
(1)3M Co.	28,400	3,548,580
General Electric Co.	597,000	17,999,550

		21,548,130

Machinery Construction/ Farm -- 0.2%
Caterpillar, Inc.	13,200	576,048

Machinery Industrial -- 0.7%
Dover Corp.	28,500	818,805
Eaton Corp.	15,200	1,075,248
Ingersoll-Rand Co.	17,700	664,635

		2,558,688

Railroads -- 0.3%
Burlington Northern Santa Fe	40,300	1,159,028

Services-Office/Supplies -- 0.5%
Avery Dennison Corp.	18,900	1,192,968
Pitney Bowes, Inc.	18,500	670,625

		1,863,593

Total Industrials		43,287,342

Information Technology -- 1.0%
Computer Hardware -- 1.0%
(1)Hewlett-Packard Co.	242,400	3,255,432

Materials -- 4.0%
Aluminum -- 0.6%
Alcoa, Inc.	89,100	2,235,519

Chemicals Diversified -- 1.9%
Dow Chemical Co.	83,608	2,526,634
Du Pont (E.I.) de Nemours & Co.	95,700	3,857,667

		6,384,301

Construction Materials -- 0.2%
Vulcan Materials Co.	20,800	811,616

Description	Shares or Principal Amount	Value

Industrial Gases -- 0.5%
Air Products & Chemicals, Inc.	34,400	$1,613,704

Paper Products -- 0.8%
Georgia-Pacific Corp.	29,900	629,395
International Paper Co.	28,900	1,088,085
(1)MeadWestvaco Corp.	44,000	1,024,760

		2,742,240

Total Materials		13,787,380

Telecommunications Services -- 6.5%
Integrated Telecommunication Services -- 6.5%
AT&T Corp.	245,000	2,993,900
BellSouth Corp.	138,300	3,225,156
SBC Communications, Inc.	314,332	7,776,574
Verizon Communications, Inc.	269,590	8,357,290

Total Telecommunications Services		22,352,920

Utilities -- 4.2%
Electric Utilities -- 2.7%
(1)Allegheny Energy, Inc.	53,200	1,098,580
American Electric Power Co., Inc.	19,200	654,720
Cinergy Corp.	28,400	976,960
FPL Group, Inc.	28,400	1,621,072
FirstEnergy Corp.	51,100	1,686,300
Pinnacle West Capital Corp.	33,400	1,115,894
Reliant Energy, Inc.	69,000	817,650
TECO Energy, Inc.	61,400	1,212,650

		9,183,826

Gas Utilities -- 0.7%
El Paso Corp.	55,000	930,050
(1)KeySpan Corp.	42,500	1,489,200

		2,419,250

Multi-Utilities -- 0.8%
Duke Energy Corp.	104,300	2,798,369

Total Utilities		14,401,445

Total Common Stocks (identified cost $310,142,071)		328,308,919

(2)U.S. Treasury -- 0.2%
10/10/2002 (identified cost $598,914)	600,000	598,988

Total Investments in Securities (identified cost $310,740,985)		328,907,907

Mutual Funds -- 1.6%
(1)iShares Russell 1000 Value Index Fund	68,000	3,250,400
(1)Utilities Select Sector SPDR Fund	98,200	2,111,300

Total Mutual Funds (identified cost $5,303,818)		5,361,700

(3)Repurchase Agreement -- 2.4%
Lehman Brothers, Inc., 1.80%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$8,431,477	8,431,477

Total Investments (identified cost $324,476,280)		$342,701,084

Large-Cap Growth & Income Fund

Description	Shares	Value

Common Stocks -- 97.9%
Consumer Discretionary -- 13.5%
Department Stores -- 2.6%
(1)(4)Kohl's Corp.	102,500	$7,146,300

General Merchandise -- 2.5%
Wal-Mart Stores, Inc.	131,430	7,028,876

Movies & Entertainment -- 3.3%
(4)AOL Time Warner, Inc.	261,350	3,306,078
Disney (Walt) Co.	147,716	2,316,187
(4)Viacom, Inc., Class B	92,300	3,756,610

		9,378,875

Restaurants -- 1.3%
McDonald's Corp.	153,800	3,654,288

Retail-Computer & Electronics -- 0.8%
(1)RadioShack Corp.	10,500	2,233,475

Retail-Home Improvement -- 3.0%
Home Depot, Inc.	134,940	4,443,574
(1)Lowe's Cos., Inc.	96,200	3,980,756

		8,424,330

Total Consumer Discretionary		37,866,144

Consumer Staples -- 9.2%
Household Products -- 1.2%
The Procter & Gamble Co.	39,430	3,495,469

Personal Products -- 2.2%
(1)The Estee Lauder Cos., Inc., Class A	204,220	6,116,389

Retail-Drugs -- 1.3%
CVS Corp.	125,000	$3,673,750

Soft Drinks -- 2.7%
Coca-Cola Co.	148,414	7,569,114

Tobacco -- 1.8%
Philip Morris Cos., Inc.	99,500	4,975,000

Total Consumer Staples		25,829,722

Energy -- 7.2%
Oil & Gas-Drilling -- 0.9%
(1)Transocean, Inc.	102,500	2,511,250

Oil & Gas Exploration & Production -- 0.8%
Anadarko Petroleum Corp.	51,300	2,290,032

Oil & Gas-Integrated -- 5.5%
ChevronTexaco Corp.	68,425	5,243,408
Exxon Mobil Corp.	285,542	10,122,464

		15,365,872

Total Energy		20,167,154

Financials -- 21.1%
Banks -- 6.7%
Bank of America Corp.	102,500	7,183,200
Bank of New York Co., Inc.	119,640	4,205,346
Wells Fargo & Co.	142,080	7,415,155

		18,803,701

Diversified Financial Services -- 9.6%
American Express Co.	152,460	5,497,708
Citigroup, Inc.	156,623	5,129,403
Federal Home Loan Mortgage Corp.	93,290	5,979,889
(1)Goldman Sachs Group, Inc.	76,900	5,944,370
Morgan Stanley	102,500	4,378,800

		26,930,170

Insurance-Multi-Line -- 1.0%
American International Group, Inc.	42,024	2,639,107

Insurance-Property- Casualty -- 3.8%
Chubb Corp.	75,000	4,641,750
(1)MGIC Investment Corp.	89,520	5,389,999
(4)Travelers Property Casualty Corp., Class A	26,766	420,761
(4)Travelers Property Casualty Corp., Class B	13,902	226,464

		10,678,974

Total Financials		59,051952

Healthcare -- 16.9%
Healthcare-Distribution Services -- 1.4%
(1)Cardinal Health, Inc.	58,250	3,776,930

Healthcare-Equipment -- 1.0%
Guidant Corp.	75,000	2,760,000

Healthcare-Facility -- 4.2%
HCA, Inc.	254,800	11,860,940

Healthcare-Supplies -- 0.3%
(4)Alcon, Inc.	22,600	835,522

Pharmaceuticals -- 10.0%
Abbott Laboratories	47,300	1,893,419
Johnson & Johnson	43,870	2,382,580
Merck & Co., Inc.	52,670	2,660,888
(1)Pfizer, Inc.	241,010	7,972,611
Pharmacia Corp.	148,470	6,488,139
Schering Plough Corp.	107,620	2,483,870
Wyeth	98,740	4,226,072

		28,107,579

Total Healthcare		47,340,71

Industrials -- 11.6%
Aerospace & Defense -- 3.0%
Boeing Co.	102,500	3,799,675
Honeywell International, Inc.	156,410	4,684,479

		8,484,154

Industrial Conglomerates -- 6.7%
(1)(4)3M Co.	47,900	5,985,105
General Electric Co.	427,640	12,893,346

		18,878,451

Machinery Industrial -- 1.9%
Parker-Hannifin Corp.	128,100	5,195,736

Total Industrials		32,558,341

Information Technology -- 13.5%
Computer Hardware -- 1.0%
International Business Machines Corp.	35,940	2,709,157

Computer Storage & Peripheral -- 0.8%
(4)Lexmark International Inc., Class A	44,380	2,094,736

Electrical Equipment & Instrument -- 0.8%
(4)Flextronics International Ltd.	250,000	2,367,500

Networking Equipment -- 0.7%
(4)Cisco Systems, Inc.	150,000	2,073,000

Description	Shares or Principal Amount	Value

Semiconductors -- 3.6%
Intel Corp.	245,100	$4,085,817
Micron Technology, Inc.	137,780	2,376,705
Texas Instruments, Inc.	182,870	3,602,539

		10,065,061

Semiconductor Equipment -- 0.9%
(4)Applied Materials, Inc.	197,200	2,634,592

Systems Software -- 5.7%
(4)BMC Software, Inc.	165,950	2,306,705
(4)Microsoft Corp.	266,870	13,097,980
(4)Veritas Software Corp.	33,040	534,918

		15,939,603

Total Information Technology		37,883,649

Materials -- 3.4%
Aluminum -- 1.4%
Alcoa, Inc.	153,800	3,858,842

Forest Products -- 2.0%
Weyerhaeuser Co.	102,500	5,587,275

Total Materials		9,446,117

Telecommunication Services -- 1.5%
Integrated Telecommunication Services -- 1.5%
SBC Communications, Inc.	163,240	4,038,558

Total Common Stocks (identified cost $246,804,728)		274,182,608

(3)Repurchase Agreement -- 2.2%
Lehman Brothers, Inc., 1.80%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$6,010,102	6,010,102

Total Investments (identified cost $252,814,830)		$280,192,710

Mid-Cap Value Fund

Description	Shares	Value

Common Stocks -- 97.2%
Consumer Discretionary -- 5.7%
Auto Parts & Equipment -- 1.1%
(1)Johnson Controls, Inc.	25,000	$2,157,250

Housewares & Specialties -- 1.6%
Newell Rubbermaid, Inc.	95,000	3,287,000

Leisure Products -- 2.1%
(1)Mattel, Inc.	215,000	$4,177,450

Retail-Apparel -- 0.9%
Ross Stores, Inc.	50,000	1,805,500

Total Consumer Discretionary		11,427,200

Consumer Staples -- 6.8%
Food Distributors -- 1.5%
SUPERVALU, Inc.	145,000	3,011,650

Packaged Food & Meats -- 1.0%
(4)Ralcorp Holdings, Inc.	85,000	2,016,200

Retail-Drugs -- 2.3%
CVS Corp.	155,000	4,555,450

Retail-Food -- 2.0%
(4)Kroger Co., Inc.	225,000	4,068,000

Total Consumer Staples		13,651,300

Energy -- 5.7%
Oil & Gas Drilling -- 1.5%
(4)Noble Corp.	95,000	2,951,650

Oil & Gas Exploration & Products -- 4.2%
Burlington Resources, Inc.	125,000	4,808,750
Noble Energy, Inc.	112,200	3,741,870

		8,550,620

Total Energy		11,502,270

Financials -- 13.4%
Banks -- 1.3%
Associated Banc Corp.	74,650	2,598,566

Consumer Finance -- 2.3%
(1)Countrywide Credit Industries, Inc.	90,000	4,724,100

Diversified Financial Services -- 1.4%
(1)(4)CIT Group, Inc.	130,000	2,827,500

Insurance-Life & Health -- 1.1%
Jefferson-Pilot Corp.	50,000	2,106,000

Insurance-Property & Casualty -- 5.7%
(1)ACE Ltd.	70,000	2,226,700
MGIC Investment Corp.	61,000	3,672,810
(1)SAFECO Corp.	165,000	5,463,150

		11,362,660

Reinsurance -- 1.6%
PartnerRe Ltd.	73,400	$3,300,064

Total Financials		26,918,890

Healthcare -- 11.2%
Biotechnology -- 0.9%
(4)Invitrogen Corp.	50,000	1,780,000

Healthcare-Distribution Services -- 2.1%
(1)(4)Renal Care Group, Inc.	130,000	4,267,900

Healthcare-Equipment -- 3.1%
(4)Boston Scientific Corp.	70,000	2,040,500
Guidant Corp.	115,000	4,232,000

		6,272,500

Healthcare-Facility -- 2.8%
(4)Manor Care, Inc.	235,200	5,513,088

Healthcare-Supplies -- 2.3%
Bausch & Lomb, Inc.	145,000	4,566,050

Total Healthcare		22,399,538

Industrials -- 22.7%
Aerospace & Defense -- 1.5%
(1)Northrop Grumman Corp.	25,000	3,070,000

Commercial Printing -- 0.2%
Donnelley (R.R.) & Sons Co.	18,600	490,668

Construction & Engineering -- 0.7%
Fluor Corp.	50,000	1,383,000

Electrical Components -- 1.9%
Rockwell Automation, Inc.	203,300	3,744,786

Electrical Equipment -- 2.2%
Hubbell, Inc., Class B	140,000	4,494,000

Machinery Industrial -- 2.2%
SPX Corp.	40,000	4,344,000

Rail Roads -- 2.4%
CSX Corp.	135,000	4,702,050

Services-Data Processing -- 1.2%
(1)(4)Global Payments, Inc.	87,200	2,429,392

Services-Diversified Commercials -- 3.9%
(1)H&R Block, Inc.	25,000	1,222,500
Viad Corp.	160,000	3,540,800
(1)(4)Watson Wyatt & Company Holdings	150,000	$3,084,000

		7,847,300

Services-Employment -- 1.8%
Manpower, Inc.	110,000	3,643,200

Services-Environmental -- 2.3%
(4)Republic Services, Inc.	220,000	4,532,000

Trucking -- 2.4%
(4)Landstar System, Inc.	50,000	2,532,500
(4)Swift Transportation Co., Inc.	125,000	2,198,750

		4,731,250

Total Industrials		45,411,646

Information Technology -- 11.6%
Computer Storage & Peripheral -- 1.7%
(4)Electronics for Imaging, Inc.	230,000	3,456,900

Electrical Equipment & Instruments -- 0.6%
(1) (4)Celestica, Inc.	50,000	1,148,500

IT Consulting & Services -- 4.4%
(4)American Management System, Inc.	235,000	3,525,000
(4)Computer Sciences Corp.	68,000	2,504,440
(4)Keane, Inc.	330,000	2,673,000

		8,702,440

Office Electronics -- 2.2%
(1)IKON Office Solutions, Inc.	485,000	4,486,250

Semiconductors Equipment -- 0.5%
(4)Teradyne, Inc.	75,000	948,750

Systems Software -- 1.6%
(4)BMC Software, Inc.	235,000	3,266,500

Telecommunications Equipment -- 0.6%
(4)CommScope, Inc.	180,000	1,216,800

Total Information Technology		23,226,140

Materials -- 11.6%
Construction Materials -- 1.5%
Martin Marietta Materials, Inc.	81,000	2,967,840

Description	Shares or Principal Amount	Value

Chemicals & Specialty -- 1.6%
(1)H.B. Fuller Co.	120,000	$3,234,000

Diversified Metal & Mining -- 3.5%
Arch Coal, Inc.	207,800	3,802,740
(1)Fording, Inc.	216,900	3,257,838

		7,060,578

Steel -- 1.8%
Nucor Corp.	70,000	3,502,800

Paper Products -- 1.8%
Bowater, Inc.	90,000	3,679,200

Paper Packaging -- 1.4%
(1)(4)Packaging Corp. of America	145,200	2,734,116

Total Materials		23,178,534

Telecommunication Services -- 3.3%
Integrated Telecommunication Services -- 3.3%
ALLTEL Corp.	97,600	4,105,056
(1)Citizens Communications Co., Class B	35,000	2,562,000

Total Telecommunication Services		6,667,056

Utilities -- 5.2%
Electric Utilities -- 5.2%
ALLETE, Inc.	60,000	1,494,000
Cinergy Corp.	100,000	3,440,000
(1)TECO Energy, Inc.	190,000	3,752,500
(1)Xcel Energy, Inc.	170,000	1,642,200

Total Utilities		10,328,700

Total Common Stocks (identified cost $184,228,844)		194,711,274

(3)Repurchase Agreement -- 2.6%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$5,139,030	5,139,030

Total Investments (identified cost $189,367,874)		$199,850,304

Mid-Cap Growth Fund

Description	Shares	Value

Common Stocks -- 92.1%
Consumer Discretionary -- 20.0%
Broadcasting & Cable -- 7.0%
(4)Cox Radio, Inc., Class A	185,000	$4,436,300
(1)(4)Mediacom Communications Corp.	500,000	2,950,000
(4)Liberty Media Corp., Class A	350,000	2,926,000
(1)(4)Radio One, Inc., Class D	265,000	4,168,450

		14,480,750

Department Stores -- 3.5%
(1)(4)Stage Stores, Inc.	336,200	7,282,092

Leisure Facilities -- 1.7%
(1)(4)Six Flags, Inc.	675,000	3,422,250

Leisure Products -- 3.6%
Brunswick Corp.	300,000	7,335,000

Specialty Stores -- 4.2%
(4)Advance Auto Parts, Inc.	65,000	3,396,250
(4)Copart, Inc.	200,000	2,814,000
(4)Staples, Inc.	175,000	2,432,500

		8,642,750

Total Consumer Discretionary		41,162,842

Consumer Staples -- 2.5%
Food Distributors -- 2.5%
(1)(4)Performance Food Group Co.	150,000	5,197,500

Energy -- 8.9%
Oil & Gas Drilling -- 4.6%
(1)(4)Nabors Industries, Inc.	90,000	2,971,800
(4)Noble Corp.	110,000	3,417,700
(1)(4)Pride International, Inc.	225,000	3,010,500

		9,400,000

Oil & Gas Exploration & Production -- 4.3%
Noble Energy, Inc.	120,000	4,002,000
(1)Ocean Energy, Inc.	230,000	4,820,800

		8,822,800

Total Energy		18,222,800

Financials -- 10.7%
Reinsurance -- 5.8%
(1)Everest Re Group Ltd.	95,000	5,149,000
PartnerRe Ltd.	150,000	6,744,000

		11,893,000

Insurance-Life & Health -- 1.1%
Lincoln National Corp.	60,000	2,223,000

Insurance-Property & Casualty -- 3.8%
MGIC Investment Corp.	70,000	4,214,700
Old Republic International Corp.	110,000	3,531,000

		7,745,700

Total Financials		21,861,700

Healthcare -- 22.2%
Biotechnology -- 2.8%
(1)(4)BioMarin Pharmaceutical, Inc.	10,900	45,126
(1)(4)Charles River Laboratories International, Inc.	90,000	3,559,500
(4)Gilead Sciences, Inc.	70,000	2,245,600

		5,850,226

Healthcare-Distribution Services -- 12.0%
(1)(4)AdvancePCS	175,000	3,388,000
(4)AmerisourceBergen Corp.	100,000	7,251,000
(1)(4)Covance, Inc.	150,000	2,928,000
(1)(4)Pediatrix Medical Group, Inc.	100,000	3,359,000
(1)(4)Priority Healthcare Corp., Class B	175,000	4,397,750
(4)Quest Diagnostic, Inc.	60,000	3,363,000

		24,686,750

Healthcare-Managed Care -- 1.5%
(1)(4)Caremark Rx, Inc.	185,000	2,997,000

Healthcare-Facility -- 2.2%
(4)Universal Health Services, Inc., Class B	100,000	4,572,000

Pharmaceuticals -- 3.7%
Allergan, Inc.	25,000	1,468,000
(1)(4)Biovail Corp.	90,000	2,415,600
(4)King Pharmaceuticals, Inc.	175,000	3,729,250

		7,612,850

Total Healthcare		45,718,826

Industrials -- 9.9%
Aerospace & Defense -- 2.0%
(1)(4)InVision Technologies, Inc.	120,000	4,095,600

Airfreight & Logistics -- 1.3%
(1)Expeditors International Washington, Inc.	100,000	2,635,000

Description	Shares or Principal Amount	Value

Machinery Industrial -- 2.6%
(1)SPX Corp.	50,000	$5,430,000

Services-Data Processing -- 3.2%
(4)Bisys Group, Inc.	125,000	3,185,000
(1)(4)Concord EFS, Inc.	170,000	3,469,700

		6,654,700

Services-Office Supplies -- 0.8%
Herman Miller, Inc.	100,000	1,549,000

Total Industrials		20,364,300

Information Technology -- 17.9%
Application Software -- 2.0%
(4)Cerner Corp.	70,000	2,615,200
(4)Intuit, Inc.	30,000	1,338,900
(4)Vastera, Inc.	48,700	116,880

		4,070,980

Internet Software & Services -- 3.2%
(4)PEC Solutions, Inc.	140,000	3,270,400
(1)(4)USA Interactive	150,000	3,213,000

		6,483,400

IT Consulting & Services -- 3.2%
(1)(4)Affiliated Computer Services, Inc., Class A	150,000	6,675,000

Semiconductors -- 6.8%
(1)(4)Conexant Systems, Inc.	475,000	703,000
(1)(4)Intersil Corp., Class A	400,000	6,768,000
(4)Microchip Technology, Inc.	140,000	2,947,000
(1)(4)Skyworks Solutions, Inc.	850,000	3,570,000

		13,988,000

Semiconductors Equipment -- 2.7%
(1)(4)ATMI, Inc.	170,000	2,895,100
(4)Entegris, Inc.	300,000	2,709,000

		5,604,100

Total Information Technology		36,821,480

Total Common Stocks (identified cost $221,033,990)		189,349,448

U.S. Treasury Bill -- 0.6%
10/10/2002 (identified cost $1,247,744)	$1,250,000	1,247,893

Total Investments in Securities (identified cost $222,281,734)		190,597,341

Description	Principal Amount	Value

(3)Repurchase Agreement -- 7.5%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$15,352,862	$15,352,862

Total Investments (identified cost $237,634,596)		$205,950,203

Small-Cap Growth Fund

Description	Shares	Value

Common Stocks -- 96.5%
Consumer Discretionary -- 34.1%
Broadcasting -- 3.0%
(4)Alliance Atlantis Communications, Inc., Class B	150,000	$1,708,500
(4)Spanish Broadcasting System, Inc., Class A	100,000	707,000

		2,415,500

Casino/Gaming -- 7.3%
(4)Ameristar Casinos, Inc.	140,000	2,363,200
(1)(4)Argosy Gaming Co.	50,000	1,400,000
Pinnacle Entertainment, Inc.	250,000	2,125,000

		5,888,200

Hotel/Resort/Cruise -- 7.0%
Intrawest Corp.	200,000	3,288,000
(1)(4)Orient-Express Hotels Ltd., Class A	180,000	2,331,000

		5,619,000

Household Appliances -- 0.4%
Helen of Troy Ltd. (4)	25,000	299,000

Leisure Products -- 7.9%
(4)Acclaim Entertainment, Inc.	155,000	426,250
(1)(4)Activision, Inc.	45,000	1,254,150
(4)Midway Games, Inc.	350,000	2,152,500
(1)(4)Take-Two Interactive Software, Inc.	100,000	2,510,000

		6,342,900

Retail -- 3.0%
(4)The Wet Seal, Inc., Class A	85,000	940,100
(4)ValueVision Media, Inc., Class A	100,000	1,423,000

		2,363,100

Retail-Apparel -- 4.1%
(4)Abercrombie & Fitch Co., Class A	50,000	1,140,000
(4)American Eagle Outfitters, Inc.	80,000	1,176,800
(1)(4)Hot Topic, Inc.	55,000	957,000

		3,273,800

Retail-Computer/Electrical -- 1.4%
(1)(4)Ultimate Electronics, Inc.	100,000	1,100,000

Total Consumer Discretionary		27,301,500

Energy -- 11.7%
Oil & Gas-Drilling -- 3.0%
(4)Patterson-UTI Energy, Inc.	55,000	1,373,900
(4)Pride International, Inc.	75,000	1,003,500

		2,377,400

Oil & Gas-Equipment/ Services -- 5.9%
(1)(4)Cal Dive International, Inc.	55,000	1,025,750
(4)Horizon Offshore, Inc.	150,000	780,000
(1)(4)Lone Star Technologies, Inc.	100,000	1,517,000
(4)National-Oilwell, Inc.	75,000	1,419,000

		4,741,750

Oil & Gas-Exploration/ Production -- 2.8%
Noble Energy, Inc.	40,000	1,334,000
(4)Ultra Petroleum Corp.	115,000	920,000

		2,254,000

Total Energy		9,373,150

Financials -- 10.4%
Banks -- 8.6%
Astoria Financial Corp.	50,000	1,674,000
Cullen Frost Bankers, Inc.	40,000	1,496,000
(4)Indy Mac Bancorp, Inc.	80,000	1,824,000
(4)Southwest Bancorporation of Texas, Inc.	50,000	1,899,000

		6,893,000

Consumer Finance -- 1.1%
Doral Financial Corp.	20,000	847,800

Insurance -- 0.7%
(4)Meadowbrook Insurance Group, Inc.	225,000	580,500

Total Financials		8,321,300

Healthcare -- 17.4%
Biotechnology -- 9.6%
(4)Celgene Corp.	70,000	1,216,600
(1)(4)Cell Genesys, Inc.	35,000	404,950
(4)Cephalon, Inc.	40,000	1,740,000
(1)(4)CV Therapeutics, Inc.	100,000	2,173,200
(1)(4)Charles River Laboratories International, Inc.	55,000	2,175,250

		7,710,000

Healthcare-Distribution/ Services -- 6.3%
(1)(4)Covance, Inc.	85,000	1,659,200
(1)(4)Priority HealthCare Corp., Class B	135,000	3,392,550

		5,051,750

Healthcare-Facility -- 1.5%
(1)(4)Community Health Systems, Inc.	50,000	1,195,000

Total Healthcare		13,956,750

Information Technology -- 22.9%
Application Software -- 4.0%
(1)(4)Quest Software, Inc.	127,600	1,321,936
(4)Rational Software Corp.	150,000	1,020,000
(4)Verity, Inc.	80,000	872,000

		3,213,936

Internet Software -- 0.5%
(4)Vignette Corp.	500,000	445,000

IT Consulting -- 1.3%
(4)KPMG Consulting, Inc.	100,000	1,015,000

Networking Equipment -- 2.1%
(1)(4)Emulex Corp.	100,000	1,688,000

Semiconductor -- 6.2%
(4)Integrated Circuit Systems, Inc.	70,000	1,248,100
(4)MKS Instruments, Inc.	90,000	1,224,900
(1)(4)PMC-Sierra, Inc.	70,000	490,000
(4)Skyworks Solutions, Inc.	475,000	1,995,000

		4,958,000

Telecommunication Equipment -- 8.8%
(1)(4)Advanced Fibre Communications, Inc.	90,000	1,587,600
(1)(4)Powerwave Technologies, Inc.	475,000	2,945,000
(4)Tekelec	120,000	1,178,280
(4)UTStarcom, Inc.	100,000	1,320,000

		7,030,880

Total Information Technology		18,350,816

Total Common Stocks (identified cost $78,888,399)		77,303,516

Description	Principal Amount	Value

(3)Repurchase Agreement -- 1.5%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$1,234,842	$1,234,842

Total Investments (identified cost $80,123,241)		$78,538,358

International Stock Fund

Description	Shares	Value

Common Stocks -- 100.6%
Australia -- 1.4%
Banks -- 1.1%
(1)National Australia Bank Ltd., Melbourne	169,600	$3,230,094

Transportation -- 0.3%
Qantas Airways Ltd.	483,900	1,111,778

Total Australia		4,341,872

Belgium -- 1.5%
Banks -- 1.5%
Dexia	349,300	4,617,923

Bermuda -- 0.5%
IT Consulting & Services -- 0.5%
(4)Accenture Ltd.	99,300	1,633,485

Brazil -- 1.2%
Metals & Mining -- 1.2%
Companhia Vale Do Rio Doce, ADR	159,850	3,744,713

Canada -- 1.7%
Banks -- 1.3%
Royal Bank of Canada, Montreal	105,200	3,780,287

Financial Services -- 0.4%
Manulife Financial Corp.	55,500	1,291,700

Total Canada		5,071,987

Finland -- 1.9%
IT Consulting & Services -- 0.2%
TietoEnator OYJ	36,800	566,638

Paper & Forest Products -- 0.5%
Stora Enso OYJ, Class R	139,100	1,536,115

Telecommunications -- 1.2%
Nokia OYJ	51,500	687,927
Nokia OYJ, Class A, ADR	233,000	3,096,570

		3,784,497

Total Finland		5,887,250

France -- 10.5%
Banks -- 1.5%
BNP Paribas SA	96,600	$4,505,855

Construction Equipment -- 1.9%
(1)Technip	42,300	3,235,886
(1)Vinci SA	40,000	2,434,221

		5,670,107

Domestic & International Oil -- 1.8%
(1)Total Fina SA, Class B	38,300	5,461,619

Healthcare -- 1.0%
(1)Aventis SA	50,300	2,962,370

Industrial Gases -- 0.8%
L'Air Liquide SA	18,262	2,530,747

Media -- 0.9%
(1)Thomson Multimedia	131,872	2,619,002

Metals & Mining -- 0.4%
(1)Pechiney SA, Class A	36,200	1,325,687

Water Treatment -- 2.2%
(1)(4)Vivendi Environment	266,350	6,572,364
(1)(4)Vivendi Environment, Warrants	48,300	6,158

		6,578,522

Total France		31,653,909

Germany -- 5.1%
Automotive -- 1.2%
Bayerische Motoren Werke AG	92,200	3,484,985

Drugs -- 0.9%
Schering AG	49,100	2,716,413

Healthcare -- 0.4%
(1)Fresenius Medical Care AG	40,562	1,157,632

Household Product/Wares -- 1.1%
Adidas-Salomon AG	46,400	3,310,619

Insurance -- 1.5%
(1)Allianz AG	10,730	1,378,466
Muenchener Rueckversicherungs-Gesellschaft AG	17,720	3,227,086

		4,605,552

Total Germany		15,275,201

Hong Kong -- 1.5%
Telecommunications -- 0.9%
(4)China Mobile (Hong Kong) Ltd.	936,900	2,594,526

Transportation -- 0.6%
Cathay Pacific Airways Ltd.	1,270,100	$1,970,309

Total Hong Kong		4,564,835

Ireland -- 3.0%
Banks -- 2.0%
Bank of Ireland	517,400	6,018,238

Construction Materials -- 1.0%
CRH PLC	210,100	3,018,714

Total Ireland		9,036,952

Italy -- 4.9%
Insurance -- 0.8%
Riunione Adriatica di Sicurta SpA	205,100	2,353,476

Media -- 1.1%
(1)Mediaset SpA	474,400	3,270,832

Oil & Gas Products -- 1.8%
(1)ENI SpA	360,100	5,452,914

Telecommunications -- 1.2%
Telecom Italia SpA	698,300	3,739,323

Total Italy		14,816,545

Japan -- 12.4%
Air Freight & Couriers -- 0.9%
(1)Yamato Transport	157,900	2,679,652

Automotive -- 3.2%
(1)Honda Motor Co., Ltd.	47,100	1,991,342
Nissan Motor Co., Ltd.	1,062,200	7,747,212

		9,738,554

Chemical -- 0.6%
Takeda Chemical Industries, Ltd.	43,900	1,852,352

Financial Services -- 0.5%
Nomura Securities Co., Ltd.	108,700	1,430,902

Insurance -- 0.7%
(4)Millea Holdings, Inc.	272	2,203,765

Leisure & Recreation -- 2.3%
(1)(4)Sega Enterprises	285,200	6,833,655

Office Equipment -- 1.0%
(1)Ricoh Co., Ltd.	168,800	3,013,905

Retail -- 1.7%
Ito-Yokado Co., Ltd.	121,900	5,184,613

Telecommunications -- 1.5%
Nippon Television Network Corp.	318	$1,623,009
NTT DoCoMo, Inc.	1,420	3,013,770

		4,636,779

Total Japan		37,574,177

Korea, Republic of -- 5.4%
Automotive -- 0.9%
Hyundai Motor Co., Ltd.	94,760	2,691,821

Banks -- 1.3%
Kookmin Bank	75,663	3,552,728

(4)Kookmin Bank, ADR	9,174	429,343

		3,982,071

Electronics -- 2.0%
Samsung Electronics Co.	21,360	5,907,060

Metals & Mining -- 0.2%
Pohang Iron and Steel Co. Ltd., ADR	25,200	575,820

Telecommunications -- 1.0%
SK Telecom Co., Ltd., ADR	76,400	1,662,464
(4)KT Corp., ADR	60,300	1,369,413

		3,031,877

Total Korea, Republic of		16,188,649

Mexico -- 5.0%
Beverages & Foods -- 1.5%
(4)Fomento Economico Mexicano, SA de CV, ADR	45,600	1,717,752
Grupo Modelo, SA de CV, Class C	1,153,100	2,895,834

		4,613,586

Broadcasting & Cable TV -- 1.0%
(4)Grupo Televisa SA, GDR	95,800	3,040,692

Financial Sevices -- 1.1%
Grupo Financiero BBVA Bancomer, SA de CV	4,198,400	3,328,232

Retail -- 0.3%
Wal-Mart de Mexico SA de CV	278,900	754,985

Telecommunications -- 1.1%
Telefonos de Mexico, SA de CV, Class L, ADR	110,400	3,271,152

Total Mexico		15,008,647

Netherlands -- 6.3%
Chemicals -- 1.1%
Akzo Nobel NV	88,900	$3,314,913

Domestic & International Oil -- 1.0%
(1)Royal Dutch Petroleum Co.	68,700	3,099,366

Financial Services -- 1.8%
(1)ING Group NV	199,900	4,364,115
(1)Van der Moolen Holding NV	39,900	864,815

		5,228,930

Transportation -- 2.4%
TPG NV	369,900	7,295,493

Total Netherlands		18,938,702

Russia -- 1.3%
Domestic & International Oil -- 1.3%
YUKOS, ADR	30,500	3,965,930

Singapore -- 0.3%
Technologies -- 0.3%
Singapore Technologies Engineering Ltd.	794,400	789,928

South Africa -- 0.7%
Paper & Forest Products -- 0.7%
Sappi Ltd.	178,400	2,150,520

Sweden -- 4.3%
Commercials Services -- 0.7%
(4)Alfa Laval AB	214,700	1,942,015

Household Product/Wares -- 1.0%
(1)Electrolux AB, Class B	181,800	3,124,409

Industrial Services -- 2.1%
Sandvik AB	136,600	3,168,901
Atlas Copco AB, Class A	156,710	3,235,191

		6,404,092

Paper & Forest Products -- 0.5%
Svenska Cellulosa AB, Class B	43,290	1,476,445

Total Sweden		12,946,961

Switzerland -- 7.2%
Banks -- 1.8%
(1)UBS AG	115,390	5,436,541

Beverages & Foods -- 2.1%
(1)Nestle SA	28,770	6,173,491

Construction Materials -- 1.0%
(1)Holcim Ltd.	16,170	3,006,417

Insurance -- 0.9%
(1)Swiss Re	37,540	$2,651,766

Pharmaceuticals & Healthcare -- 1.4%
(1)Novartis AG	107,030	4,343,681

Total Switzerland		21,611,896

Taiwan -- 0.5%
Electrical Equipment -- 0.5%
(4)Taiwan Semiconductor Manufacturing Co., ADR	198,800	1,624,196

United Kingdom -- 24.0%
Aerospace & Defense -- 1.2%
BAE Systems PLC	762,100	3,609,512

Banks -- 2.8%
Royal Bank of Scotland PLC, Edinburgh	225,500	5,385,519
Standard Chartered PLC	275,200	3,152,065

		8,537,584

Beverages & Foods -- 1.8%
Diageo PLC	435,700	5,273,626

Containers & Metal/Glass -- 1.0%
Rexam PLC	427,500	2,951,114

Domestic & International Oil -- 1.1%
BP Amoco PLC	443,400	3,434,906

Gas Distribution -- 0.5%
BG Group PLC	336,900	1,405,319

Healthcare Equipment & Supplies -- 0.9%
Smith & Nephew PLC	492,800	2,841,267

Hotels & Motels -- 0.9%
Six Continents PLC	275,800	2,591,182

Leisure & Recreation -- 1.4%
Hilton Group PLC	596,900	1,764,615
(4)P&O Princess Cruises PLC	364,300	2,368,228

		4,132,843

Manufacturing -- 0.5%
Smiths Group PLC	130,700	1,476,772

Media -- 0.5%
WPP Group PLC	203,900	1,502,240

Description	Shares or Principal Amount	Value

Metals & Mining -- 0.7%
Rio Tinto PLC	111,800	$1,962,320

MultiMedia -- 1.6%
Pearson PLC	260,200	2,585,576
Reed International PLC	260,800	2,329,155

		4,914,731

Pharmaceuticals & Healthcare -- 2.2%
(4)GlaxoSmithKline PLC	359,744	6,770,834

Retail -- 4.4%
Kingfisher PLC	2,976,018	9,799,867
Next PLC	258,900	3,378,117

		13,177,984

Telecommunications -- 1.6%
Vodafone Group PLC	2,953,721	4,731,784

Tobacco -- 0.9%
British American Tobacco PLC	242,600	2,819,978

Total United Kingdom		72,133,996

Total Common Stocks (identified cost $314,559,418)		303,578,274

(3)Repurchase Agreement -- 0.5%
State Street Corp., 0.85%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	$1,548,000	1,548,000

Total Investments (identified cost $316,107,418)		$305,126,274

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities -- 4.6%
Green Tree Home Equity Loan Trust (Series 1998-B), Class B1, 7.810%, 11/15/2029	$6,000,000	$6,232,399
Greenwich Capital Acceptance (Series 1995-BA1), Class A4, 7.150%, 8/10/2020	10,643,000	11,460,286

Total Asset-Backed Securities (identified cost $16,665,899)		17,692,685

Collateralized Mortgage Obligations -- 19.9%
(5)(6)Federal Home Loan Mortgage Corp., 1.940%, 9/25/2002, REMIC (Series T-32-A1)	14,700,835	14,682,225
(5)(6)Federal Home Loan Mortgage Corp., 2.563%, 9/15/2002, REMIC (Series 1624-FA)	$2,724,375	$2,730,494
Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC (Series 1666H)	15,000,000	16,231,070
(6)Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK)	10,000,000	10,771,873
(5)(6)Federal National Mortgage Association, 2.060%, 9/25/2002, REMIC (Series 2001-25-FA)	20,940,290	20,729,455
Federal National Mortgage Association, 6.022%, 11/25/2010	10,000,000	10,913,488

Total Collateralized Mortgage Obligations (identified cost $71,515,992)		76,058,605

Corporate Bonds -- 1.8%
(5)HSB Group, Inc., FRN, 2.770%, 10/15/2002	3,000,000	2,828,094
(5)TXU Gas Capital, FRN, 3.210%, 10/1/2002	5,000,000	3,960,795

Total Corporate Bonds (identified cost $7,909,300)		6,788,889

Mortgage Backed Securities -- 66.4%
Federal Home Loan Mortgage Corporation -- 18.1%
5.000%, 8/1/2014	12,529,301	12,705,210
6.000%, 6/15/2011	5,000,000	5,520,705
6.500%, 9/1/2016	4,203,886	4,399,461
(1)6.500%, 2/1/2031	16,371,473	16,948,434
(7)6.500%, 10/1/2032	15,000,000	15,501,600
7.000%, 11/1/2009	2,156,918	2,284,185
7.500%, 9/1/2013	780,814	831,900
7.500%, 4/1/2024	2,138,333	2,267,806
7.500%, 4/1/2027	1,689,981	1,787,085
8.000%, 8/1/2030	2,843,753	3,030,272
8.500%, 9/1/2024	863,680	935,672
9.000%, 6/1/2019	1,308,992	1,448,281
9.500%, 2/1/2025	1,225,484	1,367,597

		69,028,208

Federal National Mortgage Association -- 26.5%
6.000%, 9/1/2013	9,644,061	10,054,375
6.500%, 9/1/2016	4,370,818	4,575,955
6.500%, 9/1/2016	8,384,476	8,777,987
6.500%, 12/1/2031	4,563,091	4,718,694
(7)6.500%, 11/1/2032	25,000,000	25,742,200
7.000%, 12/1/2010	3,801,797	4,030,652
7.000%, 3/1/2029	$4,434,074	$4,624,852
7.000%, 7/1/2029	9,781,626	10,202,485
7.000%, 2/1/2030	8,160,227	8,511,325
(1)7.500%, 12/1/2009	6,297,098	6,734,252
(6)7.500%, 10/1/2030	4,388,749	4,622,949
8.000%, 10/1/2028	4,733,011	5,088,822
8.000%, 4/1/2030	3,231,734	3,444,679

		101,129,227

Government National Mortgage Association -- 21.8%
6.500%, 12/15/2029	4,968,491	5,169,908
(7)6.500%, 10/1/2032	20,000,000	20,737,600
(1)7.000%, 4/15/2029	6,413,460	6,723,170
(1)7.000%, 5/15/2029	4,374,255	4,584,362
(1)7.000%, 6/15/2029	6,513,871	6,826,749
(1)7.000%, 8/15/2031	5,747,841	6,021,863
(1)7.500%, 8/15/2025	8,127,315	8,638,882
(1)7.500%, 8/15/2025	1,802,535	1,917,957
(1)7.500%, 12/15/2025	6,422,391	6,826,644
(1)7.500%, 2/15/2027	8,934,626	9,466,695
(1)8.500%, 6/15/2010	1,652,729	1,800,833
(1)9.000%, 11/15/2009	2,699,988	2,924,537
(1)9.000%, 1/15/2010	849,779	927,682
(1)9.500%, 10/15/2024	531,137	599,267

		83,166,149

Total Mortgage Backed Securities (identified cost $241,770,303)		253,323,584

U.S. Treasury Notes -- 7.9%
4.375%, 8/15/2012	19,000,000	19,367,384
(1)4.875%, 2/15/2012	10,000,000	10,592,970

Total U.S. Treasury Notes (identified cost $29,238,828)		29,960,354

Total Investments in Securities (identified cost $367,100,322)		383,824,117

(3)Repurchase Agreements -- 15.3%
Bear Stearns Co., Inc., 1.800%, dated 8/1/2002, due 9/3/2002	10,000,000	10,000,000
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002	48,385,876	48,385,876

Total Repurchase Agreements (at amortized cost)		58,385,876

Total Investments (identified cost $425,486,198)		$442,209,993

Intermediate Bond Fund

Description	Principal Amount	Value

Asset-Backed Securities -- 8.5%
Citibank Credit Card Issuance Trust, (Series 2002-A1), Class A1, 4.950%, 2/9/2009	$6,000,000	$6,310,545
Citibank Credit Card Master Trust I, (Series 1999-7), Class A, 6.650%, 11/15/2006	5,000,000	5,421,882
(5)(8)(9)DLJ Commercial Mortgage Corp., (Series 1998-STF2), Class A1, 2.469%, 9/5/2002	715,169	713,939
(1)DaimlerChrysler Auto Trust, (Series 2000-C) Class A3, 6.820%, 9/6/2004	3,808,618	3,881,194
First USA Credit Card Master Trust, (Series 1998-9), Class A, 5.280%, 9/18/2006	7,750,000	8,073,944
Ford Credit Auto Owner Trust, (Series 2000-G), Class A4, 6.620%, 7/15/2004	5,918,545	6,050,204
Green Tree Home Equity Loan Trust, (Series 1998-B), Class B1, 7.810%, 11/15/2029	7,000,000	7,271,132
J.P. Morgan Commercial Mortgage Finance Corp., (Series 1997-C5), Class A2, 7.069%, 9/15/2029	6,760,314	7,266,747
(8)(9)Pegasus Aviation Lease Securitization, (Series 1999-1A), Class A1, 6.300%, 3/25/2029	1,939,635	1,844,029
(8)(9)Systems 2001 Asset Trust, Pass Thru Cert., 6.664%, 9/15/2013	6,344,763	6,796,140

Total Asset-Backed Securities (identified cost $51,341,322)		53,629,756

Collateralized Mortgage Obligations -- 4.9%
(8)(9)Criimi Mae CMBS Corp., (Series 1998-1), Class A2, 6.009%, 2/20/2005	5,000,000	5,301,367
(8)(9)Criimi Mae CMBS Corp., (Series 1998-1), Class A3, 6.306%, 6/20/2030	6,000,000	6,416,189
Fannie Mae, (Series 1993-137), Class PH, 6.550%, 12/25/2021	7,000,000	7,194,550
Federal Home Loan Mortgage Corp., (Series 1829), Class H, 6.500%, 10/15/2021	1,117,081	1,121,661
Government National Mortgage Association, (Series 2000-12), Class AC, 7.500%, 11/16/2027	2,170,334	2,219,720
Government National Mortgage Association, (Series 2001-5), Class PK, 5.950%, 7/20/2024	7,118,965	7,277,632
(8)(9)Prudential Home Mortgage Securities, (Series 1993-H), Class 2B, 6.751%, 9/28/2008	1,465,454	1,513,103

Total Collateralized Mortgage Obligations (identified cost $29,934,161)		31,044,222

Corporate Bonds & Notes -- 54.6%
Automotive & Related -- 8.8%
Ford Motor Credit Co., Note, 6.125%, 3/20/2004	8,000,000	8,054,024
(1)Ford Motor Credit Co., Note, 6.500%, 1/25/2007	4,000,000	3,943,856
(1)Ford Motor Credit Co., Note, 6.700%, 7/16/2004	7,000,000	7,122,850
Ford Motor Credit Co., Note, 7.375%, 10/28/2009	485,000	475,349
Ford Motor Credit Co., Note, 7.750%, 3/15/2005	5,000,000	5,174,645
General Motors Acceptance Corp., Note, 6.125%, 9/15/2006	5,000,000	5,049,255
(1)General Motors Acceptance Corp., Note, 6.380%, 1/30/2004	3,000,000	3,074,772
(1)General Motors Acceptance Corp., Note, 6.875%, 9/15/2011	7,000,000	6,985,251
(1)General Motors Acceptance Corp., Note, 6.875%, 8/28/2012)	5,000,000	4,943,225
General Motors Acceptance Corp., Unsecd. Note, 7.000%, 6/6/2003	6,000,000	6,158,802
(1)General Motors Corp., Note, 7.200%, 1/15/2011	5,000,000	5,107,805

		56,089,834

Banks -- 5.3%
(1)Bank One Corp., Sub. Note, 7.875%, 8/1/2010	5,000,000	5,900,860
Citicorp, Sub. Note, (Series F), 6.375%, 11/15/2008	7,000,000	7,571,914
Citigroup, Inc., Note, 5.750%, 5/10/2006	5,000,000	5,295,745
Corestates Capital, Company Guarantee, 6.750%, 11/15/2006	5,790,000	6,388,535
(1)J.P. Morgan Chase & Co., Note, 5.250%, 5/30/2007	8,000,000	8,244,304

		33,401,358

Beverages & Foods -- 1.9%
Anheuser-Busch Cos., Inc., Deb., 9.000%, 12/1/2009	5,000,000	6,377,490
(1)The Kroger Co., Company Guarantee, 6.750%, 4/15/2012	5,000,000	5,401,215

		11,778,705

Broker/Dealers -- 3.7%
Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	2,000,000	2,177,580
Lehman Brothers, Inc., Note, 6.250%, 5/15/2006	1,000,000	1,069,477
Merrill Lynch & Co., Inc., Note, (Series MTNB), 5.350%, 6/15/2004	6,500,000	6,779,734
(1)Morgan Stanley, Note, 6.600%, 4/1/2012	7,000,000	7,467,782
PaineWebber Group, Inc., Note, 6.450%, 12/1/2003	6,000,000	6,326,136

		23,820,709

Chemicals -- 0.6%
(1)(8)(9)Dow Chemical Co., Note, 5.250%, 5/14/2004	3,500,000	3,578,138

Construction Equipment -- 0.3%
CRH America, Inc., Note, 6.950%, 3/15/2012	2,000,000	2,204,216

Consumer Cyclical -- 0.3%
(1)Tyco International Group, Company Guarantee, 5.800%, 8/1/2006	2,500,000	2,114,615

Domestic & International Oil -- 2.3%
Conoco, Inc., Sr. Note, 6.350%, 4/15/2009	6,000,000	6,477,906
Occidental Petroleum Corp., Sr. Note, 6.500%, 4/1/2005	3,500,000	3,767,971
PanCanadian Energy Corp., Bond, 6.300%, 11/1/2011	4,000,000	4,166,088

		14,411,965

Federal National Mortgage Association -- 1.8%
Fannie Mae, Note, 6.625%, 10/15/2007	10,000,000	11,379,040

Financial Services -- 11.7%
(1)Countrywide Home Loans, Inc., Company Guarantee, (Series MTNK), 5.625%, 5/15/2007	7,000,000	7,231,861
(5)(8)(9)Credit Suisse, London, Sub. Note, 7.900%, 5/1/2007	5,000,000	5,427,165
EOP Operating LP, Note, 7.375%, 11/15/2003	4,000,000	4,189,872
General Electric Capital Corp., Note, (Series A), 6.500%, 12/10/2007	5,000,000	5,565,985
General Electric Capital Corp., Note, (Series MTNA), 6.800%, 11/1/2005	4,000,000	4,410,764
(1)Household Finance Corp., Note, 7.000%, 5/15/2012	6,000,000	6,039,234
Household Netherlands BV, Company Guarantee, 6.200%, 12/1/2003	4,000,000	4,081,680
International Lease Finance Corp., Note, 5.625%, 6/1/2007	5,000,000	5,115,585
(1)(5)MBNA Global Capital Securities, Jr. Sub. Deb., (Series B), 2.623%, 11/1/2002	5,000,000	3,442,335
(1)National Rural Utilities Cooperative Finance Corp., Note, 5.75%, 8/28/2009	3,500,000	3,503,248
SLM Corporation, Note, (Series MTNA), 5.625%, 4/10/2007	5,000,000	5,345,735
(5)UBS Preferred Funding Trust II, Bank Guarantee, 8.622%, 10/1/2002	7,000,000	8,288,308
Wells Fargo Financial, Inc., Note, 4.875%, 6/12/2007	5,000,000	5,187,610
Wells Fargo Financial, Inc., Note, 5.875%, 8/15/2008	6,000,000	6,447,588

		74,276,970

Forest Products & Paper -- 0.4%
Reed Elsevier, Capital, Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,648,525

Household Product/ Wares -- 0.9%
(1)Procter & Gamble Co., Unsub., 6.600%, 12/15/2004	5,000,000	5,428,760

Insurance -- 4.7%
(8)(9)AIG SunAmerica Global Financial, Note, 5.850%, 8/1/2008	7,000,000	7,494,739
(8)(9)Allstate Financial Global, Note, 7.125%, 9/26/2005	5,500,000	6,093,522
(5)HSB Group, Inc., Company Guarantee, (Series B), 2.770%, 10/15/2002	4,000,000	3,770,792
(8)(9)John Hancock Financial Services, Inc., 6.500%, 3/1/2011	3,500,000	3,691,149
MGIC Investment Corp., Sr. Note, 6.00%, 3/15/2007	3,000,000	3,218,499
Prudential Funding Corp., Note, (Series MTN), 6.600%, 5/15/2008	5,000,000	5,336,375

		29,605,076

Media -- 2.4%
(1)AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,000	3,703,788
(1)AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	3,000,000	2,708,313
(1)Comcast Corp., Sr. Note, 6.750%, 1/30/2011	3,000,000	2,761,395
(1)Viacom, Inc., Note, 5.625%, 5/1/2007	6,000,000	6,273,840

		15,447,336

Metals -- 0.3%
(1)Alcoa, Inc., Note, 5.875%, 6/1/2006	1,965,000	2,110,872

Telecommunications -- 4.1%
AT&T Wireless Services, Inc., Note, 8.125%, 5/1/2012	2,000,000	1,713,232
BT Group PLC, Note, 7.875%, 12/15/2005	5,000,000	5,480,015
(1)BT Group PLC, Note, 8.375%, 12/15/2010	5,000,000	5,726,500
SBC Communications, Inc., Note, 5.875%, 8/15/2012	3,000,000	3,052,983
Telstra Corp. Ltd., Note, 6.375%, 4/1/2012	5,000,000	5,375,905
(1)(8)(9)Verizon Global Funding Corp., Note, 7.250%, 12/1/2010	3,000,000	2,997,681
Verizon Global Funding Corp., Note, 7.375%, 9/1/2012	2,000,000	1,995,092

		26,341,408

Transportation -- 1.7%
American Trans Air, (Series 2001-1G), Pass Through Cert., 8.039%, 1/15/2016	4,658,802	4,608,302
Continental Airlines, Inc., Pass Through Cert., 6.541%, 9/15/2009	3,377,090	3,054,740
Delta Air Lines, Inc., Equipment Trust, (Series 1993-A2), 10.500%, 4/30/2016	4,000,000	3,425,020

		11,088,062

Utilities-Electric -- 2.5%
Limestone Electronic Trust, Sr. Note, 8.625%, 3/15/2003	5,000,000	4,953,150
(8)(9)Pinnacle Partner, Sr. Note, 8.830%, 8/15/2004	3,000,000	2,791,695
(8)(9)Southern Power Co., Sr. Note, 6.25%, 7/15/2012	3,000,000	3,168,684
TransAlta Corp., Note, 6.750%, 7/15/2012	5,000,000	5,196,380

		16,109,909

Utilities-Natural Gas -- 0.9%
(5)TXU Gas Capital I, Company Guarantee, 3.210%, 10/1/2002	7,000,000	5,545,113

Total Corporate Bonds & Notes (identified cost $339,682,222)		347,380,611

Government Agencies -- 8.7%
Federal Home Loan Bank -- 0.8%
5.430%, 11/17/2008	5,000,000	5,397,265

Federal National Mortgage Association -- 6.2%
5.500%, 2/15/2006	10,000,000	10,835,530
6.250%, 2/1/2011	16,000,000	17,444,032
7.000%, 7/15/2005	10,000,000	11,171,500

		39,451,062

Tennessee Valley Authority -- 1.7%
5.625%, 1/18/2011	10,000,000	10,661,870

Total Government Agencies (identified cost $52,074,058)		55,510,197

Mortgage Backed Securities -- 7.9%
Federal Home Loan Mortgage Corporation -- 1.3%
(1)7.500%, 2/1/2031	5,578,686	5,877,907
(1)7.500%, 6/1/2031	2,036,164	2,145,392

		8,023,299

Federal National Mortgage Association -- 4.5%
6.500%, 10/1/2031	14,365,225	14,855,084
(1)7.000%, 12/1/2015	8,123,133	8,601,515
7.635%, 8/1/2011	4,706,033	5,340,424

		28,797,023

Government National Mortgage Association -- 2.1%
7.000%, 3/15/2032	13,043,158	13,664,561

Total Mortgage Backed Securities (identified cost $49,219,891)		50,484,883

U.S. Treasury Securities -- 8.0%
U.S. Treasury Notes -- 8.0%
(1)4.375%, 5/15/2007	3,000,000	3,160,197
4.375%, 8/15/2012	25,000,000	25,483,400
(1)4.875%, 2/15/2012	3,000,000	3,177,891
5.000%, 8/15/2011	500,000	535,001
6.000%, 8/15/2004	2,000,000	2,149,220
(1)7.250%, 5/15/2004	15,000,000	16,318,950

Total U.S. Treasury Securities (identified cost $50,041,621)		50,824,659

Total Investments in Securities (identified cost $572,293,275)		588,874,328

(3)Repurchase Agreement -- 6.5%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	41,098,877	41,098,877

Total Investments (identified cost $613,392,152)		$629,973,205

Intermediate Tax-Free Fund

Description/Credit Rating(10)	Principal Amount	Value

Long-Term Municipals -- 96.8%
Arizona -- 7.4%
Maricopa County, AZ, School District No. 214 Tolleson Unified High, GO UT, 5.100% (FSA INS)/(Original Issue Yield: 5.099%), 7/1/2010, Callable 7/1/2009 @ 101, AAA / Aaa	$1,000,000	$1,103,560
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series A), 5.000% (MBIA INS)/(Original Issue Yield: 4.590%), 7/1/2013, AAA / Aaa	1,885,000	2,078,797
Mesa, AZ, Street and Highway, Refunding Revenue Bond, 4.000% (FSA), 7/1/2014, Callable 7/1/2012 @ 100, AAA / Aaa	2,120,000	2,126,742
Phoenix, AZ ,Civic Improvement Corp., 5.125% (FGIC INS)/(Original Issue Yield: 4.570%), 7/1/2014, AAA / Aaa	2,000,000	2,228,160
Phoenix, AZ, Civic Improvement Corp., Water Systems Refunding Revenue Bonds, 5.250% (FGIC LOC)/(Original Issue Yield: 4.690%), 7/1/2016, AAA / Aaa	500,000	559,060

		8,096,319

Arkansas -- 1.2%
Arkansas Development Finance Authority, Revenue Bonds, 5.000% (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020, Callable 7/1/2007 @ 102, AAA / Aaa	$1,300,000	$1,345,578

Colorado -- 5.0%
El Paso County, CO, School District No. 49, GO UT, 5.750% (FGIC)/(Original Issue Yield: 4.750%), 12/1/2013, AAA / Aaa	1,875,000	2,157,506
Larimer County, CO, School District, GO UT, 5.500% (FGIC INS)/(Original Issue Yield: 4.420%), 12/15/2006, AAA / Aaa	3,000,000	3,369,330

		5,526,836

Connecticut -- 1.7%
Connecticut State, CT, Ad Valorem Property Tax, GO UT, (Series C), 5.000% (Original Issue Yield: 3.280%), 12/15/2007, AA / Aa2	1,700,000	1,892,831

Florida -- 1.0%
Orange County, FL, Health Facilities Authority, Refunding Revenue Bonds, (Adventist Health Systems), 5.550% (Original Issue Yield: 5.750%), 11/15/2004, A- / Baa1	1,060,000	1,123,208

Georgia -- 0.9%
Burke County, GA, Development Authority, PCR Bonds, 6.250% (Oglethorpe Power Corp. Vogtle B)/(MBIA INS), 1/1/2003, AAA / Aaa	1,000,000	1,015,930

Hawaii -- 1.0%
Hawaii State Airport System, Refunding Revenue Bonds, 5.250% (FGIC INS)/(Original Issue Yield: 4.770%), 7/1/2011, AAA / Aaa	1,000,000	1,095,990

Illinois -- 2.1%
Du Page County, IL, GO UT, 5.000% (Original Issue Yield: 4.460%), 1/1/2015, AAA / Aaa	1,000,000	1,064,300
University of Illinois, 5.250% (AMBAC INS)/(Original Issue Yield: 4.530%), 4/1/2013, AAA / Aaa	$1,060,000	$1,185,907

		2,250,207

Indiana -- 3.4%
Indianapolis, IN, Marion County Indiana Public Library, GO UT, 5.800%, 7/1/2012, Callable 1/1/2009 @ 101, Aa2	1,425,000	1,645,362
Petersburg, IN, PCA, Revenue Bonds, 6.100% (MBIA INS)/(Original Issue Yield: 6.099%), 1/1/2016, Callable 1/1/2003 @ 102, AAA / Aaa	2,000,000	2,066,860

		3,712,222

Iowa -- 2.8%
Iowa Finance Authority, Solid Waste Disposal Project, Revenue Bonds, AMT, 6.000% (Ipsco, Inc.), Due 6/1/2027, Mandatory Tender 6/1/2007, Callable 6/1/2007 @ 100, NR	3,000,000	3,101,910

Kansas -- 1.1%
Sedgwick County, KS, Unified School District, District No. 259, 6.000%, (Original Yield: 4.640%) 9/1/2008, AA / Aa3	1,000,000	1,158,580

Kentucky -- 2.7%
Kentucky State Property & Buildings Commission, Refunding Revenue Bonds, 6.000% (FSA INS)/(Original Issue Yield: 5.510%), 2/1/2011, Callable 2/1/2010 @ 100, AAA / Aaa	2,565,000	2,989,148

Massachusetts -- 2.7%
Massachusetts State, (Series A), 6.000% (Original Issue Yield: 5.670%), 2/1/2014, Callable 2/1/2010 @ 101, AA- / Aa2	2,500,000	2,938,175

Michigan -- 8.0%
Armada, MI, Area Schools, GO UT, 4.550% (Q-SBLF LOC), 5/1/2015, Callable 5/1/2012 @ 100, AAA	765,000	784,201
Detroit, MI, City School District, (Series B), 5.000% (FGIC INS)/(Original Issue Yield: 4.500%), 5/1/2009, AAA / Aaa	$3,300,000	$3,634,686
Michigan Municipal Bond Authority, Clean Water Revenue Fund, Refunding Revenue Bonds, 4.000% (Original Issue Yield: 4.670%), 10/1/2004, AAA / Aaa	2,500,000	2,622,325
Michigan State Building Authority, (Series I), 5.500% (Original Issue Yield: 4.250%), 10/15/2009, AA+ / Aa1	1,500,000	1,703,520

		8,744,732

Minnesota -- 6.1%
Minneapolis/St. Paul, MN, Housing Authority, Refunding Revenue Bonds, AMT, 6.750%, (Group Health Plan, Inc. Project), 12/1/2013, Callable 12/1/2002 @ 102, BBB+ / Baa1	1,000,000	1,023,220
Minneapolis/St. Paul, MN, Metropolitan Airports Commission, (Series B), AMT, 5.250% (FGIC INS)/(Original Issue Yield: 4.070%), 1/1/2006, AAA	3,000,000	3,240,420
Mounds View, MN, Independent School District No. 621, GO UT, 5.000% (MBIA INS)/(Original Issue Yield: 4.450%), 2/1/2013, NR / Aaa	2,235,000	2,432,440

		6,696,080

Nevada -- 4.4%
Clark County, NV, School District, GO UT, 5.250% (Original Issue Yield: 4.880%), 6/15/2013, Callable 6/15/2009 @ 100, AAA / Aaa	2,500,000	2,716,225
Clark County, NV, School District, GO UT, (Series D), Refunding Bonds, 5.250%, 6/15/2014, Callable 6/15/2011 @ 105, AAA / Aaa	1,880,000	2,093,267

		4,809,492

New Mexico -- 3.5%
New Mexico State Highway Commission, Refunding Revenue Bonds, 6.000% (Original Issue Yield: 5.370%), 6/15/2010, Callable 6/15/2009 @ 100, AA + / Aa2	$3,325,000	$3,822,486

New York -- 2.4%
Oswego County, NY, GO UT , 6.700% (Original Issue Yield: 6.800%), 6/15/2010, A2	1,100,000	1,328,635
Oswego County, NY, GO UT, 6.700% (Original Issue Yield: 6.800%), 6/15/2011, A2	1,100,000	1,347,181

		2,675,816

North Dakota -- 4.7%
Fargo, ND, Meritcare Obligated, (Series A), 5.750% (FSA INS)/(Original Issue Yield: 5.300%), 6/1/2012, Callable 6/1/2010 @ 101, AAA / Aaa	2,940,000	3,353,658
North Dakota State Water Authority, Revenue Bonds, (Series A), 6.000%, (MBIA INS)/(Original Issue Yield: 5.390%), 8/1/2011, Callable 8/1/2010 @ 100, AAA	1,545,000	1,786,576

		5,140,234

Ohio -- 2.0%
Ohio HFA, Mortgage Refunding Revenue Bonds, AMT, Residential A-1 RMK, 5.150% (GNMA COL), 9/1/2002, NR / Aaa	1,180,000	1,180,000
Sidney, OH, Industrial Development, Refunding Revenue Bonds, 5.400% (Fort Wayne National Bank LOC)/(Original Issue Yield: 5.399%), 9/15/2005, Callable 9/15/2002 @ 104, NR	1,000,000	1,053,810

		2,233,810

Oregon -- 1.0%
Salem-Keizer, OR, School District No. 24J, 5.375% (FGIC INS)(School Board Guarantee), 6/1/2014, Callable 6/1/2009 @ 100, AAA / Aaa	1,000,000	1,084,760

Pennsylvania -- 6.3%
Commonwealth of Pennsylvania, 6.000% (Original Issue Yield: 5.540%), 1/15/2012, Callable 1/15/2010 @ 101, AA / Aa2	$4,000,000	$4,621,240
Pottsville, PA, Hospital Authority, 7.000% (Original Issue Yield: 7.500%), 7/1/2014, PRF 7/1/2004 @ 102, AAA	2,000,000	2,230,060

		6,851,300

South Carolina -- 3.9%
South Carolina State, GO UT, (Series B), 5.625%, (Original Issue Yield: 5.600%, 7/1/2011, Callable 7/1/2006 @ 102, AAA / Aaa	1,055,000	1,154,972
South Carolina State Public Service Authority, (Series A), 5.375% (MBIA INS)/(Original Issue Yield: 4.800%), 1/1/2006, AAA / Aaa	2,835,000	3,104,580

		4,259,552

South Dakota -- 1.5%
Heartland Consumers Power District, SD, Refunding Revenue Bonds, 5.900% (FSA INS)/(Original Issue Yield: 6.000%), 1/1/2004, AAA / Aaa	1,500,000	1,583,610

Tennessee -- 1.2%
Putnam County, TN, GO UT, 5.250% (FGIC INS)/(Original Issue Yield: 4.530%), 4/1/2013, A2	1,200,000	1,345,860

Texas -- 3.2%
Tarrant County, TX, HFDC, Revenue Bonds, 5.750% (Texas Health Resources System)/(MBIA INS), 2/15/2009, Callable 2/15/2008 @ 102, AAA / Aaa	2,000,000	2,257,580
Texas Water Development Board, State Revolving Fund Senior Lien Revenue Bonds, (Series A), 5.250% (Original Issue Yield: 4.900%), 7/15/2004, AAA / Aaa	1,180,000	1,258,871

		3,516,451

Virginia -- 3.7%
Loudoun County, VA, State Aid Withholding, GO UT, (Series B), 5.750%, 1/1/2011, Callable 1/1/2010 @ 101, AA / Aa1	$2,190,000	$2,511,558
Suffolk, VA, Redevelopment & Housing Authority, Revenue Refunding Bonds, 4.850%, (FNMA LIQ), 7/1/2031, Aaa	1,500,000	1,591,620

		4,103,178

Washington -- 1.0%
Port Longview, WA, IDC, Solid Waste Disposal Revenue Bonds, 6.875% (AMT for Individuals Only) (Weyerhaeuser Co.), 10/1/2008, A	1,000,000	1,119,290

Wisconsin -- 10.9%
Appleton, WI, Waterworks, Refunding Revenue Bonds, 5.000%, (FGIC INS)/ (Original Issue Yield: 4.580%), 1/1/2013, NR / Aaa	2,555,000	2,770,668
Cedarburg, WI, School District, (Series B), 5.375% (FSA INS)/(Original Issue Yield: 5.000%), 3/1/2016, Callable 3/1/2011 @ 100, Aaa	940,000	1,012,615
Cedarburg, WI, School District, GO UT, (Series B), Refunding Bonds, 5.375% (Original Issue Yield: 4.930%), 3/1/2015, Callable 3/1/2011 @ 100, Aaa	895,000	972,104
Green Bay, WI, Area Public School District, GO UT, 5.000% (Original Issue Yield: 4.740%), 4/1/2009, Aa2	2,250,000	2,470,095
Kenosha County, WI, (Series A), 5.000% (FGIC INS)/(Original Issue Yield: 4.500%), 3/1/2013, Callable 2/1/2010 @ 100, AAA / Aaa	1,535,000	1,637,584
Waukesha, WI, BANs 2.900%, 3/1/2004, NR	1,000,000	1,012,900
Wisconsin State, GO UT (Series C), Water Utility & Highway Improvement Bonds, 6.000%, 5/1/2014, Callable 5/1/2010 @ 100, AA / Aa3	1,750,000	2,047,903

		11,923,869

Total Long-Term Municipals (identified cost $100,184,761)		106,157,454

Description	Principal Amount	Value

Mutual Funds -- 4.2%
Federated Tax-Free Obligations Fund	2,559,506	$2,559,506
Fidelity Tax Exempt Money Market Fund	2,030,739	2,030,739

Total Mutual Funds (shares at net asset value)		4,590,245

Total Investments (identified cost $104,775,006)(11)		$110,747,699

Short-Term Income Fund

Description	Principal Amount	Value

Asset-Backed Securities -- 9.2%
Citibank Credit Card Master Trust I 1998-9, Class A, 5.300%, 1/9/2006	$1,220,000	$1,270,727
(5)(8)(9)DLJ Commercial Mortgage Corp., Series 1998-ST2A, Class A1, 2.468%, 9/5/2002	231,715	231,317
Daimler Chrysler Auto Trust, Class A3, 6.820%, 9/6/2004	1,233,992	1,257,507
First Franklin Mortgage Loan Asset Backed Certificates, Series 2002-FF1, Class 1A2, 3.790%, 4/25/2032	1,600,000	1,617,454
Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	684,860	700,095
Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.810%, 11/15/2029	3,000,000	3,116,199
Honda Auto Receivables Owner Trust, Series 2001-3, Class A4, 3.960%, 2/19/2007	1,300,000	1,334,406
(8)(9)Pegasus Aviation Lease Securitization, Series 1999-1A, Class A1, 6.300%, 3/25/2029	788,785	749,905
TMS Home Equity Trust, Series 1992-D2, Class A3, 7.550%, 1/15/2018	352,722	352,725

Total Asset-Backed Securities (identified cost $10,420,737)		10,630,335

Collateralized Mortgage Obligations -- 11.1%
Federal Home Loan Mortgage Corporation -- 2.9%
5.250%, 1/15/2010, Series 2368, Class TQ	1,620,000	1,653,281
5.500%, 5/15/2011, Series 2368, Class OC	1,620,000	1,680,867

		3,334,148

Federal National Mortgage Association -- 2.2%
6.550%, 12/25/2021, Series 1993-137, Class PH	$2,430,000	$2,497,537

Government National Mortgage Association -- 1.9%
5.950%, 7/20/2024, Series 2001-5, Class PK	1,156,832	1,182,615
7.500%, 11/16/2027, Series 2000-12, Class AC	1,011,817	1,034,841

		2,217,456

Other Financial -- 4.1%
(8)(9)Capital Asset Research Funding, Series 1997-A, Class A, 6.400%, 12/15/2004	456,528	456,528
(8)(9)Criimi Mae CMBS Corp., Series 1998-1, Class A2, 6.009%, 6/20/2030	3,240,000	3,435,286
Securitized Asset Sales, Inc., Series 1995-4, Class A5, 7.250%, 11/25/2025	793,100	799,473

		4,691,287

Total Collateralized Mortgage Obligations (identified cost $12,462,646)		12,740,428

Mortgage Backed-Pass Through Securities -- 7.8%
Federal Home Loan Mortgage Corporation -- 0.5%
9.000%, 7/1/2014	114,983	125,243
11.000%, 8/1/2019	404,500	458,826

		584,069

Federal National Mortgage Association -- 7.0%
7.000%, 12/1/2015	2,193,814	2,323,010
7.500%, 9/1/2015	1,910,949	2,043,644
8.000%, 8/1/2007	23,511	23,634
8.000%, 5/1/2008	439,313	462,597
9.000%, 7/1/2009	198,921	215,854
9.000%, 1/1/2015	116,607	128,753
9.500%, 12/1/2024	267,272	297,456
9.500%, 1/1/2025	475,858	529,598
9.500%, 1/1/2025	405,948	451,683
9.500%, 1/1/2025	297,731	331,355
10.000%, 7/1/2020	257,711	296,128
10.500%, 1/1/2022	213,943	246,416
11.000%, 12/1/2015	629,669	713,065

		8,063,193

Government National Mortgage Association -- 0.3%
9.000%, 12/15/2019	$336,111	$373,247

Total Mortgage Backed-Pass Through Securities (identified cost $8,741,549)		9,020,509

Ford Motor Credit Co., Note, 7.500%, 6/15/2003	1,220,000	1,255,173
Ford Motor Credit Co., Sr. Note, 6.125%, 3/20/2004	1,620,000	1,630,940
General Motors Acceptance Corp., Note, 6.380%, 1/30/2004	1,620,000	1,660,377
General Motors Acceptance Corp., Sr. Note, 5.750%, 11/10/2003	1,220,000	1,240,816

		5,787,306

Banks -- 2.2%
First Chicago Corp., Sub. Note, 6.875%, 6/15/2003	1,220,000	1,265,045
NationsBank Corp., 6.125%, 7/15/2004	1,220,000	1,294,097

		2,559,142

Broker/Dealers -- 3.9%
Goldman Sachs Group, Inc., Bond, 7.625%, 8/17/2005	810,000	898,110
Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003	810,000	849,875
Merrill Lynch & Co., Inc., Note, Series MTNB, 5.350%, 6/15/2004	1,050,000	1,095,188
Morgan Stanley, Dean Witter & Co., Unsub., 6.100%, 4/15/2006	810,000	857,342
PaineWebber Group, Inc., Note, 6.450%, 12/1/2003	810,000	854,028

		4,554,543

Chemicals -- 1.4%
(8)(9)Dow Chemical Co., Note, Series 144A, 5.250%, 5/14/2004	1,620,000	1,656,166

Domestic & International Oil -- 0.9%
Occidental Petroleum Corp., 6.500%, 4/1/2005	970,000	1,044,266

Electric -- 1.6%
(5)TXU Gas Capital, 3.210%, 10/1/2002	2,430,000	1,924,946

Energy -- 0.3%
(4)(8)(9)Osprey Trust, Sr. Secd. Note, 8.310%, 1/15/2003	$2,000,000	$330,000

Equipment -- 0.9%
(8)(9)Regional Jet Equipment Trust, Note, Series 144A, 7.771%, 9/5/2004	1,010,196	1,028,162

Federal Home Loan Mortgage Corp. -- 2.8%
Federal Home Loan Mortgage Corp., Note, 7.375%, 5/15/2003	3,050,000	3,169,932

Financial Services -- 3.0%
Boeing Capital Corp., Sr. Note, 7.100%, 9/27/2005	610,000	657,390
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	1,220,000	1,287,843
MBNA Global Capital Securities, Jr. Sub. Deb., 2.623%, 2/1/2027	1,000,000	688,467
Salomon Smith Barney Holdings, Inc., Note, 6.250%, 5/15/2003	810,000	833,598

		3,467,298

Forest Products & Paper -- 0.5%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	519,111

Healthcare -- 1.5%
Abbott Laboratories, Note, 5.125%, 7/1/2004	1,620,000	1,692,011

Industrial Services -- 0.3%
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	346,797

Insurance -- 3.8%
(8)(9)Allstate Financial Global, Note, 7.125%, 9/26/2005	750,000	830,935
HSB Group, Inc., Company Guarantee, 2.770%, 7/15/2027	2,430,000	2,290,756
MGIC Investment Corp., Sr. Note, 7.500%, 10/15/2005	1,095,000	1,221,579

		4,343,270

Leasing -- 2.0%
General Electric Capital Corp., Note, 5.000%, 6/15/2007	$1,000,000	$1,044,945
General Electric Capital Corp., Note, 5.375%, 4/23/2004	1,210,000	1,265,889

		2,310,834

Media -- 2.3%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	810,000	750,017
Gannett Co., Inc., Note, 4.950%, 4/1/2005	955,000	1,001,314
Walt Disney Co., 7.300%, 2/8/2005	810,000	869,145

		2,620,476

Metals -- 0.6%
Alcoa, Inc., Note, 5.875%, 6/1/2006	620,000	666,026

Papers -- 0.9%
Weyerhaeuser Co., Unsecd. Note, 5.500%, 3/15/2005	1,010,000	1,045,703

Real Estate -- 0.7%
EOP Operating LP, Sr. Note, 6.375%, 2/15/2003	810,000	823,126

Telecommunications -- 1.8%
British Telecommunications PLC, Note, 7.875%, 12/15/2005	570,000	624,722
(8)(9)France Telecommunications, Note, Series 144A, 7.200%, 3/1/2006	570,000	591,922
(8)(9)Verizon Global Funding, Note, Series 144A, 6.750%, 12/1/2005	810,000	831,659

		2,048,303

Utilities-Electric -- 1.4%
(8)(9)Limestone Electronic Trust, Sr. Note, 8.625%, 3/15/2003	1,620,000	1,604,821

Total Corporate Bonds & Notes (identified cost $44,845,746)		43,542,239

Government Agencies -- 31.0%
Federal Home Loan Bank -- 4.5%
Federal Home Loan Bank, Bond, 4.125%, 1/14/2005	5,000,000	5,192,160

Federal Home Loan Mortgage Corporation -- 11.7%
Federal Home Loan Mortgage Corp., Note, 5.250%, 2/15/2004	$5,000,000	$5,231,490
Federal Home Loan Mortgage Corp., Unsecd. Note, 3.250%, 11/15/2004	5,000,000	5,097,570
Federal Home Loan Mortgage Corp., Unsecd. Note, 4.250%, 6/15/2005	3,000,000	3,122,151

		13,451,211

Federal National Mortgage Association -- 14.8%
Federal National Mortgage Association, Note, 3.125%, 11/15/2003	3,240,000	3,286,575
Federal National Mortgage Association, Note, 4.250%, 7/15/2007	4,500,000	4,645,755
Federal National Mortgage Association, Note, 5.125%, 2/13/2004	2,430,000	2,538,373
Federal National Mortgage Association, Note, 5.500%, 2/15/2006	6,000,000	6,501,318

		16,972,021

Total Government Agencies (identified cost $34,794,799)		35,615,392

Notes-Variable -- 1.4%
Financial Services -- 1.4%
(5)(8)(9)Lehman Brothers Holdings, Inc., 2.197%, 9/3/2002 (identified cost $1,584,240)	1,600,000	1,600,000

Total Investments in Securities (identified cost $112,849,717)		113,148,903

(3)Repurchase Agreement -- 0.7%
Lehman Brothers, Inc., 1.800%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	787,797	787,797

Total Investments (identified cost $113,637,514)		$113,936,700

Money Market Fund

Description	Principal Amount	Value

Certificate of Deposit -- 0.7%
Foreign Banks -- 0.7%
Canadian Imperial Bank of Commerce, NY, 2.500%, 12/27/2002	$20,000,000	$19,986,901

(12)Commercial Paper -- 28.0%
Asset-Backed -- 10.6%
(8)(9)Liquid Funding Ltd., 1.750% - 1.790%, 10/10/2002 - 10/28-2002	75,000,000	74,821,296
(8)(9)Scaldis Capital Ltd., 1.830%, 9/12/2002 - 9/25/2002	57,002,000	56,965,138
(8)(9)Sigma Finance, Inc. (Guaranteed by Sigma Finance Corp.), 1.850%, 10/4/2002	35,000,000	34,940,967
(8)(9)Tannehill Capital Co., 1.790% - 1.825%, 9/18/2002 - 10/21/2002	75,000,000	74,892,756
(8)(9)World Omni Vehicle Leasing, Inc., 1.760% -1.770%, 9/10/2002 -9/17/2002	65,000,000	64,966,200

		306,586,357

Electric -- 2.2%
(8)(9)Wisconsin Energy Corp., 1.880% - 1.900%, 9/18/2002 - 9/26/2002	64,200,000	64,126,978

Foreign Banks -- 2.5%
(8)(9)Depfa-Bank, 1.700%, 10/25/2002	40,000,000	39,898,000
Spintab-Swedmortgage AB, 1.810%, 10/7/2002	32,500,000	32,441,175

		72,339,175

Healthcare -- 5.2%
Baxter International, Inc., 1.770% - 1.780%, 9/12/2002 - 10/15/2002	74,607,000	74,522,048
(8)(9)Wyeth, 1.880% - 1.900%, 9/5/2002 - 10/2/2002	75,000,000	74,934,380

		149,456,428

Mining -- 2.3%
(8)(9)Rio Tinto Ltd., 1.710%, 11/7/2002 - 11/8/2002	66,301,000	66,088,041

Mortgage Banking -- 2.6%
Countrywide Home Loans, Inc., 1.820% - 1.840%, 9/4/2002 - 9/20/2002	75,000,000	74,968,139

Telecommunications -- 2.6%
(8)(9)Verizon Global Funding, 1.947%, 9/16/2002	75,000,000	74,996,592

Total Commercial Paper		808,561,710

Corporate Bonds -- 4.6%
Banks -- 0.5%
Wells Fargo & Co., 6.500%, 9/3/2002	$13,500,000	$13,502,000

Computer Services -- 1.0%
International Business Machines Corp., 5.800%, 9/9/2002	29,000,000	29,018,984

Healthcare -- 1.2%
(8)(9)Lilly (Eli) & Co., 4.226%, 3/22/2003	15,000,000	15,115,389
(8)(9)Merck & Co., Inc., 4.540%, 2/24/2003	20,000,000	20,204,198

		35,319,587

Personal Credit -- 1.4%
(8)(9)BMW US Capital LLC, 4.248%, 6/7/2003	40,000,000	40,418,271

Telecommunications -- 0.5%
(8)(9)SBC Communications, Inc., 4.295%, 6/5/2003	15,000,000	15,172,347

Total Corporate Bonds		133,431,189

(5)Variable-Rate Notes -- 59.1%
Banks -- 6.9%
American Express Centurion Bank, DE, 1.760%, 9/14/2002	15,000,000	14,999,064
American Express Centurion Bank, DE, 1.767%, 9/12/2002	15,000,000	15,000,000
Bank One Corp., 1.970%, 11/14/2002	10,000,000	10,010,987
Bank One Corp., 1.980%, 11/15/2002	24,500,000	24,526,933
Bank One, Illinois, N.A., 1.967%, 9/17/2002	13,500,000	13,514,658
Bank One, N.A., 1.870%, 11/7/2002	10,000,000	10,004,407
First Union National Bank, 2.030%, 9/20/2002	45,000,000	45,023,838
J.P. Morgan Chase & Co., 1.935%, 10/30/2002	15,000,000	15,009,480
Mellon Financial Corp., 2.207%, 9/14/2002	51,100,000	51,107,358

		199,196,725

Broker/Dealers -- 15.9%
(8)(9)Bank of America, 1.917%, 12/02/2002	75,000,000	75,000,000
(8)(9)Bear Stearns Cos., Inc., 1.906%, 12/5/2002	75,000,000	75,000,000
Credit Suisse First Boston USA, Inc., 1.847%, 9/17/2002	75,000,000	75,000,000
Goldman Sachs & Co., 1.850%, 9/30/2002	30,000,000	30,000,000
Goldman Sachs & Co., 2.047%, 9/17/2002	$5,000,000	$5,004,321
(8)(9)Goldman Sachs & Co., 2.090%, 10/3/2002	30,000,000	30,042,068
Goldman Sachs & Co., 2.227%, 9/17/2002	10,000,000	10,017,371
(8)(9)J.P. Morgan & Co., Inc., 1.830%, 10/01/2002	35,000,000	35,000,000
Merrill Lynch & Co., Inc., 1.827%, 9/12/2002	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 2.010%, 10/30/2002	10,000,000	10,006,817
Merrill Lynch & Co., Inc., 2.012%, 11/5/2002	29,000,000	29,020,544
Merrill Lynch & Co., Inc., 2.092%, 11/5/2002	16,000,000	16,031,549
Morgan Stanley, 2.040%, 10/8/2002	48,525,000	48,585,448

		458,708,118

Construction Equipment -- 2.6%
Caterpillar Financial Services Corp., 1.940%, 10/9/2002	75,000,000	75,000,000

Diversified Manufacturing -- 2.6%
(8)ABB Capital USA, 2.016%, 12/6/2002	75,000,000	75,000,000

Drugs -- 2.1%
(8)(9)Bayer Corp., 4.450%, 3/19/2003	60,000,000	60,481,525

Insurance -- 11.6%
(8)GE Life and Annuity Assurance Co., 1.930%, 10/22/2002	75,000,000	75,000,000
(8)(9)Jackson National Life Insurance Co., 1.800%, 11/1/2002	40,000,000	40,000,000
(8)(9)John Hancock, Global Funding II, 1.920%, 10/2/2002	8,000,000	8,004,284
(8)(9)John Hancock, Global Funding II, 2.037%, 9/16/2002	35,000,000	35,052,470
(8)(9)Metropolitan Life Insurance Co., 1.888%, 11/3/2002	50,000,000	50,000,000
(8)Monumental Life Insurance Co., 1.930%, 10/1/2002	25,000,000	25,000,000
(8)Monumental Life Insurance Co., 1.920%, 10/1/2002	10,000,000	10,000,000
(8)Monumental Life Insurance Co., 2.010%, 10/1/2002	40,000,000	40,000,000
(8)Travelers Insurance Co., 1.882%, 11/1/2002	$50,000,000	$50,000,000

		333,056,754

Mortgage Banking -- 1.7%
(8)(9)Northern Rock PLC, 1.750%, 11/14/2002	50,000,000	50,000,000

Other Consumer Non- Durables -- 2.5%
(8)(9)Unilever Capital Corp., 1.974%, 10/24/2002	71,110,000	71,128,398

Personal Credit -- 6.8%
American Express Credit Corp., 1.810%, 9/26/2002	45,000,000	45,000,000
(8)(9)American Honda Finance Corp., 1.830%, 10/22/2002	50,000,000	50,000,000
(8)(9)American Honda Finance Corp., 1.860%, 9/12/2002	25,000,000	25,000,000
Associates Corp. of North America, 1.940%, 9/26/2002	50,000,000	50,000,000
BMW US Capital LLC, 1.867%, 11/12/2002	10,000,000	9,999,541
Household Finance Corp., 1.890%, 9/13/2002	14,500,000	14,500,000

		194,499,541

Student Loan -- 2.6%
USA Education, Inc., 1.937%, 9/16/2002	75,000,000	75,000,000

Telecommunications -- 3.8%
BellSouth Telecommunications, Inc., 1.907%, 12/4/2002	75,000,000	75,000,000
SBC Communications, Inc., 1.857%, 9/16/2002	35,000,000	35,000,000

		110,000,000

Total Variable-Rate Notes		1,702,071,061

Description	Shares or Principal Amount	Value

Mutual Funds -- 0.1%
American Select Cash Reserve Fund	1,155,801	$1,155,801
Dreyfus Cash Management Fund	1,721,186	1,721,186
Goldman Sachs Financial Square Money Market Fund	1,004,029	1,004,029

Total Mutual Funds (Shares at net asset value)		3,881,016

(3)Repurchase Agreements -- 7.3%
Deutsche Bank Financial, Inc., 1.935%, dated 8/30/2002, due 9/3/2002	$35,000,000	35,000,000
First Union Capital Market, Inc., 1.940%, dated 8/30/2002, due 9/3/2002	85,000,000	85,000,000
Morgan Stanley Group, Inc., 1.935%, dated 8/30/2002, due 9/3/2002	65,000,000	65,000,000
Salomon Smith Barney, Inc., 1.925%, dated 8/30/2002, due 9/3/2002	25,000,000	25,000,000

Total Repurchase Agreements		210,000,000

Total Investments (at amortized cost)		$2,877,931,877

Notes to Portfolio of Investments

Note: The categories of investments are shown as a percentage of net assets for each Fund at August 31, 2002.

(1) Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2) Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(3) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on current market prices.

(4) Non-income producing.

(5) Current rate and next demand date shown.

(6) Securities held as collateral for dollar roll transactions.

(7) All or a portion of these securities are subject to dollar roll transactions.

(8) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2002, these securities amounted to:

	Amount

		% of Net Assets
Intermediate Bond Fund	$57,827,540	9.1%
Short-Term Income Fund	13,346,701	11.6
Money Market Fund	1,597,249,298	55.4

(9) Denotes a restricted security which has been deemed liquid by criteria approved by the Fund's Board of Directors.

(10) Current credit ratings are unaudited. Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(11) Securities that are subject to alternative minimum tax represent 9.7% of Intermediate Tax-Free Fund's portfolio as calculated based upon total portfolio market value.

(12) Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:
ADR--American Depositary Receipt	IDC--Industrial Development Corporation
AMBAC--American Municipal Bond Assurance Corporation	INS--Insured
AMT--Alternative Minimum Tax	ISD--Independent School District
BANs--Bond Anticipation Notes	LIQ--Liquidity Agreement
COL--Collateralized	LT--Limited Tax
FGIC--Financial Guaranty Insurance Corporation	LOC--Letter of Credit
FNMA--Federal National Mortgage Association	MBIA--Municipal Bond Insurance Association
FRN--Floating Rate Note	MTN--Medium Term Note
FSA--Financial Security Assurance	PCA--Pollution Control Authority
GDR--Global Depositary Receipt	PCR--Pollution Control Revenue
GNMA--Government National Mortgage Association	PRF--Prerefunded
GO--General Obligation	PSFG--Permanent School Fund Guarantee
GTD--Guaranteed	Q-SBLF--Qualified State Bond Loan Fund
HFA--Housing Finance Authority	REMIC--Real Estate Mortgage Investment Conduit
HFDC--Health Facility Development Corporation	UT--Unlimited Tax

Marshall	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Equity Income Fund	$ 327,414,210	$ 15,286,874	$ 46,462,689	$ 31,175,815	$ 342,871,800
Large-Cap Growth & Income Fund	254,738,891	25,453,819	46,887,792	21,433,973	279,924,083
Mid-Cap Value Fund	189,759,029	10,091,275	26,058,229	15,966,954	200,209,375
Mid-Cap Growth Fund	239,741,545	(33,791,342)	9,162,180	42,953,522	205,605,583
Small-Cap Growth Fund	84,270,283	(5,731,925)	3,744,238	9,476,163	80,153,215
International Stock Fund	318,122,116	(12,995,842)	22,843,714	35,839,556	301,911,626
Government Income Fund	425,492,102	16,717,891	18,091,425	1,373,534	381,432,627
Intermediate Bond Fund	614,820,895	15,152,310	22,361,094	7,208,784	635,773,110
Intermediate Tax-Free Fund	104,772,991	5,974,708	5,982,474	7,766	109,692,652
Short-Term Income Fund	113,780,125	156,575	2,901,183	2,744,608	115,143,771
Money Market Fund	2,877,931,877 *	--	--	--	2,881,806,262

August 31, 2002

Statements of Assets and Liabilities

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund

Assets:
Investments in securities, at value	$ 334,269,607		$ 274,182,608		$ 194,711,274		$ 190,597,341
Investments in repurchase agreements	8,431,477		6,010,102		5,139,030		15,352,862
Short-term investments held as collateral for securities lending	10,101,512		42,415,906		32,645,623		63,891,070
Cash	16,449		21,290		1,705		12,120
Cash denominated in foreign currencies (identified cost, $906,952)	--		--		--		--
Income receivable	875,580		375,001		241,165		62,760
Receivable for investments sold	551,137		24		192,032		942,605
Receivable for capital stock sold	127,806		20,669		161,601		97,425

Total assets	354,373,568		323,025,600		233,092,430		270,956,183
Liabilities:
Payable for capital stock redeemed	216,879		413,059		5,250		42,759
Payable for investments purchased	624,634		--		--		1,184,122
Payable on collateral due to broker	10,101,512		42,415,906		32,645,623		63,891,070
Options written, at value (premium received $390,950)	205,445		--		--		--
Payable for income distribution	--		--		--		--
Net payable for foreign currency exchange contracts	--		--		--		--
Payable for dollar roll transactions	--		--		--		--
Accrued expenses	353,298		272,552		232,182		232,649

Total liabilities	11,501,768		43,101,517		32,883,055		65,350,600

Total Net Assets	$ 342,871,800		$ 279,924,083		$ 200,209,375		$ 205,605,583

Net Assets Consist of:
Paid-in-capital	330,512,179		297,111,440		192,118,289		312,732,693
Net unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	17,905,895		27,377,880		10,482,444		(31,684,393)
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(5,949,413)		(44,579,102)		(2,554,591)		(75,442,717)
Undistributed net investment income (accumulated net operating loss)	403,139		13,865		163,233		--

Total Net Assets	$ 342,871,800		$ 279,924,083		$ 200,209,375		$ 205,605,583

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 12.12		$ 10.59		$ 10.65		$ 9.31
Advisor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$ 12.12		$ 10.59		$ 10.65		$ 9.31
Offering Price Per Share	$ 12.86	*	$ 11.24	*	$ 11.30	*	$ 9.88 *
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	--		--		--		--
Net Assets:
Investor Class of Shares	$ 338,511,630		$ 274,959,630		$ 196,253,659		$ 203,009,938
Advisor Class of Shares	4,360,170		4,964,453		3,955,716		2,595,645
Institutional Class of Shares	--		--		--		--

Total Net Assets	$ 342,871,800		$ 279,924,083		$ 200,209,375		$ 205,605,583

Shares Outstanding:
Investor Class of Shares	27,926,805		25,959,651		18,430,494		21,796,816
Advisor Class of Shares	359,697		468,732		371,473		278,668
Institutional Class of Shares	--		--		--		--

Total Shares Outstanding	28,286,502		26,428,383		18,801,967		22,075,484

Investments, at identified cost	$ 324,476,280		$ 252,814,830		$ 189,367,874		$ 237,634,596

* Computation of offering price per share 100/94.25 of net asset value.
** Computation of offering price per share 100/95.25 of net asset value.
*** Computation of offering price per share 100/98.00 of net asset value.

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund		Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$ 77,303,516	$ 303,578,274	$ 383,824,117	$ 588,874,328		$ 110,747,699	$ 113,148,903	$ 2,667,931,877
1,234,842	1,548,000	58,385,876	41,098,877		--	787,797	210,000,000
22,296,042	57,174,918	69,977,628	104,474,716		--	--	--
12,053	936	12,837	14,245		--	1,772	--
--	906,972	--	--		--	--	--
14,578	711,874	1,500,528	7,758,450		1,163,521	1,104,746	9,521,424
2,278,114	13,500,111	5,110,513	15,298,726		--	546,116	--
421,418	1,096,209	724,345	160,686		249,728	--	14,176,295

103,560,563	378,517,294	519,535,844	757,680,028		112,160,948	115,589,334	2,901,629,596

554,535	11,171,498	147,809	374,556		--	135,531	15,918,438
420,243	7,865,230	5,097,622	15,303,023		2,103,989	--	--
22,296,042	57,174,918	69,977,628	104,474,716		--	--	--
--	--	--	--		--	--	--
--	--	612,295	1,330,594		297,740	262,092	2,801,647
--	10,307	--	--		--	--	--
--	--	61,976,148	--		--	--	--
136,528	383,715	291,715	424,029		66,567	47,940	1,103,249

23,407,348	76,605,668	138,103,217	121,906,918		2,468,296	445,563	19,823,334

$ 80,153,215	$ 301,911,626	$ 381,432,627	$ 635,773,110		$ 109,692,652	$ 115,143,771	$ 2,881,806,262

109,857,402	417,966,476	373,456,503	657,078,646		104,082,179	122,086,161	2,881,959,091
(1,584,883)	(10,948,859)	16,723,795	16,581,053		5,972,693	299,186	--
(28,119,304)	(104,313,600)	(8,741,511)	(37,954,945)		(362,201)	(7,172,934)	(152,829)
--	(792,391)	(6,160)	68,356		(19)	(68,642)	--

$ 80,153,215	$ 301,911,626	$ 381,432,627	$ 635,773,110		$ 109,692,652	$ 115,143,771	$ 2,881,806,262

$ 8.75	$ 9.31	$ 9.72	$ 9.44		$ 10.57	$ 9.42	$ 1.00

$ 8.75	$ 9.30	$ 9.72	$ 9.44		$ --	$ 9.42	$ 1.00
$ 9.28 *	$ 9.87 *	$ 10.20 **	$ 9.91	**	$ --	$ 9.61 ***	$ 1.00

--	$ 9.37	--	--		--	--	$ 1.00

$ 77,713,249	$ 195,496,018	$ 377,594,021	$ 631,517,880		$ 109,692,652	$ 114,319,561	$ 1,857,948,270
2,439,966	4,182,731	3,838,606	4,255,230		--	824,210	113,661,689
--	102,232,877	--	--		--	--	910,196,303

$ 80,153,215	$ 301,911,626	$ 381,432,627	$ 635,773,110		$ 109,692,652	$ 115,143,771	$ 2,881,806,262

8,879,599	20,997,631	38,832,251	66,889,868		10,377,413	12,130,638	1,858,049,903
278,809	449,573	394,763	450,698		--	87,462	113,674,060
--	10,909,047	--	--		--	--	910,235,128

9,158,408	32,356,251	39,227,014	67,340,566		10,377,413	12,218,100	2,881,959,091

$ 80,123,241	$ 316,107,418	$ 425,486,198	$ 613,392,152		$ 104,775,006	$ 113,637,514	$ 2,877,931,877

Year Ended August 31, 2002

Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund

Investment Income:
Interest income	$ 188,214	$ 646,686	$ 412,451	$ 840,081
Dividend income	9,298,609 (1)	3,656,384 (1)	2,494,388 (1)	644,255

Total income	9,486,823	4,303,070	2,906,839	1,484,336

Expenses:
Investment adviser fee	2,872,655	2,639,560	1,566,354	2,175,526
Shareholder services fees--
Investor Class of Shares	947,168	867,173	513,748	717,578
Advisor Class of Shares	10,383	12,680	8,370	7,597
Administrative fees	376,369	346,844	208,827	287,817
Portfolio accounting fees	99,464	94,562	71,010	86,913
Transfer and dividend disbursing agent fees	139,828	146,270	139,387	165,751
Custodian fees	63,942	60,997	42,153	54,434
Registration fees	28,242	31,718	33,972	27,179
Auditing fees	14,711	14,710	14,710	14,710
Legal fees	3,454	3,625	3,509	3,625
Printing and postage	19,968	31,045	19,704	25,000
Directors' fees	7,273	7,273	7,273	7,273
Insurance premiums	2,404	2,276	1,504	2,052
Distribution services fees--
Advisor Class of Shares	10,383	12,680	8,370	7,597
Miscellaneous	10,838	9,632	8,001	7,967

Total expenses	4,607,082	4,281,045	2,646,892	3,591,019

Deduct--
Waiver of investment adviser fee	--	--	--	--
Waiver of shareholder services fees--
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	(10,383)	(12,680)	(8,370)	(7,597)

Total Waivers	(10,383)	(12,680)	(8,370)	(7,597)

Net expenses	4,596,699	4,268,365	2,638,522	3,583,422

Net investment income (net operating loss)	4,890,124	34,705	268,317	(2,099,086)

Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on investment transactions and options (identified cost basis)	(1,549,327)	(18,836,919)	(707,386)	(68,371,719)
Net realized gain (loss) on futures contracts (identified cost basis)	(3,125,998)	(4,113,431)	(1,778,463)	(4,375,822)
Net realized gain (loss) on foreign currency (identified cost basis)	--	--	180	--
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(51,947,249)	(64,752,578)	(11,109,533)	(29,473,408)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	(56,622,574)	(87,702,928)	(13,595,202)	(102,220,949)

Change in net assets resulting from operations	$ (51,732,450)	$ (87,668,223)	$ (13,326,885)	$ (104,320,035)

(1) Net of foreign taxes withheld of $27,884, $12,762, $8,705, $4,518, and $667,670, respectively.
(2) Net of dollar roll expense of $1,327,872.

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$ 264,479	$ 268,959	$ 22,880,486 (2)	$ 36,085,098	$ 4,633,401	$ 6,379,730	$ 73,982,086
182,201 (1)	5,767,426 (1)	--	--	--	--	--

446,680	6,036,385	22,880,486	36,085,098	4,633,401	6,379,730	73,982,086

1,054,601	3,323,055	2,845,707	3,784,225	623,743	754,851	4,597,139

257,097	559,875	940,970	1,567,583	259,893	313,391	4,791,577
6,553	9,871	7,598	9,178	--	1,131	322,428
105,460	328,190	372,956	592,063	103,957	125,808	1,350,452
57,637	122,295	96,724	116,757	49,996	58,623	244,537
135,047	104,370	139,283	135,787	46,103	68,354	466,043
21,412	201,176	62,978	88,046	20,651	25,162	330,623
25,265	37,940	34,160	27,265	18,780	29,560	99,751
14,710	16,526	14,710	14,710	14,710	14,710	14,710
3,564	2,214	3,509	3,509	3,142	3,509	4,256
19,726	37,676	20,899	16,012	6,542	12,968	65,768
7,273	7,273	7,273	7,273	7,273	7,273	7,273
1,240	2,122	2,343	3,350	1,264	1,359	11,704

6,553	9,871	7,598	9,178	--	1,131	386,913
5,140	8,036	10,762	16,803	4,835	5,124	35,478

1,721,278	4,770,490	4,567,470	6,391,739	1,160,889	1,422,954	12,728,652

--	(70,000)	(379,428)	(378,422)	(280,684)	(427,749)	(1,098,213)

--	--	(865,693)	(1,442,176)	(239,101)	(288,320)	--
(6,553)	(9,871)	(7,598)	(9,178)	--	(1,131)	--

(6,553)	(79,871)	(1,252,719)	(1,829,776)	(519,785)	(717,200)	(1,098,213)

1,714,725	4,690,619	3,314,751	4,561,963	641,104	705,754	11,630,439

(1,268,045)	1,345,766)	19,565,735	31,523,135	3,992,297	5,673,976	62,351,647

(25,427,634)	(59,392,247)	512,709	(8,520,585)	809,860	47,525	(7,007)
683,880	--	--	--	--	--	--
656	(882,998)	--	--	--	--	--
(6,435,693)	12,302,179)	7,386,534	6,202,161	1,540,384	(1,316,104)	--

(31,178,791)	(47,973,066)	7,899,243	(2,318,424)	2,350,244	(1,268,579)	(7,007)

$ (32,446,836)	$ (46,627,300)	$ 27,464,978	$ 29,204,711	$ 6,342,541	$ 4,405,397	$ 62,344,640

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund

	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

Increase (Decrease) in Net Assets
Operations--
Net investment income (net operating loss)	$ 4,890,124	$ 4,601,248	$ 34,705	$ 150,608
Net realized gain (loss) on investments and options transactions	(1,549,327)	19,832,156	(18,836,919)	(17,367,829)
Net realized gain (loss) on futures contracts	(3,125,998)	(3,441,318)	(4,113,431)	(1,892,744)
Net realized gain (loss) on foreign currency	--	--	--	--
Net change in unrealized appreciation (depreciation) of investments, options, futures contracts and foreign currency translation	(51,947,249)	(11,491,423)	(64,752,578)	(108,663,462)

Change in net assets resulting from operations	(51,732,450)	9,500,663	(87,668,223)	(127,773,427)

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(5,044,081)	(4,113,180)	(164,935)	(387,709)
Advisor Class of Shares	(53,945)	(25,729)	(2,195)	(3,696)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(14,838,709)	(2,914,298)	--	(21,253,461)
Advisor Class of Shares	(144,767)	(17,420)	--	(199,698)
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(20,081,502)	(7,070,627)	(167,130)	(21,844,564)

Capital Stock Transactions--
Proceeds from sale of shares	54,966,324	58,546,071	46,470,452	61,140,401
Net asset value of shares issued to shareholders in payment of distributions declared	17,657,653	4,633,964	107,936	21,325,052
Cost of shares redeemed	(76,217,323)	(73,256,581)	(70,501,282)	(54,975,248)

Change in net assets resulting from capital stock transactions	(3,593,346)	(10,076,546)	(23,922,894)	27,490,205

Change in net assets	(75,407,298)	(7,646,510)	(111,758,247)	(122,127,786)
Net Assets:
Beginning of period	418,279,098	425,925,608	391,682,330	513,810,116

End of period	$ 342,871,800	$ 418,279,098	$ 279,924,083	$ 391,682,330

Undistributed net investment income (accumulated net operating loss) included in net assets at end of period	$ 403,139	$ 611,041	$ 13,865	$ 146,290

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund

Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

$ 268,317	$ 211,412	$ (2,099,086)	$ (1,556,489)	$ (1,268,045)	$ (686,789)	$ 1,345,766	$ 1,453,548
(707,386)	24,875,839	(68,371,719)	7,534,050	(25,427,634)	10,664,839	(59,392,247)	(43,502,687)
(1,778,463)	(1,089,843)	(4,375,822)	(1,534,067)	683,880)	(4,176,868)	--)	--
180	--	--	--	656	--	(882,998)	(1,316,950)
(11,109,533)	3,878,691	(29,473,408)	(188,928,073)	(6,435,693)	(46,191,525)	12,302,179	(88,132,643)

(13,326,885)	27,876,099	(104,320,035)	(184,484,579)	(32,446,836)	(40,390,343)	(46,627,300)	(131,498,732)

(146,095)	(668,603)	--	--	--	--	--	--
(2,090)	(7,436)	--	--	--	--	--	--
--	--	--	--	--	--	--	--

(22,874,085)	(6,653,072)	(876,922)	(97,066,185)	(4,821,728)	(13,280,301)	--	(33,371,017)
(351,861)	(74,513)	(8,848)	(663,495)	(116,211)	(201,636)	--	(390,149)
--	--	--	--	--	--	--	(15,060,189)

(23,374,131)	(7,403,624)	(885,770)	(97,729,680)	(4,937,939)	(13,481,937)	--	(48,821,355)

103,913,966	75,859,768	56,376,558	75,745,858	41,122,184	42,699,451	218,685,271	247,575,054
22,643,913	7,061,197	877,762	96,392,588	4,871,257	13,289,856	--	47,791,410
(64,654,487)	(36,009,370)	(83,212,079)	(97,686,196)	(36,251,186)	(55,428,320)	(229,717,274)	(243,821,846)

61,903,392	46,911,595	(25,957,759)	74,452,250	9,742,255	560,987	(11,032,003)	51,544,618

25,202,376	67,384,070	(131,163,564)	(207,762,009)	(27,642,520)	(53,311,293)	(57,659,303)	(128,775,469

175,006,999	107,622,929	336,769,147	544,531,156	107,795,735	161,107,028	359,570,929	488,346,398

$ 200,209,375	$ 175,006,999	$ 205,605,583	$ 336,769,147	$ 80,153,215	$ 107,795,735	$ 301,911,626	$ 359,570,929

$ 163,233	$ 42,921	$ --	$ --	$ --	$ --	$ (792,391)	$ (3,039,914)

Statements of Changes in Net Assets

	Government Income Fund		Intermediate Bond Fund

	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

Increase (Decrease) in Net Assets
Operations--
Net investment income (net operating loss)	$ 19,565,735	$ 22,684,729	$ 31,523,135	$ 37,399,343
Net realized gain (loss) on investment and options transactions	512,709	4,584,409	(8,520,585)	1,466,569
Net realized gain (loss) on futures contracts	--	--	--	--
Net realized gain (loss) on foreign currency	--	--	--	--
Net change in unrealized appreciation (depreciation) of investments, options, futures contracts and foreign currency translation	7,386,534	8,754,436	6,202,161	22,426,317

Change in net assets resulting from operations	27,464,978	36,023,574	29,204,711	61,292,229

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(19,870,618)	(22,613,781)	(33,505,994)	(37,280,833)
Advisor Class of Shares	(152,957)	(110,393)	(187,339)	(143,096)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	--	--	--	--
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(20,023,575)	(22,724,174)	(33,693,333)	(37,423,929)

Capital Stock Transactions--
Proceeds from sale of shares	95,178,601	65,432,184	161,234,207	161,319,013
Net asset value of shares issued to shareholders in payment of distributions declared	12,326,453	14,045,043	16,654,681	17,371,080
Cost of shares redeemed	(116,273,076)	(68,738,231)	(181,719,809)	(173,414,101)

Change in net assets resulting from capital stock transactions	(8,768,022)	10,738,996	(3,830,921)	5,275,992

Change in net assets	(1,326,619)	24,038,396	(8,319,543)	29,144,292
Net Assets:
Beginning of period	382,759,246	358,720,850	644,092,653	614,948,361

End of period	$ 381,432,627	$ 382,759,246	$ 635,773,110	$ 644,092,653

Undistributed net investment income (accumulated net operating loss) included in net assets at end of period	$ (6,160)	$ 265	$ 68,356	$ 4,469

Intermediate Tax-Free Fund		Short-Term Income Fund		Money Market Fund

Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

$ 3,992,297	$ 4,064,375	$ 5,673,976	$ 7,632,931	$ 62,351,647	$ 128,213,532
809,860	638,957	47,525	(937,731)	(7,007)	(145,822)
--	--	--	--	--	--
--	--	--	--	--	--
1,540,384	3,255,563	(1,316,104)	5,233,523	--	--

6,342,541	7,958,895	4,405,397	11,928,723	62,344,640	128,067,710

(3,989,466)	(4,064,724)	(6,239,624)	(7,653,555)	(37,389,606)	(92,313,480)
--	--	(21,027)	(3,006)	(2,174,238)	(6,001,217)
--	--	--	--	(22,787,803)	(29,898,835)

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

(3,989,466)	(4,064,724)	(6,260,651)	(7,656,561)	(62,351,647)	(128,213,532)

23,476,092	18,030,777	52,784,668	42,309,425	10,014,120,035	9,007,684,945
396,321	379,104	3,343,293	4,317,480	16,309,836	30,419,965
(18,832,499)	(15,558,697)	(65,233,789)	(47,297,424)	(9,888,216,033)	(8,357,725,162)

5,039,914	2,851,184	(9,105,828)	(670,519)	142,213,838	680,379,748

7,392,989	6,745,355	(10,961,082)	3,601,643	142,206,831	680,233,926

102,299,663	95,554,308	126,104,853	122,503,210	2,739,599,431	2,059,365,505

$ 109,692,652	$ 102,299,663	$ 115,143,771	$ 126,104,853	$ 2,881,806,262	$ 2,739,599,431

$ (19)	$ (404)	$ (68,642)	$ (18)	$ --	$ --

For the Year Ended August 31, 2002

Statement of Cash Flows

Government Income Fund

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Net increase in net assets from operations	$ 27,464,978

Adjustments to reconcile change in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities	(1,039,344,912)
Paydown on investment securities	99,660,270
Realized loss on paydowns	516,736
Proceeds from sale of investment securities	977,485,508
Net purchase of short-term investment securities	(20,189,805)
Decrease in income receivable	213,556
Decrease in cash held as collateral for securities lending	71,700,395
Decrease in accrued expenses	(17,126)
Increase in receivable for investments sold	(5,110,513)
Increase in payable for investments purchased	5,097,622
Decrease in payable on collateral due to broker	(71,700,395)
Net realized gain on investments	(512,709)
Net amorized/accretion of premium/discount	(54,691)
Net change in unrealized appreciation on investments	(7,386,534)

NET CASH PROVIDED BY OPERATING ACTIVITIES	37,822,380
Cash flow from Financing Activities:
Cash received from dollar roll transactions, net	(8,331,180)
Proceeds from sale of shares	94,637,480
Cash distributions paid	(7,815,446)
Payment for shares redeemed	(116,300,397)

NET CASH USED IN FINANCING ACTIVITIES	(37,809,543)

NET INCREASE IN CASH	12,837
Cash:
Beginning of the year	--

End of the year	$ 12,837

Financial Highlights -- Investor Class of Shares
(For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
										Expenses	Net investment income (net operating loss)	Expense waiver(2)

Equity Income Fund
1998	$15.64	0.31	(0.19)(3)	0.12	(0.32)	(1.27)	(1.59)	$14.17	0.04%	1.17%	2.01%	--	$458,865	69%
1999	$14.17	0.28	3.59	3.87	(0.29)	(1.04)	(1.33)	$16.71	27.92%	1.17%	1.73%	--	$537,295	72%
2000	$16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80)%	1.16%	1.54%	--	$423,845	98%
2001	$14.62	0.16	0.16	0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%	1.19%	1.07%	--	$414,651	78%
2002	$14.70	0.14	(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%	1.20%	1.28%	--	$338,512	50%
Large-Cap Growth & Income Fund
1998	$13.96	0.06	0.46	0.52	(0.06)	(1.18)	(1.24)	$13.24	3.44%	1.21%	0.40%	--	$274,821	33%
1999	$13.24	0.06	5.01	5.07	(0.06)	(0.77)	(0.83)	$17.48	38.98%	1.20%	0.32%	--	$407,031	32%
2000	$17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%	0.16%	--	$510,195	71%
2001	$19.22	0.01	(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%	1.19%	0.03%	--	$386,911	63%
2002	$13.75	0.01	(3.16)	(3.15)	(0.01)	--	(0.01)	$10.59	(22.94)%	1.21%	0.01%	--	$274,960	62%
Mid-Cap Value Fund
1998	$13.14	0.10	(0.92)	(0.82)	(0.12)	(1.95)	(2.07)	$10.25	(7.75)%	1.25%	0.96%	--	$134,620	59%
1999	$10.25	0.11	2.10	2.21	(0.12)	(0.94)	(1.06)	$11.40	21.92%	1.25%	0.96%	--	$128,575	90%
2000	$11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%	0.86%	--	$106,569	94%
2001	$10.85	0.02	2.62	2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%	1.30%	0.16%	--	$172,719	104%
2002	$12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%	1.26%	0.13%	--	$196,254	44%
Mid-Cap Growth Fund
1998	$14.82	(0.13)	(0.93)	(1.06)	--	(1.81)	(1.81)	$11.95	(8.77)%	1.23%	(0.79)%	--	$187,388	167%
1999	$11.95	(0.11)	6.26	6.15	--	(0.82)	(0.82)	$17.28	53.41%	1.21%	(0.73)%	--	$297,249	173%
2000	$17.28	(0.16)(4)	12.00	11.84	--	(1.69)	(1.69)	$27.43	71.91%	1.18%	(0.66)%	--	$541,805	108%
2001	$27.43	(0.06)(4)	(8.67)	(8.73)	--	(4.97)	(4.97)	$13.73	(34.17)%	1.19%	(0.39)%	--	$333,718	118%
2002	$13.73	(0.09)(4)	(4.29)	(4.38)	--	(0.04)	(0.04)	$9.31	(32.01)%	1.24%	(0.72)%	--	$203,010	167%
Small-Cap Growth Fund
1998	$12.19	(0.22)	(1.66)	(1.88)	--	(0.49)	(0.49)	$9.82	(16.25)%	1.60%	(1.18)%	--	$79,858	139%
1999	$9.82	(0.11)	2.69	2.58	--	(0.02)	(0.02)	$12.38	26.30%	1.59%	(0.90)%	--	$102,992	219%
2000	$12.38	(0.18)(4)	7.03	6.85	--	(0.41)	(0.41)	$18.82	56.14%	1.59%	(1.03)%	--	$159,336	105%
2001	$18.82	(0.08)(4)	(4.52)	(4.60)	--	(1.63)	(1.63)	$12.59	(24.23)%	1.58%	(0.62)%	--	$105,397	287%
2002	$12.59	(0.14)(4)	(3.12)	(3.26)	--	(0.58)	(0.58)	$8.75	(27.23)%	1.63%	(1.20)%	--	$77,713	292%
International Stock Fund
1998	$13.20	0.26	(1.42)	(1.16)	(0.21)	(0.29)	(0.50)	$11.54	(9.09)%	1.49%	2.01%	--	$225,248	24%
1999	$11.54	0.09	2.45	2.54	(0.25)	--	(0.25)	$13.83	22.20%	1.51%	0.79%	0.01%	$270,315	182%
2000	$13.83	(0.07)(4)	4.09	4.02	(0.16)	(1.36)	(1.52)	$16.33	28.09%	1.50%	(0.40)%	0.02%	$351,242	225%
2001	$16.33	0.03(4)	(4.02)	(3.99)	--	(1.61)	(1.61)	$10.73	(26.36)%	1.46%	0.25%	0.02%	$246,649	156%
2002	$10.73	0.03(4)	(1.45)	(1.42)	--	--	--	$9.31	(13.23)%	1.49%	0.32%	0.02%	$195,496	83%
Government Income Fund
1998	$9.49	0.61	0.21	0.82	(0.61)	--	(0.61)	$9.70	8.92%	0.87%	6.38%	0.34%	$280,313	353%
1999	$9.70	0.54	(0.48)	0.06	(0.54)	--	(0.54)	$9.22	0.62%	0.86%	5.69%	0.33%	$317,284	232%
2000	$9.22	0.57	(0.02)	0.55	(0.57)	--	(0.57)	$9.20	6.20%	0.85%	6.28%	0.33%	$357,229	192%
2001	$9.20	0.57	0.33	0.90	(0.57)	--	(0.57)	$9.53	10.02%	0.87%	6.04%	0.33%	$380,308	122%
2002	$9.53	0.49(4)(5)	0.20(5)	0.69	(0.50)	--	(0.50)	$9.72	7.50%	0.87%	5.16%(5)	0.33%	$377,594	76%
Intermediate Bond Fund
1998	$9.44	0.58	0.16	0.74	(0.58)	--	(0.58)	$9.60	8.00%	0.71%	6.02%	0.29%	$589,669	148%
1999	$9.60	0.55	(0.43)	0.12	(0.55)	--	(0.55)	$9.17	1.28%	0.71%	5.85%	0.28%	$598,970	181%
2000	$9.17	0.57	(0.01)	0.56	(0.57)	--	(0.57)	$9.16	6.35%	0.70%	6.31%	0.29%	$612,980	243%
2001	$9.16	0.55	0.35	0.90	(0.55)	--	(0.55)	$9.51	10.14%	0.72%	5.93%	0.29%	$640,863	273%
2002	$9.51	0.47(4)(5)	(0.04)(5)	0.43	(0.50)	--	(0.50)	$9.44	4.70%	0.72%	5.00%(5)	0.29%	$631,518	187%
Intermediate Tax-Free Fund
1998	$10.04	0.43	0.29	0.72	(0.43)	--	(0.43)	$10.33	7.31%	0.61%	4.22%	0.51%	$101,592	68%
1999	$10.33	0.42	(0.41)	0.01	(0.42)	(0.07)	(0.49)	$9.85	0.02%	0.61%	4.11%	0.48%	$108,732	53%
2000	$9.85	0.43	0.10	0.53	(0.43)	--	(0.43)	$9.95	5.58%	0.60%	4.43%	0.49%	$95,554	71%
2001	$9.95	0.43	0.40	0.83	(0.43)	--	(0.43)	$10.35	8.52%	0.62%	4.24%	0.50%	$102,300	51%
2002	$10.35	0.40(5)	0.22(5)	0.62	(0.40)	--	(0.40)	$10.57	6.12%	0.62%	3.84%(5)	0.50%	$109,693	27%
Short-Term Income Fund
1998	$9.64	0.61	(0.03)	0.58	(0.61)	--	(0.61)	$9.61	6.22%	0.50%	6.40%	0.55%	$133,186	90%
1999	$9.61	0.55	(0.21)	0.34	(0.55)	--	(0.55)	$9.40	3.59%	0.51%	5.74%	0.56%	$134,943	163%
2000	$9.40	0.60	(0.19)	0.41	(0.60)	--	(0.60)	$9.21	4.46%	0.50%	6.43%	0.57%	$122,503	72%
2001	$9.21	0.58	0.33	0.91	(0.58)	--	(0.58)	$9.54	10.16%	0.53%	6.16%	0.57%	$126,008	79%
2002	$9.54	0.42(4)(5)	(0.07)(5)	0.35	(0.47)	--	(0.47)	$9.42	3.77%	0.56%	4.51%(5)	0.57%	$114,320	54%
Money Market Fund
1998	$1.00	0.05	--	0.05	(0.05)	--	(0.05)	$1.00	5.51%	0.41%	5.37%	0.25%	$1,588,817	--
1999	$1.00	0.05	--	0.05	(0.05)	--	(0.05)	$1.00	4.98%	0.41%	4.86%	0.25%	$1,663,740	--
2000	$1.00	0.06	--	0.06	(0.06)	--	(0.06)	$1.00	5.88%	0.44%	5.73%	0.16%	$1,776,669	--
2001	$1.00	0.05	--	0.05	(0.05)	--	(0.05)	$1.00	5.32%	0.46%	5.22%	0.05%	$1,697,200	--
2002	$1.00	0.02	--	0.02	(0.02)	--	(0.02)	$1.00	1.99%	0.45%	1.95%	0.04%	$1,857,948	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown.
(3) The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(4) Per share information is based on average shares outstanding.
(5) Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/ Loss per Share	Ratio of Net Investment Income to Average Net Assets

Increase (Decrease)
Government Income Fund	$(0.01)	$ 0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Intermediate Tax-Free Fund	0.00	(0.00)	0.00
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of eleven diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"), all of which are presented herein:

Portfolio Name	Investment Objective

Marshall Equity Income Fund ("Equity Income Fund")	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund ("Large-Cap Growth & Income Fund")	To provide capital appreciation and income.
Marshall Mid-Cap Value Fund ("Mid-Cap Value Fund")	To provide capital appreciation.
Marshall Mid-Cap Growth Fund ("Mid-Cap Growth Fund")	To provide capital appreciation.
Marshall Small-Cap Growth Fund ("Small-Cap Growth Fund")	To provide capital appreciation.
Marshall International Stock Fund ("International Stock Fund")	To provide capital appreciation.
Marshall Government Income Fund ("Government Income Fund")	To provide current income.
Marshall Intermediate Bond Fund ("Intermediate Bond Fund")	To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund ("Intermediate Tax-Free Fund")	To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Term Income Fund ("Short-Term Income Fund")	To maximize total return consistent with current income.
Marshall Money Market Fund ("Money Market Fund")	To provide current income consistent with stability of principal.

The Funds (except Intermediate Tax-Free Fund) are offered in two classes of shares: Investor Class of Shares and Advisor Class of Shares. International Stock Fund and Money Market Fund offer three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Financial Highlights of Advisor Class of Shares and Institutional Class of Shares of the Funds are presented in separate annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations-- Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Money Market Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Statement of Cash Flows-- Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at August 31, 2002.

Repurchase Agreements-- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions-- Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Gains and losses are realized on pre-payment of mortgage-backed securities (pay-down gains and losses) are classified as part of interest income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund), which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective September 1, 2001, the Corporation has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities and classifying paydown gains and losses as part of interest income. Prior to September 1, 2001, the Funds did not accrete discount and amortize premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of September 1, 2001			For the Year Ended August 31, 2002

	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Net Investment Income	Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)

Increase (Decrease)
Government Income Fund	$ 41,338	$ (427,302)	$ 468,640	$ (451,297)	$ (19,790)	$ 471,087
Intermediate Bond Fund	(258,062)	(1,788,825)	1,530,763	(2,005,509)	978,504	1,027,005
Intermediate Tax-Free Fund	6,155	6,155	--	2,446	4,140	(6,586)
Short-Term Income Fund	19,907	(333,171)	313,264	(504,599)	122,704	381,895

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Reclassification --Income and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These differences are primarily attributable to differing book/tax treatments of net operating loss and foreign currency transactions. Amounts as of August 31, 2002 have been reclassed to reflect the following:

	Increase (Decrease)

Fund Name	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income

Mid-Cap Value Fund	$ --	$ (180)	$ 180
Mid-Cap Growth Fund	(2,100,246)	1,160	2,099,086
Small-Cap Growth Fund	(1,267,862)	(183)	1,268,045
International Stock Fund	(1,784,754)	882,997	901,757
Government Income Fund	--	(878,717)	878,717
Intermediate Bond Fund	--	(4,022,910)	4,022,910
Intermediate Tax-Free Fund	--	8,601	(8,601)
Short-Term Income Fund	(302,405)	(548,817)	851,222

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2002, the tax composition of distributions was as follows:

Fund Name	Ordinary Income	Tax-Free Income	Long-Term Capital Gains

Equity Income Fund	$ 18,467,629	$ --	$ 1,613,873
Large-Cap Growth & Income Fund	167,130	--	--
Mid-Cap Value Fund	10,593,982	--	12,780,149
Mid-Cap Growth Fund	--	--	885,770
Small-Cap Growth Fund	--	--	4,937,939
Government Income Fund	20,023,575	--	--
Intermediate Bond Fund	33,693,333	--	--
Intermediate Tax-Free Fund	--	3,989,466	--
Short-Term Income Fund	6,260,651	--	--
Money Market Fund	62,351,647	--	--

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Tax-Free Income	Unrealized Appreciation (Depreciation)

Equity Income Fund	$ 403,137	$ --	$ 15,271,692
Large-Cap Growth & Income Fund	13,865	--	25,453,819
Mid-Cap Value Fund	163,233	--	10,091,289
Mid-Cap Growth Fund	--	--	(33,791,342)
Small-Cap Growth Fund	--	--	(5,731,925)
International Stock Fund	--	--	(12,963,557)
Government Income Fund	606,135	--	16,717,892
Intermediate Bond Fund	1,398,949	--	15,152,310
Intermediate Tax-Free Fund	--	297,722	5,974,708
Short-Term Income Fund	257,653	--	156,575
Money Market Fund	2,801,647	--	--

At year-end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of premium and discount and wash sales loss deferrals.

Federal Taxes --It is the Funds' policy to comply with the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

At August 31, 2002, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

	Capital Loss Carryforward to Expire in

Fund	2003	2004	2005	2006	2007	2008	2009	2010	Total

Equity Income Fund	$ --	$ --	$ --	$ --	$ --	$ --	$ --	$ 3,315,209	$ 3,315,209
Large Cap Growth & Income Fund	--	--	--	--	--	--	4,529,087	19,615,825	24,144,912
Mid-Cap Value Fund	--	--	--	--	--	--	--	405,788	405,788
Mid-Cap Growth Fund	--	--	--	--	--	--	--	6,610,904	6,610,904
Small-Cap Growth Fund	--	--	--	--	--	--	--	4,808,611	4,808,611
International Stock Fund	--	--	--	--	--	--	2,042,934	63,689,740	65,732,674
Government Income Fund	--	--	--	--	--	8,554,228	--	--	8,554,228
Intermediate Bond Fund	10,386,677	6,100,494	--	--	--	2,990,074	--	6,283,428	25,760,673
Intermediate Tax-Free Fund	--	--	--	--	--	--	364,215	--	364,215
Short-Term Income Fund	1,898,650	556,158	545,815	618,371	952,637	222,218	928,524	944,182	6,666,555
Money Market Fund	--	--	--	--	--	--	--	145,822	145,822

Additionally, the following net capital losses or currency losses attributable to security transactions incurred after October 31, 2001 are treated as arising on September 1, 2002, the first day of each Fund's next taxable year:

Fund	Capital Loss	Currency Loss

Large Cap Growth & Income Fund	$ 18,510,126	$ --
Mid-Cap Value Fund	1,757,647	--
Mid-Cap Growth Fund	66,724,864	--
Small-Cap Growth Fund	19,163,651	--
International Stock Fund	36,566,228	792,391
Government Income	181,379	--
Intermediate Bond Fund	10,765,529	--
Short-Term Income Fund	363,769	--
Money Market Fund	7,007	--

When-Issued and Delayed Delivery Transactions --The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts --Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2002, the Equity Income Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts to Receive	Position	Unrealized Depreciation

Equity Income Fund	September 2002	21 S&P 500	Long	$ (504,414)

Written Options Contracts --Equity Income Fund and Small-Cap Growth Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended August 31, 2002, the Equity Income Fund and the Small-Cap Growth Fund had $(1,475,377) and $47,198, respectively, in realized gain (loss) on written options.

The following is a summary of the Small-Cap Growth Fund's written option activity:

Contracts	Number of Contracts	Premium

Outstanding @ 8/31/01	0	$ 0
Options written	800	74,398
Options expired	0	0
Options closed	(800)	(74,398)
Options assigned	0	0
Outstanding @ 8/31/02	0	$ 0

The following is a summary of the Equity Income Fund's written option activity:

Contracts	Number of Contracts	Premium

Outstanding @ 8/31/01	10,490	$ 542,471
Options written	46,144	5,320,496
Options expired	(32,266)	(2,822,848))
Options closed	(20,358)	(2,644,137)
Options assigned	(21)	(5,032)
Outstanding @ 8/31/02	3,989	$ 390,950

At August 31, 2002, the Equity Income Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Clorox Co.	Call	October 2002	$ 45.00	375	$ 39,375	$ 4,749
Campbell Soup Co.	Call	September 2002	25.00	310	5,425	14,104
Procter & Gamble Co.	Call	September 2002	95.00	100	1,500	8,700
Ryder System, Inc.	Call	November 2002	30.00	284	12,070	11,501
3M Co.	Call	September 2002	135.00	100	4,000	16,449
Albertson's, Inc.	Put	September 2002	27.50	400	82,000	(41,201)
Alcoa, Inc.	Put	September 2002	22.50	320	7,200	16,159
Bank of America Corp.	Put	September 2002	47.50	250	1,250	36,749
Bristol-Myers Squibb Co.	Put	September 2002	17.50	600	9,000	49,198
Goodrich Corp.	Put	September 2002	20.00	650	40,625	40,298
Hewlett Packard Co.	Put	September 2002	10.00	600	3,000	28,799

Net Unrealized Appreciation on Written Options Contracts				3,989		$ 185,505

Foreign Exchange Contracts --International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of August 31, 2002, International Stock Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange	Contract at Value	Unrealized Appreciation (Depreciation)

Contracts sold:
09/03/2002	111,328 Euro Dollar	$ 109,380	$ 109,185	$ 195
09/03/2002	1,245,396 British Pound Sterling	1,917,909	1,927,624	(9,715)
09/03/2002	765,821 Singapore Dollar	436,863	437,650	(787)

Net Unrealized Depreciation on Foreign Currency Exchange Contacts				$ (10,307)

Foreign Currency Translation --The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FCs") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions --The Funds, except for Money Market Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Information regarding dollar roll transactions for the Government Income Fund for the year ended August 31, 2002 was as follows:

Maximum amount outstanding during the period	$ 70,595,852
Average amount outstanding during the period 1	$ 60,415,948
Average monthly shares outstanding during the period	39,691,118
Average debt per share outstanding during the period	1.52

(1) The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in year ended August 31, 2002.

Securities Lending --The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day's market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (M&I Trust) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund's securities may be invested jointly with collateral received for loans of other Funds' securities.

As of August 31, 2002, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities

Equity Income Fund	$ 9,784,132	$ 10,101,512	$ 10,101,512
Large-Cap Growth & Income Fund	41,083,246	42,415,906	42,415,906
Mid-Cap Value Fund	31,619,934	32,645,623	32,645,623
Mid-Cap Growth Fund	61,883,685	63,891,070	63,891,070
Small-Cap Growth Fund	21,595,526	22,296,042	22,296,042
International Stock Fund	55,378,548	57,174,918	57,174,918
Government Income Fund	67,779,010	69,977,628	69,977,628
Intermediate Bond Fund	101,192,238	104,474,716	104,474,716

Individual reinvested cash collateral securities at August 31, 2002 are as follows:

Investments	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Total

Provident Money Market Fund	$ 1,153,395	$ 4,843,069	$ 3,727,493	$ 7,295,115	$ 2,545,773	$ 6,528,260	$ 7,990,080	$ 11,928,974	$ 46,012,159
Merrimac Money Market Fund	1,058,811	4,445,913	3,421,820	6,696,877	2,337,007	5,992,910	7,334,853	10,950,738	42,238,929
Dreyfus Cash Management Plus MMKT	840,459	3,529,059	2,716,158	5,315,821	1,855,059	4,757,028	5,822,230	8,692,433	33,528,247
Nationsbank Inst. Reserves	25,017	105,045	80,849	158,229	55,217	141,597	173,303	258,737	997,994
Reserves Primary 15	1,253,359	5,262,814	4,050,552	7,927,376	2,766,415	7,094,060	8,682,574	12,962,850	50,000,000
JP Morgan Master Note	325,873	1,368,332	1,053,144	2,061,118	719,268	1,844,455	2,257,469	3,370,341	13,000,000
Metlife Funding Agreement	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Wisconsin Public Service Master Note	250,672	1,052,563	810,110	1,585,475	553,283	1,418,812	1,736,515	2,592,570	10,000,000
Monumental Life Ins. Master Note	376,008	1,578,844	1,215,166	2,378,213	829,924	2,128,218	2,604,772	3,888,855	15,000,000
Four Winds Funding LLC	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Key Bank N.A.	250,770	1,052,973	810,426	1,586,094	553,498	1,419,365	1,737,192	2,593,582	10,003,900
Merrill Lynch & Co.	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Washington Mutual Bank FA	376,008	1,578,844	1,215,166	2,378,213	829,924	2,128,218	2,604,772	3,888,855	15,000,000
American Honda Finance	376,008	1,578,844	1,215,166	2,378,213	829,924	2,128,218	2,604,772	3,888,855	15,000,000
Bendix Comm Vehicle System	376,008	1,578,844	1,215,166	2,378,213	829,924	2,128,218	2,604,772	3,888,855	15,000,000
Goldman Sachs Group	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Household Finance Corp.	363,474	1,526,216	1,174,660	2,298,939	802,260	2,057,277	2,517,947	3,759,227	14,500,000
Questar Corp.	106,536	447,339	344,297	673,827	235,145	602,995	738,019	1,101,842	4,250,000
American Express Centurion	501,344	2,105,126	1,620,221	3,170,950	1,106,565	2,837,624	3,473,030	5,185,140	20,000,000
Wisconsin Energy Corp. Disc C/P	462,394	1,941,577	1,494,345	2,924,597	1,020,596	2,617,167	3,203,208	4,782,302	18,446,186

Restricted Securities --Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt froms registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Intermediate Bond Fund's and Short-Term Income Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The Money Market Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Money Market Fund at August 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost

ABB Capital USA	11/14/2001	$ 75,000,000
GE Life & Annuity Funding Agreement	4/22/2000	75,000,000
Monumental Life Funding Agreement	8/2/1993 - 11/30/1993	40,000,000
Monumental Life Funding Agreement	10/15/1996	10,000,000
Monumental Life Funding Agreement	1/4/2000	25,000,000
Travelers Insurance Company	1/19/2001	50,000,000

Other --Investment transactions are accounted for on a trade date basis.

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2002, the capital paid-in was as follows:

Fund	Capital Paid-In

Equity Income Fund	$ 330,512,179
Large-Cap Growth & Income Fund	297,111,440
Mid-Cap Value Fund	192,118,289
Mid-Cap Growth Fund	312,732,693
Small-Cap Growth Fund	109,857,402
International Stock Fund	417,966,476
Government Income Fund	373,456,503
Intermediate Bond Fund	657,078,646
Intermediate Tax-Free Fund	104,082,179
Short-Term Income Fund	122,086,161
Money Market Fund	2,881,959,091

Transactions in capital stock were as follows:

	Year Ended August 31, 2002		Year Ended August 31, 2001

	Shares	Amount	Shares	Amount

EQUITY INCOME FUND--INVESTOR CLASS
Shares sold	3,954,436	$52,646,401	3,753,785	$56,629,266
Shares issued to shareholders in payment of distributions declared	1,256,721	17,467,488	303,974	4,592,039
Shares redeemed	(5,489,769)	(75,258,161)	(4,837,092)	(72,875,722)

Net change resulting from Investor Class of Shares transactions	(278,612)	$(5,144,272)	(779,333)	$(11,654,417)

EQUITY INCOME FUND--ADVISOR CLASS
Shares sold	169,201	$2,319,923	126,934	$1,916,805
Shares issued to shareholders in payment of distributions declared	13,715	190,165	2,779	41,925
Shares redeemed	(70,025)	(959,162)	(25,214)	(380,859)
Net change resulting from Advisor Class of Shares transactions	112,891	$1,550,926	104,499	$1,577,871

Net change resulting from Fund Share transactions	(165,721)	$(3,593,346)	(674,834)	$(10,076,546)

LARGE-CAP GROWTH & INCOME FUND--INVESTOR CLASS
Shares sold	3,423,301	$43,997,592	3,640,354	$58,100,434
Shares issued to shareholders in payment of distributions declared	8,575	105,741	1,316,487	21,124,005
Shares redeemed	(5,616,030)	(69,582,834)	(3,357,098)	(54,334,387)

Net change resulting from Investor Class of Shares transactions	(2,184,154)	$(25,479,501)	1,599,743	$24,890,052

LARGE-CAP GROWTH & INCOME FUND--ADVISOR CLASS
Shares sold	195,011	$2,472,860	188,189	$3,039,967
Shares issued to shareholders in payment of distributions declared	264	2,195	12,534	201,047
Shares redeemed	(73,575)	(918,448)	(41,770)	(640,861)
Net change resulting from Advisor Class of Shares transactions	121,700	$1,556,607	158,953	$2,600,153

Net change resulting from Fund Share transactions	(2,062,454)	$(23,922,894)	1,758,696	$27,490,205

MID-CAP VALUE FUND--INVESTOR CLASS
Shares sold	8,526,115	$101,629,669	6,132,824	$74,762,587
Shares issued to shareholders in payment of distributions declared	1,892,346	22,305,472	665,231	6,982,264
Shares redeemed	(5,564,460)	(64,311,133)	(3,039,567)	(35,807,926)

Net change resulting from Investor Class of Shares transactions	4,854,001	$59,624,008	3,758,488	$45,936,925

MID-CAP VALUE FUND--ADVISOR CLASS
Shares sold	192,014	$2,284,297	92,317	$1,097,181
Shares issued to shareholders in payment of distributions declared	28,716	338,441	7,508	78,933
Shares redeemed	(29,133)	(343,354)	(17,047)	(201,444)
Net change resulting from Advisor Class of Shares transactions	191,597	$2,279,384	82,778	$974,670

Net change resulting from Fund Share transactions	5,045,598	$61,903,392	3,841,266	$46,911,595

MID-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	4,502,457	$55,289,872	4,141,183	$73,753,844
Shares issued to shareholders in payment of distributions declared	62,977	869,078	6,070,360	95,729,696
Shares redeemed	(7,078,048)	(82,822,587)	(5,654,242)	(97,229,757)

Net change resulting from Investor Class of Shares transactions	(2,512,614)	$(26,663,637)	4,557,301	$72,253,783

MID-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	89,447	$1,086,686	111,226	$1,992,014
Shares issued to shareholders in payment of distributions declared	629	8,684	42,035	662,892
Shares redeemed	(33,654)	(389,492)	(30,405)	(456,439)
Net change resulting from Advisor Class of Shares transactions	56,422	$705,878	122,856	$2,198,467

Net change resulting from Fund Share transactions	(2,456,192)	$(25,957,759)	4,680,157	$74,452,250

SMALL-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	3,415,230	$38,996,606	2,979,586	$41,362,567
Shares issued to shareholders in payment of distributions declared	386,177	4,757,712	1,065,835	13,088,446
Shares redeemed	(3,291,813)	(35,067,094)	(4,143,430)	(55,181,701)

Net change resulting from Investor Class of Shares transactions	509,594	$8,687,224	(98,009)	$(730,688)

SMALL-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	182,325	$2,125,578	98,880	$1,336,884
Shares issued to shareholders in payment of distributions declared	9,216	113,545	16,402	201,410
Shares redeemed	(103,222)	(1,184,092)	(18,911)	(246,619)
Net change resulting from Advisor Class of Shares transactions	88,319	$1,055,031	96,371	$1,291,675

Net change resulting from Fund Share transactions	597,913	$9,742,255	(1,638)	$560,987

INTERNATIONAL STOCK FUND--INVESTOR CLASS
Shares sold	17,636,158	$174,748,741	15,212,008	$195,353,624
Shares issued to shareholders in payment of distributions declared	--	--	2,469,820	32,972,095
Shares redeemed	(19,632,221)	(194,599,116)	(16,197,785)	(209,170,751)

Net change resulting from Investor Class of Shares transactions	(1,996,063)	$(19,850,375)	1,484,043	$19,154,968

INTERNATIONAL STOCK FUND--ADVISOR CLASS
Shares sold	1,430,452	$14,109,749	420,204	$5,315,028
Shares issued to shareholders in payment of distributions declared	--	--	28,817	384,702
Shares redeemed	(1,312,246)	(13,240,261)	(251,427)	(2,851,448)

Net change resulting from Advisor Class of Shares transactions
Net change resulting from Fund Share transactions	118,206	$869,488	197,594	$2,848,282

INTERNATIONAL STOCK FUND--INSTITUTIONAL CLASS
Shares sold	2,973,838	$29,826,781	3,484,294	$46,906,402
Shares issued to shareholders in payment of distributions declared	--	--	1,078,820	14,434,613
Shares redeemed	(2,217,162)	(21,877,897)	(2,661,048)	(31,799,647)
Net change resulting from Institutional Class of Shares transactions	756,676	$7,948,884	1,902,066	$29,541,368

Net change resulting from Fund Share transactions	(1,121,181)	$(11,032,003)	3,583,703	$51,544,618

GOVERNMENT INCOME FUND--INVESTOR CLASS
Shares sold	9,619,972	$92,152,089	6,866,098	$64,422,793
Shares issued to shareholders in payment of distributions declared	1,273,586	12,197,150	1,484,020	13,955,058
Shares redeemed	(11,955,890)	(114,431,983)	(7,287,114)	(68,532,104)

Net change resulting from Investor Class of Shares transactions	(1,062,332)	$(10,082,744)	1,063,004	$9,845,747

GOVERNMENT INCOME FUND--ADVISOR CLASS
Shares sold	316,703	$3,026,512	107,402	$1,009,391
Shares issued to shareholders in payment of distributions declared	13,493	129,303	9,562	89,985
Shares redeemed	(192,551)	(1,841,093)	(21,965)	(206,127)
Net change resulting from Advisor Class of Shares transactions	137,645	$1,314,722	94,999	$893,249

Net change resulting from Fund Share transactions	(924,687)	$(8,768,022)	1,158,003	$10,738,996

INTERMEDIATE BOND FUND--INVESTOR CLASS
Shares sold	16,880,357	$158,501,362	17,120,862	$159,975,612
Shares issued to shareholders in payment of distributions declared	1,756,483	16,480,250	1,847,000	17,238,638
Shares redeemed	(19,133,698)	(179,853,591)	(18,527,594)	(173,100,999)

Net change resulting from Investor Class of Shares transactions	(496,858)	$(4,871,979)	440,268	$4,113,251

INTERMEDIATE BOND FUND--ADVISOR CLASS
Shares sold	291,333	$2,732,845	143,925	$1,343,401
Shares issued to shareholders in payment of distributions declared	18,596	174,431	14,177	132,442
Shares redeemed	(198,831)	(1,866,218)	(33,510)	(313,102)
Net change resulting from Advisor Class of Shares transactions	111,098	$1,041,058	124,592	$1,162,741

Net change resulting from Fund Share transactions	(385,760)	$(3,830,921)	564,860	$5,275,992

INTERMEDIATE TAX-FREE FUND--INVESTOR CLASS
Shares sold	2,281,709	$23,476,092	1,780,346	$18,030,777
Shares issued to shareholders in payment of distributions declared	38,412	396,321	37,466	379,104
Shares redeemed	(1,825,913)	(18,832,499)	(1,541,044)	(15,558,697)

Net change resulting from Fund Share Transactions	494,208	$5,039,914	276,768	$2,851,184

SHORT-TERM INCOME FUND--INVESTOR CLASS
Shares sold	5,454,176	$51,537,360	4,478,636	$42,170,518
Shares issued to shareholders in payment of distributions declared	353,190	3,323,105	458,652	4,314,479
Shares redeemed	(6,890,903)	(64,691,429)	(5,022,532)	(47,251,221)

Net change resulting from Investor Class of Shares transactions	(1,083,537)	$(9,830,964)	(85,244)	$(766,224)

SHORT-TERM INCOME FUND--ADVISOR CLASS(1)
Shares sold	133,339	$1,247,308	14,727	$138,907
Shares issued to shareholders in payment of distributions declared	2,153	20,188	317	3,001
Shares redeemed	(58,185)	(542,360)	(4,889)	(46,203)
Net change resulting from Advisor Class of Shares transactions	77,307	$725,136	10,155	$95,705

Net change resulting from Fund Share transactions	(1,006,230)	$(9,105,828)	(75,089)	$(670,519)

MONEY MARKET FUND--INVESTOR CLASS
Shares sold	5,427,591,574	$5,427,591,574	5,349,844,467	$5,349,844,467
Shares issued to shareholders in payment of distributions declared	11,415,196	11,415,196	22,470,409	22,470,409
Shares redeemed	(5,278,253,683)	(5,278,253,683)	(5,451,687,216)	(5,451,687,216)

Net change resulting from Investor Class of Shares transactions	160,753,087	$160,753,087	(79,372,340)	$(79,372,340)

MONEY MARKET FUND--ADVISOR CLASS
Shares sold	281,645,796	$281,645,796	440,122,578	$440,122,578
Shares issued to shareholders in payment of distributions declared	2,132,999	2,132,999	5,940,215	5,940,215
Shares redeemed	(297,823,697)	(297,823,697)	(459,131,150)	(459,131,150)

Net change resulting from Advisor Class of Shares transactions	(14,044,902)	$(14,044,902)	(13,068,357)	$(13,068,357)

MONEY MARKET FUND--INSTITUTIONAL CLASS
Shares sold	4,304,882,665	$4,304,882,665	3,217,717,900	$3,217,717,900
Shares issued to shareholders in payment of distributions declared	2,761,641	2,761,641	2,009,341	2,009,341
Shares redeemed	(4,312,138,653)	(4,312,138,653)	(2,446,906,796)	(2,446,906,796)
Net change resulting from Institutional Class of Shares transactions	(4,494,347)	$(4,494,347)	772,820,445	$772,820,445

Net change resulting from Fund Share transactions	142,213,838	$142,213,838	680,379,748	$680,379,748

(1) For the period from October 31, 2000 (start of performance) to August 31, 2001.

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee --M&I Investment Management Corp., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate

Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Short-Term Income Fund	0.60%
Money Market Fund	0.15%

International Stock Fund's sub-adviser is BPI Global Asset Management LLP (the "Sub-Adviser"). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

Administrative Fee --M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund's average daily net assets as follows:

Maximum Fee	Fund's Average Daily Net Assets

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

Federated Administrative Services is the sub-administrator and will be paid by M&I Trust, not by the Funds.

Distribution Services Fee --The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of the Funds' Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds' Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate FSC. Effective October 31, 2002, the principal distributor will change to Edgewood Services, Inc.

Shareholder Services Fee --Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), each Fund will pay MIS up to 0.25% of average daily net assets of the Funds' Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses --Federated Services Company ("FServ"), through its subsidiary, Federated Shareholders Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees --FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees --M&I Trust is the Funds' custodian. M&I Trust receives fees based on the level of each Fund's average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

General --Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees, of one or more of the above companies.

5. Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities, for the year ended August 31, 2002, were as follows:

Fund	Purchases	Sales

Equity Income Fund	$ 187,833,392	$ 207,860,220
Large-Cap Growth & Income Fund	210,692,200	201,663,507
Mid-Cap Value Fund	142,577,142	83,402,604
Mid-Cap Growth Fund	426,331,121	434,359,755
Small-Cap Growth Fund	292,062,024	281,564,405
International Stock Fund	265,811,390	271,464,009
Intermediate Bond Fund	319,407,757	287,138,111
Intermediate Tax-Free Fund	29,653,585	26,918,896
Short-Term Income Fund	14,165,600	26,783,404

Purchases and sales of long-term U.S. government securities, for the year ended August 31, 2002, were as follows:

Fund	Purchases	Sales

Government Income Fund	$ 300,936,320	$ 338,737,966
Intermediate Bond Fund	785,625,210	822,184,907
Short-Term Income Fund	47,415,232	35,237,227

6. Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (except for the Money Market Fund) entered into a $50,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemptions payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended August 31, 2002.

FEDERAL INCOME TAX INFORMATION

The Funds hereby designate the following distributions as capital gain distributions for the year ended August 31, 2002:

Equity Income Fund	$ 1,613,873
Mid-Cap Value Fund	12,780,149
Mid-Cap Growth Fund	885,770
Small-Cap Growth Fund	4,937,939

At August 31, 2002, the following percentage represents the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax:

Intermediate Tax-Free Fund	100%

Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors and Shareholders of
Marshall Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Marshall Equity Income Fund, the Marshall Large-Cap Growth & Income Fund, the Marshall Mid-Cap Value Fund, the Marshall Mid-Cap Growth Fund, the Marshall Small-Cap Growth Fund, the Marshall International Stock Fund, the Marshall Government Income Fund, the Marshall Intermediate Bond Fund, the Marshall Intermediate Tax-Free Fund, the Marshall Short-Term Income Fund, and the Marshall Money Market Fund (the eleven portfolios constituting Marshall Funds, Inc.) (the "Funds"), as of August 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the Marshall Government Income Fund for the year then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1998 were audited by other auditors whose report, dated October 23, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Marshall Funds, Inc., as identified above, at August 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 15, 2002

Board of Directors and Corporation Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Marshall Funds, Inc. consists of eleven investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INTERESTED DIRECTORS BACKGROUND

Name Age Address Positions Held with Corporation Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

John M. Blaser* Age: 45 1000 North Water Street Milwaukee, WI PRESIDENT AND DIRECTOR Began serving: May 1999

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.
Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

David W. Schulz* Age: 44 1000 North Water Street Milwaukee, WI DIRECTOR Began serving: May 1999	Principal Occupations: President and Director, M&I Investment Management Corp.; Vice President, M&I Trust.

* Reasons for Interested Status: Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Funds' Adviser.

INDEPENDENT DIRECTORS BACKGROUND

John DeVincentis Age: 68 13821 12th Street Kenosha, WI DIRECTOR Began serving: October 1993	Principal Occupations: Independent Financial Consultant; Retired, formerly, Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (electrical products manufacturer).

Duane E. Dingmann Age: 71 1631 Harding Ave Eau Claire, WI DIRECTOR Began serving: March 1999

Principal Occupation: Retired; formerly President and owner, Trubilt Auto Body, Inc. and Telephone Specialists, Inc.

Other Directorships Held: Class B (nonbanking) Director, Ninth Federal Reserve District, Minneapolis, MN.

James Mitchell Age: 55 2808 Range Line Circle Mequon, WI DIRECTOR Began serving: March 1999

Principal Occupation: Chief Executive Officer, NOG, Inc.; Chairman, Ayrshire Precision Engineering.

Previous Positions: Group Vice President, Citation Corporation; Chief Executive Officer, Interstate Forging Industries.

Barbara J. Pope Age: 54 Suite 2285 115 South La Salle Street Chicago, IL DIRECTOR Began serving: March 1999	Principal Occupation: President, Barbara J. Pope, P.C., (financial consulting firm); President, Sedgwick Street Fund LLC; which is the general partner of a private investment partnership.

OFFICERS

Name Age Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions

John M. Blaser Age: 45 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI PRESIDENT

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke Age: 46 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

William A. Frazier Age: 47 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

Brooke J. Billick Age: 48 M&I Trust 1000 Water Street Milwaukee, WI SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Shareholder, Gibbs, Roper, Loots & Williams, SC.

Lori K. Hoch Age: 31 M&I Trust 1000 Water Street Milwaukee, WI ASSISTANT SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Associate, Michael, Best & Friedrich LLP; Associate, Quarles & Brady LLP.

Joseph P. Bree Age: 29 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI TREASURER	Principal Occupations: Investment Officer and Senior Financial Analyst, M&I Investment Management Corp. Previous Positions: Associate, Barclays Global Investors; Associate, Strong Capital Management.

Mutual funds are not bank deposits or obligation, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each
Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Edgewood Services, Inc., Distributor G01126-01(10/02)
M&I Investment Management Corp., Investment Adviser
©2002 Marshall Funds, Inc.

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